UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7803

Name of Registrant: Vanguard Scottsdale Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2010 – February 28, 2011

Item 1: Reports to Shareholders

Vanguard Explorer Value™ Fund
Semiannual Report

February 28, 2011

> For the six months ended February 28, 2011, Vanguard Explorer Value Fund returned about 37%, ahead of both the return of its benchmark index and the average return of its peer group.

> U.S. stocks rallied through much of the period, and small- and mid-capitalization stocks outperformed their large-cap counterparts.

> All ten of the fund’s industry sectors generated positive results, with information technology and industrials contributing most to the fund’s return.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisors’ Report.	7
Fund Profile.	11
Performance Summary.	12
Financial Statements.	13
About Your Fund’s Expenses.	23
Trustees Approve Advisory Agreements.	25
Glossary.	27

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended February 28, 2011

Total
Returns
Vanguard Explorer Value Fund	37.29%
Russell 2500 Value Index	32.49
Small-Cap Value Funds Average	35.50
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance
August 31, 2010 , Through February 28, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Explorer Value Fund	$18.09	$24.48	$0.135	$0.196

1

Chairman’s Letter

Dear Shareholder,

Small- and mid-capitalization stocks thrived through the six months ended February, 28, 2011, and Vanguard Explorer Value Fund’s result for the period reflects this environment, as well as the skill of the fund’s three advisors.

The Explorer Value Fund returned about 37% for the six months, ahead of its benchmark, the Russell 2500 Value Index, as well as the average return for small-cap value funds.

All ten of the industry sectors in the fund and its benchmark advanced for the six-months. Indeed, in the fund, only the lightly represented consumer staples sector failed to register double-digit returns, and five sectors enjoyed returns exceeding 40%: energy, health care, consumer discretionary, information technology, and industrials. Compared with the benchmark, the fund benefited most from its holdings in information technology, industrials, and utilities, but was held back by its holdings in materials.

A fretful start, an optimistic finish for global stock markets
Stock markets rallied from their midsummer malaise to produce exceptional returns for the six months ended February 28. At the start of the period, the U.S. economy seemed in danger of tipping back into recession.

2

ended February 28. At the start of the period, the U.S. economy seemed in danger of tipping back into recession. By the end, hopes were high that it had reached escape velocity, propelled by steady job growth and notable strength in the manufacturing sector. Smaller stocks, which are especially sensitive to the rhythms of the business cycle, produced the highest six-month returns.

In Europe, investor optimism subdued sovereign-debt jitters, driving stock prices higher. Developed markets in the Pacific region perked up on signs of recovery in global trade. Australian stocks posted especially strong returns, benefiting from a surge in the prices of metals and other natural resources. Emerging stock markets trailed a few steps behind their developed-market counterparts. Most major currencies appreciated relative to the U.S. dollar, enhancing returns from abroad for U.S.-based investors.

Interest rates rose, depressing bond prices
U.S. interest rates hovered near generational lows early in the period, but then moved higher, putting pressure on bond prices. For the six-month period, the broad taxable bond market produced a small negative return. The municipal bond market did worse. Corporate bonds outperformed government debt, as investors stretched for yield beyond government securities, where rates remained low by historical standards.

Market Barometer

			Total Returns
		Periods Ended February 28, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	28.65%	23.54%	3.17%
Russell 2000 Index (Small-caps)	37.55	32.60	3.80
Dow Jones U.S. Total Stock Market Index	29.24	24.45	3.59
MSCI All Country World Index ex USA (International)	22.16	21.12	4.23

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	-0.83%	4.93%	5.80%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	-3.51	1.72	4.07
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	2.16

CPI
Consumer Price Index	1.37%	2.11%	2.18%

3

As it has since December 2008, the Federal Reserve held its target for short-term interest rates near 0%. This stance kept the returns available from money market instruments, such as the 3-month Treasury bill, in the same neighborhood.

Industrials, IT sectors pace fund’s returns
Explorer Value Fund’s three advisors— Frontier Capital Management Co., LLC, Cardinal Capital Management, L.L.C., and Sterling Capital Management LLC–– aim to discover small and mid-sized companies that appear underappreciated by the market. While their approaches complement each other, the three advisors measure value in different ways.

At the end of August, when the fund began its first full fiscal year, stocks got back on track. Market volatility and investor risk-aversion subsided, creating an environment favorable for small- and mid-cap stocks.

Information technology and industrials stocks, buoyed by the improving economy, contributed almost half of the fund’s total return. Corporations expanded their technology budgets, driving IT stocks higher; increased demand for services and manufacturing lifted industrials stocks.

Within information technology, software and semiconductor equipment firms powered returns, although strength was evident within every area of the sector.

Expense Ratios
Your Fund Compared With Its Peer Group

		Peer Group
	Fund	Average
Explorer Value Fund	0.56%	1.53%

The fund expense ratio shown is from the prospectus dated December 28, 2010, and represents estimated costs for the current fiscal year.
For the six months ended February 28, 2011, the fund’s annualized expense ratio was 0.56%. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group:  Small-Cap Value Funds.

4

Semiconductor equipment maker Axcelis Technologies and software company Progress Software were among the best contributors. Machinery firms accounted for a significant portion of the industrial sector’s performance, but the improving economy also aided a variety of other businesses. Employment services firm On Assignment and machinery supplier Colfax helped lead the sector.

The advisors’ outsized holdings in IT and industrials, combined with favorable stock selection in both sectors, added more than 3 percentage points to the fund’s return compared with that of its benchmark. Selections among consumer discretionary, financials, health care, and energy bolstered the fund’s overall strong showing. The fund’s minimal exposure to the relatively lackluster utilities sector also made a sizable difference. Utilities generally don’t fit the advisors’ definition of value stocks, and the fund held only a fraction of the sector compared to the benchmark.

Stock selection in the materials sector held back performance. For example, a sizable stake in metal and glass container company Silgan Holdings—which climbed more than 22%— meant forgoing opportunities for even stronger returns elsewhere.

For more on the advisors’ strategy and the fund’s positioning during the six months, please see the Advisors’ Report that follows this letter.

A relatively strong start, but consider long journey
Although Vanguard Explorer Value Fund debuted amid choppy waters, it has been ably steered by its three advisors—each has more than ten years of experience investing in value stocks. Of course, 11 months isn’t a sufficient time period in which to judge a long-term investment. Any investor must keep in mind that there will be months, or even years, with negative returns. Moreover, the fund’s 37% return for the half-year is also extreme and certainly not predictable or expected.

Nobody really knows which way the market is headed, or what segment of the market will lead the way—especially with the dramatic events unfolding in the Middle East and North Africa as I write this letter, and the uncertain ramifications of the tragedy in Japan. That’s why it’s important to follow your investment plan and not let emotions rule your investment decisions. At Vanguard, we encourage you to build and maintain a portfolio based on your individual objectives, time horizon, and risk tolerance. With its experienced

5

management team and low costs, the Explorer Value Fund can play an important part in your investment plan by providing exposure to small and midsized value stocks.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 14, 2011

6

Advisors’ Report

For the half-year ended February 28, 2011, Vanguard Explorer Value Fund returned about 37%, ahead of its comparative standards. Your fund is managed by three independent advisors, a strategy that enhances the fund’s diversification by providing exposure to distinct, yet complementary, investment approaches. It is not uncommon for different advisors to have different views about individual securities or the broader investment environment.

The advisors, the amount and percentage of fund assets each manages, and brief descriptions of their investment strategies are presented in the table below. The advisors have also prepared a discussion of the investment environment that existed during the half-year and of how their portfolio positioning reflects this assessment. (Please note that the Frontier and Sterling discussions refer to industry sectors as defined by Russell classifications, rather than by the Global Industry Classification Standard used elsewhere in this report.) These comments were prepared on March 16, 2011.

Vanguard Explorer Value Fund Investment Advisors

	Fund Assets Managed
Investment Advisor	%	$ Million	Investment Strategy
Frontier Capital Management Co.,	34	41	The advisor selects stocks by identifying companies it
LLC			believes are underpriced relative to their long-term
			value. These companies are generally inexpensive and
			have low price-to-book and price-to-earnings ratios.
Cardinal Capital Management,	31	39	The advisor seeks stocks that are able to generate
L.L.C.			excess cash flow and to reinvest the cash to increase
			shareholder value.
Sterling Capital Management LLC	31	39	The advisor searches for stocks of quality companies
			selling at large discounts compared to their underlying
			value. It defines quality stocks as those that generate
			considerable cash flow, reinvest in opportunities with
			attractive returns, and have a competitive advantage
			with their business sector.
Cash Investments	4	5	These short-term reserves are invested by Vanguard in
			equity index products to simulate investment in stocks.
			Each advisor may also maintain a modest cash
			position.

7

Frontier Capital Management Co., LLC

Portfolio Managers:
Thomas W. Duncan, Jr., Senior Vice President

William A. Teichner, CFA, Senior Vice President

Small-cap value stocks, like other U.S. stocks, were strong during the six-month period ended February 28, 2011. The increase in the markets was a reversal of the trend of the prior six-month period, and it was influenced by two noteworthy events: the Federal Reserve’s November announcement that it would purchase $600 billion of longer-term Treasuries in an effort to lift the economy, and December’s tax legislation that extended prior tax cuts for two more years.

Our portion of the fund benefited from both favorable stock selection and favorable sector selection during the period. Positive stock selection in technology, producer durables, and health care more than made up for small declines in other areas. Our strongest contributor was SM Energy, an oil and natural gas producer. The company reported quarterly results that exceeded consensus estimates.

The weakest contributor in our portion of the portfolio was Dallas-based brokerage and banking firm SWS Group. Its stock was hurt by the resignation of its CFO, disappointing earnings, and a reduction in the firm’s quarterly dividend—all of which stemmed from problem real estate loans at its bank subsidiary. We sold the stock because of our concerns that SWS could continue to issue challenging earnings reports and might need to raise significant new capital.

During the period, we added 12 stocks to our portion of the portfolio and sold off 12 others. The purchases were spread across eight sectors; the sales, across six. The net effect was a small increase in our holdings of producer durables, health care, and utility stocks, and a small reduction in financial and technology names. As is typical for us, the changes were based on company-specific reasons, rather than top-down positioning.

Cardinal Capital Management, L.L.C.

Portfolio Managers:
Amy K. Minella, Partner

Eugene Fox, Partner

Robert B. Kirkpatrick, CFA, Partner

For the six months ended February 28, 2011, our portion of the Explorer Value Fund performed well. Domestic equities posted strong returns for the period as the prospects for 2011 brightened because of the extension of the Bush-era tax cuts, temporary reductions in Social Security withholding taxes, and the Obama administration’s more cooperative tone toward business. Monetary policy remained supportive as the Federal Reserve kept rates low and announced further quantitative easing. However, economic challenges persist: Unemployment remains high, the residential real estate

8

market faces several million foreclosures, and state and local governments will likely have to make more cuts in spending and jobs to combat large deficits.

Our portion of the portfolio benefited from allocation across economic sectors, while stock selection was mixed. Underweightings to the relatively weaker performing utility and financial sectors, and overweightings in the better- performing industrial, information technology, and health care sectors, proved beneficial. Favorable stock selection was most evident in the financial services and energy sectors. Affiliated Managers Group, an asset management firm leveraged to the equity markets, and Concho Resources, a rapidly growing oil-centric exploration and production company, were the stand-out investments. Detractors included residual cash in a strong market and stock selection in the materials sector, where we continue to prefer less cyclical stocks over commodity-based businesses.

With fiscal and monetary policy accommodative and economic conditions continuing their prolonged recovery, our investment outlook remains upbeat. Moreover, as business confidence and credit markets have improved, corporate managements have become much more active in using their free cash flow and debt capacity to make acquisitions that will boost earnings and share repurchases. These actions should benefit 2011 results, and they also bode well for the longer term.

Sterling Capital Management LLC

Portfolio Managers:
Eduardo A. Brea, CFA, Managing Director

Brian R. Walton, CFA, Managing Director

As we look back over the last six months, it is apparent that several variables combined to provide a very strong tailwind for stocks. The Federal Reserve unveiled a plan in early November to provide additional liquidity to the U.S. capital markets. Also, economic growth regained momentum during the latter part of 2010, with manufacturing output, consumer confidence, retail sales, and even unemployment rates demonstrating measurable improvement. On top of these improved economic signposts, late in 2010 Washington passed legislation extending the Bush-era tax cuts. The cumulative impact of these events was certainly conducive to a year-end rally in the stock market.

Our portion of the portfolio performed well during the period, driven primarily by stock selection. Strong results in information technology and health care were offset by weakness in financials. Compuware posted strong gains as IT spending on software rebounded. The portfolio’s health care holdings were assisted by the improving mergers and acquisition environment; both King Pharmaceutical and Martek Biosciences were acquired by larger firms during the fourth quarter of 2010. Within financials, portfolio holdings

9

of real estate investment trusts (REITs) generally lagged both their peers and the index, contributing to the overall negative stock selection within the sector. In terms of sector selection, the only real standout in our portion of the portfolio was an underweighting in utilities, which broadly underperformed the market for the period.

Heading into 2011, our portion of the portfolio remains largely structured as it was throughout much of 2010. Attractive valuation and the growth opportunities prevalent within the IT sector support our large overweighting of this group. In aggregate, we maintain a slight cyclical bias, with an emphasis on business and commercial spending rather than on consumer activity.

10

Explorer Value Fund

Fund Profile
As of February 28, 2011

Portfolio Characteristics
		Russell	DJ
		2500	U.S. Total
		Value	Market
	Fund	Index	Index
Number of Stocks	185	1,627	3,845
Median Market Cap	$2.1B	$2.7B	$31.4B
Price/Earnings Ratio	20.5x	23.1x	17.9x
Price/Book Ratio	1.7x	1.5x	2.3x
Return on Equity	12.2%	9.0%	19.2%
Earnings Growth Rate	1.9%	-1.0%	5.4%
Dividend Yield	1.3%	1.8%	1.6%
Foreign Holdings	0.8%	0.0%	0.0%
Turnover Rate
(Annualized)	46%	—	—
Ticker Symbol	VEVFX	—	—
Expense Ratio[1]	0.56%	—	—
30-Day SEC Yield	0.60%	—	—
Short-Term Reserves	3.1%	—	—

Sector Diversification (% of equity exposure)
		Russell	DJ
		2500	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	8.6%	9.8%	11.8%
Consumer Staples	1.5	3.6	9.1
Energy	7.4	9.5	11.6
Financials	26.8	32.3	16.6
Health Care	7.1	5.8	10.5
Industrials	23.0	11.8	11.4
Information
Technology	18.5	8.6	18.9
Materials	3.6	7.5	4.5
Telecommunication
Services	1.3	1.1	2.5
Utilities	2.2	10.0	3.1

Ten Largest Holdings (% of total net assets)
Teleflex Inc.	Health Care
	Equipment	2.3%
Affiliated Managers	Asset Management
Group Inc.	& Custody Banks	2.1
Silgan Holdings Inc.	Metal & Glass
	Containers	2.1
Willis Group Holdings plc	Insurance Brokers	1.9
CA Inc.	Systems Software	1.7
j2 Global	Internet Software &
Communications Inc.	Services	1.7
Aspen Insurance	Property & Casualty
Holdings Ltd.	Insurance	1.6
Atlas Air Worldwide	Air Freight &
Holdings Inc.	Logistics	1.6
SM Energy Co.	Oil & Gas
	Exploration &
	Production	1.6
Chemed Corp.	Health Care
	Services	1.6
Top Ten		18.2%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 28, 2010, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2011, the annualized expense ratio was 0.56%.

11

Explorer Value Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): March 30, 2010, Through February 28, 2011

Note: For 2011, performance data reflect the six months ended February 28, 2011.

Total Returns: Period Ended December 31, 2010
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
Explorer Value Fund	3/30/2010	16.82%

See Financial Highlights for dividend and capital gains information.

12

Explorer Value Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (93.0%)[1]
Consumer Discretionary (7.8%)
	Chico’s FAS Inc.	78,927	1,084
	Virgin Media Inc.	39,100	1,065
*	Exide Technologies	73,300	872
	Six Flags Entertainment Corp.	12,700	792
*	Entercom Communications
	Corp. Class A	60,300	789
	American Eagle
	Outfitters Inc.	51,300	787
*	Interpublic Group of Cos. Inc.	53,000	700
	Newell Rubbermaid Inc.	34,603	669
*	Ascena Retail Group Inc.	19,500	609
	Meredith Corp.	16,161	570
	Regis Corp.	26,100	458
	Christopher & Banks Corp.	46,600	285
*	Valassis Communications Inc.	9,900	279
	Wendy’s/Arby’s Group Inc.
	Class A	51,600	246
	International Speedway
	Corp. Class A	8,300	230
*	Cambium Learning
	Group Inc.	50,900	182
*	Kirkland’s Inc.	6,000	92
			9,709
Consumer Staples (1.3%)
	JM Smucker Co.	8,900	613
	Inter Parfums Inc.	30,678	555
*	Ralcorp Holdings Inc.	4,400	285
*	Pantry Inc.	10,798	170
			1,623
Energy (6.9%)
	SM Energy Co.	16,503	1,196
*	Carrizo Oil & Gas Inc.	27,978	1,041
*,^	Resolute Energy Corp.	54,700	992
	EXCO Resources Inc.	47,900	980
	World Fuel Services Corp.	22,900	949

			Market
			Value
		Shares	($000)
*	Plains Exploration &
	Production Co.	20,800	815
*	Oasis Petroleum Inc.	22,100	763
*	Concho Resources Inc.	6,400	682
	Holly Corp.	11,000	628
*	Comstock Resources Inc.	18,900	502
			8,548
Financials (25.2%)
*	Affiliated Managers
	Group Inc.	14,900	1,591
	Willis Group Holdings plc	36,800	1,431
	Aspen Insurance
	Holdings Ltd.	41,696	1,232
	First Citizens
	BancShares Inc. Class A	4,875	985
	Nelnet Inc. Class A	43,500	971
	Endurance Specialty
	Holdings Ltd.	19,500	967
	Comerica Inc.	23,300	906
	Raymond James
	Financial Inc.	23,634	906
	Cash America
	International Inc.	21,100	901
	Fifth Third Bancorp	58,000	847
	Argo Group International
	Holdings Ltd.	20,722	789
	HCC Insurance Holdings Inc.	22,633	705
	Ares Capital Corp.	39,400	702
*	Texas Capital
	Bancshares Inc.	27,560	696
	Bank of the Ozarks Inc.	14,485	624
	Validus Holdings Ltd.	19,573	606
	Starwood Property Trust Inc.	25,500	596
	Entertainment
	Properties Trust	12,500	596
	Discover Financial Services	27,300	594
	Hatteras Financial Corp.	19,900	589
	Northwest Bancshares Inc.	47,900	581

13

Explorer Value Fund

			Market
			Value
		Shares	($000)
	Assurant Inc.	14,000	569
*	E*Trade Financial Corp.	34,800	556
*	Allied World Assurance
	Co. Holdings Ltd.	8,956	553
	Parkway Properties Inc.	33,900	550
	First American
	Financial Corp.	34,700	547
	Assured Guaranty Ltd.	36,700	533
	Regency Centers Corp.	11,100	502
	Medical Properties Trust Inc.	42,700	501
	Flushing Financial Corp.	34,700	497
*	Beneficial Mutual
	Bancorp Inc.	55,200	497
	National Retail Properties Inc.	18,304	470
	First Financial Holdings Inc.	42,500	453
	BOK Financial Corp.	8,440	433
*	Investment Technology
	Group Inc.	22,500	431
*	Pinnacle Financial
	Partners Inc.	26,567	424
*	First Horizon National Corp.	36,744	423
	First Community
	Bancshares Inc.	33,394	411
	Synovus Financial Corp.	159,000	405
*	Popular Inc.	122,900	399
	Government Properties
	Income Trust	14,600	397
	Realty Income Corp.	10,961	394
	Cypress Sharpridge
	Investments Inc.	31,600	394
	Hancock Holding Co.	11,100	385
	optionsXpress Holdings Inc.	23,522	381
	CapitalSource Inc.	50,300	381
	Renasant Corp.	23,621	380
	GFI Group Inc.	75,874	379
	Washington Federal Inc.	21,100	375
	Brookline Bancorp Inc.	36,000	374
	EastGroup Properties Inc.	5,100	232
	Home Bancshares Inc.	9,300	210
*	Enstar Group Ltd.	825	69
			31,320
Health Care (6.4%)
	Teleflex Inc.	30,200	1,763
	Chemed Corp.	18,100	1,184
	Omnicare Inc.	34,600	991
*	Henry Schein Inc.	11,500	793
	Cooper Cos. Inc.	12,464	771
*	VCA Antech Inc.	25,200	631
*	CONMED Corp.	19,622	520
	West Pharmaceutical
	Services Inc.	9,400	386
*	Coventry Health Care Inc.	12,400	374

			Market
			Value
		Shares	($000)
*	Synovis Life
	Technologies Inc.	12,800	253
*	IRIS International Inc.	23,300	237
			7,903
Industrials (21.7%)
*	Atlas Air Worldwide
	Holdings Inc.	17,525	1,197
	RR Donnelley & Sons Co.	63,300	1,179
	Harsco Corp.	32,200	1,100
	Mueller Industries Inc.	31,500	1,070
*	Teledyne Technologies Inc.	19,000	995
*	Colfax Corp.	41,824	928
*	WESCO International Inc.	14,066	819
*	Altra Holdings Inc.	36,915	798
	JB Hunt Transport
	Services Inc.	19,100	795
	Equifax Inc.	22,200	794
	Alliant Techsystems Inc.	10,900	787
*	FTI Consulting Inc.	23,500	775
*	KAR Auction Services Inc.	52,800	741
*	On Assignment Inc.	67,569	709
*	Titan Machinery Inc.	27,566	709
	UTi Worldwide Inc.	34,000	677
	Herman Miller Inc.	24,100	649
	Snap-On Inc.	10,455	600
	Viad Corp.	26,100	598
	AMETEK Inc.	14,100	591
	Actuant Corp. Class A	20,521	581
	Carlisle Cos. Inc.	13,200	568
*	BE Aerospace Inc.	16,693	563
	Allegiant Travel Co. Class A	13,600	561
*	RailAmerica Inc.	37,404	561
	Granite Construction Inc.	19,000	541
*	Celadon Group Inc.	37,038	541
*	GrafTech International Ltd.	26,800	536
*	Kirby Corp.	9,658	534
	Brink’s Co.	16,300	503
	Interface Inc. Class A	30,177	503
*	DXP Enterprises Inc.	23,595	502
*	SYKES Enterprises Inc.	25,700	478
*	Beacon Roofing Supply Inc.	21,523	457
*	Orbital Sciences Corp.	22,995	409
*	Columbus McKinnon Corp.	23,485	406
*	Saia Inc.	26,496	400
*	Insituform Technologies
	Inc. Class A	15,400	398
	Heidrick & Struggles
	International Inc.	14,500	395
	HNI Corp.	8,436	268
*	WABCO Holdings Inc.	4,306	252
*	Furmanite Corp.	31,015	225
*	CRA International Inc.	8,552	222
			26,915

14

Explorer Value Fund

			Market
			Value
		Shares	($000)
Information Technology (17.2%)
	CA Inc.	51,200	1,269
*	j2 Global
	Communications Inc.	43,000	1,251
	DST Systems Inc.	23,200	1,183
*	Progress Software Corp.	39,550	1,161
*	Convergys Corp.	77,100	1,085
*	MicroStrategy Inc. Class A	8,550	1,016
*	IAC/InterActiveCorp	31,200	969
*	Axcelis Technologies Inc.	345,200	949
*	Lexmark International Inc.
	Class A	25,201	946
*	Compuware Corp.	70,300	792
*	Cabot Microelectronics Corp.	16,000	781
	Fair Isaac Corp.	25,000	699
	Earthlink Inc.	83,400	686
*	Anaren Inc.	29,275	621
	InterDigital Inc.	12,700	606
*	Avid Technology Inc.	27,130	598
	Jabil Circuit Inc.	27,587	591
	MTS Systems Corp.	12,667	587
*	Insight Enterprises Inc.	30,900	565
*	Pericom
	Semiconductor Corp.	54,040	544
	Harris Corp.	10,500	490
*	Fairchild Semiconductor
	International Inc. Class A	24,800	437
*	Orbotech Ltd.	30,200	425
	National
	Semiconductor Corp.	27,000	418
*	SAIC Inc.	25,000	408
*	Acxiom Corp.	23,100	396
	Broadridge Financial
	Solutions Inc.	17,000	390
	Diebold Inc.	9,658	340
	Littelfuse Inc.	5,578	295
*	Brightpoint Inc.	22,200	280
*	Lionbridge Technologies Inc.	62,900	231
*	Virtusa Corp.	11,600	196
*	OSI Systems Inc.	4,886	184
			21,389
Materials (3.3%)
	Silgan Holdings Inc.	42,700	1,558
	FMC Corp.	10,200	790
	Cabot Corp.	16,202	701
	PH Glatfelter Co.	33,000	406
*	RTI International Metals Inc.	8,142	232
	Eagle Materials Inc.	7,100	229
	Cytec Industries Inc.	3,442	196
			4,112
Telecommunication Services (1.2%)
*	NII Holdings Inc.	25,900	1,061
	Windstream Corp.	39,600	496
			1,557

		Market
		Value
	Shares	($000)
Utilities (2.0%)
Westar Energy Inc.	27,455	714
Portland General Electric Co.	26,153	612
Piedmont Natural
Gas Co. Inc.	14,386	422
Unitil Corp.	16,800	383
Southwest Gas Corp.	9,255	360
		2,491
Total Common Stocks
(Cost $99,860)		115,567
Temporary Cash Investments (7.6%)[1]
Money Market Fund (7.0%)
[2,3] Vanguard Market Liquidity
Fund, 0.213%	8,659,000	8,659

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.6%)
[4,5] Fannie Mae Discount
Notes, 0.190%, 3/1/11	200	200
[4,5] Federal Home Loan
Bank Discount Notes,
0.150%, 5/25/11	200	200
[4,5] Freddie Mac Discount
Notes, 0.281%, 6/21/11	400	400
		800
Total Temporary Cash Investments
(Cost $9,459)		9,459
Total Investments (100.6%)
(Cost $109,319)		125,026
Other Assets and Liabilities (-0.6%)
Other Assets		527
Liabilities[3]		(1,291)
		(764)
Net Assets (100%)
Applicable to 5,076,108 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		124,262
Net Asset Value Per Share		$24.48

Explorer Value Fund

At February 28, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	105,527
Undistributed Net Investment Income	47
Accumulated Net Realized Gains	2,660
Unrealized Appreciation (Depreciation)
Investment Securities	15,707
Futures Contracts	321
Net Assets	124,262

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $540,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.0% and 3.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $566,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $800,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Explorer Value Fund

Statement of Operations

Six Months Ended
February 28, 2011
($000)
Investment Income
Income
Dividends	702
Interest[1]	10
Total Income	712
Expenses
Investment Advisory Fees—Note B	167
The Vanguard Group—Note C
Management and Administrative	78
Marketing and Distribution	9
Custodian Fees	5
Shareholders’ Reports	14
Total Expenses	273
Net Investment Income	439
Realized Net Gain (Loss)
Investment Securities Sold	2,768
Futures Contracts	658
Realized Net Gain (Loss)	3,426
Change in Unrealized Appreciation (Depreciation)
Investment Securities	24,474
Futures Contracts	573
Change in Unrealized Appreciation (Depreciation)	25,047
Net Increase (Decrease) in Net Assets Resulting from Operations	28,912
1 Interest income from an affiliated company of the fund was $9,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Explorer Value Fund

Statement of Changes in Net Assets

		March 16,
	Six Months Ended	2010[1] to
	February 28,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	439	184
Realized Net Gain (Loss)	3,426	71
Change in Unrealized Appreciation (Depreciation)	25,047	(9,019)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,912	(8,764)
Distributions
Net Investment Income	(576)	—
Realized Capital Gain[2]	(837)	—
Total Distributions	(1,413)	—
Capital Share Transactions
Issued	34,677	96,958
Issued in Lieu of Cash Distributions	1,289	—
Redeemed	(14,500)	(12,897)
Net Increase (Decrease) from Capital Share Transactions	21,466	84,061
Total Increase (Decrease)	48,965	75,297
Net Assets
Beginning of Period	75,297	—
End of Period[3]	124,262	75,297

1 Commencement of subscription period for the fund.
2 Includes fiscal 2011 short-term gain distributions totaling $815,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed net investment income of $47,000 and $184,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Explorer Value Fund

Financial Highlights

	Six Months	March 16,
	Ended	2010[1] to
	February 28,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$18.09	$20.00
Investment Operations
Net Investment Income	.100	.044
Net Realized and Unrealized Gain (Loss) on Investments	6.621	(1.954)
Total from Investment Operations	6.721	(1.910)
Distributions
Dividends from Net Investment Income	(.135)	—
Distributions from Realized Capital Gains	(.196)	—
Total Distributions	(.331)	—
Net Asset Value, End of Period	$24.48	$18.09

Total Return[2]	37.29%	-9.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$124	$75
Ratio of Total Expenses to Average Net Assets	0.56%	0.56%[3]
Ratio of Net Investment Income to Average Net Assets	0.91%	0.55%[3]
Portfolio Turnover Rate	46%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Subscription period for the fund was March 16, 2010 to March 30, 2010, during which time all assets were held in money market instruments. Performance measurement began March 30, 2010 at a net asset value of $20.00.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information abou any applicable account service fees.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Explorer Value Fund

Notes to Financial Statements

Vanguard Explorer Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended August 31, 2010, and for the period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

20

Explorer Value Fund

B. Frontier Capital Management Co., LLC, Cardinal Capital Management L.L.C., and Sterling Capital Management LLC each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. In accordance with the advisory contracts entered into with Frontier Capital Management Co., LLC, Cardinal Capital Management L.L.C., and Sterling Capital Management LLC in March 2010, the investment advisory fees will be subject to quarterly adjustments, beginning March 1, 2011, based on performance since May 31, 2010, relative to the Russell 2000 Value Index, Russell Mid-Cap Value Custom Cap-Range Index, and Russell 2500 Value Index, respectively.

The Vanguard Group manages the cash reserves of the fund on an at-cost basis.

For the six months ended February 28, 2011, the aggregate investment advisory fee represented an effective annual basic rate of 0.35% of the fund’s average net assets, with no adjustment required based on performance.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $19,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	115,567	—	—
Temporary Cash Investments	8,659	800	—
Futures Contracts—Assets[1]	13	—	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	124,233	800	—
1 Represents variation margin on the last day of the reporting period.

21

Explorer Value Fund

E. At February 28, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2011	61	5,020	321

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2011, the cost of investment securities for tax purposes was $109,319,000. Net unrealized appreciation of investment securities for tax purposes was $15,707,000, consisting of unrealized gains of $16,998,000 on securities that had risen in value since their purchase and $1,291,000 in unrealized losses on securities that had fallen in value since their purchase.

G. During the six months ended February 28, 2011, the fund purchased $38,434,000 of investment securities and sold $20,018,000 of investment securities, other than temporary cash investments.

H. Capital shares issued and redeemed were:

	Six Months Ended	March 16, 2010[1] to
	February 28, 2011	August 31, 2010
	Shares	Shares
	(000)	(000)
Issued	1,520	4,840
Issued in Lieu of Cash Distributions	57	—
Redeemed	(663)	(677)
Net Increase (Decrease) in Shares Outstanding	914	4,163
1 Commencement of subscription period for the fund.

I. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

23

Six Months Ended February 28, 2011

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Explorer Value Fund	8/31/2010	2/28/2011	Period
Based on Actual Fund Return	$1,000.00	$1,372.87	$3.29
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.02	2.81

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.56%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

24

Trustees Approve Advisory Agreements

The board of trustees of Vanguard Explorer Value Fund has renewed the fund’s investment advisory agreements with Cardinal Capital Management, L.L.C., Frontier Capital Management Co., LLC, and Sterling Capital Management LLC. The board determined that the retention of the advisors was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the agreements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management services since its inception in 2010, and took into account the organizational depth and stability of each advisor. The board noted the following:

Cardinal Capital Management, L.L.C. Founded in 1995, Cardinal is an investment advisor that manages small- and mid-cap value portfolios. Cardinal employs a traditional, bottom-up, fundamental approach with a cash-flow-oriented investment process. Cardinal believes that a company’s stock price is ultimately determined by its ability to generate excess cash flow and redeploy that cash to enhance shareholder value. Cardinal has advised a portion of the fund since the fund’s inception.

Frontier Capital Management Co., LLC. Founded in 1980, Frontier is an investment advisor with a long history of investing in small- and mid-cap stocks. Frontier employs a traditional, bottom-up approach to stock selection by identifying companies that the advisor believes are underpriced relative to their long-term value. These companies generally are inexpensive in many ways, including price-to-book and price-to-earnings ratios. Frontier has advised a portion of the fund since the fund’s inception.

Sterling Capital Management LLC. Founded in 1970, Sterling manages enhanced cash and fixed income products for corporate customers and small- to mid-cap value equities in the small- and mid-cap value strategy. Sterling’s philosophy is fundamental, bottom-up, and value-oriented. Sterling uses a value-oriented strategy that finds stocks of quality companies selling at large discounts compared to the underlying value of the business. Sterling defines quality companies as those that generate considerable cash flow, offer reinvestment opportunities with attractive returns, and enjoy competitive advantages in their business sector. Sterling has advised a portion of the fund since the fund’s inception.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory agreements.

Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that each advisor has carried out the fund’s investment strategy in a disciplined fashion, and the performance results have allowed the fund to remain competitive versus its benchmark and its average peer fund. Information about the fund’s performance since inception can be found in the Performance Summary section of this report.

25

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the fund’s advisory fee rate.

The board did not consider profitability of the fund’s advisors in determining whether to approve the advisory fees, because the firms are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory agreements again after a one-year period.

26

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

27

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

28

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	Chairman Emeritus and Senior Advisor
Business Administration at Dartmouth College.
John J. Brennan
Chairman, 1996–2009
Executive Officers	Chief Executive Officer and President, 1996–2008

Glenn Booraem
Born 1967. Controller Since July 2010. Principal	Founder
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of	John C. Bogle
the investment companies served by The Vanguard	Chairman and Chief Executive Officer, 1974–1996
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q16902 042011

Vanguard Russell 1000 Index Funds
Semiannual Report

February 28, 2011

Vanguard Russell 1000 Index Fund
Vanguard Russell 1000 Value Index Fund
Vanguard Russell 1000 Growth Index Fund

> The Vanguard Russell 1000 Index Funds made their debut in a period of stock market strength, delivering double-digit returns for their ETF Shares.

> Each fund closely tracked the performance of its benchmark index.

> Information technology, energy, and financial stocks were especially strong performers.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Russell 1000 Index Fund.	7
Russell 1000 Value Index Fund.	19
Russell 1000 Growth Index Fund.	31
Trustees Approve Advisory Arrangement.	43
Glossary.	44

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Period Ended February 28, 2011

Returns
Since Inception
Vanguard Russell 1000 Index Fund
Institutional Shares (Inception: 10/15/2010)	14.21%
ETF Shares (Inception: 9/20/2010)
Market Price	17.96
Net Asset Value	17.85
Russell 1000 Index	17.92
Large-Cap Core Funds Average	16.46
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Russell 1000 Value Index Fund
Institutional Shares (Inception: 12/10/2010)	8.23%
ETF Shares (Inception: 9/20/2010)
Market Price	16.52
Net Asset Value	16.38
Russell 1000 Value Index	16.47
Large-Cap Value Funds Average	16.31
Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.
Vanguard Russell 1000 Growth Index Fund
Institutional Shares (Inception: 12/6/2010)	7.86%
ETF Shares (Inception: 9/20/2010)
Market Price	19.42
Net Asset Value	19.31
Russell 1000 Growth Index	19.38
Large-Cap Growth Funds Average	17.84
Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Benchmark returns are calculated from the start of the reporting period or from the earliest share-class inception date.

1

Chairman’s Letter

Dear Shareholder,

In the brief period since their September 2010 inception, the Vanguard Russell 1000 Index Funds produced exceptional returns, benefiting from a broad-based rally among large- and mid-cap stocks.

For the five-plus months through February 28, the returns of the funds’ ETF Shares ranged from about 16% for the Russell 1000 Value Index Fund to more than 19% for the Russell 1000 Growth Index Fund. (ETF returns are based on the funds’ net asset values.) The Russell 1000 Index Fund, a blend of the growth and value funds, returned almost 18% for its ETF Shares. The funds’ Institutional Shares, which require a minimum initial investment of $5 million, were launched some weeks later and provided returns ranging from about 8% to about 14%.

All three funds closely tracked their benchmark indexes.

The new Russell 1000 Index Funds mark an extension of Vanguard’s equity indexing franchise, which now includes suites of broad-market portfolios benchmarked to Russell, Standard & Poor’s, and MSCI indexes. Our research indicates that correlation among the returns of the U.S. indexes from all three providers is very high. We would expect only modest differences in long-term performance from one provider’s index to another.

2

This report begins with a look at the investment environment of the past six months and then reviews the drivers of the funds’ performance during their briefer period of operation.

A fretful start, an optimistic finish for global stock markets
Stock markets rallied from their mid- summer malaise to produce exceptional returns for the six months ended February 28. At the start of the period, the U.S. economy seemed in danger of tipping back into recession. By the end, hopes were high that it had reached escape velocity, propelled by steady job growth and notable strength in the manufacturing sector. Smaller stocks, which are especially sensitive to the rhythms of the business cycle, produced the highest six-month returns.

In Europe, investor optimism subdued sovereign-debt jitters, driving stock prices higher. Developed markets in the Pacific region perked up on signs of recovery in global trade. Australian stocks posted especially strong returns, benefiting from a surge in the prices of metals and other natural resources. Emerging stock markets trailed a few steps behind their developed-market counterparts. Most major currencies appreciated relative to the U.S. dollar, enhancing returns from abroad for U.S.-based investors.

Market Barometer

			Total Returns
		Periods Ended February 28, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	28.65%	23.54%	3.17%
Russell 2000 Index (Small-caps)	37.55	32.60	3.80
Dow Jones U.S. Total Stock Market Index	29.24	24.45	3.59
MSCI All Country World Index ex USA (International)	22.16	21.12	4.23

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	-0.83%	4.93%	5.80%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	-3.51	1.72	4.07
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	2.16

CPI
Consumer Price Index	1.37%	2.11%	2.18%

3

Interest rates rose, depressing bond prices
U.S. interest rates hovered near generational lows early in the period, but then moved higher, putting pressure on bond prices. For the six-month period, the broad taxable bond market produced a small negative return. The municipal bond market did worse. Corporate bonds outperformed government debt, as investors stretched for yield beyond government securities, where rates remained low by historical standards.

As it has since December 2008, the Federal Reserve held its target for short-term interest rates near 0%. This stance kept the returns available from money market instruments, such as the 3-month Treasury bill, in the same neighborhood.

The funds debuted in a period of stock market strength
During their first few months of operation, the Vanguard Russell 1000 Index Funds benefited from general robustness among large and mid-sized stocks. Information technology stocks were some of the best performers, rising on the strength of consumers’ enthusiasm for platforms such as tablets and smart phones and on signs that business investment is set to pick up. The strong showing of IT stocks helped all three funds, but made an especially big contribution to the Russell 1000 Growth Index Fund. At the end of the period, tech stocks accounted for about one-third of that fund’s assets.

Energy stocks delivered exceptional returns. The sector’s high return was based partly on rising oil prices, but more broadly it reflected a gradual clearing of the clouds that have hung over energy stocks since the Gulf oil spill. The sector made significant contributions to all three funds. Financial stocks were another source of strength, particularly in the Russell 1000 Value Index Fund, where the sector accounted for about 27% of assets. The big commercial and investment banks have continued to wrestle with a number of challenges, but the long period of low interest rates and accommodative capital markets has helped restore the sector’s financial health.

4

Weak spots were conspicuous by their absence, although utility and consumer staples stocks produced below-market returns.

The three funds succeeded in capturing virtually all of the returns of their target indexes. Overall, their returns were within 9 basis points (0.09 percentage point) of the index results, a shortfall consistent with the costs of managing a real-world portfolio. Such performance is a tribute to Vanguard Quantitative Equity Group, the funds’ advisor, which has spent more than 35 years developing and refining index-fund management strategies. The funds’ low costs are an important ally in the advisor’s effort to capture the index return.

Solid building blocks for long-term portfolios
It would be wonderful if the exceptional returns produced during the funds’ first few months could be expected to continue forever. The stock market doesn’t work that way, however. Returns are volatile, with periods of strength often followed by stretches of weakness. And, as we have seen in recent weeks, unpredictable events such as those in the Middle East, North Africa, and Japan can disrupt market trends. That’s why we counsel investors to develop allocations to stock, bond, and money market funds in proportions consistent with their goals and ability to withstand the stock market’s occasionally sharp declines.

The new Vanguard Russell 1000 Index Funds can be powerful building blocks in such a portfolio, offering low-cost exposure to the broad market of U.S. large- and mid-cap stocks or to the growth and value segments within it.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 14, 2011

5

Your Fund’s Performance at a Glance
Inception Through February 28, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Russell 1000 Index Fund
Institutional Shares (Inception: 10/15/2010)	$103.49	$117.82	$0.357	$0.000
ETF Shares (Inception: 9/20/2010)	51.78	60.83	0.183	0.000
Vanguard Russell 1000 Value Index Fund
Institutional Shares (Inception: 12/10/2010)	$108.03	$116.74	$0.170	$0.000
ETF Shares (Inception: 9/20/2010)	51.46	59.80	0.086	0.000
Vanguard Russell 1000 Growth Index Fund
Institutional Shares (Inception: 12/6/2010)	$110.81	$119.34	$0.171	$0.000
ETF Shares (Inception: 9/20/2010)	52.12	62.09	0.087	0.000

6

Russell 1000 Index Fund

Fund Profile
As of February 28, 2011

Share-Class Characteristics

	Institutional		ETF
		Shares	Shares
Ticker Symbol		VRNIX	VONE
Expense Ratio[1]		0.08%	0.12%
30-Day SEC Yield		1.68%	1.64%

Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Number of Stocks	978	975	3,845
Median Market Cap	$40.1B	$40.1B	$31.4B
Price/Earnings Ratio	17.2x	17.2x	17.9x
Price/Book Ratio	2.3x	2.3x	2.3x
Return on Equity	20.0%	19.8%	19.2%
Earnings Growth Rate	5.2%	5.2%	5.4%
Dividend Yield	1.8%	1.8%	1.6%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	2%	—	—
Short-Term Reserves	0.7%	—	—

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Consumer
Discretionary	11.2%	11.2%	11.8%
Consumer Staples	9.2	9.2	9.1
Energy	12.7	12.7	11.6
Financials	16.1	16.1	16.6
Health Care	10.9	10.9	10.5
Industrials	11.3	11.3	11.4
Information
Technology	18.4	18.4	18.9
Materials	4.1	4.1	4.5
Telecommunication
Services	2.8	2.8	2.5
Utilities	3.3	3.3	3.1

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.1%
Apple Inc.	Computer
	Hardware	2.3
General Electric Co.	Industrial
	Conglomerates	1.6
Chevron Corp.	Integrated Oil &
	Gas	1.5
International Business	IT Consulting &
Machines Corp.	Other Services	1.5
Microsoft Corp.	Systems Software	1.5
JPMorgan Chase & Co.	Diversified Financial
	Services	1.3
Procter & Gamble Co.	Household
	Products	1.3
Johnson & Johnson	Pharmaceuticals	1.2
AT&T Inc.	Integrated
	Telecommunication
	Services	1.2
Top Ten		16.5%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated September 16, 2010, and represent estimated costs for the current fiscal year. For the period ended February 28, 2011, the annualized expense ratios were 0.08% for Institutional Shares and 0.12% for ETF Shares.

7

Russell 1000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): September 20, 2010, Through February 28, 2011

Note: For 2011, performance data reflect the period ended February 28, 2011.

Total Returns: Period Ended December 31, 2010
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
Institutional Shares	10/15/2010	7.80%
ETF Shares	9/20/2010
Market Price		11.26
Net Asset Value		11.25

See Financial Highlights for dividend and capital gains information.

8

Russell 1000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Walt Disney Co.	10,158	444	0.6%
McDonald’s Corp.	5,580	422	0.6%
Comcast Corp. Class A	14,589	376	0.5%
Home Depot Inc.	8,782	329	0.5%
* Amazon.com Inc.	1,815	315	0.4%
* Ford Motor Co.	19,025	286	0.4%
Consumer Discretionary—Other †		5,832	8.1%
		8,004	11.1%
Consumer Staples
Procter & Gamble Co.	14,936	942	1.3%
Coca-Cola Co.	10,924	698	1.0%
Philip Morris International Inc.	9,604	603	0.8%
PepsiCo Inc.	8,364	530	0.7%
Wal-Mart Stores Inc.	10,050	522	0.7%
Altria Group Inc.	10,801	274	0.4%
Kraft Foods Inc.	8,319	265	0.4%
Consumer Staples—Other †		2,756	3.8%
		6,590	9.1%
Energy
Exxon Mobil Corp.	26,440	2,261	3.2%
Chevron Corp.	10,417	1,081	1.5%
Schlumberger Ltd.	7,084	662	0.9%
ConocoPhillips	7,719	601	0.8%
Occidental Petroleum Corp.	4,212	430	0.6%
Energy—Other †		3,991	5.5%
		9,026	12.5%
Financials
JPMorgan Chase & Co.	20,634	963	1.3%
Wells Fargo & Co.	25,237	814	1.1%
* Berkshire Hathaway Inc. Class B	8,970	783	1.1%

9

Russell 1000 Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Bank of America Corp.	52,031	744	1.0%
* Citigroup Inc.	109,712	513	0.7%
Goldman Sachs Group Inc.	2,670	437	0.6%
US Bancorp	9,942	276	0.4%
Financials—Other †		6,974	9.7%
		11,504	15.9%
Health Care
Johnson & Johnson	14,304	879	1.2%
Pfizer Inc.	41,831	805	1.1%
Merck & Co. Inc.	16,172	527	0.7%
Abbott Laboratories	8,005	385	0.5%
* Amgen Inc.	4,968	255	0.4%
Health Care—Other †		4,936	6.9%
		7,787	10.8%
Industrials
General Electric Co.	55,369	1,158	1.6%
United Technologies Corp.	4,839	404	0.5%
3M Co.	3,698	341	0.5%
Caterpillar Inc.	3,258	335	0.5%
Boeing Co.	3,937	284	0.4%
United Parcel Service Inc. Class B	3,704	273	0.4%
Industrials—Other †		5,255	7.3%
		8,050	11.2%
Information Technology
* Apple Inc.	4,719	1,667	2.3%
International Business Machines Corp.	6,651	1,077	1.5%
Microsoft Corp.	39,723	1,056	1.5%
* Google Inc. Class A	1,264	775	1.1%
Oracle Corp.	19,757	650	0.9%
Intel Corp.	28,855	619	0.8%
* Cisco Systems Inc.	29,619	550	0.8%
QUALCOMM Inc.	8,507	507	0.7%
Hewlett-Packard Co.	11,360	496	0.7%
* EMC Corp.	10,661	290	0.4%
Information Technology—Other †		5,421	7.5%
		13,108	18.2%
Materials
Freeport-McMoRan Copper & Gold Inc.	4,875	258	0.3%
EI du Pont de Nemours & Co.	4,699	258	0.4%
Materials—Other †		2,394	3.3%
		2,910	4.0%
Telecommunication Services
AT&T Inc.	30,645	870	1.2%
Verizon Communications Inc.	14,660	541	0.8%
Telecommunication Services—Other †		577	0.8%
		1,988	2.8%

Utilities †		2,372	3.3%
Total Common Stocks (Cost $66,458)		71,339	98.9%[1]

10

Russell 1000 Index Fund

				Market	Percentage
				Value	of Net
		Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2	Vanguard Market Liquidity Fund	0.213%	1,159,335	1,159	1.6%

3	U.S. Government and Agency Obligations †			125	0.2%
Total Temporary Cash Investments (Cost $1,284)				1,284	1.8%[1]
Total Investments (Cost $67,742)				72,623	100.7%
Other Assets and Liabilities
Other Assets				206	0.3%
Liabilities				(710)	(1.0%)
				(504)	(0.7%)
Net Assets				72,119	100.0%

At February 28, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	67,015
Undistributed Net Investment Income	210
Accumulated Net Realized Gains	2
Unrealized Appreciation (Depreciation)
Investment Securities	4,881
Futures Contracts	11
Net Assets	72,119

Institutional Shares—Net Assets
Applicable to 508,842 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	59,953
Net Asset Value Per Share—Institutional Shares	$117.82

ETF Shares—Net Assets
Applicable to 200,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,166
Net Asset Value Per Share—ETF Shares	$60.83

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $125,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

11

Russell 1000 Index Fund

Statement of Operations

September 20, 2010[1] to
February 28, 2011
($000)
Investment Income
Income
Dividends	316
Interest[2]	1
Total Income	317
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	3
Management and Administrative—ETF Shares	1
Custodian Fees	9
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	1
Total Expenses	14
Net Investment Income	303
Realized Net Gain (Loss)
Investment Securities Sold	116
Futures Contracts	6
Realized Net Gain (Loss)	122
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,881
Futures Contracts	11
Change in Unrealized Appreciation (Depreciation)	4,892
Net Increase (Decrease) in Net Assets Resulting from Operations	5,317
1 Inception.
2 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Russell 1000 Index Fund

Statement of Changes in Net Assets

September 20,
2010[1] to
February 28,
2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	303
Realized Net Gain (Loss)	122
Change in Unrealized Appreciation (Depreciation)	4,892
Net Increase (Decrease) in Net Assets Resulting from Operations	5,317
Distributions
Net Investment Income
Institutional Shares	(66)
ETF Shares	(27)
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	(93)
Capital Share Transactions
Institutional Shares	55,840
ETF Shares	11,055
Net Increase (Decrease) from Capital Share Transactions	66,895
Total Increase (Decrease)	72,119
Net Assets
Beginning of Period	—
End of Period[2]	72,119
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $210,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 1000 Index Fund

Financial Highlights

Institutional Shares

October 15, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$103.49
Investment Operations
Net Investment Income	.799[2]
Net Realized and Unrealized Gain (Loss) on Investments	13.888
Total from Investment Operations	14.687
Distributions
Dividends from Net Investment Income	(.357)
Distributions from Realized Capital Gains	—
Total Distributions	(.357)
Net Asset Value, End of Period	$117.82

Total Return	14.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$60
Ratio of Total Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	1.96%
Portfolio Turnover Rate[3]	2%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 1000 Index Fund

Financial Highlights

ETF Shares

September 20, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$51.78
Investment Operations
Net Investment Income	.459[2]
Net Realized and Unrealized Gain (Loss) on Investments	8.774
Total from Investment Operations	9.233
Distributions
Dividends from Net Investment Income	(.183)
Distributions from Realized Capital Gains	—
Total Distributions	(.183)
Net Asset Value, End of Period	$60.83

Total Return	17.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12
Ratio of Total Expenses to Average Net Assets	0.12%
Ratio of Net Investment Income to Average Net Assets	1.92%
Portfolio Turnover Rate[3]	2%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Russell 1000 Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on October 15, 2010. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

16

Russell 1000 Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $12,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	71,339	—	—
Temporary Cash Investments	1,159	125	—
Futures Contracts—Assets[1]	4	—	—
Total	72,502	125	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2011	12	796	11

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

17

Russell 1000 Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the period ended February 28, 2011, the fund realized $120,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2011, the cost of investment securities for tax purposes was $67,742,000. Net unrealized appreciation of investment securities for tax purposes was $4,881,000, consisting of unrealized gains of $5,568,000 on securities that had risen in value since their purchase and $687,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the period ended February 28, 2011, the fund purchased $69,304,000 of investment securities and sold $2,962,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

		Inception[1] to
	February 28, 2011
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	55,871	509
Issued in Lieu of Cash Distributions	66	1
Redeemed	(97)	(1)
Net Increase (Decrease)—Institutional Shares	55,840	509
ETF Shares
Issued	13,735	250
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,680)	(50)
Net Increase (Decrease)—ETF Shares	11,055	200
1 Inception was September 20, 2010, for ETF Shares and October 15, 2010, for Institutional Shares.

H. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

18

Russell 1000 Value Index Fund

Fund Profile
As of February 28, 2011

Share-Class Characteristics

	Institutional		ETF
	Shares		Shares
Ticker Symbol	VRVIX		VONV
Expense Ratio[1]	0.08%		0.15%
30-Day SEC Yield	2.05%		1.98%

Portfolio Characteristics
		Russell	DJ
		1000	U.S. Total
		Value	Market
	Fund	Index	Index
Number of Stocks	668	665	3,845
Median Market Cap	$39.9B	$39.9B	$31.4B
Price/Earnings Ratio	16.4x	16.4x	17.9x
Price/Book Ratio	1.7x	1.7x	2.3x
Return on Equity	14.6%	14.5%	19.2%
Earnings Growth Rate	-0.1%	-0.1%	5.4%
Dividend Yield	2.1%	2.1%	1.6%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	18%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
		Russell	DJ
		1000	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	8.1%	8.1%	11.8%
Consumer Staples	9.4	9.4	9.1
Energy	13.5	13.5	11.6
Financials	27.6	27.6	16.6
Health Care	12.1	12.1	10.5
Industrials	9.3	9.3	11.4
Information
Technology	5.5	5.5	18.9
Materials	3.1	3.1	4.5
Telecommunication
Services	4.8	4.8	2.5
Utilities	6.6	6.6	3.1

Ten Largest Holdings (% of total net assets)
Chevron Corp.	Integrated Oil &
	Gas	2.9%
JPMorgan Chase & Co.	Diversified Financial
	Services	2.7
General Electric Co.	Industrial
	Conglomerates	2.5
Procter & Gamble Co.	Household
	Products	2.5
AT&T Inc.	Integrated
	Telecommunication
	Services	2.5
Wells Fargo & Co.	Diversified Banks	2.3
Pfizer Inc.	Pharmaceuticals	2.3
Berkshire Hathaway Inc.	Property & Casualty
Class B	Insurance	2.2
Johnson & Johnson	Pharmaceuticals	2.1
Bank of America Corp.	Diversified Financial
	Services	2.1
Top Ten		24.1%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated September 16, 2010, and represent estimated costs for the current fiscal year. For the period ended February 28, 2011, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

19

Russell 1000 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): September 20, 2010, Through February 28, 2011

Note: For 2011, performance data reflect the period ended February 28, 2011.

Total Returns: Period Ended December 31, 2010
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
Institutional Shares	12/10/2010	2.08%
ETF Shares	9/20/2010
Market Price		9.83
Net Asset Value		9.79

See Financial Highlights for dividend and capital gains information.

20

Russell 1000 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Walt Disney Co.	34,624	1,514	1.2%
Comcast Corp. Class A	38,565	993	0.8%
Time Warner Inc.	16,007	611	0.5%
News Corp. Class A	31,987	556	0.5%
Comcast Corp. Class A Special Shares	11,200	272	0.2%
Consumer Discretionary—Other †		5,737	4.8%
		9,683	8.0%
Consumer Staples
Procter & Gamble Co.	47,846	3,017	2.5%
Kraft Foods Inc.	28,338	902	0.7%
PepsiCo Inc.	12,112	768	0.6%
CVS Caremark Corp.	21,389	707	0.6%
Wal-Mart Stores Inc.	13,562	705	0.6%
Coca-Cola Co.	9,463	605	0.5%
Consumer Staples—Other †		4,552	3.8%
		11,256	9.3%
Energy
Chevron Corp.	33,620	3,488	2.9%
ConocoPhillips	16,233	1,264	1.1%
Occidental Petroleum Corp.	11,443	1,167	1.0%
Apache Corp.	6,748	841	0.7%
Devon Energy Corp.	7,901	722	0.6%
Anadarko Petroleum Corp.	8,746	716	0.6%
Exxon Mobil Corp.	7,302	625	0.5%
National Oilwell Varco Inc.	7,412	590	0.5%
Energy—Other †		6,808	5.6%
		16,221	13.5%
Financials
JPMorgan Chase & Co.	70,320	3,283	2.7%
Wells Fargo & Co.	86,007	2,775	2.3%
* Berkshire Hathaway Inc. Class B	30,568	2,668	2.2%

21

Russell 1000 Value Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Bank of America Corp.	177,322	2,534	2.1%
* Citigroup Inc.	373,898	1,750	1.5%
Goldman Sachs Group Inc.	9,099	1,490	1.2%
US Bancorp	33,861	939	0.8%
Bank of New York Mellon Corp.	21,447	652	0.5%
PNC Financial Services Group Inc.	9,306	574	0.5%
Morgan Stanley	18,258	542	0.5%
Prudential Financial Inc.	8,213	541	0.4%
Financials—Other †		15,527	12.9%
		33,275	27.6%
Health Care
Pfizer Inc.	142,561	2,743	2.3%
Johnson & Johnson	41,435	2,546	2.1%
Merck & Co. Inc.	55,112	1,795	1.5%
* Amgen Inc.	16,921	869	0.7%
UnitedHealth Group Inc.	20,085	855	0.7%
Bristol-Myers Squibb Co.	30,390	784	0.7%
Eli Lilly & Co.	13,867	479	0.4%
Health Care—Other †		4,478	3.7%
		14,549	12.1%
Industrials
General Electric Co.	144,919	3,032	2.5%
Union Pacific Corp.	7,828	747	0.6%
CSX Corp.	6,890	514	0.5%
General Dynamics Corp.	6,120	466	0.4%
Industrials—Other †		6,412	5.3%
		11,171	9.3%
Information Technology
Microsoft Corp.	44,845	1,192	1.0%
Intel Corp.	31,086	667	0.6%
Corning Inc.	24,165	557	0.5%
Information Technology—Other †		4,152	3.4%
		6,568	5.5%
Materials
Dow Chemical Co.	20,412	759	0.6%
EI du Pont de Nemours & Co.	10,499	576	0.5%
Materials—Other †		2,447	2.0%
		3,782	3.1%
Telecommunication Services
AT&T Inc.	104,436	2,964	2.5%
Verizon Communications Inc.	49,960	1,844	1.5%
Telecommunication Services—Other †		968	0.8%
		5,776	4.8%
Utilities
Southern Co.	14,591	556	0.5%
Exelon Corp.	11,697	488	0.4%
Dominion Resources Inc.	10,556	482	0.4%
Utilities—Other †		6,443	5.3%
		7,969	6.6%
Total Common Stocks (Cost $111,427)		120,250	99.8%

22

Russell 1000 Value Index Fund

	Market	Percentage
	Value	of Net
	($000)	Assets
Temporary Cash Investment
U.S. Government and Agency Obligations † (Cost $200)	200	0.1%
Total Investments (Cost $111,627)	120,450	99.9%
Other Assets and Liabilities
Other Assets	530	0.5%
Liabilities	(457)	(0.4%)
	73	0.1%
Net Assets	120,523	100.0%

At February 28, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	111,196
Undistributed Net Investment Income	470
Accumulated Net Realized Gains	34
Unrealized Appreciation (Depreciation)	8,823
Net Assets	120,523

Institutional Shares—Net Assets
Applicable to 878,726 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	102,582
Net Asset Value Per Share—Institutional Shares	$116.74

ETF Shares—Net Assets
Applicable to 300,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	17,941
Net Asset Value Per Share—ETF Shares	$59.80

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
See accompanying Notes, which are an integral part of the Financial Statements.

23

Russell 1000 Value Index Fund

Statement of Operations

September 20, 2010[1] to
February 28, 2011
($000)
Investment Income
Income
Dividends	631
Interest[2]	2
Total Income	633
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	15
Management and Administrative—ETF Shares	8
Marketing and Distribution—Institutional Shares	1
Marketing and Distribution—ETF Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	1
Total Expenses	25
Net Investment Income	608
Realized Net Gain (Loss)
Investment Securities Sold	102
Futures Contracts	5
Realized Net Gain (Loss)	107
Change in Unrealized Appreciation (Depreciation) of Investment Securities	8,823
Net Increase (Decrease) in Net Assets Resulting from Operations	9,538
1 Inception.
2 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Russell 1000 Value Index Fund

Statement of Changes in Net Assets

September 20,
2010[1] to
February 28,
2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	608
Realized Net Gain (Loss)	107
Change in Unrealized Appreciation (Depreciation)	8,823
Net Increase (Decrease) in Net Assets Resulting from Operations	9,538
Distributions
Net Investment Income
Institutional Shares	(116)
ETF Shares	(22)
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	(138)
Capital Share Transactions
Institutional Shares	95,245
ETF Shares	15,878
Net Increase (Decrease) from Capital Share Transactions	111,123
Total Increase (Decrease)	120,523
Net Assets
Beginning of Period	—
End of Period[2]	120,523
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $470,000.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Russell 1000 Value Index Fund

Financial Highlights

Institutional Shares

December 10, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$108.03
Investment Operations
Net Investment Income	.925[2]
Net Realized and Unrealized Gain (Loss) on Investments	7.955
Total from Investment Operations	8.880
Distributions
Dividends from Net Investment Income	(.170)
Distributions from Realized Capital Gains	—
Total Distributions	(.170)
Net Asset Value, End of Period	$116.74

Total Return	8.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$103
Ratio of Total Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	2.33%
Portfolio Turnover Rate[3]	18%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Russell 1000 Value Index Fund

Financial Highlights

ETF Shares

September 20, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$51.46
Investment Operations
Net Investment Income	.611[2]
Net Realized and Unrealized Gain (Loss) on Investments	7.815
Total from Investment Operations	8.426
Distributions
Dividends from Net Investment Income	(.086)
Distributions from Realized Capital Gains	—
Total Distributions	(.086)
Net Asset Value, End of Period	$59.80

Total Return	16.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18
Ratio of Total Expenses to Average Net Assets	0.15%
Ratio of Net Investment Income to Average Net Assets	2.26%
Portfolio Turnover Rate[3]	18%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Russell 1000 Value Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on December 10, 2010. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

28

Russell 1000 Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $20,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	120,250	—	—
Temporary Cash Investments	—	200	—
Total	120,250	200	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the period ended February 28, 2011, the fund realized $73,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

29

Russell 1000 Value Index Fund

At February 28, 2011, the cost of investment securities for tax purposes was $111,627,000. Net unrealized appreciation of investment securities for tax purposes was $8,823,000, consisting of unrealized gains of $9,834,000 on securities that had risen in value since their purchase and $1,011,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended February 28, 2011, the fund purchased $119,677,000 of investment securities and sold $8,351,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

		Inception[1] to
	February 28, 2011
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	100,129	923
Issued in Lieu of Cash Distributions	116	1
Redeemed	(5,000)	(45)
Net Increase (Decrease)—Institutional Shares	95,245	879
ETF Shares
Issued	18,508	350
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,630)	(50)
Net Increase (Decrease)—ETF Shares	15,878	300
1 Inception was September 20, 2010, for ETF Shares and December 10, 2010, for Institutional Shares.

G. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

30

Russell 1000 Growth Index Fund

Fund Profile
As of February 28, 2011

Share-Class Characteristics

	Institutional		ETF
	Shares		Shares
Ticker Symbol	VRGWX		VONG
Expense Ratio[1]	0.08%		0.15%
30-Day SEC Yield	1.00%		0.93%

Portfolio Characteristics
		Russell	DJ
		1000	U.S. Total
		Growth	Market
	Fund	Index	Index
Number of Stocks	628	626	3,845
Median Market Cap	$40.1B	$40.1B	$31.4B
Price/Earnings Ratio	18.2x	18.2x	17.9x
Price/Book Ratio	3.8x	3.8x	2.3x
Return on Equity	25.6%	25.3%	19.2%
Earnings Growth Rate 10.2%		10.2%	5.4%
Dividend Yield	1.4%	1.4%	1.6%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	2%	—	—
Short-Term Reserves	2.0%	—	—

Sector Diversification (% of equity exposure)
		Russell	DJ
		1000	U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer
Discretionary	14.3%	14.3%	11.8%
Consumer Staples	9.1	9.1	9.1
Energy	11.8	11.8	11.6
Financials	4.8	4.8	16.6
Health Care	9.8	9.8	10.5
Industrials	13.2	13.3	11.4
Information
Technology	31.1	31.0	18.9
Materials	5.0	5.0	4.5
Telecommunication
Services	0.8	0.8	2.5
Utilities	0.1	0.1	3.1

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	5.8%
Apple Inc.	Computer
	Hardware	4.6
International Business	IT Consulting &
Machines Corp.	Other Services	3.0
Google Inc. Class A	Internet Software &
	Services	2.2
Microsoft Corp.	Systems Software	2.0
Oracle Corp.	Systems Software	1.8
Schlumberger Ltd.	Oil & Gas
	Equipment &
	Services	1.6
Cisco Systems Inc.	Communications
	Equipment	1.5
Coca-Cola Co.	Soft Drinks	1.4
Philip Morris
International Inc.	Tobacco	1.4
Top Ten		25.3%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated September 16, 2010, and represent estimated costs for the current fiscal year. For the period ended February 28, 2011, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

31

Russell 1000 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): September 20, 2010, Through February 28, 2011

Note: For 2011, performance data reflect the period ended February 28, 2011.

Total Returns: Period Ended December 31, 2010
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
Institutional Shares	12/6/2010	1.87%
ETF Shares	9/20/2010
Market Price		12.72
Net Asset Value		12.68

See Financial Highlights for dividend and capital gains information.

32

Russell 1000 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	47,278	3,578	1.2%
Home Depot Inc.	74,408	2,788	0.9%
* Amazon.com Inc.	15,369	2,663	0.9%
* Ford Motor Co.	161,228	2,426	0.8%
Target Corp.	32,344	1,700	0.5%
* DIRECTV Class A	35,774	1,644	0.5%
NIKE Inc. Class B	15,823	1,409	0.5%
Lowe’s Cos. Inc.	48,329	1,265	0.4%
Consumer Discretionary—Other †		26,175	8.6%
		43,648	14.3%
Consumer Staples
Coca-Cola Co.	69,063	4,414	1.4%
Philip Morris International Inc.	68,512	4,301	1.4%
Wal-Mart Stores Inc.	51,447	2,674	0.9%
PepsiCo Inc.	40,760	2,585	0.9%
Walgreen Co.	37,057	1,606	0.5%
Costco Wholesale Corp.	19,363	1,448	0.5%
Colgate-Palmolive Co.	18,048	1,417	0.5%
Altria Group Inc.	53,361	1,354	0.4%
Consumer Staples—Other †		8,029	2.6%
		27,828	9.1%
Energy
Exxon Mobil Corp.	205,853	17,607	5.8%
Schlumberger Ltd.	52,404	4,896	1.6%
ConocoPhillips	25,062	1,952	0.6%
Halliburton Co.	39,911	1,873	0.6%
EOG Resources Inc.	11,123	1,249	0.4%
Energy—Other †		8,514	2.8%
		36,091	11.8%

33

Russell 1000 Growth Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Financials
American Express Co.	46,096	2,008	0.7%
Financials—Other †		12,640	4.1%
		14,648	4.8%
Health Care
Abbott Laboratories	61,196	2,944	1.0%
Medtronic Inc.	37,231	1,486	0.5%
* Gilead Sciences Inc.	36,858	1,437	0.5%
* Express Scripts Inc.	24,083	1,354	0.4%
Health Care—Other †		22,582	7.4%
		29,803	9.8%
Industrials
United Technologies Corp.	37,476	3,131	1.0%
3M Co.	31,351	2,892	1.0%
Caterpillar Inc.	27,617	2,843	0.9%
United Parcel Service Inc. Class B	31,380	2,316	0.8%
General Electric Co.	108,832	2,277	0.7%
Emerson Electric Co.	33,119	1,976	0.7%
Honeywell International Inc.	33,679	1,950	0.6%
Boeing Co.	27,028	1,946	0.6%
Deere & Co.	17,621	1,589	0.5%
Industrials—Other †		19,481	6.4%
		40,401	13.2%
Information Technology
* Apple Inc.	39,991	14,125	4.6%
International Business Machines Corp.	56,366	9,125	3.0%
* Google Inc. Class A	10,708	6,568	2.1%
Microsoft Corp.	225,213	5,986	2.0%
Oracle Corp.	167,429	5,508	1.8%
* Cisco Systems Inc.	251,014	4,659	1.5%
QUALCOMM Inc.	72,099	4,296	1.4%
Hewlett-Packard Co.	96,274	4,200	1.4%
Intel Corp.	167,261	3,591	1.2%
* EMC Corp.	90,353	2,458	0.8%
Visa Inc. Class A	20,523	1,499	0.5%
Accenture plc Class A	26,861	1,383	0.5%
Information Technology—Other †		31,231	10.2%
		94,629	31.0%
Materials
Freeport-McMoRan Copper & Gold Inc.	41,288	2,186	0.7%
Monsanto Co.	23,982	1,724	0.6%
Praxair Inc.	13,448	1,336	0.4%
Materials—Other †		9,971	3.3%
		15,217	5.0%

Telecommunication Services †		2,465	0.8%

Utilities †		251	0.1%
Total Common Stocks (Cost $299,954)		304,981	99.9%

34

Russell 1000 Growth Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investment
Money Market Fund
1 Vanguard Market Liquidity Fund
(Cost $6,314)	0.213%	6,314,216	6,314	2.1%
Total Investments (Cost $306,268)			311,295	102.0%
Other Assets and Liabilities
Other Assets			470	0.2%
Liabilities			(6,577)	(2.2%)
			(6,107)	(2.0%)
Net Assets			305,188	100.0%

At February 28, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	300,033
Undistributed Net Investment Income	142
Accumulated Net Realized Losses	(14)
Unrealized Appreciation (Depreciation)	5,027
Net Assets	305,188

Institutional Shares—Net Assets
Applicable to 346,253 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	41,321
Net Asset Value Per Share—Institutional Shares	$119.34

ETF Shares—Net Assets
Applicable to 4,250,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	263,867
Net Asset Value Per Share—ETF Shares	$62.09

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

35

Russell 1000 Growth Index Fund

Statement of Operations

September 20, 2010[1] to
February 28, 2011
($000)
Investment Income
Income
Dividends	216
Interest[2]	2
Total Income	218
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	5
Management and Administrative—ETF Shares	9
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	1
Total Expenses	15
Net Investment Income	203
Realized Net Gain (Loss) on Investment Securities Sold	538
Change in Unrealized Appreciation (Depreciation) of Investment Securities	5,027
Net Increase (Decrease) in Net Assets Resulting from Operations	5,768
1 Inception.
2 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Russell 1000 Growth Index Fund

Statement of Changes in Net Assets

September 20,
2010[1] to
February 28,
2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	203
Realized Net Gain (Loss)	538
Change in Unrealized Appreciation (Depreciation)	5,027
Net Increase (Decrease) in Net Assets Resulting from Operations	5,768
Distributions
Net Investment Income
Institutional Shares	(39)
ETF Shares	(22)
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	(61)
Capital Share Transactions
Institutional Shares	39,115
ETF Shares	260,366
Net Increase (Decrease) from Capital Share Transactions	299,481
Total Increase (Decrease)	305,188
Net Assets
Beginning of Period	—
End of Period[2]	305,188
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $142,000.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Russell 1000 Growth Index Fund

Financial Highlights

Institutional Shares

December 6, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$110.81
Investment Operations
Net Investment Income	.398[2]
Net Realized and Unrealized Gain (Loss) on Investments	8.303
Total from Investment Operations	8.701
Distributions
Dividends from Net Investment Income	(.171)
Distributions from Realized Capital Gains	—
Total Distributions	(.171)
Net Asset Value, End of Period	$119.34

Total Return	7.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41
Ratio of Total Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	1.51%
Portfolio Turnover Rate[3]	2%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Russell 1000 Growth Index Fund

Financial Highlights

ETF Shares

September 20, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$52.12
Investment Operations
Net Investment Income	.141[2]
Net Realized and Unrealized Gain (Loss) on Investments	9.916
Total from Investment Operations	10.057
Distributions
Dividends from Net Investment Income	(.087)
Distributions from Realized Capital Gains	—
Total Distributions	(.087)
Net Asset Value, End of Period	$62.09

Total Return	19.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$264
Ratio of Total Expenses to Average Net Assets	0.15%
Ratio of Net Investment Income to Average Net Assets	1.44%
Portfolio Turnover Rate[3]	2%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Russell 1000 Growth Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on December 6, 2010. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net

40

Russell 1000 Growth Index Fund

assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $8,000 to Vanguard (included in Other Assets), representing 0.00% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the period ended February 28, 2011, the fund realized $552,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

At February 28, 2011, the cost of investment securities for tax purposes was $306,268,000. Net unrealized appreciation of investment securities for tax purposes was $5,027,000, consisting of unrealized gains of $5,706,000 on securities that had risen in value since their purchase and $679,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended February 28, 2011, the fund purchased $308,453,000 of investment securities and sold $9,037,000 of investment securities, other than temporary cash investments.

41

Russell 1000 Growth Index Fund

F. Capital share transactions for each class of shares were:

		Inception[1] to
	February 28, 2011
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	39,076	346
Issued in Lieu of Cash Distributions	39	—
Redeemed	—	—
Net Increase (Decrease)—Institutional Shares	39,115	346
ETF Shares
Issued	268,810	4,400
Issued in Lieu of Cash Distributions	—	—
Redeemed	(8,444)	(150)
Net Increase (Decrease)—ETF Shares	260,366	4,250
1 Inception was September 20, 2010, for ETF Shares and December 6, 2010, for Institutional Shares.

G. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

42

Trustees Approve Advisory Arrangement

The board of trustees approved the launch of Vanguard Russell 1000 Growth Index Fund, Russell 1000 Index Fund, and Russell 1000 Value Index Fund utilizing an internalized management structure whereby The Vanguard Group, Inc.—through its Quantitative Equity Group—would provide investment advisory services to the funds at cost. The board determined that the investment advisory arrangement with Vanguard was in the best interest of the funds and their prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance
The board determined that, in its management of other Vanguard index funds, the Quantitative Equity Group has a track record of consistent performance and disciplined investment processes. Information about each fund’s performance since inception can be found in the Performance Summary pages of this report.

Cost
The board considered the cost of services to be provided and concluded that the funds’ expense ratios will be below the average expense ratios charged by funds in their peer groups. Information about the funds’ expense ratios appears in the Financial Statements pages of this report.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

43

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

44

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

45

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	Chairman Emeritus and Senior Advisor
Business Administration at Dartmouth College.
John J. Brennan
Chairman, 1996–2009
Executive Officers	Chief Executive Officer and President, 1996–2008

Glenn Booraem
Born 1967. Controller Since July 2010. Principal	Founder
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of	John C. Bogle
the investment companies served by The Vanguard	Chairman and Chief Executive Officer, 1974–1996
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

The Russell Indexes and Russell® are registered
trademarks of Russell Investments and have been
licensed for use by The Vanguard Group, Inc. The
products are not sponsored, endorsed, sold, or
promoted by Russell Investments and Russell
Investments makes no representation regarding the
advisability of investing in the products.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18482 042011

Vanguard® Russell 1000 Index Fund

Schedule of Investments
As of February 28, 2011

		Market
		Value
	Shares	($000)
Common Stocks (98.9%)[1]
Consumer Discretionary (11.1%)
Walt Disney Co.	10,158	444
McDonald's Corp.	5,580	422
Comcast Corp. Class A	14,589	376
Home Depot Inc.	8,782	329
* Amazon.com Inc.	1,815	315
* Ford Motor Co.	19,025	286
Time Warner Inc.	5,911	226
News Corp. Class A	11,852	206
Target Corp.	3,820	201
Lowe's Cos. Inc.	7,484	196
* DIRECTV Class A	4,220	194
NIKE Inc. Class B	1,867	166
Johnson Controls Inc.	3,489	142
Viacom Inc. Class B	3,150	141
Time Warner Cable Inc.	1,839	133
Starbucks Corp.	3,865	127
Yum! Brands Inc.	2,425	122
* priceline.com Inc.	247	112
TJX Cos. Inc.	2,116	106
Carnival Corp.	2,268	97
Coach Inc.	1,583	87
* Kohl's Corp.	1,592	86
CBS Corp. Class B	3,527	84
Omnicom Group Inc.	1,592	81
Staples Inc.	3,786	81
* Las Vegas Sands Corp.	1,641	77
Thomson Reuters Corp.	1,940	77
* Bed Bath & Beyond Inc.	1,366	66
* Discovery Communications Inc. Class A	1,475	64
McGraw-Hill Cos. Inc.	1,637	63
Stanley Black & Decker Inc.	832	63
Starwood Hotels & Resorts Worldwide Inc.	983	60
Marriott International Inc. Class A	1,408	55
Best Buy Co. Inc.	1,686	54
Macy's Inc.	2,190	52
* Liberty Global Inc. Class A	1,228	52
Harley-Davidson Inc.	1,223	50

1

Vanguard® Russell 1000 Index Fund

		Market
		Value
	Shares	($000)
Gap Inc.	2,210	50
* Liberty Media Corp. - Interactive	3,099	50
Fortune Brands Inc.	792	49
Wynn Resorts Ltd.	393	48
Mattel Inc.	1,894	47
Virgin Media Inc.	1,724	47
Ross Stores Inc.	637	46
Cablevision Systems Corp. Class A	1,223	45
* BorgWarner Inc.	579	45
Limited Brands Inc.	1,388	44
VF Corp.	458	44
Genuine Parts Co.	826	44
JC Penney Co. Inc.	1,228	43
* NetFlix Inc.	206	43
* CarMax Inc.	1,164	41
Tiffany & Co.	659	41
* Chipotle Mexican Grill Inc. Class A	165	40
* O'Reilly Automotive Inc.	719	40
Nordstrom Inc.	871	39
Polo Ralph Lauren Corp. Class A	292	37
* Sirius XM Radio Inc.	20,250	37
* AutoZone Inc.	136	35
Darden Restaurants Inc.	733	35
* Interpublic Group of Cos. Inc.	2,557	34
Autoliv Inc.	447	33
* Dollar Tree Inc.	665	33
Family Dollar Stores Inc.	660	33
Whirlpool Corp.	387	32
* Royal Caribbean Cruises Ltd.	689	30
Wyndham Worldwide Corp.	942	29
Newell Rubbermaid Inc.	1,517	29
* Apollo Group Inc. Class A	640	29
* Lear Corp.	273	29
Hasbro Inc.	640	29
Advance Auto Parts Inc.	425	27
Abercrombie & Fitch Co.	463	27
* Liberty Media Corp. - Capital	359	26
International Game Technology	1,562	26
PetSmart Inc.	608	25
* DISH Network Corp. Class A	1,050	24
H&R Block Inc.	1,585	24
* Urban Outfitters Inc.	627	24
Scripps Networks Interactive Inc. Class A	461	24
* TRW Automotive Holdings Corp.	413	23
* NVR Inc.	31	23
Gentex Corp.	717	22
* MGM Resorts International	1,536	21
Expedia Inc.	1,053	21
* Fossil Inc.	271	21
Gannett Co. Inc.	1,224	20
* Garmin Ltd.	578	20
Tractor Supply Co.	374	19
* Sears Holdings Corp.	233	19
* Signet Jewelers Ltd.	440	19

2

Vanguard® Russell 1000 Index Fund

		Market
		Value
	Shares	($000)
* Liberty Media Corp. - Starz	263	18
Williams-Sonoma Inc.	495	18
DeVry Inc.	327	18
* Goodyear Tire & Rubber Co.	1,248	18
Leggett & Platt Inc.	761	18
Tupperware Brands Corp.	325	17
* LKQ Corp.	733	17
Phillips-Van Heusen Corp.	290	17
* Panera Bread Co. Class A	149	17
Harman International Industries Inc.	357	17
* Dick's Sporting Goods Inc.	460	17
DR Horton Inc.	1,430	17
* Mohawk Industries Inc.	288	17
Lennar Corp. Class A	818	16
* Tempur-Pedic International Inc.	350	16
Foot Locker Inc.	805	16
* Big Lots Inc.	389	16
* Toll Brothers Inc.	743	16
* GameStop Corp. Class A	786	16
Jarden Corp.	474	16
American Eagle Outfitters Inc.	1,004	15
Guess? Inc.	332	15
Service Corp. International	1,309	14
* Hanesbrands Inc.	491	13
Chico's FAS Inc.	918	13
Washington Post Co. Class B	29	13
* Penn National Gaming Inc.	350	13
* ITT Educational Services Inc.	164	12
* J Crew Group Inc.	284	12
* Pulte Group Inc.	1,731	12
* WMS Industries Inc.	298	12
* Aeropostale Inc.	452	12
* Lamar Advertising Co. Class A	296	11
* AutoNation Inc.	340	11
Brinker International Inc.	474	11
John Wiley & Sons Inc. Class A	231	11
* Bally Technologies Inc.	284	11
* DreamWorks Animation SKG Inc. Class A	381	11
Weight Watchers International Inc.	171	10
* Hyatt Hotels Corp. Class A	225	10
* Dollar General Corp.	359	10
Strayer Education Inc.	72	10
* Madison Square Garden Inc. Class A	310	9
Aaron's Inc.	373	9
RadioShack Corp.	585	9
* Career Education Corp.	335	8
Wendy's/Arby's Group Inc. Class A	1,690	8
* Office Depot Inc.	1,415	8
* New York Times Co. Class A	697	7
Hillenbrand Inc.	321	7
Morningstar Inc.	114	7
Meredith Corp.	185	7
Regal Entertainment Group Class A	418	6
Thor Industries Inc.	172	6

3

Vanguard® Russell 1000 Index Fund

		Market
		Value
	Shares	($000)
Choice Hotels International Inc.	144	6
KB Home	395	5
MDC Holdings Inc.	194	5
* Education Management Corp.	229	4
International Speedway Corp. Class A	160	4
* Central European Media Enterprises Ltd. Class A	205	4
* Clear Channel Outdoor Holdings Inc. Class A	229	3
* Federal-Mogul Corp.	93	2
* Tesla Motors Inc.	73	2
		8,004
Consumer Staples (9.1%)
Procter & Gamble Co.	14,936	942
Coca-Cola Co.	10,924	698
Philip Morris International Inc.	9,604	603
PepsiCo Inc.	8,364	530
Wal-Mart Stores Inc.	10,050	522
Altria Group Inc.	10,801	274
Kraft Foods Inc.	8,319	265
CVS Caremark Corp.	7,058	233
Walgreen Co.	4,802	208
Colgate-Palmolive Co.	2,544	200
Costco Wholesale Corp.	2,285	171
Kimberly-Clark Corp.	2,147	142
General Mills Inc.	3,442	128
Archer-Daniels-Midland Co.	3,335	124
Sysco Corp.	3,068	85
HJ Heinz Co.	1,640	82
Kroger Co.	3,345	77
Kellogg Co.	1,337	72
Mead Johnson Nutrition Co.	1,061	64
Avon Products Inc.	2,222	62
Lorillard Inc.	793	61
Reynolds American Inc.	1,742	60
Sara Lee Corp.	3,229	55
Bunge Ltd.	749	54
Estee Lauder Cos. Inc. Class A	572	54
ConAgra Foods Inc.	2,311	54
Clorox Co.	732	50
Coca-Cola Enterprises Inc.	1,759	46
Safeway Inc.	2,019	44
JM Smucker Co.	620	43
Whole Foods Market Inc.	728	43
Dr Pepper Snapple Group Inc.	1,181	43
Hershey Co.	800	42
Brown-Forman Corp. Class B	553	38
McCormick & Co. Inc.	692	33
Campbell Soup Co.	959	32
Molson Coors Brewing Co. Class B	689	32
Tyson Foods Inc. Class A	1,562	29
Church & Dwight Co. Inc.	365	28
Herbalife Ltd.	308	24
* Energizer Holdings Inc.	360	24
* Green Mountain Coffee Roasters Inc.	568	23
* Hansen Natural Corp.	340	20

4

Vanguard® Russell 1000 Index Fund

		Market
		Value
	Shares	($000)
Hormel Foods Corp.	710	19
Del Monte Foods Co.	1,020	19
* Constellation Brands Inc. Class A	942	19
Corn Products International Inc.	387	19
* Ralcorp Holdings Inc.	282	18
Alberto-Culver Co. Class B	440	16
* Smithfield Foods Inc.	706	16
* BJ's Wholesale Club Inc.	277	13
Flowers Foods Inc.	391	10
* Dean Foods Co.	932	10
SUPERVALU Inc.	1,091	9
* Central European Distribution Corp.	364	8
		6,590
Energy (12.5%)
Exxon Mobil Corp.	26,440	2,261
Chevron Corp.	10,417	1,081
Schlumberger Ltd.	7,084	662
ConocoPhillips	7,719	601
Occidental Petroleum Corp.	4,212	430
Apache Corp.	1,981	247
Halliburton Co.	4,713	221
Devon Energy Corp.	2,318	212
Anadarko Petroleum Corp.	2,566	210
Marathon Oil Corp.	3,680	183
National Oilwell Varco Inc.	2,174	173
Baker Hughes Inc.	2,226	158
EOG Resources Inc.	1,313	147
Hess Corp.	1,548	135
Chesapeake Energy Corp.	3,376	120
* Weatherford International Ltd.	3,840	93
Williams Cos. Inc.	3,031	92
Peabody Energy Corp.	1,394	91
Spectra Energy Corp.	3,361	90
Noble Energy Inc.	906	84
Valero Energy Corp.	2,933	83
* Cameron International Corp.	1,267	75
Murphy Oil Corp.	994	73
* Southwestern Energy Co.	1,796	71
El Paso Corp.	3,650	68
Pioneer Natural Resources Co.	602	62
Consol Energy Inc.	1,171	59
* FMC Technologies Inc.	631	59
* Concho Resources Inc.	534	57
Cimarex Energy Co.	436	51
* Newfield Exploration Co.	693	50
* Denbury Resources Inc.	2,072	50
Range Resources Corp.	829	45
* Nabors Industries Ltd.	1,483	42
* Whiting Petroleum Corp.	610	40
EQT Corp.	774	38
* Pride International Inc.	915	38
QEP Resources Inc.	913	36
* Ultra Petroleum Corp.	793	36
* Alpha Natural Resources Inc.	632	34

5

Vanguard® Russell 1000 Index Fund

		Market
		Value
	Shares	($000)
* Petrohawk Energy Corp.	1,577	34
Massey Energy Co.	537	34
Helmerich & Payne Inc.	492	32
* Plains Exploration & Production Co.	733	29
Arch Coal Inc.	851	29
Diamond Offshore Drilling Inc.	361	28
* McDermott International Inc.	1,210	28
* Rowan Cos. Inc.	649	28
Sunoco Inc.	620	26
Cabot Oil & Gas Corp.	534	24
* Oceaneering International Inc.	290	24
Core Laboratories NV	230	24
SM Energy Co.	324	24
Patterson-UTI Energy Inc.	791	22
* Dresser-Rand Group Inc.	424	21
* Forest Oil Corp.	578	21
* SandRidge Energy Inc.	1,848	20
* Oil States International Inc.	258	19
Southern Union Co.	639	18
* Tesoro Corp.	726	17
Tidewater Inc.	266	17
* Superior Energy Services Inc.	404	16
EXCO Resources Inc.	754	15
* Frontier Oil Corp.	543	15
* Atwood Oceanics Inc.	289	13
Holly Corp.	229	13
* Unit Corp.	207	12
* Continental Resources Inc.	159	11
SEACOR Holdings Inc.	110	10
* Quicksilver Resources Inc.	606	9
Teekay Corp.	218	8
* Exterran Holdings Inc.	325	7
Frontline Ltd.	265	7
* Comstock Resources Inc.	243	6
* Cobalt International Energy Inc.	378	6
* Kinder Morgan Inc.	32	1
* Atlas Energy Inc. Escrow	402	—
		9,026
Financials (15.9%)
JPMorgan Chase & Co.	20,634	963
Wells Fargo & Co.	25,237	814
* Berkshire Hathaway Inc. Class B	8,970	783
Bank of America Corp.	52,031	744
* Citigroup Inc.	109,712	513
Goldman Sachs Group Inc.	2,670	437
US Bancorp	9,942	276
American Express Co.	5,439	237
Morgan Stanley	7,847	233
Bank of New York Mellon Corp.	6,291	191
PNC Financial Services Group Inc.	2,729	168
Simon Property Group Inc.	1,519	167
MetLife Inc.	3,376	160
Prudential Financial Inc.	2,408	158
Aflac Inc.	2,436	143

6

Vanguard® Russell 1000 Index Fund

		Market
		Value
	Shares	($000)
Travelers Cos. Inc.	2,254	135
Capital One Financial Corp.	2,368	118
State Street Corp.	2,602	116
ACE Ltd.	1,757	111
CME Group Inc.	341	106
BB&T Corp.	3,590	99
BlackRock Inc.	485	99
Charles Schwab Corp.	5,132	97
Franklin Resources Inc.	772	97
Chubb Corp.	1,582	96
T Rowe Price Group Inc.	1,347	90
AON Corp.	1,705	90
Allstate Corp.	2,790	89
Marsh & McLennan Cos. Inc.	2,807	85
Ameriprise Financial Inc.	1,336	85
Public Storage	728	82
Equity Residential	1,468	81
SunTrust Banks Inc.	2,593	78
Vornado Realty Trust	838	78
Annaly Capital Management Inc.	4,114	74
HCP Inc.	1,924	73
Progressive Corp.	3,477	72
Loews Corp.	1,633	71
Fifth Third Bancorp	4,760	69
Boston Properties Inc.	721	69
Hartford Financial Services Group Inc.	2,304	68
Weyerhaeuser Co.	2,777	68
Invesco Ltd.	2,428	65
Northern Trust Corp.	1,255	65
Host Hotels & Resorts Inc.	3,414	63
Discover Financial Services	2,821	61
Principal Financial Group Inc.	1,659	57
AvalonBay Communities Inc.	431	52
NYSE Euronext	1,355	50
Lincoln National Corp.	1,571	50
Regions Financial Corp.	6,517	50
* IntercontinentalExchange Inc.	385	49
ProLogis	2,954	48
Unum Group	1,729	46
Ventas Inc.	815	45
* CIT Group Inc.	1,040	45
New York Community Bancorp Inc.	2,263	42
KeyCorp	4,570	42
Kimco Realty Corp.	2,110	41
Health Care REIT Inc.	763	40
XL Group plc Class A	1,682	39
* SLM Corp.	2,531	37
* CB Richard Ellis Group Inc. Class A	1,485	37
Comerica Inc.	920	36
Plum Creek Timber Co. Inc.	850	36
Macerich Co.	678	34
Moody's Corp.	1,071	34
General Growth Properties Inc.	2,130	34
M&T Bank Corp.	384	34

7

Vanguard® Russell 1000 Index Fund

		Market
		Value
	Shares	($000)
* Genworth Financial Inc. Class A	2,551	34
Leucadia National Corp.	1,017	34
PartnerRe Ltd.	409	32
AMB Property Corp.	879	32
SL Green Realty Corp.	408	31
Huntington Bancshares Inc.	4,511	31
Legg Mason Inc.	809	29
Hudson City Bancorp Inc.	2,471	28
Torchmark Corp.	432	28
* Affiliated Managers Group Inc.	263	28
Nationwide Health Properties Inc.	649	28
Digital Realty Trust Inc.	456	27
TD Ameritrade Holding Corp.	1,222	27
Federal Realty Investment Trust	316	27
Cincinnati Financial Corp.	766	26
Rayonier Inc.	413	25
Everest Re Group Ltd.	283	25
People's United Financial Inc.	1,816	24
Assurant Inc.	575	23
American International Group Inc.	622	23
UDR Inc.	934	23
Reinsurance Group of America Inc. Class A	376	23
Alexandria Real Estate Equities Inc.	282	23
Axis Capital Holdings Ltd.	616	22
Chimera Investment Corp.	5,177	22
Zions Bancorporation	948	22
Realty Income Corp.	607	22
* Arch Capital Group Ltd.	238	22
Jones Lang LaSalle Inc.	216	21
* Markel Corp.	51	21
Marshall & Ilsley Corp.	2,707	21
Lazard Ltd. Class A	472	21
* MSCI Inc. Class A	566	20
Camden Property Trust	339	20
Liberty Property Trust	582	20
Raymond James Financial Inc.	510	20
Essex Property Trust Inc.	155	19
Regency Centers Corp.	420	19
Eaton Vance Corp.	606	19
RenaissanceRe Holdings Ltd.	282	19
WR Berkley Corp.	618	18
HCC Insurance Holdings Inc.	591	18
Duke Realty Corp.	1,291	18
* E*Trade Financial Corp.	1,131	18
Waddell & Reed Financial Inc. Class A	444	18
Senior Housing Properties Trust	729	18
SEI Investments Co.	769	18
East West Bancorp Inc.	761	18
Ares Capital Corp.	984	18
* Popular Inc.	5,251	17
Transatlantic Holdings Inc.	331	17
* NASDAQ OMX Group Inc.	587	17
Arthur J Gallagher & Co.	533	17
Old Republic International Corp.	1,329	17

8

Vanguard® Russell 1000 Index Fund

		Market
		Value
	Shares	($000)
Fidelity National Financial Inc. Class A	1,180	16
Weingarten Realty Investors	617	16
Cullen/Frost Bankers Inc.	270	16
Commerce Bancshares Inc.	392	16
Taubman Centers Inc.	281	16
BRE Properties Inc.	328	16
* First Horizon National Corp.	1,354	16
First Niagara Financial Group Inc.	1,074	16
Apartment Investment & Management Co.	601	15
Mack-Cali Realty Corp.	451	15
American Financial Group Inc.	441	15
Brown & Brown Inc.	582	15
White Mountains Insurance Group Ltd.	40	15
Developers Diversified Realty Corp.	1,024	15
Hospitality Properties Trust	634	15
Jefferies Group Inc.	599	14
City National Corp.	234	14
Assured Guaranty Ltd.	947	14
Associated Banc-Corp	888	13
* St. Joe Co.	476	13
Janus Capital Group Inc.	944	13
Federated Investors Inc. Class B	458	13
CapitalSource Inc.	1,657	13
Protective Life Corp.	440	12
* Forest City Enterprises Inc. Class A	655	12
Corporate Office Properties Trust	344	12
* Alleghany Corp.	36	12
* Allied World Assurance Co. Holdings Ltd.	197	12
TCF Financial Corp.	730	12
Douglas Emmett Inc.	628	12
Bank of Hawaii Corp.	248	12
Valley National Bancorp	826	11
StanCorp Financial Group Inc.	243	11
Fulton Financial Corp.	1,019	11
Greenhill & Co. Inc.	151	11
Aspen Insurance Holdings Ltd.	365	11
Hanover Insurance Group Inc.	231	11
CommonWealth REIT	371	11
Endurance Specialty Holdings Ltd.	213	11
Validus Holdings Ltd.	335	10
Washington Federal Inc.	578	10
Erie Indemnity Co. Class A	147	10
Synovus Financial Corp.	4,022	10
* MBIA Inc.	788	9
* Howard Hughes Corp.	151	9
Brandywine Realty Trust	675	8
Unitrin Inc.	262	8
BancorpSouth Inc.	429	7
BOK Financial Corp.	131	7
First Citizens BancShares Inc. Class A	29	6
Mercury General Corp.	138	6
Piedmont Office Realty Trust Inc. Class A	272	5
TFS Financial Corp.	427	4
CNA Financial Corp.	143	4

9

Vanguard® Russell 1000 Index Fund

		Market
		Value
	Shares	($000)
* LPL Investment Holdings Inc.	98	3
Capitol Federal Financial Inc.	256	3
Interactive Brokers Group Inc.	196	3
American National Insurance Co.	34	3
Wesco Financial Corp.	7	3
Symetra Financial Corp.	166	2
Wilmington Trust Corp.	431	2
OneBeacon Insurance Group Ltd. Class A	124	2
CBOE Holdings Inc.	56	2
* Green Dot Corp. Class A	25	1
		11,504
Health Care (10.8%)
Johnson & Johnson	14,304	879
Pfizer Inc.	41,831	805
Merck & Co. Inc.	16,172	527
Abbott Laboratories	8,005	385
* Amgen Inc.	4,968	255
UnitedHealth Group Inc.	5,895	251
Bristol-Myers Squibb Co.	8,919	230
Medtronic Inc.	5,713	228
Eli Lilly & Co.	5,275	182
* Gilead Sciences Inc.	4,350	170
Baxter International Inc.	3,094	164
* Express Scripts Inc.	2,843	160
Covidien plc	2,600	134
* WellPoint Inc.	1,948	129
* Medco Health Solutions Inc.	2,098	129
* Celgene Corp.	2,400	127
* Thermo Fisher Scientific Inc.	2,129	119
Allergan Inc.	1,577	117
* Genzyme Corp.	1,384	104
McKesson Corp.	1,313	104
Stryker Corp.	1,634	103
Becton Dickinson and Co.	1,147	92
* Biogen Idec Inc.	1,255	86
* St. Jude Medical Inc.	1,714	82
Cardinal Health Inc.	1,878	78
Aetna Inc.	2,075	77
* Agilent Technologies Inc.	1,806	76
* Intuitive Surgical Inc.	204	67
* Zimmer Holdings Inc.	1,052	66
CIGNA Corp.	1,435	60
Alcon Inc.	360	60
* Humana Inc.	883	57
* Boston Scientific Corp.	7,864	56
AmerisourceBergen Corp. Class A	1,466	56
* Mylan Inc.	2,258	52
* Life Technologies Corp.	948	51
* Edwards Lifesciences Corp.	588	50
* Vertex Pharmaceuticals Inc.	1,051	49
* Laboratory Corp. of America Holdings	542	49
CR Bard Inc.	495	48
* Forest Laboratories Inc.	1,483	48
* Hospira Inc.	863	46

10

Vanguard® Russell 1000 Index Fund

		Market
		Value
	Shares	($000)
* Alexion Pharmaceuticals Inc.	467	45
* Varian Medical Systems Inc.	643	45
* Illumina Inc.	634	44
* Waters Corp.	484	40
* DaVita Inc.	506	40
Quest Diagnostics Inc.	668	38
* Cerner Corp.	360	36
* Henry Schein Inc.	478	33
Perrigo Co.	422	32
* Watson Pharmaceuticals Inc.	550	31
Beckman Coulter Inc.	367	30
* Mettler-Toledo International Inc.	176	30
DENTSPLY International Inc.	766	29
* Hologic Inc.	1,357	27
* CareFusion Corp.	929	25
* ResMed Inc.	795	25
* Dendreon Corp.	740	25
* Human Genome Sciences Inc.	982	25
* IDEXX Laboratories Inc.	297	23
* Coventry Health Care Inc.	760	23
* Cephalon Inc.	387	22
* Endo Pharmaceuticals Holdings Inc.	598	21
Universal Health Services Inc. Class B	462	21
* Community Health Systems Inc.	488	20
* Covance Inc.	332	19
* Tenet Healthcare Corp.	2,487	18
Omnicare Inc.	617	18
Patterson Cos. Inc.	525	17
* United Therapeutics Corp.	255	17
* Alere Inc.	433	17
* Gen-Probe Inc.	255	16
PerkinElmer Inc.	605	16
* Kinetic Concepts Inc.	322	16
* Mednax Inc.	242	16
* SXC Health Solutions Corp.	315	16
* Health Net Inc.	511	15
Lincare Holdings Inc.	511	15
Pharmaceutical Product Development Inc.	542	15
Cooper Cos. Inc.	234	14
Techne Corp.	192	14
* Regeneron Pharmaceuticals Inc.	360	13
* Health Management Associates Inc. Class A	1,286	13
* BioMarin Pharmaceutical Inc.	522	13
* Allscripts Healthcare Solutions Inc.	597	13
Hill-Rom Holdings Inc.	325	12
Teleflex Inc.	206	12
* Brookdale Senior Living Inc. Class A	440	12
* Bio-Rad Laboratories Inc. Class A	100	11
* Amylin Pharmaceuticals Inc.	738	11
* LifePoint Hospitals Inc.	284	11
* VCA Antech Inc.	442	11
Warner Chilcott plc Class A	463	11
* Charles River Laboratories International Inc.	297	11
* Emergency Medical Services Corp. Class A	153	10

11

Vanguard® Russell 1000 Index Fund

		Market
		Value
	Shares	($000)
* Myriad Genetics Inc.	474	9
* Thoratec Corp.	295	8
* Talecris Biotherapeutics Holdings Corp.	263	7
* Emdeon Inc. Class A	140	2
		7,787
Industrials (11.2%)
General Electric Co.	55,369	1,158
United Technologies Corp.	4,839	404
3M Co.	3,698	341
Caterpillar Inc.	3,258	335
Boeing Co.	3,937	284
United Parcel Service Inc. Class B	3,704	273
Union Pacific Corp.	2,625	250
Emerson Electric Co.	3,906	233
Honeywell International Inc.	3,974	230
Deere & Co.	2,204	199
CSX Corp.	2,019	151
FedEx Corp.	1,625	146
Danaher Corp.	2,758	140
General Dynamics Corp.	1,793	136
Lockheed Martin Corp.	1,604	127
Norfolk Southern Corp.	1,920	126
Illinois Tool Works Inc.	2,286	124
Tyco International Ltd.	2,477	112
Cummins Inc.	1,041	105
Precision Castparts Corp.	738	105
Northrop Grumman Corp.	1,563	104
Raytheon Co.	1,977	101
Eaton Corp.	870	96
PACCAR Inc.	1,893	95
Waste Management Inc.	2,505	93
Ingersoll-Rand plc	1,670	76
Parker Hannifin Corp.	836	75
Fluor Corp.	927	66
Rockwell Automation Inc.	740	65
CH Robinson Worldwide Inc.	861	62
Dover Corp.	969	62
Goodrich Corp.	650	56
Cooper Industries plc	869	56
ITT Corp.	952	55
Expeditors International of Washington Inc.	1,105	53
Rockwell Collins Inc.	817	53
Joy Global Inc.	535	52
Republic Services Inc. Class A	1,687	50
* Delta Air Lines Inc.	4,331	49
L-3 Communications Holdings Inc.	602	48
Southwest Airlines Co.	3,866	46
Fastenal Co.	689	43
Roper Industries Inc.	490	41
WW Grainger Inc.	306	41
* United Continental Holdings Inc.	1,639	39
Textron Inc.	1,423	39
* Stericycle Inc.	441	38
Flowserve Corp.	293	37

12

Vanguard® Russell 1000 Index Fund

		Market
		Value
	Shares	($000)
Bucyrus International Inc. Class A	393	36
AMETEK Inc.	832	35
Pall Corp.	611	33
* Jacobs Engineering Group Inc.	654	33
* Kansas City Southern	537	29
Pitney Bowes Inc.	1,087	27
Manpower Inc.	421	27
* AGCO Corp.	479	26
KBR Inc.	791	26
Masco Corp.	1,882	26
* Quanta Services Inc.	1,103	25
Iron Mountain Inc.	959	25
Robert Half International Inc.	771	25
Equifax Inc.	651	23
* Navistar International Corp.	366	23
Avery Dennison Corp.	567	23
Donaldson Co. Inc.	396	22
Timken Co.	444	22
* Owens Corning	587	21
Dun & Bradstreet Corp.	259	21
* IHS Inc. Class A	250	21
Hubbell Inc. Class B	308	21
SPX Corp.	257	21
* TransDigm Group Inc.	253	20
* Babcock & Wilcox Co.	593	20
* URS Corp.	425	20
Gardner Denver Inc.	270	20
RR Donnelley & Sons Co.	1,059	20
JB Hunt Transport Services Inc.	469	20
* WABCO Holdings Inc.	331	19
Cintas Corp.	682	19
* Terex Corp.	559	19
Pentair Inc.	507	19
* Chicago Bridge & Iron Co. NV	519	18
Waste Connections Inc.	599	17
* Shaw Group Inc.	434	17
IDEX Corp.	418	17
* Verisk Analytics Inc. Class A	531	17
Snap-On Inc.	298	17
* BE Aerospace Inc.	494	17
* Oshkosh Corp.	462	16
Kennametal Inc.	420	16
Lincoln Electric Holdings Inc.	219	16
* Kirby Corp.	278	15
* Hertz Global Holdings Inc.	994	15
* Thomas & Betts Corp.	272	15
* Aecom Technology Corp.	521	15
* Corrections Corp. of America	584	15
Regal-Beloit Corp.	198	14
MSC Industrial Direct Co. Class A	225	14
* Spirit Aerosystems Holdings Inc. Class A	545	14
Harsco Corp.	414	14
Wabtec Corp.	247	14
Carlisle Cos. Inc.	313	13

13

Vanguard® Russell 1000 Index Fund

		Market
		Value
	Shares	($000)
Manitowoc Co. Inc.	675	13
* Copart Inc.	311	13
Ryder System Inc.	273	13
Towers Watson & Co. Class A	219	13
* WESCO International Inc.	218	13
Trinity Industries Inc.	407	13
Graco Inc.	311	13
Alliant Techsystems Inc.	170	12
Crane Co.	254	12
Lennox International Inc.	241	12
Valmont Industries Inc.	114	12
* General Cable Corp.	267	12
* AMR Corp.	1,708	12
Landstar System Inc.	258	11
Covanta Holding Corp.	666	11
UTi Worldwide Inc.	522	10
Toro Co.	161	10
Con-way Inc.	277	9
Alexander & Baldwin Inc.	212	9
Copa Holdings SA Class A	158	8
GATX Corp.	238	8
* FTI Consulting Inc.	241	8
* CNH Global NV	133	6
* USG Corp.	348	6
Armstrong World Industries Inc.	107	4
* Nielsen Holdings NV	86	2
* KAR Auction Services Inc.	136	2
		8,050
Information Technology (18.2%)
* Apple Inc.	4,719	1,667
International Business Machines Corp.	6,651	1,077
Microsoft Corp.	39,723	1,056
* Google Inc. Class A	1,264	775
Oracle Corp.	19,757	650
Intel Corp.	28,855	619
* Cisco Systems Inc.	29,619	550
QUALCOMM Inc.	8,507	507
Hewlett-Packard Co.	11,360	496
* EMC Corp.	10,661	290
Texas Instruments Inc.	6,339	226
* eBay Inc.	5,965	200
Corning Inc.	8,095	187
Visa Inc. Class A	2,422	177
Accenture plc Class A	3,171	163
* Dell Inc.	8,825	140
Automatic Data Processing Inc.	2,609	130
Mastercard Inc. Class A	505	121
* Juniper Networks Inc.	2,729	120
* Cognizant Technology Solutions Corp. Class A	1,553	119
Broadcom Corp. Class A	2,795	115
Applied Materials Inc.	6,967	114
* Yahoo! Inc.	6,760	111
* Adobe Systems Inc.	2,731	94
* NetApp Inc.	1,788	92

14

Vanguard® Russell 1000 Index Fund

		Market
		Value
	Shares	($000)
* Salesforce.com Inc.	595	79
Xerox Corp.	7,152	77
Western Union Co.	3,486	77
* Intuit Inc.	1,455	76
* Symantec Corp.	4,144	75
Altera Corp.	1,660	69
* Citrix Systems Inc.	964	68
* NVIDIA Corp.	2,968	67
* Motorola Solutions Inc.	1,722	67
Analog Devices Inc.	1,546	62
* SanDisk Corp.	1,193	59
Paychex Inc.	1,674	56
Amphenol Corp. Class A	901	52
* Marvell Technology Group Ltd.	2,808	51
* Fiserv Inc.	793	50
* Autodesk Inc.	1,191	50
CA Inc.	2,019	50
* Micron Technology Inc.	4,442	49
* F5 Networks Inc.	417	49
* BMC Software Inc.	944	47
* Motorola Mobility Holdings Inc.	1,509	46
Xilinx Inc.	1,345	45
Fidelity National Information Services Inc.	1,373	44
Maxim Integrated Products Inc.	1,572	43
KLA-Tencor Corp.	884	43
* First Solar Inc.	289	43
* Teradata Corp.	869	42
* Red Hat Inc.	983	41
Linear Technology Corp.	1,166	40
* McAfee Inc.	812	39
Computer Sciences Corp.	803	39
* Western Digital Corp.	1,195	37
* Lam Research Corp.	660	36
* Akamai Technologies Inc.	946	35
Microchip Technology Inc.	961	35
* Atmel Corp.	2,402	35
* Skyworks Solutions Inc.	923	33
* Electronic Arts Inc.	1,721	32
* VMware Inc. Class A	385	32
VeriSign Inc.	899	32
Harris Corp.	679	32
* Trimble Navigation Ltd.	635	31
* Rovi Corp.	559	31
* Amdocs Ltd.	1,010	30
Activision Blizzard Inc.	2,710	30
* Seagate Technology plc	2,349	30
* Cree Inc.	563	30
* Advanced Micro Devices Inc.	3,143	29
* JDS Uniphase Corp.	1,131	28
* Avnet Inc.	795	27
* ANSYS Inc.	475	27
* SAIC Inc.	1,621	26
FLIR Systems Inc.	804	26
Factset Research Systems Inc.	240	25

15

Vanguard® Russell 1000 Index Fund

		Market
		Value
	Shares	($000)
* ON Semiconductor Corp.	2,254	25
* Arrow Electronics Inc.	595	23
* Informatica Corp.	472	22
* Nuance Communications Inc.	1,168	22
* Alliance Data Systems Corp.	275	22
* Synopsys Inc.	770	21
* Polycom Inc.	438	21
Global Payments Inc.	420	20
* Equinix Inc.	233	20
* LSI Corp.	3,166	20
Jabil Circuit Inc.	925	20
* MICROS Systems Inc.	413	20
Molex Inc.	684	19
National Semiconductor Corp.	1,222	19
* Novellus Systems Inc.	464	19
Avago Technologies Ltd.	545	19
Solera Holdings Inc.	359	18
* Varian Semiconductor Equipment Associates Inc.	383	18
* WebMD Health Corp.	305	18
* Cypress Semiconductor Corp.	842	18
* Teradyne Inc.	926	17
Lender Processing Services Inc.	487	17
* Atheros Communications Inc.	359	16
* Ingram Micro Inc.	805	16
* MEMC Electronic Materials Inc.	1,168	16
* NCR Corp.	823	16
* Brocade Communications Systems Inc.	2,420	15
* Lexmark International Inc. Class A	403	15
Total System Services Inc.	846	15
Broadridge Financial Solutions Inc.	651	15
* Gartner Inc.	376	14
* Dolby Laboratories Inc. Class A	276	14
National Instruments Corp.	447	14
* Cadence Design Systems Inc.	1,389	14
* Vishay Intertechnology Inc.	783	14
* Ciena Corp.	475	13
* Compuware Corp.	1,156	13
Diebold Inc.	340	12
* Tech Data Corp.	240	12
* Itron Inc.	208	12
* International Rectifier Corp.	364	12
* VistaPrint NV	225	12
* IAC/InterActiveCorp	369	11
* AOL Inc.	549	11
* Fairchild Semiconductor International Inc. Class A	646	11
* CoreLogic Inc.	601	11
* Monster Worldwide Inc.	648	11
* Zebra Technologies Corp.	297	11
* Rambus Inc.	539	11
* Silicon Laboratories Inc.	237	11
Tellabs Inc.	1,979	11
* Novell Inc.	1,789	11
* QLogic Corp.	543	10
* NeuStar Inc. Class A	386	10

16

Vanguard® Russell 1000 Index Fund

		Market
		Value
	Shares	($000)
DST Systems Inc.	183	9
* PMC - Sierra Inc.	1,178	9
* SunPower Corp. Class A	501	9
Intersil Corp. Class A	635	8
* Convergys Corp.	511	7
* EchoStar Corp. Class A	194	7
* Genpact Ltd.	341	5
AVX Corp.	260	4
* Booz Allen Hamilton Holding Corp.	67	1
* Vishay Precision Group Inc.	69	1
		13,108
Materials (4.0%)
Freeport-McMoRan Copper & Gold Inc.	4,875	258
EI du Pont de Nemours & Co.	4,699	258
Dow Chemical Co.	5,990	223
Monsanto Co.	2,830	204
Praxair Inc.	1,587	158
Newmont Mining Corp.	2,468	136
Air Products & Chemicals Inc.	1,102	101
Alcoa Inc.	5,296	89
Nucor Corp.	1,635	78
PPG Industries Inc.	863	76
Mosaic Co.	820	70
Cliffs Natural Resources Inc.	703	68
International Paper Co.	2,265	63
Ecolab Inc.	1,211	59
CF Industries Holdings Inc.	370	52
United States Steel Corp.	746	43
Sigma-Aldrich Corp.	633	41
Sherwin-Williams Co.	480	39
Lubrizol Corp.	356	39
Southern Copper Corp.	881	37
Eastman Chemical Co.	378	35
Ball Corp.	962	35
Allegheny Technologies Inc.	515	35
Walter Energy Inc.	281	34
Celanese Corp. Class A	818	34
* Crown Holdings Inc.	847	33
Vulcan Materials Co.	668	31
FMC Corp.	381	30
Airgas Inc.	438	27
Albemarle Corp.	470	27
* Owens-Illinois Inc.	864	26
MeadWestvaco Corp.	896	26
International Flavors & Fragrances Inc.	409	23
Ashland Inc.	412	23
Sealed Air Corp.	819	23
Reliance Steel & Aluminum Co.	381	21
Martin Marietta Materials Inc.	234	21
Steel Dynamics Inc.	1,113	21
Valspar Corp.	510	19
Domtar Corp.	217	19
Sonoco Products Co.	516	19
Bemis Co. Inc.	560	18

17

Vanguard® Russell 1000 Index Fund

		Market
		Value
	Shares	($000)
Huntsman Corp.	969	17
Nalco Holding Co.	666	17
Aptargroup Inc.	349	17
Compass Minerals International Inc.	168	16
RPM International Inc.	667	15
Packaging Corp. of America	530	15
Cabot Corp.	336	15
Cytec Industries Inc.	252	14
Royal Gold Inc.	276	14
Scotts Miracle-Gro Co. Class A	236	13
Temple-Inland Inc.	553	13
Greif Inc. Class A	179	12
Commercial Metals Co.	587	10
Carpenter Technology Corp.	227	10
AK Steel Holding Corp.	565	9
* Intrepid Potash Inc.	230	9
* Titanium Metals Corp.	439	8
Eagle Materials Inc.	226	7
Schnitzer Steel Industries Inc.	113	7
		2,910
Telecommunication Services (2.8%)
AT&T Inc.	30,645	870
Verizon Communications Inc.	14,660	541
* American Tower Corp. Class A	2,093	113
* Sprint Nextel Corp.	15,275	67
CenturyLink Inc.	1,558	64
* Crown Castle International Corp.	1,507	63
Qwest Communications International Inc.	9,005	61
Frontier Communications Corp.	5,123	43
* NII Holdings Inc.	873	36
Windstream Corp.	2,523	32
* SBA Communications Corp. Class A	613	26
* MetroPCS Communications Inc.	1,291	19
Telephone & Data Systems Inc.	435	15
* tw telecom inc Class A	779	14
* Level 3 Communications Inc.	8,505	12
* United States Cellular Corp.	84	4
* Clearwire Corp. Class A	813	4
* Leap Wireless International Inc.	323	4
		1,988
Utilities (3.3%)
Southern Co.	4,277	163
Exelon Corp.	3,426	143
Dominion Resources Inc.	3,092	141
Duke Energy Corp.	6,810	122
NextEra Energy Inc.	2,151	119
PG&E Corp.	2,034	94
American Electric Power Co. Inc.	2,484	89
Public Service Enterprise Group Inc.	2,624	86
FirstEnergy Corp.	2,161	83
Consolidated Edison Inc.	1,463	73
Sempra Energy	1,284	68
Progress Energy Inc.	1,490	68
Entergy Corp.	927	66

                                                                                                                                                            18

Vanguard® Russell 1000 Index Fund

			Market
			Value
		Shares	($000)
	PPL Corp.	2,501	64
	Edison International	1,690	63
	Xcel Energy Inc.	2,384	57
*	AES Corp.	3,481	43
	DTE Energy Co.	876	41
	Wisconsin Energy Corp.	610	36
	Oneok Inc.	554	36
	CenterPoint Energy Inc.	2,194	35
	Ameren Corp.	1,243	35
	Northeast Utilities	920	31
	Constellation Energy Group Inc.	966	30
	National Fuel Gas Co.	385	28
	NiSource Inc.	1,450	28
*	Calpine Corp.	1,827	28
*	NRG Energy Inc.	1,337	27
	American Water Works Co. Inc.	898	25
	NSTAR	549	25
	CMS Energy Corp.	1,282	25
	OGE Energy Corp.	510	25
	Pinnacle West Capital Corp.	557	23
	SCANA Corp.	580	23
	Energen Corp.	370	23
	Alliant Energy Corp.	569	22
	Pepco Holdings Inc.	1,146	21
	MDU Resources Group Inc.	966	21
	TECO Energy Inc.	1,099	20
	Integrys Energy Group Inc.	396	19
	UGI Corp.	561	18
	NV Energy Inc.	1,207	18
	ITC Holdings Corp.	258	18
	Atmos Energy Corp.	479	16
	Questar Corp.	900	16
	Westar Energy Inc.	614	16
*	GenOn Energy Inc.	3,933	16
	DPL Inc.	611	16
	Aqua America Inc.	704	16
	AGL Resources Inc.	400	15
	Great Plains Energy Inc.	697	13
	Hawaiian Electric Industries Inc.	479	12
	Vectren Corp.	417	11
	Ormat Technologies Inc.	93	2
			2,372
Total Common Stocks (Cost $66,458)			71,339
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.6%)
2	Vanguard Market Liquidity Fund, 0.213%	1,159,335	1,159

		Face	Market
		Amount	Value
		($000)	($000)
U.S. Government and Agency Obligations (0.2%)
[3,4] Fannie Mae Discount Notes, 0.250%, 3/28/11		25	25

19

Vanguard® Russell 1000 Index Fund

	Face	Market
	Amount	Value
	($000)	($000)
[3,4] Federal Home Loan Bank Discount Notes, 0.160%, 5/25/11	100	100
		125
Total Temporary Cash Investments (Cost $1,284)		1,284
Total Investments (100.7%) (Cost $67,742)		72,623
Other Assets and Liabilities—Net (-0.7%)	(504)
Net Assets (100%)		72,119

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7- day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $125,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

                                                                                                                                                                            20

See accompanying Notes, which are an integral part of the Financial Statements.

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments
As of February 28, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)
Consumer Discretionary (8.0%)
Walt Disney Co.	34,624	1,514
Comcast Corp. Class A	38,565	993
Time Warner Inc.	16,007	611
News Corp. Class A	31,987	556
Time Warner Cable Inc.	6,279	453
Viacom Inc. Class B	8,622	385
Comcast Corp. Class A Special Shares	11,200	272
CBS Corp. Class B	10,552	252
Stanley Black & Decker Inc.	2,825	214
Carnival Corp.	4,821	206
Thomson Reuters Corp.	4,454	176
* Liberty Global Inc. Class A	4,168	176
* Liberty Media Corp. - Interactive	10,523	169
Macy's Inc.	6,699	160
Virgin Media Inc.	5,847	159
Lowe's Cos. Inc.	6,049	158
Cablevision Systems Corp. Class A	4,147	153
VF Corp.	1,552	149
Genuine Parts Co.	2,797	147
Fortune Brands Inc.	2,358	146
Wyndham Worldwide Corp.	3,170	99
Newell Rubbermaid Inc.	5,113	99
JC Penney Co. Inc.	2,809	98
* Liberty Media Corp. - Capital	1,225	89
* DISH Network Corp. Class A	3,526	82
* Kohl's Corp.	1,406	76
Autoliv Inc.	993	74
Gannett Co. Inc.	4,195	69
* Lear Corp.	652	69
Mattel Inc.	2,698	68
* Sears Holdings Corp.	797	66
* Signet Jewelers Ltd.	1,506	66
McGraw-Hill Cos. Inc.	1,656	64
* Liberty Media Corp. - Starz	902	63
* Garmin Ltd.	1,853	63
Whirlpool Corp.	757	62
* Royal Caribbean Cruises Ltd.	1,417	62

21

Vanguard® Russell 1000 Value Index Fund

		Market
		Value
	Shares	($000)
* MGM Resorts International	4,420	62
DR Horton Inc.	4,904	58
* Discovery Communications Inc. Class A	1,342	58
Lennar Corp. Class A	2,791	56
Foot Locker Inc.	2,746	55
* Toll Brothers Inc.	2,529	54
* GameStop Corp. Class A	2,686	54
Jarden Corp.	1,616	53
Omnicom Group Inc.	1,038	53
* Mohawk Industries Inc.	861	50
H&R Block Inc.	3,201	49
Service Corp. International	4,245	46
Washington Post Co. Class B	98	42
* Penn National Gaming Inc.	1,178	42
Expedia Inc.	2,115	42
* Pulte Group Inc.	5,884	41
American Eagle Outfitters Inc.	2,603	40
* Hyatt Hotels Corp. Class A	771	35
Harman International Industries Inc.	644	31
* Lamar Advertising Co. Class A	781	30
RadioShack Corp.	1,870	28
Johnson Controls Inc.	661	27
* AutoNation Inc.	750	25
* TRW Automotive Holdings Corp.	439	25
* New York Times Co. Class A	2,336	24
Leggett & Platt Inc.	1,040	24
* Office Depot Inc.	4,305	23
Abercrombie & Fitch Co.	352	20
* Madison Square Garden Inc. Class A	702	20
Gap Inc.	797	18
KB Home	1,327	18
Choice Hotels International Inc.	444	17
MDC Holdings Inc.	650	17
Wendy's/Arby's Group Inc. Class A	3,485	17
Regal Entertainment Group Class A	1,077	16
Aaron's Inc.	579	14
* Central European Media Enterprises Ltd. Class A	665	13
Meredith Corp.	363	13
* BorgWarner Inc.	164	13
* Clear Channel Outdoor Holdings Inc. Class A	754	11
International Speedway Corp. Class A	375	10
* Education Management Corp.	314	6
* Federal-Mogul Corp.	266	6
Brinker International Inc.	210	5
John Wiley & Sons Inc. Class A	47	2
* Tesla Motors Inc.	66	2
		9,683
Consumer Staples (9.3%)
Procter & Gamble Co.	47,846	3,017
Kraft Foods Inc.	28,338	902
PepsiCo Inc.	12,112	768
CVS Caremark Corp.	21,389	707
Wal-Mart Stores Inc.	13,562	705
Coca-Cola Co.	9,463	605

22

Vanguard® Russell 1000 Value Index Fund

		Market
		Value
	Shares	($000)
Archer-Daniels-Midland Co.	11,367	423
Altria Group Inc.	15,352	389
Philip Morris International Inc.	5,172	325
Kroger Co.	10,711	245
Lorillard Inc.	2,692	207
Reynolds American Inc.	5,914	203
Mead Johnson Nutrition Co.	3,108	186
Bunge Ltd.	2,539	183
General Mills Inc.	4,734	176
HJ Heinz Co.	3,287	165
ConAgra Foods Inc.	7,055	163
Safeway Inc.	6,845	149
JM Smucker Co.	2,098	144
Colgate-Palmolive Co.	1,408	111
Molson Coors Brewing Co. Class B	2,321	106
Dr Pepper Snapple Group Inc.	2,776	100
Kimberly-Clark Corp.	1,517	100
Tyson Foods Inc. Class A	5,259	98
* Energizer Holdings Inc.	1,234	82
Hormel Foods Corp.	2,433	67
Del Monte Foods Co.	3,497	66
* Constellation Brands Inc. Class A	3,232	66
Corn Products International Inc.	1,325	65
Walgreen Co.	1,451	63
* Ralcorp Holdings Inc.	966	63
Coca-Cola Enterprises Inc.	2,305	61
Hershey Co.	1,123	59
* Smithfield Foods Inc.	2,397	56
McCormick & Co. Inc.	1,163	55
Sara Lee Corp.	3,158	54
Campbell Soup Co.	1,276	43
Alberto-Culver Co. Class B	1,153	43
* BJ's Wholesale Club Inc.	872	42
* Dean Foods Co.	3,169	33
SUPERVALU Inc.	3,752	32
Brown-Forman Corp. Class B	464	32
* Central European Distribution Corp.	1,213	28
Kellogg Co.	469	25
Flowers Foods Inc.	817	22
* Hansen Natural Corp.	191	11
Clorox Co.	156	11
		11,256
Energy (13.5%)
Chevron Corp.	33,620	3,488
ConocoPhillips	16,233	1,264
Occidental Petroleum Corp.	11,443	1,167
Apache Corp.	6,748	841
Devon Energy Corp.	7,901	722
Anadarko Petroleum Corp.	8,746	716
Exxon Mobil Corp.	7,302	625
National Oilwell Varco Inc.	7,412	590
Hess Corp.	5,287	460
Marathon Oil Corp.	9,211	457
Chesapeake Energy Corp.	11,507	410

23

Vanguard® Russell 1000 Value Index Fund

		Market
		Value
	Shares	($000)
Baker Hughes Inc.	5,506	391
Peabody Energy Corp.	4,751	311
Spectra Energy Corp.	11,456	306
Schlumberger Ltd.	3,066	286
Noble Energy Inc.	3,088	286
Valero Energy Corp.	9,997	282
Murphy Oil Corp.	2,975	219
Pioneer Natural Resources Co.	2,042	209
* Weatherford International Ltd.	7,785	188
El Paso Corp.	10,116	188
Williams Cos. Inc.	6,051	184
* Newfield Exploration Co.	2,349	171
* Denbury Resources Inc.	7,033	170
* Whiting Petroleum Corp.	1,916	125
QEP Resources Inc.	3,084	122
Massey Energy Co.	1,813	115
* Cameron International Corp.	1,845	109
Consol Energy Inc.	2,150	109
Helmerich & Payne Inc.	1,657	108
* Alpha Natural Resources Inc.	1,849	100
* Plains Exploration & Production Co.	2,467	97
Sunoco Inc.	2,123	89
* Nabors Industries Ltd.	3,019	86
Cabot Oil & Gas Corp.	1,830	84
* Rowan Cos. Inc.	1,942	83
* Oceaneering International Inc.	971	81
* Pride International Inc.	1,868	78
Patterson-UTI Energy Inc.	2,701	74
Diamond Offshore Drilling Inc.	818	64
Southern Union Co.	2,187	62
* Oil States International Inc.	821	60
* Tesoro Corp.	2,461	59
Tidewater Inc.	905	56
* Frontier Oil Corp.	1,870	52
* Superior Energy Services Inc.	1,264	48
* Unit Corp.	712	42
* Atwood Oceanics Inc.	792	36
SEACOR Holdings Inc.	375	36
* Petrohawk Energy Corp.	1,506	33
* Quicksilver Resources Inc.	1,903	29
* SandRidge Energy Inc.	2,585	28
Arch Coal Inc.	817	27
SM Energy Co.	348	25
Teekay Corp.	732	25
* Forest Oil Corp.	690	25
* Exterran Holdings Inc.	969	22
* Comstock Resources Inc.	813	22
* Cobalt International Energy Inc.	1,265	20
* McDermott International Inc.	833	19
Holly Corp.	268	15
EQT Corp.	175	9
* Dresser-Rand Group Inc.	141	7
Frontline Ltd.	161	4
* Continental Resources Inc.	41	3

24

Vanguard® Russell 1000 Value Index Fund

		Market
		Value
	Shares	($000)
* Kinder Morgan Inc.	81	2
* Atlas Energy Inc. Escrow	362	—
		16,221
Financials (27.6%)
JPMorgan Chase & Co.	70,320	3,283
Wells Fargo & Co.	86,007	2,775
* Berkshire Hathaway Inc. Class B	30,568	2,668
Bank of America Corp.	177,322	2,534
* Citigroup Inc.	373,898	1,750
Goldman Sachs Group Inc.	9,099	1,490
US Bancorp	33,861	939
Bank of New York Mellon Corp.	21,447	652
PNC Financial Services Group Inc.	9,306	574
Morgan Stanley	18,258	542
Prudential Financial Inc.	8,213	541
Travelers Cos. Inc.	6,791	407
Capital One Financial Corp.	8,090	403
State Street Corp.	8,869	397
MetLife Inc.	7,906	374
CME Group Inc.	1,161	361
BB&T Corp.	12,235	338
Chubb Corp.	5,390	327
ACE Ltd.	5,076	321
Allstate Corp.	9,510	302
SunTrust Banks Inc.	8,838	267
Equity Residential	4,665	257
Annaly Capital Management Inc.	14,018	251
AON Corp.	4,746	250
HCP Inc.	6,535	248
Progressive Corp.	11,810	246
Vornado Realty Trust	2,589	242
Loews Corp.	5,543	240
Fifth Third Bancorp	16,169	236
Boston Properties Inc.	2,449	235
Weyerhaeuser Co.	9,431	230
Ameriprise Financial Inc.	3,624	229
BlackRock Inc.	1,091	223
Host Hotels & Resorts Inc.	11,594	213
Hartford Financial Services Group Inc.	7,165	212
Discover Financial Services	9,579	208
Principal Financial Group Inc.	5,632	193
AvalonBay Communities Inc.	1,461	177
Simon Property Group Inc.	1,587	175
Regions Financial Corp.	22,124	169
Lincoln National Corp.	5,328	169
Unum Group	5,863	156
Invesco Ltd.	5,747	154
ProLogis	9,402	153
* CIT Group Inc.	3,524	153
New York Community Bancorp Inc.	7,671	143
KeyCorp	15,486	141
Kimco Realty Corp.	7,145	138
Health Care REIT Inc.	2,580	135
NYSE Euronext	3,604	133

25

Vanguard® Russell 1000 Value Index Fund

		Market
		Value
	Shares	($000)
XL Group plc Class A	5,694	133
Northern Trust Corp.	2,560	132
* SLM Corp.	8,557	127
Comerica Inc.	3,105	121
Macerich Co.	2,285	116
M&T Bank Corp.	1,295	114
Leucadia National Corp.	3,432	114
Ventas Inc.	2,011	111
PartnerRe Ltd.	1,378	109
Huntington Bancshares Inc.	15,210	104
SL Green Realty Corp.	1,373	104
Legg Mason Inc.	2,724	99
AMB Property Corp.	2,687	98
Nationwide Health Properties Inc.	2,223	95
Torchmark Corp.	1,453	95
* Genworth Financial Inc. Class A	7,022	93
Hudson City Bancorp Inc.	7,622	88
Cincinnati Financial Corp.	2,574	88
Everest Re Group Ltd.	968	86
People's United Financial Inc.	6,188	82
Assurant Inc.	1,969	80
American International Group Inc.	2,129	79
Reinsurance Group of America Inc. Class A	1,288	78
Alexandria Real Estate Equities Inc.	965	77
Chimera Investment Corp.	17,760	77
Zions Bancorporation	3,224	75
Realty Income Corp.	2,079	75
UDR Inc.	2,992	73
Marshall & Ilsley Corp.	9,287	72
* Markel Corp.	172	71
* Arch Capital Group Ltd.	769	70
Plum Creek Timber Co. Inc.	1,650	69
Camden Property Trust	1,160	69
Liberty Property Trust	1,994	67
Raymond James Financial Inc.	1,745	67
Regency Centers Corp.	1,441	65
RenaissanceRe Holdings Ltd.	966	65
WR Berkley Corp.	2,114	63
HCC Insurance Holdings Inc.	2,025	63
Duke Realty Corp.	4,420	62
* E*Trade Financial Corp.	3,875	62
Senior Housing Properties Trust	2,491	61
Rayonier Inc.	991	61
East West Bancorp Inc.	2,594	60
Ares Capital Corp.	3,368	60
* Popular Inc.	17,986	58
Transatlantic Holdings Inc.	1,131	58
Old Republic International Corp.	4,558	57
Fidelity National Financial Inc. Class A	4,027	56
Axis Capital Holdings Ltd.	1,507	55
Weingarten Realty Investors	2,102	54
Cullen/Frost Bankers Inc.	920	54
Commerce Bancshares Inc.	1,335	54
* First Horizon National Corp.	4,640	53

26

Vanguard® Russell 1000 Value Index Fund

		Market
		Value
	Shares	($000)
First Niagara Financial Group Inc.	3,659	53
BRE Properties Inc.	1,112	53
Taubman Centers Inc.	952	53
Mack-Cali Realty Corp.	1,535	52
* NASDAQ OMX Group Inc.	1,815	52
White Mountains Insurance Group Ltd.	134	51
Hospitality Properties Trust	2,161	50
American Financial Group Inc.	1,435	50
Developers Diversified Realty Corp.	3,471	50
Jefferies Group Inc.	2,046	49
Assured Guaranty Ltd.	3,247	47
City National Corp.	794	47
Associated Banc-Corp	3,002	43
Arthur J Gallagher & Co.	1,374	43
* Forest City Enterprises Inc. Class A	2,252	43
CapitalSource Inc.	5,594	42
Protective Life Corp.	1,484	42
* Allied World Assurance Co. Holdings Ltd.	673	41
Corporate Office Properties Trust	1,156	41
TCF Financial Corp.	2,513	41
Douglas Emmett Inc.	2,160	40
Essex Property Trust Inc.	325	40
* Alleghany Corp.	118	40
Janus Capital Group Inc.	2,952	40
Valley National Bancorp	2,845	39
StanCorp Financial Group Inc.	837	38
Fulton Financial Corp.	3,507	38
Aspen Insurance Holdings Ltd.	1,246	37
Hanover Insurance Group Inc.	792	37
Federal Realty Investment Trust	435	37
CommonWealth REIT	1,243	36
Synovus Financial Corp.	13,843	35
Washington Federal Inc.	1,943	34
Endurance Specialty Holdings Ltd.	652	32
Validus Holdings Ltd.	1,019	31
* MBIA Inc.	2,682	30
Brandywine Realty Trust	2,274	28
Bank of Hawaii Corp.	559	26
Apartment Investment & Management Co.	1,017	26
Aflac Inc.	442	26
Unitrin Inc.	876	26
Public Storage	224	25
Brown & Brown Inc.	908	24
BancorpSouth Inc.	1,449	23
BOK Financial Corp.	433	22
Marsh & McLennan Cos. Inc.	723	22
General Growth Properties Inc.	1,280	20
Mercury General Corp.	460	19
First Citizens BancShares Inc. Class A	92	19
Piedmont Office Realty Trust Inc. Class A	895	18
TFS Financial Corp.	1,428	15
CNA Financial Corp.	467	14
Federated Investors Inc. Class B	497	14
Erie Indemnity Co. Class A	151	11

27

Vanguard® Russell 1000 Value Index Fund

		Market
		Value
	Shares	($000)
American National Insurance Co.	129	10
Capitol Federal Financial Inc.	812	10
Symetra Financial Corp.	676	10
Wesco Financial Corp.	23	9
* LPL Investment Holdings Inc.	267	9
Interactive Brokers Group Inc.	506	8
Wilmington Trust Corp.	1,612	7
OneBeacon Insurance Group Ltd. Class A	406	6
* Howard Hughes Corp.	94	5
Digital Realty Trust Inc.	83	5
* St. Joe Co.	167	4
CBOE Holdings Inc.	113	3
* Green Dot Corp. Class A	20	1
		33,275
Health Care (12.1%)
Pfizer Inc.	142,561	2,743
Johnson & Johnson	41,435	2,546
Merck & Co. Inc.	55,112	1,795
* Amgen Inc.	16,921	869
UnitedHealth Group Inc.	20,085	855
Bristol-Myers Squibb Co.	30,390	784
Eli Lilly & Co.	13,867	479
* WellPoint Inc.	6,638	441
* Thermo Fisher Scientific Inc.	7,255	405
* Biogen Idec Inc.	4,277	293
Aetna Inc.	7,074	264
* Zimmer Holdings Inc.	3,572	223
CIGNA Corp.	4,873	205
McKesson Corp.	2,532	201
* Humana Inc.	2,998	195
* Boston Scientific Corp.	26,710	191
Medtronic Inc.	4,481	179
Cardinal Health Inc.	4,184	174
* Forest Laboratories Inc.	5,029	163
Abbott Laboratories	2,664	128
* Watson Pharmaceuticals Inc.	1,875	105
Beckman Coulter Inc.	1,235	103
Baxter International Inc.	1,755	93
* Hologic Inc.	4,563	92
* Genzyme Corp.	1,123	85
* Coventry Health Care Inc.	2,606	79
* Cephalon Inc.	1,324	75
* Endo Pharmaceuticals Holdings Inc.	2,048	73
* CareFusion Corp.	2,489	68
Universal Health Services Inc. Class B	1,476	67
Omnicare Inc.	1,889	54
* Health Net Inc.	1,737	51
* Life Technologies Corp.	933	50
* Kinetic Concepts Inc.	991	48
* Alere Inc.	1,052	41
Cooper Cos. Inc.	649	40
* Bio-Rad Laboratories Inc. Class A	344	39
* LifePoint Hospitals Inc.	910	35
Teleflex Inc.	595	35

28

Vanguard® Russell 1000 Value Index Fund

		Market
		Value
	Shares	($000)
* Brookdale Senior Living Inc. Class A	1,270	34
PerkinElmer Inc.	1,102	29
* Charles River Laboratories International Inc.	758	28
* Mylan Inc.	1,187	27
* Community Health Systems Inc.	500	20
Quest Diagnostics Inc.	307	17
* Tenet Healthcare Corp.	2,314	17
Hill-Rom Holdings Inc.	200	8
* Mednax Inc.	39	3
* Emdeon Inc. Class A	28	—
		14,549
Industrials (9.3%)
General Electric Co.	144,919	3,032
Union Pacific Corp.	7,828	747
CSX Corp.	6,890	514
General Dynamics Corp.	6,120	466
Norfolk Southern Corp.	6,541	429
Northrop Grumman Corp.	5,324	355
Raytheon Co.	6,736	345
Tyco International Ltd.	7,218	327
Waste Management Inc.	8,538	316
Ingersoll-Rand plc	5,670	257
Eaton Corp.	2,181	242
Fluor Corp.	2,960	209
ITT Corp.	3,232	187
Boeing Co.	2,540	183
Parker Hannifin Corp.	2,034	181
FedEx Corp.	1,953	176
L-3 Communications Holdings Inc.	2,039	162
Goodrich Corp.	1,585	137
Southwest Airlines Co.	11,370	134
Republic Services Inc. Class A	4,012	119
United Technologies Corp.	1,413	118
Lockheed Martin Corp.	1,170	93
Manpower Inc.	1,442	92
* AGCO Corp.	1,639	90
Rockwell Collins Inc.	1,314	85
* Quanta Services Inc.	3,704	84
KBR Inc.	2,504	82
Equifax Inc.	2,229	80
Dover Corp.	1,210	78
Avery Dennison Corp.	1,834	73
* URS Corp.	1,458	68
Cintas Corp.	2,339	66
* Terex Corp.	1,909	64
RR Donnelley & Sons Co.	3,441	64
Textron Inc.	2,331	63
Masco Corp.	4,423	60
Snap-On Inc.	1,015	58
* BE Aerospace Inc.	1,694	57
SPX Corp.	703	56
* Kirby Corp.	893	49
Harsco Corp.	1,316	45
* Jacobs Engineering Group Inc.	875	44

29

Vanguard® Russell 1000 Value Index Fund

		Market
		Value
	Shares	($000)
Trinity Industries Inc.	1,401	44
Carlisle Cos. Inc.	999	43
Hubbell Inc. Class B	634	43
* Thomas & Betts Corp.	770	43
* Spirit Aerosystems Holdings Inc. Class A	1,592	41
Crane Co.	872	41
Wabtec Corp.	715	41
* Corrections Corp. of America	1,621	40
* Kansas City Southern	727	39
Deere & Co.	420	38
* Chicago Bridge & Iron Co. NV	1,062	38
Towers Watson & Co. Class A	624	37
Covanta Holding Corp.	2,156	36
* Aecom Technology Corp.	1,241	36
Danaher Corp.	695	35
* Owens Corning	872	31
Pentair Inc.	837	31
Alexander & Baldwin Inc.	708	30
* WESCO International Inc.	494	29
Con-way Inc.	875	28
* AMR Corp.	3,897	26
Pitney Bowes Inc.	1,013	25
* General Cable Corp.	573	25
* Shaw Group Inc.	613	24
Ryder System Inc.	429	20
GATX Corp.	572	20
Timken Co.	393	19
Flowserve Corp.	145	18
* CNH Global NV	364	18
* United Continental Holdings Inc.	728	17
* Babcock & Wilcox Co.	442	15
Kennametal Inc.	358	14
Armstrong World Industries Inc.	319	13
Waste Connections Inc.	437	13
* USG Corp.	723	12
IDEX Corp.	263	11
Copa Holdings SA Class A	201	11
Regal-Beloit Corp.	110	8
* Hertz Global Holdings Inc.	499	8
* KAR Auction Services Inc.	418	6
UTi Worldwide Inc.	290	6
* FTI Consulting Inc.	160	5
Gardner Denver Inc.	41	3
Alliant Techsystems Inc.	35	3
		11,171
Information Technology (5.5%)
Microsoft Corp.	44,845	1,192
Intel Corp.	31,086	667
Corning Inc.	24,165	557
* eBay Inc.	12,634	423
Texas Instruments Inc.	11,846	422
Xerox Corp.	24,292	261
* Symantec Corp.	12,750	230
* Motorola Solutions Inc.	5,848	226

30

Vanguard® Russell 1000 Value Index Fund

		Market
		Value
	Shares	($000)
* Yahoo! Inc.	13,272	218
* Micron Technology Inc.	15,072	168
* Motorola Mobility Holdings Inc.	5,117	155
Fidelity National Information Services Inc.	4,650	151
KLA-Tencor Corp.	2,829	138
Computer Sciences Corp.	2,717	131
* Western Digital Corp.	3,112	95
* Avnet Inc.	2,675	91
Activision Blizzard Inc.	6,661	74
* Amdocs Ltd.	2,448	73
* Arrow Electronics Inc.	1,806	71
* Synopsys Inc.	2,475	69
* LSI Corp.	10,860	68
Molex Inc.	2,339	65
* Advanced Micro Devices Inc.	6,527	60
* Fiserv Inc.	890	56
* Brocade Communications Systems Inc.	8,228	52
* Ingram Micro Inc.	2,580	51
* Lexmark International Inc. Class A	1,370	51
Total System Services Inc.	2,866	51
* Vishay Intertechnology Inc.	2,636	46
* Tech Data Corp.	823	41
* International Rectifier Corp.	1,249	40
* AOL Inc.	1,856	39
* CoreLogic Inc.	2,067	39
* Fairchild Semiconductor International Inc. Class A	2,169	38
* Novell Inc.	6,158	36
Tellabs Inc.	6,716	36
CA Inc.	1,279	32
Diebold Inc.	889	31
* MEMC Electronic Materials Inc.	2,292	31
* PMC - Sierra Inc.	3,743	30
* Seagate Technology plc	2,226	28
* Convergys Corp.	1,719	24
* IAC/InterActiveCorp	745	23
* EchoStar Corp. Class A	637	22
Jabil Circuit Inc.	911	19
* Compuware Corp.	1,686	19
* Monster Worldwide Inc.	1,093	19
Intersil Corp. Class A	1,394	18
* SunPower Corp. Class A	1,033	18
* Zebra Technologies Corp.	425	16
* Atmel Corp.	891	13
AVX Corp.	794	13
* Novellus Systems Inc.	180	7
* Electronic Arts Inc.	349	7
National Semiconductor Corp.	382	6
Broadridge Financial Solutions Inc.	199	5
* Vishay Precision Group Inc.	175	3
* Itron Inc.	42	2
* Booz Allen Hamilton Holding Corp.	51	1
		6,568
Materials (3.1%)
Dow Chemical Co.	20,412	759

31

Vanguard® Russell 1000 Value Index Fund

		Market
		Value
	Shares	($000)
EI du Pont de Nemours & Co.	10,499	576
Alcoa Inc.	15,377	259
PPG Industries Inc.	2,449	216
Nucor Corp.	3,169	152
United States Steel Corp.	2,050	118
Vulcan Materials Co.	2,249	103
Eastman Chemical Co.	1,010	94
Ball Corp.	2,568	93
MeadWestvaco Corp.	3,009	88
Sealed Air Corp.	2,809	77
Ashland Inc.	1,259	71
Steel Dynamics Inc.	3,814	70
Domtar Corp.	740	65
Reliance Steel & Aluminum Co.	1,159	64
Sonoco Products Co.	1,768	64
Bemis Co. Inc.	1,921	63
* Owens-Illinois Inc.	2,008	61
Valspar Corp.	1,565	59
Huntsman Corp.	3,321	59
Aptargroup Inc.	1,194	58
Packaging Corp. of America	1,803	52
Sherwin-Williams Co.	616	51
Cytec Industries Inc.	866	49
Cabot Corp.	1,137	49
CF Industries Holdings Inc.	345	49
International Paper Co.	1,690	47
Royal Gold Inc.	799	40
Greif Inc. Class A	612	40
Temple-Inland Inc.	1,517	35
Commercial Metals Co.	2,018	34
FMC Corp.	406	31
* Intrepid Potash Inc.	767	30
AK Steel Holding Corp.	1,653	26
RPM International Inc.	1,116	26
Walter Energy Inc.	199	24
Schnitzer Steel Industries Inc.	299	19
Sigma-Aldrich Corp.	170	11
		3,782
Telecommunication Services (4.8%)
AT&T Inc.	104,436	2,964
Verizon Communications Inc.	49,960	1,844
* Sprint Nextel Corp.	51,882	227
CenturyLink Inc.	5,292	218
Qwest Communications International Inc.	30,585	209
Frontier Communications Corp.	10,700	91
Windstream Corp.	4,980	62
Telephone & Data Systems Inc.	1,482	50
* MetroPCS Communications Inc.	2,264	33
* NII Holdings Inc.	621	25
* Level 3 Communications Inc.	17,445	24
* United States Cellular Corp.	271	14
* Leap Wireless International Inc.	1,071	13
* Clearwire Corp. Class A	490	2
		5,776
32

Vanguard® Russell 1000 Value Index Fund

		Market
		Value
	Shares	($000)
Utilities (6.6%)
Southern Co.	14,591	556
Exelon Corp.	11,697	488
Dominion Resources Inc.	10,556	482
Duke Energy Corp.	23,213	418
NextEra Energy Inc.	7,330	407
PG&E Corp.	6,931	319
American Electric Power Co. Inc.	8,466	303
Public Service Enterprise Group Inc.	8,945	293
FirstEnergy Corp.	7,388	283
Consolidated Edison Inc.	4,967	248
Sempra Energy	4,360	232
Progress Energy Inc.	5,058	231
Entergy Corp.	3,159	225
PPL Corp.	8,493	216
Edison International	5,739	213
Xcel Energy Inc.	8,095	194
* AES Corp.	11,797	146
DTE Energy Co.	2,966	140
Wisconsin Energy Corp.	2,059	122
Oneok Inc.	1,872	121
CenterPoint Energy Inc.	7,410	118
Ameren Corp.	4,197	117
Northeast Utilities	3,100	106
Constellation Energy Group Inc.	3,254	101
National Fuel Gas Co.	1,295	94
NiSource Inc.	4,881	94
* NRG Energy Inc.	4,497	90
American Water Works Co. Inc.	3,077	85
NSTAR	1,881	85
CMS Energy Corp.	4,308	83
OGE Energy Corp.	1,712	82
Pinnacle West Capital Corp.	1,910	81
SCANA Corp.	1,988	81
Energen Corp.	1,265	77
Alliant Energy Corp.	1,951	77
Pepco Holdings Inc.	3,932	74
MDU Resources Group Inc.	3,313	71
TECO Energy Inc.	3,768	68
Integrys Energy Group Inc.	1,356	66
UGI Corp.	1,923	61
NV Energy Inc.	4,138	61
Atmos Energy Corp.	1,630	55
Questar Corp.	3,073	55
Westar Energy Inc.	2,094	54
* GenOn Energy Inc.	13,436	54
DPL Inc.	2,087	54
Aqua America Inc.	2,405	54
AGL Resources Inc.	1,360	52
* Calpine Corp.	3,253	49
Great Plains Energy Inc.	2,358	45
Hawaiian Electric Industries Inc.	1,611	39
Vectren Corp.	1,435	38
ITC Holdings Corp.	107	7

33

Vanguard® Russell 1000 Value Index Fund

		Market
		Value
	Shares	($000)
Ormat Technologies Inc.	168	4
		7,969
Total Common Stocks (Cost $111,427)		120,250
Temporary Cash Investment (0.1%)
	Face	Market
	Amount	Value
	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
1 Fannie Mae Discount Notes, 0.240%, 6/22/11 (Cost $200)	200	200
Total Investments (99.9%) (Cost $111,627)		120,450
Other Assets and Liabilities—Net (0.1%)	73
Net Assets (100%)		120,523

* Non-income-producing security.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

34

See accompanying Notes, which are an integral part of the Financial Statements.

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments
As of February 28, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (14.3%)
McDonald's Corp.	47,278	3,578
Home Depot Inc.	74,408	2,788
* Amazon.com Inc.	15,369	2,663
* Ford Motor Co.	161,228	2,426
Target Corp.	32,344	1,700
* DIRECTV Class A	35,774	1,644
NIKE Inc. Class B	15,823	1,409
Lowe's Cos. Inc.	48,329	1,265
Johnson Controls Inc.	27,885	1,138
Starbucks Corp.	32,734	1,080
Yum! Brands Inc.	20,543	1,034
* priceline.com Inc.	2,082	945
TJX Cos. Inc.	17,924	894
Coach Inc.	13,403	736
Staples Inc.	32,065	683
* Las Vegas Sands Corp.	13,895	648
* Bed Bath & Beyond Inc.	11,593	558
Omnicom Group Inc.	10,878	554
* Kohl's Corp.	9,990	538
Starwood Hotels & Resorts Worldwide Inc.	8,332	509
Marriott International Inc. Class A	11,900	467
Best Buy Co. Inc.	14,259	460
Harley-Davidson Inc.	10,326	421
Wynn Resorts Ltd.	3,320	408
Time Warner Inc.	10,320	394
* Discovery Communications Inc. Class A	9,140	394
Ross Stores Inc.	5,382	388
McGraw-Hill Cos. Inc.	9,732	376
Limited Brands Inc.	11,706	375
Gap Inc.	16,635	375
News Corp. Class A	20,962	364
* NetFlix Inc.	1,756	363
* BorgWarner Inc.	4,571	355
* CarMax Inc.	9,829	348
Tiffany & Co.	5,562	342
* O'Reilly Automotive Inc.	6,089	338
* Chipotle Mexican Grill Inc. Class A	1,378	338

35

Vanguard® Russell 1000 Growth Index Fund

		Market
		Value
	Shares	($000)
Nordstrom Inc.	7,367	333
Polo Ralph Lauren Corp. Class A	2,458	311
* Sirius XM Radio Inc.	170,688	309
Carnival Corp.	7,178	306
* AutoZone Inc.	1,161	299
Darden Restaurants Inc.	6,190	292
* Interpublic Group of Cos. Inc.	21,521	284
* Dollar Tree Inc.	5,601	282
Family Dollar Stores Inc.	5,562	279
* Apollo Group Inc. Class A	5,377	243
Hasbro Inc.	5,374	241
Viacom Inc. Class B	5,266	235
Mattel Inc.	9,330	234
Advance Auto Parts Inc.	3,637	228
International Game Technology	13,079	215
PetSmart Inc.	5,208	213
Thomson Reuters Corp.	5,312	210
* Urban Outfitters Inc.	5,367	206
Scripps Networks Interactive Inc. Class A	3,933	204
* NVR Inc.	262	191
Gentex Corp.	6,102	185
* Fossil Inc.	2,319	178
Abercrombie & Fitch Co.	2,952	169
Tractor Supply Co.	3,202	167
Williams-Sonoma Inc.	4,228	153
* Goodyear Tire & Rubber Co.	10,706	152
DeVry Inc.	2,792	151
* LKQ Corp.	6,288	149
* Panera Bread Co. Class A	1,278	149
Tupperware Brands Corp.	2,758	148
Phillips-Van Heusen Corp.	2,463	148
* Dick's Sporting Goods Inc.	3,932	146
* Tempur-Pedic International Inc.	2,989	140
* Big Lots Inc.	3,338	137
* TRW Automotive Holdings Corp.	2,355	134
Guess? Inc.	2,848	129
JC Penney Co. Inc.	3,349	117
Whirlpool Corp.	1,408	116
* Hanesbrands Inc.	4,222	109
Chico's FAS Inc.	7,862	108
* J Crew Group Inc.	2,451	106
* WMS Industries Inc.	2,554	102
* ITT Educational Services Inc.	1,328	101
* Aeropostale Inc.	3,841	100
* Royal Caribbean Cruises Ltd.	2,259	99
Autoliv Inc.	1,278	96
* Bally Technologies Inc.	2,451	95
Weight Watchers International Inc.	1,472	90
* DreamWorks Animation SKG Inc. Class A	3,247	90
Leggett & Platt Inc.	3,836	88
John Wiley & Sons Inc. Class A	1,834	88
* Dollar General Corp.	3,052	86
H&R Block Inc.	5,602	85
CBS Corp. Class B	3,543	84

36

Vanguard® Russell 1000 Growth Index Fund

		Market
		Value
	Shares	($000)
Strayer Education Inc.	609	84
Brinker International Inc.	3,538	84
Expedia Inc.	3,731	74
* Lear Corp.	691	73
Harman International Industries Inc.	1,471	72
* Career Education Corp.	2,734	66
Hillenbrand Inc.	2,749	60
Morningstar Inc.	981	58
Thor Industries Inc.	1,474	49
Fortune Brands Inc.	792	49
Macy's Inc.	1,862	44
Aaron's Inc.	1,773	42
* AutoNation Inc.	984	33
American Eagle Outfitters Inc.	2,155	33
* MGM Resorts International	2,107	29
Wendy's/Arby's Group Inc. Class A	5,409	26
* Madison Square Garden Inc. Class A	861	25
Meredith Corp.	671	24
* Education Management Corp.	1,054	20
* Lamar Advertising Co. Class A	525	20
* Mohawk Industries Inc.	291	17
International Speedway Corp. Class A	484	13
* Tesla Motors Inc.	485	12
Regal Entertainment Group Class A	760	11
* Garmin Ltd.	298	10
* Office Depot Inc.	1,135	6
* Federal-Mogul Corp.	195	4
Choice Hotels International Inc.	99	4
		43,648
Consumer Staples (9.1%)
Coca-Cola Co.	69,063	4,414
Philip Morris International Inc.	68,512	4,301
Wal-Mart Stores Inc.	51,447	2,674
PepsiCo Inc.	40,760	2,585
Walgreen Co.	37,057	1,606
Costco Wholesale Corp.	19,363	1,448
Colgate-Palmolive Co.	18,048	1,417
Altria Group Inc.	53,361	1,354
Kimberly-Clark Corp.	14,416	950
Sysco Corp.	25,974	722
General Mills Inc.	17,359	645
Kellogg Co.	10,125	542
Avon Products Inc.	18,800	523
Procter & Gamble Co.	7,591	479
Estee Lauder Cos. Inc. Class A	4,842	457
Clorox Co.	5,826	395
Whole Foods Market Inc.	6,155	360
Sara Lee Corp.	19,692	337
HJ Heinz Co.	5,701	286
Brown-Forman Corp. Class B	3,509	243
Coca-Cola Enterprises Inc.	9,138	240
Church & Dwight Co. Inc.	3,119	235
CVS Caremark Corp.	6,646	220
Herbalife Ltd.	2,637	207

37

Vanguard® Russell 1000 Growth Index Fund

		Market
		Value
	Shares	($000)
Hershey Co.	3,936	206
* Green Mountain Coffee Roasters Inc.	4,852	198
Campbell Soup Co.	4,823	162
* Hansen Natural Corp.	2,458	141
McCormick & Co. Inc.	2,911	139
Dr Pepper Snapple Group Inc.	3,049	110
Mead Johnson Nutrition Co.	1,238	74
ConAgra Foods Inc.	1,969	46
Kroger Co.	1,582	36
Flowers Foods Inc.	1,272	34
Alberto-Culver Co. Class B	859	32
* BJ's Wholesale Club Inc.	199	10
		27,828
Energy (11.8%)
Exxon Mobil Corp.	205,853	17,607
Schlumberger Ltd.	52,404	4,896
ConocoPhillips	25,062	1,952
Halliburton Co.	39,911	1,873
EOG Resources Inc.	11,123	1,249
Occidental Petroleum Corp.	7,249	739
* Southwestern Energy Co.	15,231	601
* FMC Technologies Inc.	5,339	502
Chevron Corp.	4,684	486
* Concho Resources Inc.	4,521	482
Cimarex Energy Co.	3,694	429
Marathon Oil Corp.	8,349	414
Range Resources Corp.	6,985	379
Baker Hughes Inc.	5,172	367
* Cameron International Corp.	6,123	362
Williams Cos. Inc.	10,608	322
* Weatherford International Ltd.	13,081	316
* Ultra Petroleum Corp.	6,685	303
EQT Corp.	6,094	300
Consol Energy Inc.	4,549	231
* Petrohawk Energy Corp.	9,435	204
Core Laboratories NV	1,966	203
* McDermott International Inc.	8,053	185
Arch Coal Inc.	5,021	168
* Dresser-Rand Group Inc.	3,251	160
* Nabors Industries Ltd.	5,011	143
SM Energy Co.	1,870	135
EXCO Resources Inc.	6,480	133
* Pride International Inc.	3,049	127
* Forest Oil Corp.	3,152	112
El Paso Corp.	5,699	106
* SandRidge Energy Inc.	9,246	100
* Continental Resources Inc.	1,220	85
Diamond Offshore Drilling Inc.	983	77
Holly Corp.	1,318	75
Murphy Oil Corp.	985	72
Frontline Ltd.	1,867	50
* Alpha Natural Resources Inc.	693	38
* Rowan Cos. Inc.	676	29
* Whiting Petroleum Corp.	382	25

38

Vanguard® Russell 1000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Atwood Oceanics Inc.	483	22
* Superior Energy Services Inc.	281	11
* Oil States International Inc.	133	10
* Exterran Holdings Inc.	285	6
* Quicksilver Resources Inc.	293	5
* Atlas Energy Inc. Escrow	467	—
		36,091
Financials (4.8%)
American Express Co.	46,096	2,008
Aflac Inc.	19,496	1,148
Simon Property Group Inc.	8,908	980
Charles Schwab Corp.	43,467	825
Franklin Resources Inc.	6,542	822
T Rowe Price Group Inc.	11,403	764
Marsh & McLennan Cos. Inc.	21,921	667
Public Storage	5,601	629
Morgan Stanley	21,135	627
MetLife Inc.	8,947	424
* IntercontinentalExchange Inc.	3,245	416
* CB Richard Ellis Group Inc. Class A	12,508	313
Moody's Corp.	9,038	288
BlackRock Inc.	1,394	284
* Affiliated Managers Group Inc.	2,247	240
General Growth Properties Inc.	14,748	235
TD Ameritrade Holding Corp.	10,228	223
Northern Trust Corp.	4,230	218
Digital Realty Trust Inc.	3,634	214
Jones Lang LaSalle Inc.	1,850	182
Lazard Ltd. Class A	4,033	178
* MSCI Inc. Class A	4,822	171
Invesco Ltd.	6,201	166
Eaton Vance Corp.	5,205	163
Waddell & Reed Financial Inc. Class A	3,826	155
SEI Investments Co.	6,584	152
Ameriprise Financial Inc.	2,264	143
ACE Ltd.	2,261	143
AON Corp.	2,593	137
Federal Realty Investment Trust	1,607	135
Travelers Cos. Inc.	2,222	133
Plum Creek Timber Co. Inc.	3,047	128
Ventas Inc.	1,870	104
* St. Joe Co.	3,642	98
Greenhill & Co. Inc.	1,282	92
NYSE Euronext	2,462	91
Federated Investors Inc. Class B	2,656	73
Brown & Brown Inc.	2,654	69
Apartment Investment & Management Co.	2,551	65
Rayonier Inc.	1,051	65
Essex Property Trust Inc.	512	63
* Howard Hughes Corp.	1,077	62
Erie Indemnity Co. Class A	890	62
Vornado Realty Trust	647	60
Axis Capital Holdings Ltd.	1,480	54
* Genworth Financial Inc. Class A	3,941	52

39

Vanguard® Russell 1000 Growth Index Fund

		Market
		Value
	Shares	($000)
Hartford Financial Services Group Inc.	1,665	49
Equity Residential	789	44
Arthur J Gallagher & Co.	1,173	37
Bank of Hawaii Corp.	686	32
ProLogis	1,536	25
AMB Property Corp.	674	25
Hudson City Bancorp Inc.	1,727	20
* NASDAQ OMX Group Inc.	495	14
UDR Inc.	498	12
* Arch Capital Group Ltd.	116	11
Validus Holdings Ltd.	322	10
Endurance Specialty Holdings Ltd.	193	10
Janus Capital Group Inc.	701	9
* Green Dot Corp. Class A	174	9
Interactive Brokers Group Inc.	482	7
* LPL Investment Holdings Inc.	189	6
CBOE Holdings Inc.	196	6
Capitol Federal Financial Inc.	91	1
		14,648
Health Care (9.8%)
Abbott Laboratories	61,196	2,944
Medtronic Inc.	37,231	1,486
* Gilead Sciences Inc.	36,858	1,437
* Express Scripts Inc.	24,083	1,354
Baxter International Inc.	21,824	1,160
Covidien plc	22,020	1,133
Johnson & Johnson	18,184	1,117
* Medco Health Solutions Inc.	17,972	1,108
* Celgene Corp.	20,344	1,080
Allergan Inc.	13,367	991
Stryker Corp.	13,856	877
Becton Dickinson and Co.	9,794	783
* St. Jude Medical Inc.	14,542	696
* Genzyme Corp.	8,941	675
* Agilent Technologies Inc.	15,327	645
* Intuitive Surgical Inc.	1,729	567
Alcon Inc.	3,048	504
AmerisourceBergen Corp. Class A	12,391	470
* Edwards Lifesciences Corp.	4,984	424
* Vertex Pharmaceuticals Inc.	8,881	414
* Laboratory Corp. of America Holdings	4,591	414
CR Bard Inc.	4,187	409
* Hospira Inc.	7,277	385
McKesson Corp.	4,814	382
* Alexion Pharmaceuticals Inc.	3,933	379
* Varian Medical Systems Inc.	5,426	376
* Illumina Inc.	5,346	371
* Mylan Inc.	16,117	369
Eli Lilly & Co.	10,313	356
* Waters Corp.	4,091	340
* DaVita Inc.	4,265	338
* Cerner Corp.	3,027	304
* Life Technologies Corp.	5,697	304
Quest Diagnostics Inc.	4,976	282

40

Vanguard® Russell 1000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Henry Schein Inc.	4,027	278
Perrigo Co.	3,541	271
* Mettler-Toledo International Inc.	1,476	253
DENTSPLY International Inc.	6,426	240
Cardinal Health Inc.	5,498	229
* Dendreon Corp.	6,299	212
* ResMed Inc.	6,680	211
* Human Genome Sciences Inc.	8,252	207
* IDEXX Laboratories Inc.	2,537	197
* Covance Inc.	2,849	161
Patterson Cos. Inc.	4,515	151
* United Therapeutics Corp.	2,166	146
* Gen-Probe Inc.	2,167	136
* SXC Health Solutions Corp.	2,686	133
* Mednax Inc.	1,963	127
Lincare Holdings Inc.	4,334	127
Pharmaceutical Product Development Inc.	4,623	127
Techne Corp.	1,643	118
* Community Health Systems Inc.	2,859	117
* Regeneron Pharmaceuticals Inc.	3,054	111
* Tenet Healthcare Corp.	15,340	110
* Health Management Associates Inc. Class A	11,007	110
* Allscripts Healthcare Solutions Inc.	5,110	109
* BioMarin Pharmaceutical Inc.	4,432	108
* Amylin Pharmaceuticals Inc.	6,295	96
* VCA Antech Inc.	3,744	94
Warner Chilcott plc Class A	3,937	93
Hill-Rom Holdings Inc.	2,355	90
* Emergency Medical Services Corp. Class A	1,301	82
* Myriad Genetics Inc.	4,036	75
* Thoratec Corp.	2,549	71
PerkinElmer Inc.	2,359	62
* Talecris Biotherapeutics Holdings Corp.	2,259	56
* CareFusion Corp.	1,762	48
* Alere Inc.	1,081	42
Cooper Cos. Inc.	383	24
* Charles River Laboratories International Inc.	580	21
* Emdeon Inc. Class A	1,157	18
Teleflex Inc.	289	17
Omnicare Inc.	486	14
Universal Health Services Inc. Class B	290	13
* Brookdale Senior Living Inc. Class A	485	13
* Kinetic Concepts Inc.	235	11
		29,803
Industrials (13.2%)
United Technologies Corp.	37,476	3,131
3M Co.	31,351	2,892
Caterpillar Inc.	27,617	2,843
United Parcel Service Inc. Class B	31,380	2,316
General Electric Co.	108,832	2,277
Emerson Electric Co.	33,119	1,976
Honeywell International Inc.	33,679	1,950
Boeing Co.	27,028	1,946
Deere & Co.	17,621	1,589

41

Vanguard® Russell 1000 Growth Index Fund

		Market
		Value
	Shares	($000)
Danaher Corp.	21,628	1,094
Illinois Tool Works Inc.	19,364	1,048
Cummins Inc.	8,819	892
Precision Castparts Corp.	6,255	887
Lockheed Martin Corp.	10,672	845
PACCAR Inc.	16,025	803
FedEx Corp.	8,900	801
Rockwell Automation Inc.	6,270	550
CH Robinson Worldwide Inc.	7,277	527
Cooper Industries plc	7,370	474
Expeditors International of Washington Inc.	9,342	447
Joy Global Inc.	4,522	440
* Delta Air Lines Inc.	36,385	409
Fastenal Co.	5,804	361
Roper Industries Inc.	4,129	347
WW Grainger Inc.	2,574	343
Dover Corp.	5,205	334
* Stericycle Inc.	3,732	323
Bucyrus International Inc. Class A	3,309	301
AMETEK Inc.	6,986	293
* United Continental Holdings Inc.	11,991	288
Pall Corp.	5,117	278
Union Pacific Corp.	2,777	265
Flowserve Corp.	2,090	261
Rockwell Collins Inc.	3,638	234
Eaton Corp.	1,929	214
Robert Half International Inc.	6,588	210
Iron Mountain Inc.	8,054	209
* Navistar International Corp.	3,142	195
Donaldson Co. Inc.	3,382	190
Dun & Bradstreet Corp.	2,221	179
* IHS Inc. Class A	2,133	179
Parker Hannifin Corp.	1,998	178
* TransDigm Group Inc.	2,163	174
Textron Inc.	6,191	168
JB Hunt Transport Services Inc.	4,026	168
* Jacobs Engineering Group Inc.	3,338	167
* WABCO Holdings Inc.	2,846	166
Pitney Bowes Inc.	6,495	164
Gardner Denver Inc.	2,166	158
* Verisk Analytics Inc. Class A	4,526	146
* Kansas City Southern	2,654	143
* Oshkosh Corp.	3,935	140
Tyco International Ltd.	3,047	138
Timken Co.	2,809	137
* Babcock & Wilcox Co.	4,027	136
Goodrich Corp.	1,549	134
Lincoln Electric Holdings Inc.	1,869	133
Republic Services Inc. Class A	4,236	125
MSC Industrial Direct Co. Class A	1,926	122
IDEX Corp.	2,949	122
Waste Connections Inc.	4,034	117
Manitowoc Co. Inc.	5,794	115
* Copart Inc.	2,715	114

42

Vanguard® Russell 1000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Hertz Global Holdings Inc.	7,272	111
Graco Inc.	2,656	108
Regal-Beloit Corp.	1,412	103
Kennametal Inc.	2,661	102
Valmont Industries Inc.	982	100
Lennox International Inc.	2,065	100
* Owens Corning	2,761	99
Landstar System Inc.	2,198	98
Alliant Techsystems Inc.	1,350	97
Toro Co.	1,377	86
* Shaw Group Inc.	2,157	86
Pentair Inc.	2,260	84
UTi Worldwide Inc.	3,737	74
Hubbell Inc. Class B	1,077	73
Masco Corp.	4,721	64
* Chicago Bridge & Iron Co. NV	1,776	63
Ryder System Inc.	1,238	59
* FTI Consulting Inc.	1,670	55
Southwest Airlines Co.	4,331	51
Copa Holdings SA Class A	880	47
* Aecom Technology Corp.	1,376	39
* WESCO International Inc.	593	35
* General Cable Corp.	794	35
Fluor Corp.	478	34
SPX Corp.	421	34
* AMR Corp.	4,719	32
* Corrections Corp. of America	864	21
* Thomas & Betts Corp.	387	21
* USG Corp.	1,160	20
GATX Corp.	573	20
Wabtec Corp.	324	18
* Spirit Aerosystems Holdings Inc. Class A	683	18
Towers Watson & Co. Class A	290	17
KBR Inc.	377	12
Avery Dennison Corp.	291	12
Harsco Corp.	280	10
RR Donnelley & Sons Co.	494	9
* CNH Global NV	188	9
* Kirby Corp.	160	9
Carlisle Cos. Inc.	192	8
Con-way Inc.	190	6
Covanta Holding Corp.	290	5
* Nielsen Holdings NV	153	4
Armstrong World Industries Inc.	97	4
* KAR Auction Services Inc.	207	3
		40,401
Information Technology (31.0%)
* Apple Inc.	39,991	14,125
International Business Machines Corp.	56,366	9,125
* Google Inc. Class A	10,708	6,568
Microsoft Corp.	225,213	5,986
Oracle Corp.	167,429	5,508
* Cisco Systems Inc.	251,014	4,659
QUALCOMM Inc.	72,099	4,296

43

Vanguard® Russell 1000 Growth Index Fund

		Market
		Value
	Shares	($000)
Hewlett-Packard Co.	96,274	4,200
Intel Corp.	167,261	3,591
* EMC Corp.	90,353	2,458
Visa Inc. Class A	20,523	1,499
Accenture plc Class A	26,861	1,383
* Dell Inc.	74,732	1,183
Automatic Data Processing Inc.	22,113	1,106
Mastercard Inc. Class A	4,285	1,031
* Juniper Networks Inc.	23,103	1,017
* Cognizant Technology Solutions Corp. Class A	13,169	1,012
Applied Materials Inc.	59,001	969
Broadcom Corp. Class A	23,392	964
Texas Instruments Inc.	24,340	867
* Adobe Systems Inc.	23,106	797
* NetApp Inc.	15,139	782
* Salesforce.com Inc.	5,031	665
Western Union Co.	29,513	649
* Intuit Inc.	12,322	648
* eBay Inc.	19,190	643
Altera Corp.	13,941	584
* Citrix Systems Inc.	8,160	572
* NVIDIA Corp.	25,159	570
Analog Devices Inc.	13,078	522
* SanDisk Corp.	10,121	502
Paychex Inc.	14,160	476
Amphenol Corp. Class A	7,633	439
* Marvell Technology Group Ltd.	23,788	435
* Autodesk Inc.	10,084	424
* F5 Networks Inc.	3,524	416
* Yahoo! Inc.	24,179	397
* BMC Software Inc.	7,965	394
Xilinx Inc.	11,397	379
Maxim Integrated Products Inc.	13,273	366
* First Solar Inc.	2,439	359
* Teradata Corp.	7,340	351
CA Inc.	13,886	344
* Red Hat Inc.	8,264	341
Linear Technology Corp.	9,834	340
* Lam Research Corp.	5,567	306
* Akamai Technologies Inc.	7,966	299
Microchip Technology Inc.	8,068	298
* Fiserv Inc.	4,481	284
* McAfee Inc.	5,826	279
* Skyworks Solutions Inc.	7,766	279
* VMware Inc. Class A	3,241	271
VeriSign Inc.	7,567	267
Harris Corp.	5,702	266
* Atmel Corp.	18,093	266
* Rovi Corp.	4,713	261
* Trimble Navigation Ltd.	5,313	261
* Electronic Arts Inc.	13,591	255
* Cree Inc.	4,720	249
* JDS Uniphase Corp.	9,461	233
* ANSYS Inc.	3,971	224

44

Vanguard® Russell 1000 Growth Index Fund

		Market
		Value
	Shares	($000)
* SAIC Inc.	13,571	222
FLIR Systems Inc.	6,774	219
Factset Research Systems Inc.	2,052	215
* ON Semiconductor Corp.	18,875	210
Corning Inc.	8,556	197
* Informatica Corp.	4,032	190
* Nuance Communications Inc.	10,020	187
* Alliance Data Systems Corp.	2,356	185
* Seagate Technology plc	14,534	185
* Polycom Inc.	3,737	179
Global Payments Inc.	3,595	173
* Equinix Inc.	1,986	172
* MICROS Systems Inc.	3,537	168
Avago Technologies Ltd.	4,659	158
* Varian Semiconductor Equipment Associates Inc.	3,273	156
Solera Holdings Inc.	3,053	156
* WebMD Health Corp.	2,616	152
* Cypress Semiconductor Corp.	7,182	151
* Teradyne Inc.	7,954	148
National Semiconductor Corp.	9,530	148
* Novellus Systems Inc.	3,534	141
Lender Processing Services Inc.	4,137	141
* Atheros Communications Inc.	3,053	137
* NCR Corp.	7,071	135
* Gartner Inc.	3,238	122
Jabil Circuit Inc.	5,601	120
* Dolby Laboratories Inc. Class A	2,358	119
National Instruments Corp.	3,829	119
* Cadence Design Systems Inc.	11,890	118
Broadridge Financial Solutions Inc.	5,104	117
* Ciena Corp.	4,038	111
* VistaPrint NV	1,928	99
* Rambus Inc.	4,619	95
* Itron Inc.	1,647	93
* Advanced Micro Devices Inc.	10,121	93
* Silicon Laboratories Inc.	2,028	92
* QLogic Corp.	4,625	84
* NeuStar Inc. Class A	3,270	83
DST Systems Inc.	1,570	80
* Amdocs Ltd.	2,363	71
* Western Digital Corp.	2,271	69
Activision Blizzard Inc.	6,190	69
* Compuware Corp.	5,600	63
* Symantec Corp.	3,334	60
* MEMC Electronic Materials Inc.	4,137	56
* Zebra Technologies Corp.	1,470	55
* Monster Worldwide Inc.	2,752	47
* Genpact Ltd.	2,860	40
* IAC/InterActiveCorp	1,270	39
* SunPower Corp. Class A	1,636	28
Intersil Corp. Class A	1,826	23
* Arrow Electronics Inc.	577	23
Diebold Inc.	619	22
KLA-Tencor Corp.	391	19

45

Vanguard® Russell 1000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Synopsys Inc.	388	11
* Booz Allen Hamilton Holding Corp.	470	9
* Ingram Micro Inc.	380	8
* PMC - Sierra Inc.	488	4
AVX Corp.	203	3
		94,629
Materials (5.0%)
Freeport-McMoRan Copper & Gold Inc.	41,288	2,186
Monsanto Co.	23,982	1,724
Praxair Inc.	13,448	1,336
Newmont Mining Corp.	20,911	1,156
Air Products & Chemicals Inc.	9,337	859
EI du Pont de Nemours & Co.	13,756	755
Mosaic Co.	6,953	597
Cliffs Natural Resources Inc.	5,958	578
Ecolab Inc.	10,251	499
International Paper Co.	14,938	415
Lubrizol Corp.	3,006	327
CF Industries Holdings Inc.	2,259	319
Southern Copper Corp.	7,439	315
Sigma-Aldrich Corp.	4,917	314
Allegheny Technologies Inc.	4,326	290
Celanese Corp. Class A	6,882	285
Nucor Corp.	5,935	285
* Crown Holdings Inc.	7,114	274
Albemarle Corp.	4,028	232
Airgas Inc.	3,664	229
Walter Energy Inc.	1,855	224
Sherwin-Williams Co.	2,494	205
International Flavors & Fragrances Inc.	3,501	199
Martin Marietta Materials Inc.	1,993	177
FMC Corp.	2,182	169
Nalco Holding Co.	5,700	146
Compass Minerals International Inc.	1,443	135
Scotts Miracle-Gro Co. Class A	2,025	114
Alcoa Inc.	6,492	109
PPG Industries Inc.	1,196	106
Carpenter Technology Corp.	1,959	81
* Titanium Metals Corp.	3,740	71
* Owens-Illinois Inc.	2,257	69
United States Steel Corp.	1,181	68
RPM International Inc.	2,851	66
Eagle Materials Inc.	1,958	63
Eastman Chemical Co.	662	62
Ball Corp.	1,678	61
Reliance Steel & Aluminum Co.	382	21
Temple-Inland Inc.	866	20
Royal Gold Inc.	382	19
Valspar Corp.	434	17
Ashland Inc.	293	17
Schnitzer Steel Industries Inc.	194	12
AK Steel Holding Corp.	679	11
		15,217

46

Vanguard® Russell 1000 Growth Index Fund

		Market
		Value
	Shares	($000)
Telecommunication Services (0.8%)
* American Tower Corp. Class A	17,725	957
* Crown Castle International Corp.	12,775	539
* NII Holdings Inc.	5,801	238
* SBA Communications Corp. Class A	5,118	215
Frontier Communications Corp.	16,618	141
* tw telecom inc Class A	6,681	124
Windstream Corp.	8,840	111
* MetroPCS Communications Inc.	5,303	76
* Level 3 Communications Inc.	28,109	39
* Clearwire Corp. Class A	4,999	25
		2,465
Utilities (0.1%)
ITC Holdings Corp.	1,941	133
* Calpine Corp.	7,167	108
Ormat Technologies Inc.	399	10
		251
Total Common Stocks (Cost $299,954)		304,981
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
1 Vanguard Market Liquidity Fund, 0.213%(Cost $6,314)	6,314,216	6,314

Total Investments (102.0%) (Cost $306,268)		311,295
Other Assets and Liabilities—Net (-2.0%)	(6,107)
Net Assets (100%)		305,188

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7- day yield.

47

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 18482_042011

Vanguard Russell 2000 Index Funds
Semiannual Report

February 28, 2011

Vanguard Russell 2000 Index Fund
Vanguard Russell 2000 Value Index Fund
Vanguard Russell 2000 Growth Index Fund

> The Vanguard Russell 2000 Index Funds made their debut in a period of stock market strength, with all three returning more than 20% for their ETF Shares.

> Each fund closely tracked the performance of its benchmark index.

> Information technology, industrial, and financial stocks were especially strong performers.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Russell 2000 Index Fund	7
Russell 2000 Value Index Fund	19
Russell 2000 Growth Index Fund	29
Trustees Approve Advisory Arrangement	39
Glossary	40

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
Cover photograph: Jean Maher.

Your Fund’s Total Returns

Periods Ended February 28, 2011

		Total
		Returns
	Ticker	Since
	Symbol	Inception
Vanguard Russell 2000 Index Fund
Institutional Shares (Inception: 12/22/2010)	VRTIX	4.34%
ETF Shares (Inception: 9/20/2010)	VTWO
Market Price		23.44
Net Asset Value		23.47
Russell 2000 Index		23.52
Small-Cap Core Funds Average[1]		22.86

Vanguard Russell 2000 Value Index Fund
ETF Shares (Inception: 9/20/2010)	VTWV
Market Price		21.43
Net Asset Value		21.79
Russell 2000 Value Index		21.91
Small-Cap Value Funds Average[1]		22.49

Vanguard Russell 2000 Growth Index Fund
ETF Shares (Inception: 9/20/2010)	VTWG
Market Price		25.04
Net Asset Value		25.05
Russell 2000 Growth Index		25.08
Small-Cap Growth Funds Average[1]		25.12

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.
The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq exchange market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.
Benchmark performance is shown as of earliest share class inception date.
1 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

In the brief period since their September 2010 inception, the Vanguard Russell 2000 Index Funds produced exceptional returns, benefiting from the powerful rally in small-capitalization stocks.

For the five-plus months through February 28, the returns of the funds’ ETF Shares ranged from almost 22% for the Russell 2000 Value Index Fund to more than 25% for the Russell 2000 Growth Index Fund. (ETF returns are based on the funds’ net asset values.) The Russell 2000 Index Fund, a blend of the growth and value funds, returned more than 23% for its ETF Shares; its Institutional Shares, which require a minimum initial investment of $5 million, were launched some weeks later and returned about 4%. The funds closely tracked their target indexes.

The new Russell 2000 Index Funds mark an extension of Vanguard’s equity indexing franchise, which now includes suites of broad-market portfolios benchmarked to Russell, Standard & Poor’s, and MSCI indexes. Our research indicates that correlation among the returns of the U.S. indexes from all three providers is very high. We would expect limited differences in long-term performance from one provider’s index to another.

2

This report begins with a look at the investment environment for the past six months and then reviews the drivers of the funds’ performance during their briefer period of operation.

A fretful start, an optimistic finish for global stock markets
Stock markets rallied from their midsummer malaise to produce exceptional returns for the six months ended February 28. At the start of the period, the U.S. economy seemed in danger of tipping back into recession. By the end, hopes were high that it had reached escape velocity, propelled by steady job growth and notable strength in the manufacturing sector. Smaller stocks, which are especially sensitive to the rhythms of the business cycle, produced the highest six-month returns.

In Europe, investor optimism subdued sovereign-debt jitters, driving stock prices higher. Developed markets in the Pacific region perked up on signs of recovery in global trade. Australian stocks posted especially strong returns, benefiting from a surge in the prices of metals and other natural resources. Emerging stock markets trailed a few steps behind their developed-market counterparts. Most major currencies appreciated relative to the U.S. dollar, enhancing returns from abroad for U.S.-based investors.

Market Barometer

			Total Returns
		Periods Ended February 28, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	28.65%	23.54%	3.17%
Russell 2000 Index (Small-caps)	37.55	32.60	3.80
Dow Jones U.S. Total Stock Market Index	29.24	24.45	3.59
MSCI All Country World Index ex USA (International)	22.16	21.12	4.23

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	–0.83%	4.93%	5.80%
Barclays Municipal Bond Index (Broad tax-exempt market)	–3.51	1.72	4.07
Citigroup Three-Month Treasury Bill Index	0.06	0.14	2.16

CPI
Consumer Price Index	1.37%	2.11%	2.18%

3

Interest rates rose, depressing bond prices
U.S. interest rates hovered near generational lows early in the period, but then moved higher, putting pressure on bond prices. For the six-month period, the broad taxable bond market produced a small negative return. The municipal bond market did worse. Corporate bonds outperformed government debt, as investors stretched for yield beyond government securities, where rates remained low by historical standards.

As it has since December 2008, the Federal Reserve held its target for short-term interest rates near 0%. This stance kept the returns available from money market instruments, such as the 3-month Treasury bill, in the same neighborhood.

The funds debuted in a period of stock market strength
During their first few months of operation, the Vanguard Russell 2000 Index Funds benefited from general robustness among small stocks. Information technology stocks were some of the best performers, rising on the strength of consumers’ enthusiasm for platforms such as tablets and smart phones as well as on signs that business investment is set to pick up. The strong showing of IT stocks helped all three funds, but made an especially big contribution to the Russell 2000 Growth Index Fund. At the end of the period, tech stocks accounted for almost 30% of that fund’s assets.

Industrial stocks also delivered exceptional returns. The sector’s transportation companies have benefited from a recovery in domestic and international trade and travel, while makers and marketers of machinery and farm equipment gained from increased activity on factory floors and higher food prices. The sector made significant contributions to all three funds.

Financial stocks were another source of strength, particularly for the Russell 2000 Value Index Fund, where the sector accounted for about 37% of assets. Banks and consumer finance companies have continued to wrestle with a number of challenges, but the long period of low interest rates has helped the sector repair its battered balance sheets and position itself for growth.

Weak spots were conspicuous by their absence. Utility stocks produced some of the lowest returns, but their absolute gains were impressive.

The three funds succeeded in capturing nearly all of the returns of their target indexes. Overall, their returns were within 12 basis points (0.12 percentage point) of the index results, a shortfall consistent with the costs of managing a start-up portfolio. Such performance is a tribute to Vanguard Quantitative Equity Group, the funds’ advisor, which has spent more than 35 years developing and refining index-fund management strategies. The funds’ low costs are an important ally in the advisor’s effort to capture the index return.

4

Solid building blocks for long-term portfolios
It would be wonderful if the exceptional returns produced during the funds’ first few months could be expected to continue forever. The stock market doesn’t work that way, however. Returns are volatile, with periods of strength often followed by stretches of weakness. And, as we have seen in recent weeks, unpredictable events such as those in the Middle East, North Africa, and Japan can disrupt market trends. That’s why we counsel investors to develop allocations to stock, bond, and money market funds in proportions consistent with their goals and ability to withstand the stock market’s occasionally sharp declines.

The new Vanguard Russell 2000 Index Funds can be powerful building blocks in such a portfolio, offering low-cost exposure to the entire market of U.S. small-cap stocks or to the growth and value segments within it.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 14, 2011

5

Your Fund’s Performance at a Glance
Inception Through February 28, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Russell 2000 Index Fund
Institutional Shares
(Inception: 12/22/2010)	$119.33	$124.06	$0.432	$0.000
ETF Shares (Inception: 9/20/2010)	52.78	64.93	0.226	0.000
Russell 2000 Value Index Fund
ETF Shares (Inception: 9/20/2010)	$52.39	$63.37	$0.420	0.000
Russell 2000 Growth Index Fund
ETF Shares (Inception: 9/20/2010)	$53.17	$66.31	$0.170	0.000

6

Russell 2000 Index Fund

Fund Profile
As of February 28, 2011

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,957	1,954	3,845
Median Market Cap	$1.2B	$1.2B	$31.4B
Price/Earnings Ratio	28.9x	28.9x	17.9x
Price/Book Ratio	2.1x	2.1x	2.3x
Yield[3]		1.1%	1.6%
Institutional Shares	1.0%	—	—
ETF Shares	0.9%	—	—
Return on Equity	9.1%	9.1%	19.2%
Earnings Growth Rate	4.3%	4.0%	5.4%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	43%	—	—
Expense Ratio[5]		—	—
Institutional Shares	0.08%
ETF Shares	0.15%
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary 13.2%		13.2%	11.8%
Consumer Staples	2.9	2.9	9.1
Energy	7.0	7.0	11.6
Financials	20.6	20.5	16.6
Health Care	12.2	12.2	10.5
Industrials	15.4	15.4	11.4
Information Technology 19.3		19.3	18.9
Materials	5.6	5.7	4.5
Telecommunication
Services	0.8	0.8	2.5
Utilities	3.0	3.0	3.1

Ten Largest Holdings[6] (% of total net assets)

Riverbed Technology Inc.	Communications
	Equipment	0.4%
Brigham Exploration Co.	Oil &
	Gas Exploration &
	Production	0.3
TIBCO Software Inc.	Application
	Software	0.3
VeriFone Systems Inc.	Data Processing &
	Outsourced
	Services	0.3
Nordson Corp.	Industrial Machinery	0.3
Rackspace Hosting Inc.	Internet Software &
	Services	0.3
Acme Packet Inc.	Communications
	Equipment	0.3
Deckers Outdoor Corp.	Footwear	0.3
Finisar Corp.	Communications
	Equipment	0.3
Sotheby’s	Specialized
	Consumer Services	0.3
Top Ten		3.1%

Investment Focus

1 Russell 2000 Index.
2 Dow Jones U.S. Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 Annualized.
5 The expense ratios shown are from the prospectus dated September 16, 2010, and represent estimated costs for the current fiscal year.
For the period ended February 28, 2011, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.
6 The holdings listed exclude any temporary cash investments and equity index products.

7

Russell 2000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): September 20, 2010, Through February 28, 2011

Total Returns: Period Ended December 31, 2010
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

		Since
	Inception Date	Inception
Institutional Shares	12/22/2010	–0.82%
ETF Shares	9/20/2010
Market Price		17.43
Net Asset Value		17.36

See Financial Highlights for dividend and capital gains information.

8

Russell 2000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Deckers Outdoor Corp.	2,755	243	0.3%
Sotheby’s	4,772	235	0.2%
* Dana Holding Corp.	9,965	188	0.2%
* Warnaco Group Inc.	3,161	186	0.2%
* Tenneco Inc.	4,253	170	0.2%
Polaris Industries Inc.	2,216	167	0.2%
* Under Armour Inc. Class A	2,504	166	0.2%
Consumer Discretionary—Other †		10,278	11.6%
		11,633	13.1%

Consumer Staples †		2,560	2.9%

Energy
* Brigham Exploration Co.	8,286	303	0.4%
World Fuel Services Corp.	4,892	203	0.2%
Berry Petroleum Co. Class A	3,640	189	0.2%
* Dril-Quip Inc.	2,418	185	0.2%
* Energy XXI Bermuda Ltd.	5,241	181	0.2%
* Rosetta Resources Inc.	3,753	170	0.2%
CARBO Ceramics Inc.	1,358	168	0.2%
Lufkin Industries Inc.	2,131	167	0.2%
Energy—Other †		4,638	5.2%
		6,204	7.0%
Financials
* American Capital Ltd.	24,180	226	0.2%
American Capital Agency Corp.	6,533	192	0.2%
CBL & Associates Properties Inc.	9,829	175	0.2%
* Stifel Financial Corp.	2,429	174	0.2%
Highwoods Properties Inc.	5,097	173	0.2%
Apollo Investment Corp.	13,801	171	0.2%
BioMed Realty Trust Inc.	9,315	169	0.2%

9

Russell 2000 Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
MFA Financial Inc.	19,946	169	0.2%
Omega Healthcare Investors Inc.	7,011	168	0.2%
* SVB Financial Group	2,971	161	0.2%
Financials—Other †		16,374	18.5%
		18,152	20.5%
Health Care
* AMERIGROUP Corp.	3,681	211	0.2%
* Healthsouth Corp.	6,662	161	0.2%
Health Care—Other †		10,317	11.7%
		10,689	12.1%
Industrials
Nordson Corp.	2,429	265	0.3%
Acuity Brands Inc.	3,097	175	0.2%
* GrafTech International Ltd.	8,572	172	0.2%
Industrials—Other †		12,970	14.6%
		13,582	15.3%
Information Technology
* Riverbed Technology Inc.	9,507	393	0.5%
* TIBCO Software Inc.	11,828	291	0.3%
* VeriFone Systems Inc.	6,083	276	0.3%
* Rackspace Hosting Inc.	6,903	255	0.3%
* Acme Packet Inc.	3,335	251	0.3%
* Finisar Corp.	5,790	238	0.3%
ADTRAN Inc.	4,425	201	0.2%
* Ariba Inc.	6,399	198	0.2%
* Parametric Technology Corp.	8,264	196	0.2%
Jack Henry & Associates Inc.	6,075	194	0.2%
* Netlogic Microsystems Inc.	4,458	185	0.2%
* Aruba Networks Inc.	5,492	167	0.2%
Information Technology—Other †		14,183	16.0%
		17,028	19.2%
Materials
* Hecla Mining Co.	19,792	201	0.3%
* Solutia Inc.	8,640	200	0.2%
* Coeur d’Alene Mines Corp.	6,268	197	0.2%
* WR Grace & Co.	5,174	197	0.2%
Rock-Tenn Co. Class A	2,773	190	0.2%
* Rockwood Holdings Inc.	3,710	173	0.2%
* Allied Nevada Gold Corp.	5,330	162	0.2%
Materials—Other †		3,650	4.1%
		4,970	5.6%

Telecommunication Services †		728	0.8%

Utilities
Nicor Inc.	3,223	170	0.2%
Utilities—Other †		2,456	2.8%
		2,626	3.0%
Total Common Stocks (Cost $83,153)		88,172	99.5%[1]

10

Russell 2000 Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2 Vanguard Market Liquidity Fund	0.213%	468,145	468	0.6%

3U.S. Government and Agency Obligations †			100	0.1%
Total Temporary Cash Investments (Cost $568)			568	0.7%[1]
Total Investments (Cost $83,721)			88,740	100.2%
Other Assets and Liabilities
Other Assets			162	0.2%
Liabilities			(306)	(0.4%)
			(144)	(0.2%)
Net Assets			88,596	100.0%

At February 28, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	83,571
Undistributed Net Investment Income	62
Accumulated Net Realized Losses	(64)
Unrealized Appreciation (Depreciation)
Investment Securities	5,019
Futures Contracts	8
Net Assets	88,596

Institutional Shares—Net Assets
Applicable to 557,115 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	69,117
Net Asset Value Per Share—Institutional Shares	$124.06

ETF Shares—Net Assets
Applicable to 300,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	19,479
Net Asset Value Per Share—ETF Shares	$64.93

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

11

Russell 2000 Index Fund

Statement of Operations

September 20, 2010[1] to
February 28, 2011
($000)
Investment Income
Income
Dividends	160
Total Income	160
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	1
Management and Administrative—ETF Shares	4
Custodian Fees	7
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	2
Total Expenses	14
Net Investment Income	146
Realized Net Gain (Loss)
Investment Securities Sold	1,492
Futures Contracts	5
Realized Net Gain (Loss)	1,497
Change in Unrealized Appreciation (Depreciation)
Investment Securities	5,019
Futures Contracts	8
Change in Unrealized Appreciation (Depreciation)	5,027
Net Increase (Decrease) in Net Assets Resulting from Operations	6,670
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Russell 2000 Index Fund

Statement of Changes in Net Assets

September 20, 2010[1] to
February 28, 2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	146
Realized Net Gain (Loss)	1,497
Change in Unrealized Appreciation (Depreciation)	5,027
Net Increase (Decrease) in Net Assets Resulting from Operations	6,670
Distributions
Net Investment Income
Institutional Shares	(16)
ETF Shares	(68)
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	(84)
Capital Share Transactions
Institutional Shares	65,296
ETF Shares	16,714
Net Increase (Decrease) from Capital Share Transactions	82,010
Total Increase (Decrease)	88,596
Net Assets
Beginning of Period	—
End of Period[2]	88,596
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $62,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 2000 Index Fund

Financial Highlights

Institutional Shares

December 22, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$119.33
Investment Operations
Net Investment Income	.017
Net Realized and Unrealized Gain (Loss) on Investments	5.145
Total from Investment Operations	5.162
Distributions
Dividends from Net Investment Income	(.432)
Distributions from Realized Capital Gains	—
Total Distributions	(.432)
Net Asset Value, End of Period	$124.06

Total Return	4.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$69
Ratio of Total Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	1.21%
Portfolio Turnover Rate[2]	43%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 2000 Index Fund

Financial Highlights

ETF Shares

September 20, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$52.78
Investment Operations
Net Investment Income	.268
Net Realized and Unrealized Gain (Loss) on Investments	12.108
Total from Investment Operations	12.376
Distributions
Dividends from Net Investment Income	(.226)
Distributions from Realized Capital Gains	—
Total Distributions	(.226)
Net Asset Value, End of Period	$64.93

Total Return	23.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19
Ratio of Total Expenses to Average Net Assets	0.15%
Ratio of Net Investment Income to Average Net Assets	1.14%
Portfolio Turnover Rate[2]	43%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Russell 2000 Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on December 22, 2010. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

16

Russell 2000 Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $15,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	88,172	—	—
Temporary Cash Investments	468	100	—
Futures Contracts—Assets[1]	1	—	—
Total	88,641	100	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2011	5	411	8

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

17

Russell 2000 Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the period ended February 28, 2011, the fund realized $1,561,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

At February 28, 2011, the cost of investment securities for tax purposes was $83,721,000. Net unrealized appreciation of investment securities for tax purposes was $5,019,000, consisting of unrealized gains of $6,090,000 on securities that had risen in value since their purchase and $1,071,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the period ended February 28, 2011, the fund purchased $107,201,000 of investment securities and sold $25,541,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

		Inception[1] to
	February 28, 2011
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	72,280	614
Issued in Lieu of Cash Distributions	16	—
Redeemed	(7,000)	(57)
Net Increase (Decrease)—Institutional Shares	65,296	557
ETF Shares
Issued	34,008	600
Issued in Lieu of Cash Distributions	—	—
Redeemed	(17,294)	(300)
Net Increase (Decrease)—ETF Shares	16,714	300
1 Inception was September 20, 2010, for the ETF Shares and December 22, 2010, for the Institutional Shares.

H. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

18

Russell 2000 Value Index Fund

Fund Profile
As of February 28, 2011

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,283	1,282	3,845
Median Market Cap	$1.1B	$1.1B	$31.4B
Price/Earnings Ratio	26.3x	26.3x	17.9x
Price/Book Ratio	1.4x	1.4x	2.3x
Yield[3]	1.6%	1.8%	1.6%
Return on Equity	7.3%	7.3%	19.2%
Earnings Growth Rate	–0.2%	–0.7%	5.4%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	7%	—	—
Expense Ratio[5]	0.20%	—	—
Short-Term Reserves	1.6%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.6%	9.6%	11.8%
Consumer Staples	3.0	3.0	9.1
Energy	8.4	8.4	11.6
Financials	36.8	36.7	16.6
Health Care	5.6	5.6	10.5
Industrials	14.2	14.2	11.4
Information Technology	9.5	9.5	18.9
Materials	6.4	6.4	4.5
Telecommunication
Services	0.6	0.6	2.5
Utilities	5.9	6.0	3.1

Ten Largest Holdings[6] (% of total net assets)

American Capital Ltd.	Asset
	Management &
	Custody Banks	0.5%
Hecla Mining Co.	Precious Metals &
	Minerals	0.5
American Capital	Mortgage REITs
Agency Corp.		0.4
Berry Petroleum Co.	Oil & Gas
Class A	Exploration &
	Production	0.4
Coeur d’Alene	Precious Metals &
Mines Corp.	Minerals	0.4
AMERIGROUP Corp.	Managed
	Health Care	0.4
CBL & Associates	Retail REITs
Properties Inc.		0.4
Highwoods Properties Inc.	Office REITs	0.4
BioMed Realty Trust Inc.	Office REITs	0.4
MFA Financial Inc.	Mortgage REITs	0.4
Top Ten		4.2%

Investment Focus

1 Russell 2000 Value Index.
2 Dow Jones U.S. Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 Annualized.
5 The expense ratio shown is from the prospectus dated September 16, 2010, and represents estimated costs for the current fiscal year.
For the period ended February 28, 2011, the annualized expense ratio was 0.20%.
6 The holdings listed exclude any temporary cash investments and equity index products.

19

Russell 2000 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): September 20, 2010, Through February 28, 2011

Total Returns: Period Ended December 31, 2010
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

		Since
	Inception Date	Inception
ETF Shares	9/20/2010
Market Price		15.94%
Net Asset Value		15.87

See Financial Highlights for dividend and capital gains information.

20

Russell 2000 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Rent-A-Center Inc.	677	22	0.4%
* Vail Resorts Inc.	372	18	0.3%
Consumer Discretionary—Other †		566	8.9%
		606	9.6%
Consumer Staples
* TreeHouse Foods Inc.	356	19	0.3%
Consumer Staples—Other †		170	2.7%
		189	3.0%
Energy
Berry Petroleum Co. Class A	527	27	0.4%
* Complete Production Services Inc.	811	23	0.4%
* Patriot Coal Corp.	804	19	0.3%
* Swift Energy Co.	440	19	0.3%
* Key Energy Services Inc.	1,207	19	0.3%
* Bill Barrett Corp.	471	18	0.3%
Energy—Other †		408	6.4%
		533	8.4%
Financials
* American Capital Ltd.	3,513	33	0.5%
American Capital Agency Corp.	954	28	0.4%
CBL & Associates Properties Inc.	1,425	25	0.4%
Highwoods Properties Inc.	740	25	0.4%
BioMed Realty Trust Inc.	1,366	25	0.4%
MFA Financial Inc.	2,925	25	0.4%
Apollo Investment Corp.	1,997	25	0.4%
* SVB Financial Group	435	24	0.4%
Entertainment Properties Trust	479	23	0.4%
American Campus Communities Inc.	672	23	0.4%
National Retail Properties Inc.	859	22	0.4%
Kilroy Realty Corp.	558	22	0.4%

21

Russell 2000 Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Alterra Capital Holdings Ltd.	991	21	0.3%
* ProAssurance Corp.	322	20	0.3%
LaSalle Hotel Properties	718	20	0.3%
* DiamondRock Hospitality Co.	1,721	20	0.3%
Omega Healthcare Investors Inc.	831	20	0.3%
Prosperity Bancshares Inc.	479	20	0.3%
Post Properties Inc.	497	19	0.3%
FirstMerit Corp.	1,111	19	0.3%
Financials—Other †		1,878	29.6%
		2,337	36.9%
Health Care
* AMERIGROUP Corp.	463	27	0.4%
* Healthspring Inc.	606	23	0.4%
Medicis Pharmaceutical Corp. Class A	619	20	0.3%
Health Care—Other †		286	4.5%
		356	5.6%
Industrials
* Esterline Technologies Corp.	306	22	0.4%
* EMCOR Group Inc.	682	22	0.3%
* Moog Inc. Class A	465	21	0.3%
* Alaska Air Group Inc.	347	21	0.3%
* United Rentals Inc.	618	19	0.3%
* Atlas Air Worldwide Holdings Inc.	270	18	0.3%
Industrials—Other †		778	12.3%
		901	14.2%

Information Technology †		604	9.5%

Materials
* Hecla Mining Co.	2,890	29	0.5%
* Coeur d’Alene Mines Corp.	847	27	0.4%
* WR Grace & Co.	631	24	0.4%
* Thompson Creek Metals Co. Inc.	1,505	20	0.3%
Materials—Other †		305	4.8%
		405	6.4%

Telecommunication Services †		36	0.6%

Utilities
Nicor Inc.	468	25	0.4%
Piedmont Natural Gas Co. Inc.	749	22	0.3%
Cleco Corp.	624	20	0.3%
WGL Holdings Inc.	519	20	0.3%
IDACORP Inc.	493	19	0.3%
Southwest Gas Corp.	464	18	0.3%
Portland General Electric Co.	770	18	0.3%
Utilities—Other †		234	3.7%
		376	5.9%
Total Common Stocks (Cost $5,267)		6,343	100.1%

22

Russell 2000 Value Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
Temporary Cash Investment
U.S. Government and Agency Obligations
1 Federal Home Loan Bank
Discount Notes (Cost $100)	0.150%	5/25/11	100	100	1.6%
Total Investments (Cost $5,367)				6,443	101.7%
Other Assets and Liabilities
Other Assets				11	0.2%
Liabilities				(117)	(1.9%)
				(106)	(1.7%)
Net Assets				6,337	100.0%

At February 28, 2011, net assets consisted of:

($000)
Paid-in Capital	5,239
Undistributed Net Investment Income	5
Accumulated Net Realized Gains	17
Unrealized Appreciation (Depreciation)	1,076
Net Assets	6,337

ETF Shares—Net Assets
Applicable to 100,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,337
Net Asset Value Per Share—ETF Shares	$63.37

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

23

Russell 2000 Value Index Fund

Statement of Operations

September 20, 2010[1] to
February 28, 2011
($000)
Investment Income
Income
Dividends	52
Total Income	52
Expenses
The Vanguard Group—Note B
Management and Administrative	2
Custodian Fees	2
Shareholders’ Reports	1
Total Expenses	5
Net Investment Income	47
Realized Net Gain (Loss) on Investment Securities Sold	17
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,076
Net Increase (Decrease) in Net Assets Resulting from Operations	1,140
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Russell 2000 Value Index Fund

Statement of Changes in Net Assets

September 20, 2010[1] to
February 28, 2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	47
Realized Net Gain (Loss)	17
Change in Unrealized Appreciation (Depreciation)	1,076
Net Increase (Decrease) in Net Assets Resulting from Operations	1,140
Distributions
Net Investment Income	(42)
Realized Capital Gain	—
Total Distributions	(42)
Capital Share Transactions
Issued	5,239
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	5,239
Total Increase (Decrease)	6,337
Net Assets
Beginning of Period	—
End of Period[2]	6,337
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Russell 2000 Value Index Fund

Financial Highlights

ETF Shares

September 20, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$52.39
Investment Operations
Net Investment Income	.471
Net Realized and Unrealized Gain (Loss) on Investments	10.929
Total from Investment Operations	11.400
Distributions
Dividends from Net Investment Income	(.420)
Distributions from Realized Capital Gains	—
Total Distributions	(.420)
Net Asset Value, End of Period	$63.37

Total Return	21.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6
Ratio of Total Expenses to Average Net Assets	0.20%
Ratio of Net Investment Income to Average Net Assets	1.83%
Portfolio Turnover Rate[2]	7%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Russell 2000 Value Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Shares as of February 28, 2011. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $1,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

27

Russell 2000 Value Index Fund

The following table summarizes the fund’s investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,343	—	—
Temporary Cash Investments	—	100	—
Total	6,343	100	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2011, the cost of investment securities for tax purposes was $5,367,000. Net unrealized appreciation of investment securities for tax purposes was $1,076,000, consisting of unrealized gains of $1,148,000 on securities that had risen in value since their purchase and $72,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended February 28, 2011, the fund purchased $5,466,000 of investment securities and sold $215,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

September 20, 2010[1] to
February 28, 2011
Shares
(000)
ETF Shares
Issued	100
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	100
1 Inception.

G. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

28

Russell 2000 Growth Index Fund

Fund Profile
As of February 28, 2011

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,257	1,256	3,845
Median Market Cap	$1.3B	$1.3B	$31.4B
Price/Earnings Ratio	31.7x	31.9x	17.9x
Price/Book Ratio	3.7x	3.7x	2.3x
Yield[3]	0.2%	0.5%	1.6%
Return on Equity	11.3%	11.3%	19.2%
Earnings Growth Rate	8.9%	8.8%	5.4%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	8%	—	—
Expense Ratio[5]	0.20%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary 16.7%		16.8%	11.8%
Consumer Staples	2.8	2.8	9.1
Energy	5.7	5.7	11.6
Financials	4.9	4.9	16.6
Health Care	18.4	18.4	10.5
Industrials	16.6	16.6	11.4
Information Technology 28.8		28.7	18.9
Materials	4.9	4.9	4.5
Telecommunication
Services	1.1	1.1	2.5
Utilities	0.1	0.1	3.1

Ten Largest Holdings[6] (% of total net assets)

Riverbed Technology Inc.	Communications
	Equipment	0.9%
Brigham Exploration Co.	Oil & Gas
	Exploration &
	Production	0.7
TIBCO Software Inc.	Application
	Software	0.6
VeriFone Systems Inc.	Data Processing &
	Outsourced
	Services	0.6
Nordson Corp.	Industrial Machinery	0.6
Rackspace Hosting Inc.	Internet Software &
	Services	0.6
Acme Packet Inc.	Communications
	Equipment	0.6
Deckers Outdoor Corp.	Footwear	0.5
Finisar Corp.	Communications
	Equipment	0.5
Sotheby’s	Specialized
	Consumer Services	0.5
Top Ten		6.1%

Investment Focus

1 Russell 2000 Growth Index.
2 Dow Jones U.S. Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 Annualized.
5 The expense ratio shown is from the prospectus dated September 16, 2010, and represents estimated costs for the current fiscal year.
For the period ended February 28, 2011, the annualized expense ratio was 0.20%.
6 The holdings listed exclude any temporary cash investments and equity index products.

29

Russell 2000 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): September 20, 2010, Through February 28, 2011

Total Returns: Period Ended December 31, 2010
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

		Since
	Inception Date	Inception
ETF Shares	9/20/2010
Market Price		18.98%
Net Asset Value		18.80

See Financial Highlights for dividend and capital gains information.

30

Russell 2000 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Deckers Outdoor Corp.	1,222	108	0.5%
Sotheby’s	2,124	105	0.5%
* Warnaco Group Inc.	1,402	82	0.4%
* Dana Holding Corp.	4,091	77	0.4%
* Tenneco Inc.	1,886	75	0.4%
Polaris Industries Inc.	983	74	0.4%
* Under Armour Inc. Class A	1,114	74	0.4%
Brunswick Corp.	2,805	65	0.3%
Consumer Discretionary—Other †		2,671	13.4%
		3,331	16.7%
Consumer Staples
* United Natural Foods Inc.	1,519	64	0.3%
Consumer Staples—Other †		502	2.6%
		566	2.9%
Energy
* Brigham Exploration Co.	3,684	135	0.7%
* Dril-Quip Inc.	1,071	82	0.4%
* Energy XXI Bermuda Ltd.	2,323	80	0.4%
CARBO Ceramics Inc.	605	75	0.4%
Lufkin Industries Inc.	948	74	0.3%
Energy—Other †		695	3.5%
		1,141	5.7%
Financials
* Stifel Financial Corp.	979	70	0.4%
* Signature Bank	1,293	67	0.3%
Financials—Other †		835	4.2%
		972	4.9%

31

Russell 2000 Growth Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Health Care
* Onyx Pharmaceuticals Inc.	1,980	70	0.4%
* Healthsouth Corp.	2,792	68	0.4%
* Dionex Corp.	558	66	0.3%
* HMS Holdings Corp.	860	65	0.3%
Health Care—Other †		3,396	17.1%
		3,665	18.5%
Industrials
Nordson Corp.	1,077	117	0.6%
Acuity Brands Inc.	1,373	78	0.4%
* GrafTech International Ltd.	3,801	76	0.4%
* Clean Harbors Inc.	731	67	0.3%
* Genesee & Wyoming Inc. Class A	1,226	64	0.3%
Woodward Inc.	1,925	63	0.3%
CLARCOR Inc.	1,491	61	0.3%
Actuant Corp. Class A	2,151	61	0.3%
Industrials—Other †		2,720	13.7%
		3,307	16.6%
Information Technology
* Riverbed Technology Inc.	4,222	174	0.9%
* TIBCO Software Inc.	5,256	129	0.7%
* VeriFone Systems Inc.	2,694	122	0.6%
* Rackspace Hosting Inc.	3,057	113	0.6%
* Acme Packet Inc.	1,481	111	0.6%
* Finisar Corp.	2,566	105	0.5%
ADTRAN Inc.	1,961	89	0.5%
* Ariba Inc.	2,843	88	0.4%
* Parametric Technology Corp.	3,682	87	0.4%
Jack Henry & Associates Inc.	2,692	86	0.4%
* Netlogic Microsystems Inc.	1,981	82	0.4%
* Aruba Networks Inc.	2,439	74	0.4%
* SuccessFactors Inc.	1,990	72	0.4%
* TriQuint Semiconductor Inc.	4,909	70	0.4%
InterDigital Inc.	1,393	66	0.3%
* Concur Technologies Inc.	1,271	66	0.3%
* RF Micro Devices Inc.	8,480	64	0.3%
* Wright Express Corp.	1,228	63	0.3%
* Progress Software Corp.	2,117	62	0.3%
* Veeco Instruments Inc.	1,283	61	0.3%
Information Technology—Other †		3,952	19.8%
		5,736	28.8%
Materials
* Solutia Inc.	3,831	89	0.4%
* Allied Nevada Gold Corp.	2,366	72	0.4%
Materials—Other †		819	4.1%
		980	4.9%

Telecommunication Services †		213	1.1%

Utilities †		16	0.1%
Total Common Stocks (Cost $18,842)		19,927	100.2%

32

Russell 2000 Growth Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investment
Money Market Fund
1 Vanguard Market Liquidity Fund
(Cost $21)	0.213%	20,783	21	0.1%
Total Investments (Cost $18,863)			19,948	100.3%
Other Assets and Liabilities
Other Assets			42	0.2%
Liabilities			(96)	(0.5%)
			(54)	(0.3%)
Net Assets			19,894	100.0%

At February 28, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	18,761
Undistributed Net Investment Income	3
Accumulated Net Realized Gains	45
Unrealized Appreciation (Depreciation)	1,085
Net Assets	19,894

ETF Shares—Net Assets
Applicable to 300,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	19,894
Net Asset Value Per Share—ETF Shares	$66.31

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

33

Russell 2000 Growth Index Fund

Statement of Operations

September 20, 2010[1] to
February 28, 2011
($000)
Investment Income
Income
Dividends	26
Total Income	26
Expenses
The Vanguard Group—Note B
Management and Administrative	3
Custodian Fees	2
Shareholders’ Reports	1
Total Expenses	6
Net Investment Income	20
Realized Net Gain (Loss) on Investment Securities Sold	45
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,085
Net Increase (Decrease) in Net Assets Resulting from Operations	1,150
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Russell 2000 Growth Index Fund

Statement of Changes in Net Assets

September 20, 2010[1] to
February 28, 2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20
Realized Net Gain (Loss)	45
Change in Unrealized Appreciation (Depreciation)	1,085
Net Increase (Decrease) in Net Assets Resulting from Operations	1,150
Distributions
Net Investment Income	(17)
Realized Capital Gain	—
Total Distributions	(17)
Capital Share Transactions
Issued	18,761
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	18,761
Total Increase (Decrease)	19,894
Net Assets
Beginning of Period	—
End of Period[2]	19,894
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Russell 2000 Growth Index Fund

Financial Highlights

ETF Shares

September 20, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$53.17
Investment Operations
Net Investment Income	.181
Net Realized and Unrealized Gain (Loss) on Investments	13.129
Total from Investment Operations	13.310
Distributions
Dividends from Net Investment Income	(.170)
Distributions from Realized Capital Gains	—
Total Distributions	(.170)
Net Asset Value, End of Period	$66.31

Total Return	25.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20
Ratio of Total Expenses to Average Net Assets	0.20%
Ratio of Net Investment Income to Average Net Assets	0.65%
Portfolio Turnover Rate[2]	8%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Russell 2000 Growth Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Shares as of February 28, 2011. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $1,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

37

Russell 2000 Growth Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2011, the cost of investment securities for tax purposes was $18,863,000. Net unrealized appreciation of investment securities for tax purposes was $1,085,000, consisting of unrealized gains of $1,353,000 on securities that had risen in value since their purchase and $268,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended February 28, 2011, the fund purchased $19,116,000 of investment securities and sold $318,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

September 20, 2010[1] to
February 28, 2011
Shares
(000)
ETF Shares
Issued	300
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	300
1 Inception.

G. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

38

Trustees Approve Advisory Arrangement

The board of trustees approved the launch of Vanguard Russell 2000 Index Fund, Russell 2000 Value Index Fund, and Russell 2000 Growth Index Fund utilizing an internalized management structure whereby the Vanguard Group, Inc.—through its Quantitative Equity Group—would provide investment advisory services to the funds at cost. The board determined that the investment advisory arrangement with Vanguard was in the best interest of the funds and their prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance
The board determined that, in its management of other Vanguard index funds, the Quantitative Equity Group has a track record of consistent performance and disciplined investment processes. Information about each fund’s performance since inception can be found in the Performance Summary pages of this report.

Cost
The board considered the cost of services to be provided and concluded that the funds’ expense ratios will be below the average expense ratios charged by funds in their peer groups. Information about the funds’ expense ratios appears in the Financial Statements pages of this report.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

39

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

40

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

41

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	Chairman Emeritus and Senior Advisor
Business Administration at Dartmouth College.
John J. Brennan
Chairman, 1996–2009
Executive Officers	Chief Executive Officer and President, 1996–2008

Glenn Booraem
Born 1967. Controller Since July 2010. Principal	Founder
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of	John C. Bogle
the investment companies served by The Vanguard	Chairman and Chief Executive Officer, 1974–1996
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q18512 042011

Vanguard® Russell 2000 Index Fund

Schedule of Investments
As of February 28, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (13.1%)
* Deckers Outdoor Corp.	2,755	243
Sotheby's	4,772	235
* Dana Holding Corp.	9,965	188
* Warnaco Group Inc.	3,161	186
* Tenneco Inc.	4,253	170
Polaris Industries Inc.	2,216	167
* Under Armour Inc. Class A	2,504	166
Rent-A-Center Inc.	4,684	155
Brunswick Corp.	6,303	145
* Ascena Retail Group Inc.	4,227	132
Wolverine World Wide Inc.	3,530	130
* Vail Resorts Inc.	2,581	126
* Cheesecake Factory Inc.	4,301	125
Dillard's Inc. Class A	2,870	122
* Carter's Inc.	4,229	121
* Jo-Ann Stores Inc.	1,949	118
* Saks Inc.	9,636	118
* Life Time Fitness Inc.	2,972	114
* Iconix Brand Group Inc.	5,139	114
* CROCS Inc.	6,108	108
* Live Nation Entertainment Inc.	10,017	106
* Collective Brands Inc.	4,612	105
* Timberland Co. Class A	2,792	103
Cooper Tire & Rubber Co.	4,359	102
* Valassis Communications Inc.	3,547	100
Men's Wearhouse Inc.	3,747	100
* AnnTaylor Stores Corp.	4,185	97
* Coinstar Inc.	2,258	96
* Ulta Salon Cosmetics & Fragrance Inc.	2,235	93
* Orient-Express Hotels Ltd. Class A	7,288	92
* JOS A Bank Clothiers Inc.	1,960	90
* HSN Inc.	2,765	90
* Gaylord Entertainment Co.	2,468	89
Pool Corp.	3,526	88
* Sally Beauty Holdings Inc.	6,711	87
* Shutterfly Inc.	2,020	86
Cracker Barrel Old Country Store Inc.	1,696	85

1

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* Childrens Place Retail Stores Inc.	1,849	84
* OfficeMax Inc.	6,038	83
Jones Group Inc.	6,203	83
Cinemark Holdings Inc.	4,052	81
* Jack in the Box Inc.	3,676	81
Matthews International Corp. Class A	2,151	80
* Cabela's Inc.	2,862	78
PF Chang's China Bistro Inc.	1,649	77
Arbitron Inc.	1,895	75
* Steven Madden Ltd.	1,746	75
* Pier 1 Imports Inc.	7,443	75
Group 1 Automotive Inc.	1,747	74
* DineEquity Inc.	1,276	73
Buckle Inc.	1,859	73
Regis Corp.	4,089	72
National CineMedia Inc.	3,774	71
* Texas Roadhouse Inc. Class A	4,088	69
Monro Muffler Brake Inc.	2,120	69
* Capella Education Co.	1,194	69
* Buffalo Wild Wings Inc.	1,293	69
Bob Evans Farms Inc.	2,169	68
* Genesco Inc.	1,712	68
* Eastman Kodak Co.	19,127	65
* Hibbett Sports Inc.	2,051	64
* Penske Automotive Group Inc.	3,148	64
* Exide Technologies	5,381	64
Finish Line Inc. Class A	3,619	63
* Ruby Tuesday Inc.	4,592	61
* Helen of Troy Ltd.	2,182	61
American Greetings Corp. Class A	2,814	61
* K12 Inc.	1,788	60
* Meritage Homes Corp.	2,284	59
* BJ's Restaurants Inc.	1,600	58
Scholastic Corp.	1,831	57
* American Axle & Manufacturing Holdings Inc.	4,272	57
* Pinnacle Entertainment Inc.	4,310	57
* CEC Entertainment Inc.	1,462	57
* American Public Education Inc.	1,308	55
* 99 Cents Only Stores	3,272	54
Ryland Group Inc.	3,136	54
* Belo Corp. Class A	6,493	52
* Blue Nile Inc.	898	51
* Skechers U.S.A. Inc. Class A	2,463	51
Columbia Sportswear Co.	812	51
* Steiner Leisure Ltd.	1,056	50
* Modine Manufacturing Co.	3,294	49
Cato Corp. Class A	1,982	48
* Interval Leisure Group Inc.	2,834	48
Brown Shoe Co. Inc.	3,091	48
PEP Boys-Manny Moe & Jack	3,734	47
Stage Stores Inc.	2,607	45
* Domino's Pizza Inc.	2,633	44
* Maidenform Brands Inc.	1,632	44
Stewart Enterprises Inc. Class A	5,794	44

2

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* Biglari Holdings Inc.	102	44
* Select Comfort Corp.	3,889	43
* G-III Apparel Group Ltd.	1,097	43
* True Religion Apparel Inc.	1,808	43
* iRobot Corp.	1,496	43
* Ascent Media Corp. Class A	1,017	42
Sinclair Broadcast Group Inc. Class A	3,218	42
* Scientific Games Corp. Class A	4,630	41
* Papa John's International Inc.	1,407	41
* Boyd Gaming Corp.	3,839	41
* DSW Inc. Class A	1,006	41
Sonic Automotive Inc. Class A	2,838	41
* Quiksilver Inc.	9,226	40
* Vitamin Shoppe Inc.	1,136	40
Ethan Allen Interiors Inc.	1,756	39
* Sonic Corp.	4,354	39
Fred's Inc. Class A	2,799	39
* Zumiez Inc.	1,463	38
* Asbury Automotive Group Inc.	2,067	38
* Jakks Pacific Inc.	1,986	37
* Lumber Liquidators Holdings Inc.	1,583	37
* La-Z-Boy Inc.	3,669	37
Barnes & Noble Inc.	2,745	37
* Rue21 Inc.	1,045	37
* Shuffle Master Inc.	3,815	36
* Peet's Coffee & Tea Inc.	834	36
Callaway Golf Co.	4,584	35
* Grand Canyon Education Inc.	2,206	35
* Pre-Paid Legal Services Inc.	534	35
Harte-Hanks Inc.	2,758	35
* Liz Claiborne Inc.	6,728	35
Churchill Downs Inc.	809	34
* Fuel Systems Solutions Inc.	1,149	33
* RC2 Corp.	1,531	33
* Corinthian Colleges Inc.	6,274	33
Superior Industries International Inc.	1,646	33
Ameristar Casinos Inc.	1,883	32
Drew Industries Inc.	1,355	31
* Talbots Inc.	4,998	31
* Vera Bradley Inc.	900	31
* Standard Pacific Corp.	7,611	30
* Knology Inc.	2,171	30
* Winnebago Industries Inc.	2,071	30
* Lions Gate Entertainment Corp.	4,836	30
* Retail Ventures Inc.	1,644	29
* Wet Seal Inc. Class A	7,238	29
* Dorman Products Inc.	806	28
Universal Technical Institute Inc.	1,498	28
* Denny's Corp.	7,064	27
* Charming Shoppes Inc.	8,249	27
* AFC Enterprises Inc.	1,819	27
* Red Robin Gourmet Burgers Inc.	1,111	27
* Universal Electronics Inc.	972	26
* Krispy Kreme Doughnuts Inc.	4,157	26

3

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* Bridgepoint Education Inc.	1,387	26
* Core-Mark Holding Co. Inc.	762	26
Nutrisystem Inc.	1,915	25
* Mediacom Communications Corp. Class A	2,846	25
* Beazer Homes USA Inc.	5,317	25
Volcom Inc.	1,374	25
Sturm Ruger & Co. Inc.	1,360	25
PetMed Express Inc.	1,637	24
* Libbey Inc.	1,401	24
Oxford Industries Inc.	986	24
Lithia Motors Inc. Class A	1,542	23
* Citi Trends Inc.	1,056	23
* California Pizza Kitchen Inc.	1,374	23
World Wrestling Entertainment Inc. Class A	1,716	22
* Entercom Communications Corp. Class A	1,674	22
Big 5 Sporting Goods Corp.	1,550	22
* EW Scripps Co. Class A	2,253	22
* Pacific Sunwear of California Inc.	4,729	21
* Amerigon Inc.	1,538	21
* Perry Ellis International Inc.	716	21
Express Inc.	1,138	20
* Warner Music Group Corp.	3,183	19
* Cavco Industries Inc.	466	19
Marcus Corp.	1,450	19
* Dex One Corp.	3,561	19
* K-Swiss Inc. Class A	1,864	19
* Unifi Inc.	974	18
* Journal Communications Inc. Class A	2,987	18
* Kirkland's Inc.	1,191	18
* Hovnanian Enterprises Inc. Class A	4,371	18
* Rentrak Corp.	666	18
* M/I Homes Inc.	1,318	18
Haverty Furniture Cos. Inc.	1,296	17
* McClatchy Co. Class A	4,244	17
* Smith & Wesson Holding Corp.	4,254	17
HOT Topic Inc.	3,168	17
* Shoe Carnival Inc.	650	17
* America's Car-Mart Inc.	667	17
* Stoneridge Inc.	1,089	16
Standard Motor Products Inc.	1,396	16
Destination Maternity Corp.	355	16
* Overstock.com Inc.	1,046	16
Stein Mart Inc.	1,922	16
* Movado Group Inc.	1,107	16
Christopher & Banks Corp.	2,549	16
Lincoln Educational Services Corp.	996	15
Spartan Motors Inc.	2,341	15
* Furniture Brands International Inc.	3,334	15
Ambassadors Group Inc.	1,358	14
* Global Sources Ltd.	1,242	14
* MarineMax Inc.	1,573	14
* CKX Inc.	3,956	14
* hhgregg Inc.	937	14
Bebe Stores Inc.	2,332	14

4

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* Morgans Hotel Group Co.	1,540	14
Mac-Gray Corp.	836	13
* Drugstore.Com Inc.	6,640	13
Blyth Inc.	383	13
* Bon-Ton Stores Inc.	840	13
* Bravo Brio Restaurant Group Inc.	761	13
Speedway Motorsports Inc.	886	13
Weyco Group Inc.	508	13
* Coldwater Creek Inc.	4,317	13
* Casual Male Retail Group Inc.	2,986	13
* LIN TV Corp. Class A	2,056	13
* New York & Co. Inc.	1,806	13
* Fisher Communications Inc.	465	12
* Isle of Capri Casinos Inc.	1,314	12
* Arctic Cat Inc.	867	11
* McCormick & Schmick's Seafood Restaurants Inc.	1,068	11
* Multimedia Games Inc.	1,972	11
* Media General Inc. Class A	1,582	11
* West Marine Inc.	1,036	11
* Ruth's Hospitality Group Inc.	2,155	11
* Systemax Inc.	773	11
Hooker Furniture Corp.	775	11
* Leapfrog Enterprises Inc.	2,432	11
* Audiovox Corp. Class A	1,261	10
* Brookfield Homes Corp.	694	10
* Sealy Corp.	3,502	10
Skyline Corp.	501	10
* Tuesday Morning Corp.	2,155	10
* Jamba Inc.	4,330	10
* Lee Enterprises Inc.	3,279	10
* Playboy Enterprises Inc. Class B	1,568	10
Cherokee Inc.	563	10
CSS Industries Inc.	535	9
* AH Belo Corp. Class A	1,294	9
* Archipelago Learning Inc.	859	9
* Steinway Musical Instruments Inc.	417	9
Gaiam Inc. Class A	1,167	9
CPI Corp.	362	8
* Kid Brands Inc.	868	8
* Tower International Inc.	458	8
* Entravision Communications Corp. Class A	3,361	8
* Build-A-Bear Workshop Inc.	1,193	8
* O'Charleys Inc.	1,239	8
* Lifetime Brands Inc.	640	8
* Midas Inc.	985	8
* Martha Stewart Living Omnimedia Class A	1,836	8
* SuperMedia Inc.	886	7
* Gray Television Inc.	3,351	7
* Cumulus Media Inc. Class A	1,508	7
* US Auto Parts Network Inc.	906	7
* Red Lion Hotels Corp.	835	7
* Ballantyne Strong Inc.	981	7
* Kenneth Cole Productions Inc. Class A	527	7
* Carrols Restaurant Group Inc.	858	7

5

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* Body Central Corp.	397	7
* LodgeNet Interactive Corp.	1,884	7
Winmark Corp.	181	7
* Monarch Casino & Resort Inc.	611	6
Outdoor Channel Holdings Inc.	813	6
RG Barry Corp.	584	6
* ReachLocal Inc.	332	6
Einstein Noah Restaurant Group Inc.	386	6
* Culp Inc.	612	6
Lacrosse Footwear Inc.	353	6
* Summer Infant Inc.	811	6
* Delta Apparel Inc.	450	6
* Nexstar Broadcasting Group Inc. Class A	804	6
* Gordmans Stores Inc.	370	6
* Carmike Cinemas Inc.	762	5
* Marine Products Corp.	748	5
PRIMEDIA Inc.	1,156	5
* Caribou Coffee Co. Inc.	547	5
* 1-800-Flowers.com Inc. Class A	1,956	5
* Orbitz Worldwide Inc.	1,484	5
* Radio One Inc.	2,357	5
* Johnson Outdoors Inc. Class A	328	5
* Conn's Inc.	1,112	5
Shiloh Industries Inc.	392	5
* Bluegreen Corp.	1,081	5
* Crown Media Holdings Inc. Class A	1,886	5
* Cambium Learning Group Inc.	1,247	4
National American University Holdings Inc.	587	4
Learning Tree International Inc.	463	4
* Joe's Jeans Inc.	3,193	4
Books-A-Million Inc.	530	3
* American Apparel Inc.	2,483	3
* Westwood One Inc.	396	3
* Beasley Broadcasting Group Inc. Class A	271	2
* Empire Resorts Inc.	1,568	1
* Vitacost.com Inc.	225	1
Value Line Inc.	83	1
* Princeton Review Inc.	1,153	1
		11,633
Consumer Staples (2.9%)
* United Natural Foods Inc.	3,416	145
* TreeHouse Foods Inc.	2,475	129
Ruddick Corp.	3,122	115
Nu Skin Enterprises Inc. Class A	3,505	112
Casey's General Stores Inc.	2,694	111
* Darling International Inc.	7,583	105
* Hain Celestial Group Inc.	3,056	91
Fresh Del Monte Produce Inc.	2,824	81
Lancaster Colony Corp.	1,377	80
Diamond Foods Inc.	1,553	79
Universal Corp.	1,720	72
Sanderson Farms Inc.	1,618	67
Andersons Inc.	1,310	63
* Boston Beer Co. Inc. Class A	615	57

6

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* Chiquita Brands International Inc.	3,195	55
Vector Group Ltd.	3,229	55
* Rite Aid Corp.	39,686	52
B&G Foods Inc. Class A	3,390	51
* Elizabeth Arden Inc.	1,729	50
Tootsie Roll Industries Inc.	1,711	49
WD-40 Co.	1,180	48
J&J Snack Foods Corp.	1,010	44
* Fresh Market Inc.	1,079	44
Pricesmart Inc.	1,125	40
* Dole Food Co. Inc.	2,556	38
* Spectrum Brands Holdings Inc.	1,295	37
* Heckmann Corp.	6,318	36
Nash Finch Co.	895	36
* Central Garden and Pet Co. Class A	3,780	35
Snyders-Lance Inc.	1,840	34
* Prestige Brands Holdings Inc.	2,977	33
Weis Markets Inc.	783	31
Cal-Maine Foods Inc.	1,002	29
* Winn-Dixie Stores Inc.	3,922	27
* Pilgrim's Pride Corp.	3,463	27
* Pantry Inc.	1,617	26
Spartan Stores Inc.	1,603	24
* Alliance One International Inc.	6,342	23
* Medifast Inc.	961	22
* Smart Balance Inc.	4,459	19
Inter Parfums Inc.	1,018	18
Calavo Growers Inc.	782	18
Coca-Cola Bottling Co. Consolidated	299	17
Ingles Markets Inc. Class A	893	17
* Seneca Foods Corp. Class A	597	17
* Synutra International Inc.	1,358	17
* USANA Health Sciences Inc.	430	15
Limoneira Co.	579	13
Village Super Market Inc. Class A	440	13
* Star Scientific Inc.	6,898	12
* Revlon Inc. Class A	776	12
National Beverage Corp.	810	10
* Nutraceutical International Corp.	677	10
Imperial Sugar Co.	888	10
* Primo Water Corp.	663	8
* Susser Holdings Corp.	547	8
Schiff Nutrition International Inc.	867	7
MGP Ingredients Inc.	810	7
Oil-Dri Corp. of America	355	7
Arden Group Inc.	89	7
* John B. Sanfilippo & Son Inc.	546	7
Alico Inc.	246	7
Female Health Co.	1,233	6
Farmer Bros Co.	467	6
Griffin Land & Nurseries Inc.	180	6
* Nature's Sunshine Products Inc.	572	5
* Harbinger Group Inc.	682	4
* Lifeway Foods Inc.	365	3

7

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
Bridgford Foods Corp.	110	1
		2,560
Energy (7.0%)
* Brigham Exploration Co.	8,286	303
World Fuel Services Corp.	4,892	203
Berry Petroleum Co. Class A	3,640	189
* Dril-Quip Inc.	2,418	185
* Energy XXI Bermuda Ltd.	5,241	181
* Rosetta Resources Inc.	3,753	170
CARBO Ceramics Inc.	1,358	168
Lufkin Industries Inc.	2,131	167
* Complete Production Services Inc.	5,534	159
* Key Energy Services Inc.	8,930	138
* Patriot Coal Corp.	5,563	131
* Swift Energy Co.	2,984	128
* Bill Barrett Corp.	3,270	127
* Bristow Group Inc.	2,559	123
* Northern Oil and Gas Inc.	3,837	122
* McMoRan Exploration Co.	6,803	119
* Oasis Petroleum Inc.	3,439	119
* ION Geophysical Corp.	9,041	116
* Helix Energy Solutions Group Inc.	7,444	115
* Kodiak Oil & Gas Corp.	12,635	96
* Stone Energy Corp.	3,071	93
* Carrizo Oil & Gas Inc.	2,489	93
* International Coal Group Inc.	9,342	92
Nordic American Tanker Shipping	3,338	82
* Petroleum Development Corp.	1,666	78
* Tetra Technologies Inc.	5,388	74
* Gulfmark Offshore Inc.	1,657	74
Ship Finance International Ltd.	3,182	66
* Global Industries Ltd.	7,215	65
* ATP Oil & Gas Corp.	3,166	64
W&T Offshore Inc.	2,488	63
Overseas Shipholding Group Inc.	1,820	61
RPC Inc.	3,082	60
* Western Refining Inc.	3,651	59
* Gulfport Energy Corp.	1,926	57
Penn Virginia Corp.	3,236	53
Apco Oil and Gas International Inc.	649	53
Contango Oil & Gas Co.	841	52
Golar LNG Ltd.	2,588	49
* Resolute Energy Corp.	2,703	49
* Hornbeck Offshore Services Inc.	1,655	47
* Cal Dive International Inc.	6,706	46
* Cloud Peak Energy Inc.	2,243	46
* Clean Energy Fuels Corp.	3,259	46
* BPZ Resources Inc.	6,932	45
* Clayton Williams Energy Inc.	418	44
* Newpark Resources Inc.	6,335	44
* Pioneer Drilling Co.	3,852	44
* Parker Drilling Co.	8,259	43
* USEC Inc.	8,119	43
Knightsbridge Tankers Ltd.	1,739	42

8

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* Cheniere Energy Inc.	4,077	42
* James River Coal Co.	1,978	42
* CVR Energy Inc.	2,157	41
* Hercules Offshore Inc.	8,170	40
* Approach Resources Inc.	1,238	40
* Tesco Corp.	2,149	39
* Willbros Group Inc.	3,407	39
* Georesources Inc.	1,168	37
* Goodrich Petroleum Corp.	1,741	35
* FX Energy Inc.	3,080	35
* Harvest Natural Resources Inc.	2,368	35
* Abraxas Petroleum Corp.	5,734	34
* TransAtlantic Petroleum Ltd.	10,483	34
* Petroquest Energy Inc.	3,930	34
* Energy Partners Ltd.	2,059	34
* Basic Energy Services Inc.	1,651	32
Gulf Island Fabrication Inc.	1,019	32
* Magnum Hunter Resources Corp.	4,215	30
* OYO Geospace Corp.	291	30
Crosstex Energy Inc.	2,864	29
* Rex Energy Corp.	2,296	29
* Vaalco Energy Inc.	3,599	29
Teekay Tankers Ltd. Class A	2,681	29
* Venoco Inc.	1,553	29
* Dawson Geophysical Co.	556	28
* Matrix Service Co.	1,873	26
* Warren Resources Inc.	5,041	25
* Uranium Energy Corp.	4,312	25
* Callon Petroleum Co.	2,700	23
* Vantage Drilling Co.	10,826	22
* Endeavour International Corp.	1,530	21
Houston American Energy Corp.	1,284	21
* PHI Inc.	943	20
* Rentech Inc.	15,352	20
* Gastar Exploration Ltd.	3,952	20
* GMX Resources Inc.	3,719	19
* Natural Gas Services Group Inc.	861	17
DHT Holdings Inc.	3,466	16
* Green Plains Renewable Energy Inc.	1,301	16
* Delta Petroleum Corp.	13,448	16
General Maritime Corp.	5,602	16
Panhandle Oil and Gas Inc. Class A	510	15
* Amyris Inc.	434	14
* Scorpio Tankers Inc.	1,230	13
Delek US Holdings Inc.	977	11
* L&L Energy Inc.	1,346	10
* Evolution Petroleum Corp.	1,021	8
* Miller Petroleum Inc.	1,483	8
* Union Drilling Inc.	1,024	8
* Syntroleum Corp.	4,794	8
* REX American Resources Corp.	501	7
* Global Geophysical Services Inc.	518	7
* RAM Energy Resources Inc.	3,837	7
Alon USA Energy Inc.	575	6

9

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* CAMAC Energy Inc.	3,546	6
* Isramco Inc.	87	6
Hallador Energy Co.	287	3
		6,204
Financials (20.5%)
* American Capital Ltd.	24,180	226
American Capital Agency Corp.	6,533	192
CBL & Associates Properties Inc.	9,829	175
* Stifel Financial Corp.	2,429	174
Highwoods Properties Inc.	5,097	173
Apollo Investment Corp.	13,801	171
BioMed Realty Trust Inc.	9,315	169
MFA Financial Inc.	19,946	169
Omega Healthcare Investors Inc.	7,011	168
* SVB Financial Group	2,971	161
Entertainment Properties Trust	3,310	158
Home Properties Inc.	2,669	157
American Campus Communities Inc.	4,647	155
Tanger Factory Outlet Centers	5,762	154
National Retail Properties Inc.	5,931	152
Mid-America Apartment Communities Inc.	2,335	152
* Signature Bank	2,911	151
Kilroy Realty Corp.	3,867	150
Alterra Capital Holdings Ltd.	6,857	148
Washington Real Estate Investment Trust	4,563	143
LaSalle Hotel Properties	4,970	140
* DiamondRock Hospitality Co.	11,788	139
* ProAssurance Corp.	2,187	139
Prosperity Bancshares Inc.	3,319	135
Post Properties Inc.	3,461	135
FirstMerit Corp.	7,671	131
Extra Space Storage Inc.	6,208	123
* MGIC Investment Corp.	14,270	123
Hatteras Financial Corp.	4,106	121
Starwood Property Trust Inc.	5,099	119
NewAlliance Bancshares Inc.	7,544	118
Webster Financial Corp.	5,044	117
First American Financial Corp.	7,397	117
* CNO Financial Group Inc.	15,810	114
Healthcare Realty Trust Inc.	4,774	111
Platinum Underwriters Holdings Ltd.	2,657	111
Potlatch Corp.	2,844	109
Iberiabank Corp.	1,905	109
Colonial Properties Trust	5,528	109
Equity Lifestyle Properties Inc.	1,861	108
Westamerica Bancorporation	2,088	108
Trustmark Corp.	4,547	107
Delphi Financial Group Inc.	3,384	105
* Portfolio Recovery Associates Inc.	1,208	101
Cathay General Bancorp	5,590	99
DCT Industrial Trust Inc.	17,427	98
* PHH Corp.	3,946	97
Whitney Holding Corp.	6,867	97
Montpelier Re Holdings Ltd.	4,747	96

10

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
Northwest Bancshares Inc.	7,881	96
* Ezcorp Inc. Class A	3,287	94
* Knight Capital Group Inc. Class A	6,728	94
Umpqua Holdings Corp.	8,153	93
Medical Properties Trust Inc.	7,918	93
Redwood Trust Inc.	5,545	91
* Sunstone Hotel Investors Inc.	8,401	90
UMB Financial Corp.	2,259	90
Cash America International Inc.	2,103	90
Susquehanna Bancshares Inc.	9,230	88
EastGroup Properties Inc.	1,918	87
Astoria Financial Corp.	6,147	86
FNB Corp.	8,585	86
Argo Group International Holdings Ltd.	2,210	84
PS Business Parks Inc.	1,318	83
Invesco Mortgage Capital Inc.	3,549	83
National Health Investors Inc.	1,739	83
Wintrust Financial Corp.	2,447	82
Glacier Bancorp Inc.	5,120	80
United Bankshares Inc.	2,764	79
MB Financial Inc.	3,770	78
Sovran Self Storage Inc.	1,964	76
Prospect Capital Corp.	6,265	76
RLI Corp.	1,305	75
Old National Bancorp	6,663	75
First Financial Bankshares Inc.	1,484	75
Franklin Street Properties Corp.	4,924	74
Tower Group Inc.	2,660	72
International Bancshares Corp.	3,777	72
Hancock Holding Co.	2,076	72
* MF Global Holdings Ltd.	8,245	71
Lexington Realty Trust	7,523	71
National Penn Bancshares Inc.	8,972	71
DuPont Fabros Technology Inc.	2,916	71
* First Cash Financial Services Inc.	2,145	70
* World Acceptance Corp.	1,168	70
First Financial Bancorp	4,119	70
Selective Insurance Group Inc.	3,791	69
U-Store-It Trust	6,653	68
Radian Group Inc.	9,468	67
* iStar Financial Inc.	6,648	66
* Texas Capital Bancshares Inc.	2,601	66
Capstead Mortgage Corp.	4,992	66
Glimcher Realty Trust	7,110	65
Fifth Street Finance Corp.	4,728	65
* Strategic Hotels & Resorts Inc.	10,006	65
KBW Inc.	2,525	65
First Midwest Bancorp Inc.	5,272	64
BlackRock Kelso Capital Corp.	5,091	63
Provident Financial Services Inc.	4,266	63
Hersha Hospitality Trust Class A	9,584	63
Cypress Sharpridge Investments Inc.	4,927	61
Anworth Mortgage Asset Corp.	8,458	60
* Investment Technology Group Inc.	3,102	59

11

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
Community Bank System Inc.	2,358	59
Sterling Bancshares Inc.	6,527	59
Park National Corp.	889	59
* Greenlight Capital Re Ltd. Class A	2,014	58
Pebblebrook Hotel Trust	2,636	58
Alexander's Inc.	146	58
First Potomac Realty Trust	3,555	57
Employers Holdings Inc.	2,835	57
Pennsylvania Real Estate Investment Trust	3,937	57
Acadia Realty Trust	2,856	57
* Ocwen Financial Corp.	5,284	56
* Dollar Financial Corp.	2,598	56
Columbia Banking System Inc.	2,797	55
American Equity Investment Life Holding Co.	4,163	55
Cousins Properties Inc.	6,478	55
Equity One Inc.	2,859	55
NBT Bancorp Inc.	2,454	55
Infinity Property & Casualty Corp.	891	54
LTC Properties Inc.	1,836	54
CVB Financial Corp.	6,394	53
Government Properties Income Trust	1,962	53
PrivateBancorp Inc. Class A	3,702	53
* FelCor Lodging Trust Inc.	6,909	52
Oritani Financial Corp.	3,956	51
* First Industrial Realty Trust Inc.	4,503	50
* Forestar Group Inc.	2,593	50
Inland Real Estate Corp.	5,294	50
Investors Real Estate Trust	5,342	50
First Commonwealth Financial Corp.	7,460	49
Getty Realty Corp.	1,658	49
optionsXpress Holdings Inc.	3,007	49
Associated Estates Realty Corp.	2,945	48
* Pico Holdings Inc.	1,609	48
Horace Mann Educators Corp.	2,793	47
Sun Communities Inc.	1,351	47
* Investors Bancorp Inc.	3,419	46
* Piper Jaffray Cos.	1,105	45
* Navigators Group Inc.	866	45
PacWest Bancorp	2,186	45
Primerica Inc.	1,713	44
Brookline Bancorp Inc.	4,203	44
Safety Insurance Group Inc.	898	43
* National Financial Partners Corp.	3,038	43
Education Realty Trust Inc.	5,138	42
Compass Diversified Holdings	2,597	42
MarketAxess Holdings Inc.	1,968	42
Nelnet Inc. Class A	1,879	42
Independent Bank Corp.	1,507	41
Bank of the Ozarks Inc.	930	40
PennantPark Investment Corp.	3,142	40
MCG Capital Corp.	5,450	40
Oriental Financial Group Inc.	3,298	39
S&T Bancorp Inc.	1,762	39
* Enstar Group Ltd.	468	39

12

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
Meadowbrook Insurance Group Inc.	3,859	39
BGC Partners Inc. Class A	4,060	39
City Holding Co.	1,124	39
Evercore Partners Inc. Class A	1,114	38
* Pinnacle Financial Partners Inc.	2,375	38
* Western Alliance Bancorp	4,664	38
Boston Private Financial Holdings Inc.	5,327	38
* Newcastle Investment Corp.	4,414	37
Ramco-Gershenson Properties Trust	2,701	36
Cohen & Steers Inc.	1,243	36
Flagstone Reinsurance Holdings SA	3,171	36
Walter Investment Management Corp.	1,829	36
* Internet Capital Group Inc.	2,595	36
PennyMac Mortgage Investment Trust	1,871	35
Home Bancshares Inc.	1,563	35
Simmons First National Corp. Class A	1,223	35
Chemical Financial Corp.	1,738	35
WesBanco Inc.	1,642	34
United Fire & Casualty Co.	1,624	34
* Ashford Hospitality Trust Inc.	3,234	33
Trustco Bank Corp. NY	5,473	33
Banco Latinoamericano de Comercio Exterior SA	1,962	33
Retail Opportunity Investments Corp.	2,976	33
* Sabra Healthcare REIT Inc.	1,774	33
Sandy Spring Bancorp Inc.	1,707	33
NorthStar Realty Finance Corp.	5,370	32
Universal Health Realty Income Trust	805	32
Two Harbors Investment Corp.	2,880	32
* CNA Surety Corp.	1,258	32
Flushing Financial Corp.	2,218	32
Artio Global Investors Inc. Class A	1,976	31
Campus Crest Communities Inc.	2,177	31
Urstadt Biddle Properties Inc. Class A	1,596	31
* Safeguard Scientifics Inc.	1,459	31
Duff & Phelps Corp. Class A	1,941	31
Amtrust Financial Services Inc.	1,589	31
Harleysville Group Inc.	825	30
* PMI Group Inc.	10,175	30
FBL Financial Group Inc. Class A	956	30
Dime Community Bancshares Inc.	1,901	30
SCBT Financial Corp.	909	29
Danvers Bancorp Inc.	1,341	29
Renasant Corp.	1,783	29
Hercules Technology Growth Capital Inc.	2,581	29
TICC Capital Corp.	2,260	29
* Netspend Holdings Inc.	2,160	28
* Nara Bancorp Inc.	2,702	28
* Credit Acceptance Corp.	400	28
Maiden Holdings Ltd.	3,533	28
Community Trust Bancorp Inc.	974	28
* Hilltop Holdings Inc.	2,823	27
National Western Life Insurance Co. Class A	156	27
* Encore Capital Group Inc.	992	27
* AMERISAFE Inc.	1,341	27

13

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
Colony Financial Inc.	1,238	26
Provident New York Bancorp	2,767	26
Resource Capital Corp.	3,507	26
RAIT Financial Trust	7,522	26
Lakeland Financial Corp.	1,147	26
Southside Bancshares Inc.	1,125	26
First Financial Corp.	790	26
Triangle Capital Corp.	1,315	25
TowneBank	1,672	25
Parkway Properties Inc.	1,535	25
* FPIC Insurance Group Inc.	654	25
* Tejon Ranch Co.	933	25
MVC Capital Inc.	1,730	24
StellarOne Corp.	1,626	24
GFI Group Inc.	4,726	24
* Citizens Republic Bancorp Inc.	28,078	24
Cedar Shopping Centers Inc.	3,886	24
Oppenheimer Holdings Inc. Class A	715	23
Tompkins Financial Corp.	563	23
Washington Trust Bancorp Inc.	1,004	23
GAMCO Investors Inc.	493	23
Cardinal Financial Corp.	2,045	23
Calamos Asset Management Inc. Class A	1,371	23
Berkshire Hills Bancorp Inc.	998	23
First Busey Corp.	4,438	23
* West Coast Bancorp	6,672	22
* Financial Engines Inc.	918	22
* Beneficial Mutual Bancorp Inc.	2,471	22
* Phoenix Cos. Inc.	8,258	22
* International Assets Holding Corp.	906	22
CapLease Inc.	4,071	22
* Global Indemnity plc	980	22
Kite Realty Group Trust	3,861	22
Coresite Realty Corp.	1,399	22
Univest Corp. of Pennsylvania	1,181	21
1st Source Corp.	1,088	21
Apollo Commercial Real Estate Finance Inc.	1,250	21
* Virtus Investment Partners Inc.	362	21
Advance America Cash Advance Centers Inc.	3,914	21
* NewStar Financial Inc.	1,987	21
Bancfirst Corp.	499	21
SY Bancorp Inc.	843	21
Main Street Capital Corp.	1,060	21
Saul Centers Inc.	451	21
Dynex Capital Inc.	1,912	20
Capital Southwest Corp.	202	20
* Center Financial Corp.	2,527	20
Hudson Valley Holding Corp.	933	20
Chesapeake Lodging Trust	1,066	20
* eHealth Inc.	1,580	20
Winthrop Realty Trust	1,623	20
* Southwest Bancorp Inc.	1,380	20
Cogdell Spencer Inc.	3,061	20
* TradeStation Group Inc.	2,908	20

14

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
WSFS Financial Corp.	417	20
* Citizens Inc.	2,593	19
Sterling Bancorp	1,911	19
Westfield Financial Inc.	2,106	19
United Financial Bancorp Inc.	1,190	19
Abington Bancorp Inc.	1,484	19
Camden National Corp.	545	18
State Auto Financial Corp.	1,026	18
Arrow Financial Corp.	692	17
* Eagle Bancorp Inc.	1,169	17
Territorial Bancorp Inc.	871	17
Northfield Bancorp Inc.	1,279	17
Gladstone Capital Corp.	1,497	17
* Ameris Bancorp	1,682	17
* HFF Inc. Class A	1,268	17
SeaBright Holdings Inc.	1,567	17
* Kennedy-Wilson Holdings Inc.	1,478	16
First Merchants Corp.	1,816	16
Trico Bancshares	993	16
Agree Realty Corp.	620	16
Heartland Financial USA Inc.	931	16
Hudson Pacific Properties Inc.	1,047	16
* American Safety Insurance Holdings Ltd.	737	16
First Bancorp	1,065	16
Monmouth Real Estate Investment Corp. Class A	1,893	16
Tower Bancorp Inc.	679	16
Westwood Holdings Group Inc.	414	16
NGP Capital Resources Co.	1,540	15
Great Southern Bancorp Inc.	721	15
German American Bancorp Inc.	894	15
Chatham Lodging Trust	880	15
Washington Banking Co.	1,089	15
Financial Institutions Inc.	778	15
CoBiz Financial Inc.	2,298	15
Bank Mutual Corp.	3,240	15
Lakeland Bancorp Inc.	1,536	15
Epoch Holding Corp.	939	15
Presidential Life Corp.	1,472	15
* Heritage Financial Corp.	982	15
Union First Market Bankshares Corp.	1,270	15
Bryn Mawr Bank Corp.	688	14
OceanFirst Financial Corp.	1,033	14
National Bankshares Inc.	493	14
MainSource Financial Group Inc.	1,438	14
Baldwin & Lyons Inc.	585	14
Suffolk Bancorp	687	14
Enterprise Financial Services Corp.	1,060	14
* FBR Capital Markets Corp.	3,745	14
First Community Bancshares Inc.	1,123	14
Stewart Information Services Corp.	1,232	14
Federal Agricultural Mortgage Corp.	689	14
* Bancorp Inc.	1,605	14
Citizens & Northern Corp.	866	14
Bank of Marin Bancorp	375	14

15

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* MPG Office Trust Inc.	3,423	14
Arlington Asset Investment Corp. Class A	481	14
ViewPoint Financial Group	1,016	13
* Avatar Holdings Inc.	633	13
Kayne Anderson Energy Development Co.	729	13
First of Long Island Corp.	495	13
* OmniAmerican Bancorp Inc.	851	13
Consolidated-Tomoka Land Co.	388	13
Centerstate Banks Inc.	1,832	13
Home Federal Bancorp Inc.	1,193	13
Pacific Continental Corp.	1,312	13
Orrstown Financial Services Inc.	479	13
Excel Trust Inc.	1,070	13
Gladstone Investment Corp.	1,578	13
* Harris & Harris Group Inc.	2,205	13
Diamond Hill Investment Group Inc.	172	13
CreXus Investment Corp.	968	13
First Interstate Bancsystem Inc.	886	13
First Financial Holdings Inc.	1,182	13
State Bancorp Inc.	1,188	13
Gladstone Commercial Corp.	673	12
ESSA Bancorp Inc.	949	12
CNB Financial Corp.	872	12
Republic Bancorp Inc. Class A	699	12
BankFinancial Corp.	1,368	12
* Metro Bancorp Inc.	968	12
* Terreno Realty Corp.	629	12
* LaBranche & Co. Inc.	2,675	11
One Liberty Properties Inc.	751	11
* Cowen Group Inc. Class A	2,594	11
SWS Group Inc.	2,047	11
Ames National Corp.	586	11
Penns Woods Bancorp Inc.	279	11
Kearny Financial Corp.	1,100	11
Capital City Bank Group Inc.	853	11
* Gleacher & Co. Inc.	5,581	11
Alliance Financial Corp.	336	11
Sanders Morris Harris Group Inc.	1,510	11
Kansas City Life Insurance Co.	304	10
Peoples Bancorp Inc.	766	10
Donegal Group Inc. Class A	804	10
* 1st United Bancorp Inc.	1,593	10
Bridge Bancorp Inc.	458	10
Solar Capital Ltd.	413	10
National Interstate Corp.	479	10
* Penson Worldwide Inc.	1,494	10
American National Bankshares Inc.	447	10
Rockville Financial Inc.	595	10
* First Marblehead Corp.	4,053	9
Wilshire Bancorp Inc.	1,425	9
Golub Capital BDC Inc.	542	9
First Bancorp Inc.	639	9
* Hanmi Financial Corp.	7,467	9
JMP Group Inc.	1,091	9

16

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* Virginia Commerce Bancorp Inc.	1,572	9
* United Community Banks Inc.	6,747	9
Sierra Bancorp	836	9
ESB Financial Corp.	651	9
Merchants Bancshares Inc.	351	9
THL Credit Inc.	661	9
Medallion Financial Corp.	1,091	9
West Bancorporation Inc.	1,143	9
* Thomas Properties Group Inc.	2,580	9
* Meridian Interstate Bancorp Inc.	667	9
Peapack Gladstone Financial Corp.	645	9
EMC Insurance Group Inc.	351	9
Mission West Properties Inc.	1,231	8
* Flagstar Bancorp Inc.	4,696	8
Bancorp Rhode Island Inc.	255	8
Clifton Savings Bancorp Inc.	690	8
UMH Properties Inc.	724	8
Midsouth Bancorp Inc.	518	7
* BofI Holding Inc.	486	7
* Crawford & Co. Class B	1,651	7
* Home Bancorp Inc.	500	7
* Hallmark Financial Services	803	7
* Taylor Capital Group Inc.	662	7
MidWestOne Financial Group Inc.	477	7
Universal Insurance Holdings Inc.	1,192	7
* First BanCorp	1,473	7
* Encore Bancshares Inc.	555	7
* Ladenburg Thalmann Financial Services Inc.	6,309	7
* Marlin Business Services Corp.	592	7
Century Bancorp Inc. Class A	234	6
Asta Funding Inc.	731	6
* Primus Guaranty Ltd.	1,221	6
* Asset Acceptance Capital Corp.	1,039	6
Roma Financial Corp.	559	6
* CompuCredit Holdings Corp.	864	6
Life Partners Holdings Inc.	688	6
* BankUnited Inc.	190	5
Fox Chase Bancorp Inc.	406	5
Pzena Investment Management Inc. Class A	576	4
* NASB Financial Inc.	264	4
First South Bancorp Inc.	622	3
* Green Bankshares Inc.	889	3
Kaiser Federal Financial Group Inc.	209	3
* Rodman & Renshaw Capital Group Inc.	1,199	3
Porter Bancorp Inc.	299	3
California First National Bancorp	142	2
* Doral Financial Corp.	1,438	2
* Heritage Financial Group Inc.	112	1
* Waterstone Financial Inc.	442	1
* Student Loan Corp. Escrow	80	—
* Gerova Financial Group Ltd.	21	—
		18,152
Health Care (12.1%)
* AMERIGROUP Corp.	3,681	211

17

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* Healthsouth Corp.	6,662	161
* Onyx Pharmaceuticals Inc.	4,459	157
* Healthspring Inc.	4,125	155
* Dionex Corp.	1,255	148
* HMS Holdings Corp.	1,933	146
STERIS Corp.	4,219	143
Owens & Minor Inc.	4,492	140
Medicis Pharmaceutical Corp. Class A	4,292	138
* Salix Pharmaceuticals Ltd.	4,057	135
* Catalyst Health Solutions Inc.	2,703	122
* Sirona Dental Systems Inc.	2,383	120
* InterMune Inc.	3,236	118
* American Medical Systems Holdings Inc.	5,366	118
* Magellan Health Services Inc.	2,373	114
* Pharmasset Inc.	2,277	114
* WellCare Health Plans Inc.	3,018	113
* Cepheid Inc.	4,229	112
Masimo Corp.	3,695	111
* Haemonetics Corp.	1,789	110
Quality Systems Inc.	1,343	107
* athenahealth Inc.	2,356	107
* Centene Corp.	3,493	106
Chemed Corp.	1,626	106
* PSS World Medical Inc.	4,070	106
* Theravance Inc.	4,448	101
* Viropharma Inc.	5,540	99
* Bruker Corp.	5,170	99
* Seattle Genetics Inc.	6,645	99
* Parexel International Corp.	4,155	98
West Pharmaceutical Services Inc.	2,367	97
* Immucor Inc.	4,975	97
* Alkermes Inc.	6,754	97
* Exelixis Inc.	7,730	96
* Volcano Corp.	3,579	94
* Impax Laboratories Inc.	4,458	92
* Cubist Pharmaceuticals Inc.	4,157	91
* Align Technology Inc.	4,218	88
* Incyte Corp. Ltd.	6,261	86
* Nektar Therapeutics	8,082	78
* Par Pharmaceutical Cos. Inc.	2,496	77
* Integra LifeSciences Holdings Corp.	1,496	75
* NuVasive Inc.	2,787	75
* Amedisys Inc.	2,033	73
* Zoll Medical Corp.	1,526	71
* Kindred Healthcare Inc.	2,811	70
* Auxilium Pharmaceuticals Inc.	2,969	67
* Arthrocare Corp.	1,919	66
* Medicines Co.	3,791	66
* RehabCare Group Inc.	1,768	66
* Cyberonics Inc.	1,978	65
* DexCom Inc.	4,383	64
Meridian Bioscience Inc.	2,892	62
Invacare Corp.	2,070	61
* Isis Pharmaceuticals Inc.	6,701	61

18

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* MWI Veterinary Supply Inc.	874	61
* Neogen Corp.	1,606	60
* Gentiva Health Services Inc.	2,122	60
* Acorda Therapeutics Inc.	2,757	58
* HeartWare International Inc.	665	56
PDL BioPharma Inc.	9,946	55
* CONMED Corp.	2,077	55
* Insulet Corp.	3,106	55
* Ariad Pharmaceuticals Inc.	9,033	54
* Amsurg Corp. Class A	2,201	52
* Questcor Pharmaceuticals Inc.	3,918	51
* Luminex Corp.	2,668	50
* Hanger Orthopedic Group Inc.	1,855	50
Analogic Corp.	918	50
* Targacept Inc.	1,697	49
* IPC The Hospitalist Co. Inc.	1,155	47
Universal American Corp.	2,278	47
* Savient Pharmaceuticals Inc.	4,806	46
* Air Methods Corp.	795	46
* Sunrise Senior Living Inc.	3,977	45
* MAKO Surgical Corp.	2,173	45
* Vivus Inc.	5,756	44
* Wright Medical Group Inc.	2,763	44
* Momenta Pharmaceuticals Inc.	3,147	44
* Immunogen Inc.	4,824	43
* MedAssets Inc.	3,064	43
* Sequenom Inc.	7,037	43
* Geron Corp.	8,727	43
Landauer Inc.	668	42
* Medivation Inc.	2,421	42
* Abaxis Inc.	1,572	42
* Greatbatch Inc.	1,653	41
* Micromet Inc.	6,471	40
* NxStage Medical Inc.	1,936	40
* Orthofix International NV	1,254	40
* Molina Healthcare Inc.	1,105	39
* Halozyme Therapeutics Inc.	5,584	39
* Accuray Inc.	3,875	38
* Enzon Pharmaceuticals Inc.	3,526	38
Computer Programs & Systems Inc.	697	38
* Emeritus Corp.	1,596	38
* Syneron Medical Ltd.	2,533	37
* Celera Corp.	5,837	37
* NPS Pharmaceuticals Inc.	4,763	37
* Bio-Reference Labs Inc.	1,705	36
* ICU Medical Inc.	832	35
* Medidata Solutions Inc.	1,338	35
* SonoSite Inc.	960	35
* Merit Medical Systems Inc.	2,006	34
* Optimer Pharmaceuticals Inc.	2,861	34
* Healthways Inc.	2,428	34
* LHC Group Inc.	1,113	33
* SIGA Technologies Inc.	2,449	33
* Natus Medical Inc.	2,027	32

19

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* Depomed Inc.	3,728	31
* Omnicell Inc.	2,316	31
* Conceptus Inc.	2,209	31
Ensign Group Inc.	1,018	31
* Emergent Biosolutions Inc.	1,461	31
* Opko Health Inc.	6,305	30
National Healthcare Corp.	639	30
* Angiodynamics Inc.	1,760	30
* Triple-S Management Corp. Class B	1,445	29
* Alnylam Pharmaceuticals Inc.	2,593	28
* Ardea Biosciences Inc.	1,062	28
* Select Medical Holdings Corp.	3,577	28
* ABIOMED Inc.	2,225	28
* AMAG Pharmaceuticals Inc.	1,495	28
* Lexicon Pharmaceuticals Inc.	14,076	27
* Sangamo Biosciences Inc.	3,211	27
* Jazz Pharmaceuticals Inc.	1,062	26
* Sun Healthcare Group Inc.	1,774	26
* Rigel Pharmaceuticals Inc.	3,700	26
* ZIOPHARM Oncology Inc.	4,233	26
* PharMerica Corp.	2,181	26
* Clinical Data Inc.	834	25
* Assisted Living Concepts Inc. Class A	699	25
* Genomic Health Inc.	995	25
* AVANIR Pharmaceuticals Inc.	6,632	25
* Affymetrix Inc.	5,043	25
* Corvel Corp.	495	25
* Spectrum Pharmaceuticals Inc.	3,524	24
* Neurocrine Biosciences Inc.	3,490	24
* Quidel Corp.	1,763	23
* Symmetry Medical Inc.	2,560	23
* OraSure Technologies Inc.	3,289	23
* Almost Family Inc.	582	23
* Arqule Inc.	3,494	22
* eResearchTechnology Inc.	3,475	22
* Akorn Inc.	3,929	22
* Caliper Life Sciences Inc.	3,192	21
* Palomar Medical Technologies Inc.	1,318	21
* AMN Healthcare Services Inc.	2,784	21
* Medcath Corp.	1,461	21
* Endologix Inc.	3,465	21
* Rural/Metro Corp.	1,359	20
* Delcath Systems Inc.	3,107	20
* Dynavax Technologies Corp.	6,805	20
* Team Health Holdings Inc.	1,091	20
* Durect Corp.	6,178	20
Cantel Medical Corp.	916	20
Atrion Corp.	112	20
* Skilled Healthcare Group Inc.	1,411	19
* Cytori Therapeutics Inc.	3,272	19
* Allos Therapeutics Inc.	5,596	19
* Merge Healthcare Inc.	3,676	18
* Cross Country Healthcare Inc.	2,207	18
* MAP Pharmaceuticals Inc.	1,120	18

20

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* Exact Sciences Corp.	3,279	18
* ExamWorks Group Inc.	843	18
* MannKind Corp.	4,742	18
* Chindex International Inc.	976	17
Pain Therapeutics Inc.	2,527	17
* Metabolix Inc.	1,903	17
* BioMimetic Therapeutics Inc.	1,281	17
* Nabi Biopharmaceuticals	3,022	17
* Immunomedics Inc.	4,672	17
* Pacific Biosciences of California Inc.	1,083	17
* Inspire Pharmaceuticals Inc.	4,234	17
* Accretive Health Inc.	827	17
* Ironwood Pharmaceuticals Inc.	1,374	17
* Curis Inc.	5,383	17
* Novavax Inc.	6,437	17
* Cadence Pharmaceuticals Inc.	2,209	17
* Hi-Tech Pharmacal Co. Inc.	707	16
* Unilife Corp.	3,444	16
* Capital Senior Living Corp.	1,929	16
* SurModics Inc.	1,239	16
* XenoPort Inc.	2,215	16
* Pharmacyclics Inc.	3,089	16
* Synovis Life Technologies Inc.	807	16
* Five Star Quality Care Inc.	2,247	16
* AVI BioPharma Inc.	7,858	16
* Vital Images Inc.	1,028	15
* Ligand Pharmaceuticals Inc. Class B	1,401	15
* Providence Service Corp.	921	15
* Staar Surgical Co.	2,485	15
* Vanda Pharmaceuticals Inc.	1,984	15
* American Dental Partners Inc.	1,121	14
* Keryx Biopharmaceuticals Inc.	3,636	14
* US Physical Therapy Inc.	722	14
* Metropolitan Health Networks Inc.	2,845	14
* Arena Pharmaceuticals Inc.	8,649	14
* Obagi Medical Products Inc.	1,221	14
* Chelsea Therapeutics International Ltd.	3,371	14
* Transcend Services Inc.	651	14
* Kensey Nash Corp.	522	14
* Solta Medical Inc.	4,226	13
* Vascular Solutions Inc.	1,195	13
Young Innovations Inc.	402	13
* Kendle International Inc.	1,066	13
* Biotime Inc.	1,810	12
* Biosante Pharmaceuticals Inc.	5,797	12
* TomoTherapy Inc.	3,458	12
* Dyax Corp.	6,975	12
* SuperGen Inc.	4,032	12
* Santarus Inc.	3,753	12
* Continucare Corp.	2,107	12
* Sciclone Pharmaceuticals Inc.	2,674	12
* IRIS International Inc.	1,163	12
* BioScrip Inc.	2,794	12
America Service Group Inc.	643	12

21

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* Cerus Corp.	3,393	12
* Cambrex Corp.	2,102	12
* Progenics Pharmaceuticals Inc.	2,025	11
* Spectranetics Corp.	2,372	11
* Orthovita Inc.	4,779	11
* Exactech Inc.	598	11
* CryoLife Inc.	2,080	11
* Vical Inc.	5,189	11
* AVEO Pharmaceuticals Inc.	790	11
* RTI Biologics Inc.	3,978	11
* Array Biopharma Inc.	3,820	11
* Furiex Pharmaceuticals Inc.	641	11
* Enzo Biochem Inc.	2,394	10
* Zalicus Inc.	4,723	10
* Peregrine Pharmaceuticals Inc.	4,593	10
* Alphatec Holdings Inc.	3,702	10
* Pozen Inc.	1,908	10
* Cynosure Inc. Class A	710	10
* LCA-Vision Inc.	1,366	10
* Affymax Inc.	1,499	10
* Cutera Inc.	985	10
Maxygen Inc.	2,274	10
* Codexis Inc.	872	9
* Celldex Therapeutics Inc.	2,328	9
* Stereotaxis Inc.	2,284	9
* Omeros Corp.	1,375	9
* BioCryst Pharmaceuticals Inc.	1,997	9
* Synta Pharmaceuticals Corp.	1,543	9
* Idenix Pharmaceuticals Inc.	2,469	8
* Nymox Pharmaceutical Corp.	1,280	8
* StemCells Inc.	8,918	8
* Medical Action Industries Inc.	991	8
* CardioNet Inc.	1,669	8
* Corcept Therapeutics Inc.	2,150	8
* Inhibitex Inc.	3,403	8
* Rochester Medical Corp.	749	8
* Alliance HealthCare Services Inc.	1,901	8
* Somaxon Pharmaceuticals Inc.	2,530	8
* Osiris Therapeutics Inc.	1,163	8
* Allied Healthcare International Inc.	3,120	8
* Antares Pharma Inc.	4,873	8
* Albany Molecular Research Inc.	1,632	7
* Biospecifics Technologies Corp.	274	7
* CytRx Corp.	7,550	7
MedQuist Inc.	782	7
* Anacor Pharmaceuticals Inc.	873	7
* Orexigen Therapeutics Inc.	2,100	7
* Inovio Pharmaceuticals Inc.	5,547	7
* Neuralstem Inc.	3,183	7
* Hansen Medical Inc.	2,939	6
* Aegerion Pharmaceuticals Inc.	397	6
* Infinity Pharmaceuticals Inc.	1,004	6
* PDI Inc.	668	6
* Cumberland Pharmaceuticals Inc.	929	6

22

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* Pure Bioscience	2,786	5
* Cytokinetics Inc.	3,211	5
* MELA Sciences Inc.	1,898	5
* Lannett Co. Inc.	880	5
National Research Corp.	133	4
* ePocrates Inc.	200	4
* Nanosphere Inc.	1,281	4
* DynaVox Inc. Class A	705	4
* Alexza Pharmaceuticals Inc.	3,285	4
* Alimera Sciences Inc.	493	4
* Aoxing Pharmaceutical Co. Inc.	1,817	4
* Transcept Pharmaceuticals Inc.	403	4
* Sucampo Pharmaceuticals Inc. Class A	831	4
* Caraco Pharmaceutical Laboratories Ltd.	647	3
* Complete Genomics Inc.	452	3
* Neostem Inc.	2,310	3
* Cornerstone Therapeutics Inc.	591	3
* NeurogesX Inc.	830	3
* Biodel Inc.	1,392	3
* Anthera Pharmaceuticals Inc.	448	2
* Acura Pharmaceuticals Inc.	691	2
* NuPathe Inc.	286	2
* Zogenix Inc.	516	2
* AspenBio Pharma Inc.	2,208	1
		10,689
Industrials (15.3%)
Nordson Corp.	2,429	265
Acuity Brands Inc.	3,097	175
* GrafTech International Ltd.	8,572	172
* Esterline Technologies Corp.	2,124	152
* Alaska Air Group Inc.	2,546	151
* Clean Harbors Inc.	1,643	151
* EMCOR Group Inc.	4,721	150
CLARCOR Inc.	3,591	148
* Moog Inc. Class A	3,230	147
* Genesee & Wyoming Inc. Class A	2,760	144
Woodward Inc.	4,338	143
Actuant Corp. Class A	4,835	137
* Teledyne Technologies Inc.	2,579	135
* United Rentals Inc.	4,303	133
* Hexcel Corp.	6,908	128
Watsco Inc.	1,981	128
* Atlas Air Worldwide Holdings Inc.	1,838	125
Brady Corp. Class A	3,477	124
* EnerSys	3,437	122
Belden Inc.	3,328	122
Curtiss-Wright Corp.	3,265	120
* ArvinMeritor Inc.	6,697	120
Robbins & Myers Inc.	2,745	117
* United Stationers Inc.	1,723	116
HEICO Corp.	2,089	116
* Avis Budget Group Inc.	7,309	112
* Geo Group Inc.	4,347	111
Herman Miller Inc.	4,055	109

23

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* Dollar Thrifty Automotive Group Inc.	2,039	108
* Middleby Corp.	1,182	106
Brink's Co.	3,410	105
AO Smith Corp.	2,588	105
* Tetra Tech Inc.	4,393	103
Triumph Group Inc.	1,188	103
HNI Corp.	3,219	102
* JetBlue Airways Corp.	17,369	99
* US Airways Group Inc.	11,482	99
ABM Industries Inc.	3,696	98
Corporate Executive Board Co.	2,439	98
Applied Industrial Technologies Inc.	3,014	97
* American Superconductor Corp.	3,606	96
Kaydon Corp.	2,381	93
Deluxe Corp.	3,654	93
* HUB Group Inc. Class A	2,659	93
* Chart Industries Inc.	2,042	93
* Old Dominion Freight Line Inc.	2,974	92
* II-VI Inc.	1,786	91
Mueller Industries Inc.	2,683	91
* Polypore International Inc.	1,549	91
Rollins Inc.	4,583	90
* CoStar Group Inc.	1,473	83
Healthcare Services Group Inc.	4,675	83
Watts Water Technologies Inc. Class A	2,087	82
Simpson Manufacturing Co. Inc.	2,803	81
Knight Transportation Inc.	4,232	79
* AAR Corp.	2,778	76
* Korn/Ferry International	3,275	75
Barnes Group Inc.	3,490	74
* Orbital Sciences Corp.	4,102	73
* Insituform Technologies Inc. Class A	2,794	72
Werner Enterprises Inc.	3,064	72
ESCO Technologies Inc.	1,883	72
Briggs & Stratton Corp.	3,564	72
Granite Construction Inc.	2,483	71
* Acacia Research - Acacia Technologies	2,404	70
Franklin Electric Co. Inc.	1,656	70
* AirTran Holdings Inc.	9,629	70
* MasTec Inc.	3,774	70
* GeoEye Inc.	1,571	70
* Ceradyne Inc.	1,810	69
Knoll Inc.	3,346	69
* Beacon Roofing Supply Inc.	3,243	69
Mine Safety Appliances Co.	1,889	68
Skywest Inc.	3,982	66
Resources Connection Inc.	3,298	64
* 3D Systems Corp.	1,296	63
* DigitalGlobe Inc.	1,964	63
Lindsay Corp.	889	63
Raven Industries Inc.	1,155	63
Forward Air Corp.	2,063	61
* Ladish Co. Inc.	1,118	61
Titan International Inc.	2,512	60

24

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
American Science & Engineering Inc.	640	60
Interface Inc. Class A	3,593	60
Heartland Express Inc.	3,590	60
* Mobile Mini Inc.	2,590	59
* Amerco Inc.	609	59
Kaman Corp.	1,845	59
* EnPro Industries Inc.	1,464	58
Unifirst Corp.	1,003	57
Cubic Corp.	1,121	56
* Advisory Board Co.	1,101	56
* RBC Bearings Inc.	1,546	56
* SYKES Enterprises Inc.	2,939	55
Tennant Co.	1,344	55
Seaboard Corp.	23	53
Steelcase Inc. Class A	5,453	53
* Blount International Inc.	3,405	52
* Interline Brands Inc.	2,348	51
NACCO Industries Inc. Class A	412	51
* SFN Group Inc.	3,696	51
Quanex Building Products Corp.	2,695	51
* TrueBlue Inc.	3,138	51
* Wabash National Corp.	4,863	51
* A123 Systems Inc.	5,170	49
* Astec Industries Inc.	1,413	49
CIRCOR International Inc.	1,215	48
* RSC Holdings Inc.	3,504	48
Albany International Corp.	1,946	47
Universal Forest Products Inc.	1,378	47
McGrath Rentcorp	1,702	47
* Layne Christensen Co.	1,392	46
Administaff Inc.	1,549	46
Ameron International Corp.	656	46
Tutor Perini Corp.	1,899	45
Allegiant Travel Co. Class A	1,082	45
Mueller Water Products Inc. Class A	10,997	45
Aircastle Ltd.	3,613	44
* Huron Consulting Group Inc.	1,567	44
* Dycom Industries Inc.	2,501	43
National Presto Industries Inc.	341	43
G&K Services Inc. Class A	1,321	43
Arkansas Best Corp.	1,801	43
* Rush Enterprises Inc. Class A	2,270	43
Badger Meter Inc.	1,067	42
EnergySolutions Inc.	6,301	42
TAL International Group Inc.	1,191	42
* Altra Holdings Inc.	1,908	41
* Kelly Services Inc. Class A	1,883	40
* Kforce Inc.	2,188	39
* Exponent Inc.	986	39
* Griffon Corp.	3,188	38
* Greenbrier Cos. Inc.	1,525	38
John Bean Technologies Corp.	2,004	38
* Colfax Corp.	1,712	38
AZZ Inc.	884	38

25

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* Consolidated Graphics Inc.	663	36
Comfort Systems USA Inc.	2,706	36
* Team Inc.	1,349	35
* Aerovironment Inc.	1,177	34
Tredegar Corp.	1,746	34
Heidrick & Struggles International Inc.	1,244	34
* Navigant Consulting Inc.	3,602	34
Viad Corp.	1,463	34
* ACCO Brands Corp.	3,901	33
* Trex Co. Inc.	1,100	33
Great Lakes Dredge & Dock Corp.	4,169	33
Gorman-Rupp Co.	867	32
Sun Hydraulics Corp.	889	32
* MYR Group Inc.	1,416	32
Cascade Corp.	646	32
Encore Wire Corp.	1,317	31
* H&E Equipment Services Inc.	1,970	31
* LB Foster Co. Class A	725	30
Standex International Corp.	888	30
* Air Transport Services Group Inc.	3,854	30
Ennis Inc.	1,843	30
* Satcon Technology Corp.	8,224	30
Federal Signal Corp.	4,432	29
* ICF International Inc.	1,218	28
* Commercial Vehicle Group Inc.	1,743	27
Apogee Enterprises Inc.	1,999	27
* On Assignment Inc.	2,593	27
* EnerNOC Inc.	1,402	27
AAON Inc.	880	27
* Dolan Co.	2,157	27
* Capstone Turbine Corp.	17,120	26
* Force Protection Inc.	5,002	25
* Generac Holdings Inc.	1,375	25
* Sauer-Danfoss Inc.	823	25
* RailAmerica Inc.	1,645	25
* Genco Shipping & Trading Ltd.	2,019	25
* Hawaiian Holdings Inc.	3,685	24
Dynamic Materials Corp.	923	24
Textainer Group Holdings Ltd.	676	24
FreightCar America Inc.	849	24
* Titan Machinery Inc.	927	24
* Orion Marine Group Inc.	1,913	24
* Powell Industries Inc.	629	24
* Columbus McKinnon Corp.	1,361	23
* Kratos Defense & Security Solutions Inc.	1,629	23
Marten Transport Ltd.	1,096	23
* Gibraltar Industries Inc.	2,154	23
* American Reprographics Co.	2,619	23
* Kadant Inc.	884	23
* PMFG Inc.	1,233	23
* Trimas Corp.	1,068	22
US Ecology Inc.	1,303	22
* Cenveo Inc.	3,917	22
* Republic Airways Holdings Inc.	3,430	22

26

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* GenCorp Inc.	4,164	22
Vicor Corp.	1,389	21
* Celadon Group Inc.	1,421	21
* School Specialty Inc.	1,342	21
* CRA International Inc.	786	20
* Standard Parking Corp.	1,104	20
* NCI Building Systems Inc.	1,393	20
Twin Disc Inc.	597	19
* Furmanite Corp.	2,615	19
* M&F Worldwide Corp.	756	19
* Herley Industries Inc.	967	18
* Eagle Bulk Shipping Inc.	4,423	18
* Advanced Battery Technologies Inc.	4,683	18
* Michael Baker Corp.	563	18
* CBIZ Inc.	2,485	18
* Saia Inc.	1,130	17
* Metalico Inc.	2,671	17
Houston Wire & Cable Co.	1,263	17
* Ener1 Inc.	4,580	17
* Taser International Inc.	4,455	17
Ducommun Inc.	746	17
* CAI International Inc.	763	16
Ampco-Pittsburgh Corp.	607	16
Kimball International Inc. Class B	2,230	16
* Tecumseh Products Co. Class A	1,315	16
* Northwest Pipe Co.	657	16
* Mistras Group Inc.	1,027	15
Insteel Industries Inc.	1,251	15
* Hudson Highland Group Inc.	2,290	15
* Sterling Construction Co. Inc.	1,146	15
Graham Corp.	701	15
Multi-Color Corp.	801	15
* Excel Maritime Carriers Ltd. Class A	2,835	15
Aceto Corp.	1,809	14
* Astronics Corp.	665	14
Schawk Inc. Class A	790	14
* Innerworkings Inc.	1,700	14
* Higher One Holdings Inc.	739	14
* LaBarge Inc.	885	14
* Pacer International Inc.	2,494	14
* American Railcar Industries Inc.	670	14
Alamo Group Inc.	462	13
* FuelCell Energy Inc.	7,660	13
* Flow International Corp.	3,350	13
Primoris Services Corp.	1,560	13
* APAC Customer Services Inc.	2,270	13
CDI Corp.	893	13
* Casella Waste Systems Inc. Class A	1,781	13
American Woodmark Corp.	646	13
* DXP Enterprises Inc.	589	13
* Park-Ohio Holdings Corp.	559	12
Douglas Dynamics Inc.	769	12
* GP Strategies Corp.	1,055	12
Miller Industries Inc.	724	12

27

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
Met-Pro Corp.	1,047	12
SeaCube Container Leasing Ltd.	783	12
* Xerium Technologies Inc.	537	12
* Pike Electric Corp.	1,177	11
* LMI Aerospace Inc.	633	11
Baltic Trading Ltd.	1,185	11
Preformed Line Products Co.	157	11
* Lydall Inc.	1,243	11
* Keyw Holding Corp.	764	11
* Roadrunner Transportation Systems Inc.	770	11
Courier Corp.	742	11
* Broadwind Energy Inc.	6,615	11
LSI Industries Inc.	1,360	11
* Energy Recovery Inc.	2,992	10
International Shipholding Corp.	410	10
Horizon Lines Inc. Class A	2,186	10
* PowerSecure International Inc.	1,330	10
* Fuel Tech Inc.	1,303	10
* Hill International Inc.	1,758	9
* Ameresco Inc. Class A	637	9
* Ultrapetrol Bahamas Ltd.	1,622	9
VSE Corp.	303	8
* UQM Technologies Inc.	2,645	8
* Patriot Transportation Holding Inc.	315	8
Barrett Business Services Inc.	536	8
* Pinnacle Airlines Corp.	1,284	8
* Builders FirstSource Inc.	3,137	7
* Franklin Covey Co.	907	7
* USA Truck Inc.	543	7
Lawson Products Inc.	280	7
* Quality Distribution Inc.	649	7
* Universal Truckload Services Inc.	404	6
* Global Defense Technology & Systems Inc.	359	6
* Argan Inc.	582	5
* Applied Energetics Inc.	5,830	5
Standard Register Co.	1,345	5
* Coleman Cable Inc.	597	4
* PAM Transportation Services Inc.	346	4
* United Capital Corp.	132	4
* PGT Inc.	1,445	3
* BlueLinx Holdings Inc.	824	3
* Omega Flex Inc.	208	3
* Hoku Corp.	1,287	3
Compx International Inc.	71	1
* LECG Corp.	1,937	—
		13,582
Information Technology (19.2%)
* Riverbed Technology Inc.	9,507	393
* TIBCO Software Inc.	11,828	291
* VeriFone Systems Inc.	6,083	276
* Rackspace Hosting Inc.	6,903	255
* Acme Packet Inc.	3,335	251
* Finisar Corp.	5,790	238
ADTRAN Inc.	4,425	201

28

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* Ariba Inc.	6,399	198
* Parametric Technology Corp.	8,264	196
Jack Henry & Associates Inc.	6,075	194
* Netlogic Microsystems Inc.	4,458	185
* Aruba Networks Inc.	5,492	167
* SuccessFactors Inc.	4,479	161
* TriQuint Semiconductor Inc.	11,049	157
InterDigital Inc.	3,131	149
* Concur Technologies Inc.	2,865	149
* RF Micro Devices Inc.	19,109	143
Anixter International Inc.	1,999	143
* Wright Express Corp.	2,762	141
* Progress Software Corp.	4,766	140
* Veeco Instruments Inc.	2,886	137
* Cavium Networks Inc.	3,158	136
* Microsemi Corp.	5,910	130
* CACI International Inc. Class A	2,152	128
* Fortinet Inc.	2,981	122
* Omnivision Technologies Inc.	3,962	121
* Mentor Graphics Corp.	7,596	121
Plantronics Inc.	3,436	120
* Hittite Microwave Corp.	1,945	119
* Arris Group Inc.	9,028	119
* Cirrus Logic Inc.	4,921	115
* Quest Software Inc.	4,267	114
* Unisys Corp.	3,031	113
* CommVault Systems Inc.	3,073	112
* Coherent Inc.	1,799	111
* Cymer Inc.	2,142	108
MKS Instruments Inc.	3,566	107
* IPG Photonics Corp.	1,849	105
* Semtech Corp.	4,420	105
* Lawson Software Inc.	9,878	100
* OpenTable Inc.	1,126	100
* TTM Technologies Inc.	5,697	100
* Viasat Inc.	2,362	98
* GSI Commerce Inc.	4,722	98
* Ultimate Software Group Inc.	1,775	95
* Digital River Inc.	2,821	95
* j2 Global Communications Inc.	3,216	94
MAXIMUS Inc.	1,243	92
* JDA Software Group Inc.	3,116	92
* Taleo Corp. Class A	2,830	91
* FEI Co.	2,705	91
* Plexus Corp.	2,873	90
* Universal Display Corp.	2,144	90
* Sanmina-SCI Corp.	5,660	88
Sapient Corp.	7,337	87
* SAVVIS Inc.	2,669	87
* ValueClick Inc.	5,790	86
* Blackboard Inc.	2,431	85
Blackbaud Inc.	3,190	85
* Integrated Device Technology Inc.	10,930	85
* Benchmark Electronics Inc.	4,488	85

29

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* TiVo Inc.	8,220	85
* Acxiom Corp.	4,867	83
* Blue Coat Systems Inc.	2,962	83
* SRA International Inc. Class A	3,055	83
Fair Isaac Corp.	2,969	83
Littelfuse Inc.	1,560	82
* Netgear Inc.	2,506	82
* Cabot Microelectronics Corp.	1,682	82
* Entegris Inc.	9,350	82
* Take-Two Interactive Software Inc.	5,014	81
Cognex Corp.	2,824	79
* Terremark Worldwide Inc.	4,146	79
* Rofin-Sinar Technologies Inc.	2,012	78
* Harmonic Inc.	7,970	77
* ACI Worldwide Inc.	2,421	76
* Synaptics Inc.	2,412	71
* MicroStrategy Inc. Class A	594	71
Power Integrations Inc.	1,755	70
* Diodes Inc.	2,414	70
* Scansource Inc.	1,911	70
* Mantech International Corp. Class A	1,582	68
* Emulex Corp.	6,184	68
* Aspen Technology Inc.	4,429	67
* Stratasys Inc.	1,460	66
* Advent Software Inc.	2,246	65
* L-1 Identity Solutions Inc.	5,468	65
Earthlink Inc.	7,683	63
* Brightpoint Inc.	5,015	63
* Euronet Worldwide Inc.	3,491	63
* Tessera Technologies Inc.	3,575	62
* Oclaro Inc.	3,516	62
* Websense Inc.	2,884	62
* Checkpoint Systems Inc.	2,811	61
* Insight Enterprises Inc.	3,291	60
* STEC Inc.	2,900	59
* DG FastChannel Inc.	1,783	59
* Constant Contact Inc.	2,030	59
* Loral Space & Communications Inc.	768	58
* Brooks Automation Inc.	4,627	58
* DealerTrack Holdings Inc.	2,869	58
* Synchronoss Technologies Inc.	1,656	57
* Ebix Inc.	2,153	57
* SYNNEX Corp.	1,598	56
* DTS Inc.	1,238	56
* SolarWinds Inc.	2,487	56
* Amkor Technology Inc.	7,469	55
Comtech Telecommunications Corp.	2,030	55
* Lattice Semiconductor Corp.	8,254	55
* Netscout Systems Inc.	2,176	54
* Rogers Corp.	1,124	53
* Sourcefire Inc.	1,956	53
Heartland Payment Systems Inc.	2,693	53
* Bottomline Technologies Inc.	2,360	52
* Manhattan Associates Inc.	1,617	52

30

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
MTS Systems Corp.	1,089	50
* Infinera Corp.	6,260	50
* Electronics for Imaging Inc.	3,223	50
Syntel Inc.	937	49
* TeleTech Holdings Inc.	2,149	49
* Applied Micro Circuits Corp.	4,660	49
Micrel Inc.	3,620	49
* Kulicke & Soffa Industries Inc.	4,992	48
Black Box Corp.	1,249	48
* CSG Systems International Inc.	2,424	47
Park Electrochemical Corp.	1,464	47
Pegasystems Inc.	1,152	46
* Avid Technology Inc.	2,069	46
* Sonus Networks Inc.	14,821	45
* Tyler Technologies Inc.	2,030	45
* Volterra Semiconductor Corp.	1,764	45
* comScore Inc.	1,614	44
* Powerwave Technologies Inc.	11,994	44
* Ancestry.com Inc.	1,346	44
* Silicon Image Inc.	5,456	44
* Newport Corp.	2,611	44
* MIPS Technologies Inc. Class A	3,568	43
* OSI Systems Inc.	1,154	43
* Ixia	2,445	43
* Entropic Communications Inc.	4,629	43
* Standard Microsystems Corp.	1,596	42
* Ultratech Inc.	1,704	42
* Advanced Energy Industries Inc.	2,591	42
* Quantum Corp.	16,010	42
* GT Solar International Inc.	3,851	41
* RightNow Technologies Inc.	1,541	41
* FARO Technologies Inc.	1,149	41
* Power-One Inc.	4,972	41
* Zoran Corp.	3,648	41
* ATMI Inc.	2,242	41
* Radiant Systems Inc.	2,352	40
NIC Inc.	3,975	40
* NetSuite Inc.	1,303	39
* Intermec Inc.	3,479	39
* Mercury Computer Systems Inc.	2,046	39
* LogMeIn Inc.	1,072	39
Forrester Research Inc.	1,038	38
* Oplink Communications Inc.	1,376	37
* Kenexa Corp.	1,609	37
* Tekelec	4,863	37
United Online Inc.	6,203	37
* Cardtronics Inc.	1,919	36
* Epicor Software Corp.	3,483	36
* Monolithic Power Systems Inc.	2,303	36
* FormFactor Inc.	3,560	35
* TNS Inc.	1,855	35
* Maxwell Technologies Inc.	1,880	34
* Ceva Inc.	1,493	34
* Photronics Inc.	3,802	34

31

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* Accelrys Inc.	3,915	34
* Silicon Graphics International Corp.	2,183	34
* Hypercom Corp.	3,281	33
Opnet Technologies Inc.	946	32
EPIQ Systems Inc.	2,331	32
* Interactive Intelligence Inc.	929	32
* Measurement Specialties Inc.	1,033	32
* LivePerson Inc.	3,169	32
* Magma Design Automation Inc.	4,701	31
* LTX-Credence Corp.	3,485	31
Methode Electronics Inc.	2,650	31
iGate Corp.	1,684	31
* Sigma Designs Inc.	2,214	30
VirnetX Holding Corp.	2,509	30
* Electro Scientific Industries Inc.	1,970	30
* Sycamore Networks Inc.	1,374	29
* Vocus Inc.	1,192	29
CTS Corp.	2,419	29
* THQ Inc.	4,810	28
Daktronics Inc.	2,409	28
* Xyratex Ltd.	2,146	27
* RealPage Inc.	1,086	27
* KIT Digital Inc.	2,021	26
* Super Micro Computer Inc.	1,739	26
* Aviat Networks Inc.	4,249	26
* SMART Modular Technologies WWH Inc.	3,741	26
* Rubicon Technology Inc.	1,129	26
* Anadigics Inc.	4,643	25
* Extreme Networks	6,407	25
* Internap Network Services Corp.	3,688	25
* QLIK Technologies Inc.	952	25
Cohu Inc.	1,677	25
* RealD Inc.	1,097	25
* Rudolph Technologies Inc.	2,220	25
* Imation Corp.	2,120	24
* S1 Corp.	3,686	24
* ExlService Holdings Inc.	1,081	24
* Move Inc.	11,102	24
* IntraLinks Holdings Inc.	830	23
Cass Information Systems Inc.	599	23
* RealNetworks Inc.	5,960	23
* Nanometrics Inc.	1,269	23
* Limelight Networks Inc.	3,263	23
* Wave Systems Corp. Class A	5,701	22
* Anaren Inc.	1,046	22
* ModusLink Global Solutions Inc.	3,153	22
* ShoreTel Inc.	3,204	22
* Knot Inc.	2,142	22
* IXYS Corp.	1,711	21
* Monotype Imaging Holdings Inc.	1,585	21
* EMS Technologies Inc.	1,090	21
* Kopin Corp.	4,742	21
* Ciber Inc.	4,436	21
* Echelon Corp.	2,348	21

32

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* Infospace Inc.	2,551	21
* Spansion Inc. Class A	970	20
* Axcelis Technologies Inc.	7,416	20
* Fabrinet	696	20
* Smith Micro Software Inc.	2,167	20
* Intevac Inc.	1,586	20
* Multi-Fineline Electronix Inc.	697	20
* NVE Corp.	334	20
* Digi International Inc.	1,775	20
* BroadSoft Inc.	533	19
Electro Rent Corp.	1,174	19
* Perficient Inc.	1,511	19
* Seachange International Inc.	1,982	19
* Cray Inc.	2,526	19
* support.com Inc.	3,322	19
* SS&C Technologies Holdings Inc.	941	18
* Pericom Semiconductor Corp.	1,804	18
* Integrated Silicon Solution Inc.	1,844	18
* Zygo Corp.	1,243	18
Pulse Electronics Corp.	2,936	18
* DemandTec Inc.	1,360	18
* Symmetricom Inc.	3,123	18
* Mindspeed Technologies Inc.	2,273	18
* VASCO Data Security International Inc.	1,918	17
* UTStarcom Inc.	8,323	17
* Exar Corp.	2,569	17
* Dice Holdings Inc.	1,198	16
* AXT Inc.	2,207	16
* MoneyGram International Inc.	5,924	16
* Virtusa Corp.	964	16
* Ultra Clean Holdings	1,540	16
* Globecomm Systems Inc.	1,526	16
Bel Fuse Inc. Class B	742	16
* Liquidity Services Inc.	1,007	16
* Supertex Inc.	699	16
* KVH Industries Inc.	1,083	16
Keynote Systems Inc.	897	16
* PROS Holdings Inc.	1,378	16
* Lionbridge Technologies Inc.	4,242	16
* QuinStreet Inc.	715	16
* Travelzoo Inc.	393	16
* Actuate Corp.	3,228	15
* LoopNet Inc.	1,292	15
* Integral Systems Inc.	1,246	15
* Energy Conversion Devices Inc.	3,782	15
* Gerber Scientific Inc.	1,794	15
* Zix Corp.	3,972	15
* Digimarc Corp.	480	14
* Radisys Corp.	1,713	14
* Immersion Corp.	2,004	14
* Saba Software Inc.	1,996	14
* Calix Inc.	787	14
* TeleCommunication Systems Inc. Class A	3,229	14
* Conexant Systems Inc.	5,786	14

33

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
Richardson Electronics Ltd.	1,032	13
* Openwave Systems Inc.	5,985	13
* Novatel Wireless Inc.	2,225	13
* Opnext Inc.	3,130	13
* DSP Group Inc.	1,652	13
* Advanced Analogic Technologies Inc.	3,073	13
* GSI Technology Inc.	1,378	13
* Spectrum Control Inc.	908	13
* MoSys Inc.	2,254	13
* Online Resources Corp.	1,922	13
Marchex Inc. Class B	1,381	12
* Global Cash Access Holdings Inc.	3,605	12
* Computer Task Group Inc.	1,057	12
* Inphi Corp.	486	12
* Microvision Inc.	6,811	11
* PDF Solutions Inc.	1,626	11
* X-Rite Inc.	2,401	11
* Rosetta Stone Inc.	745	11
* NCI Inc. Class A	480	11
* FSI International Inc.	2,764	11
American Software Inc. Class A	1,587	11
* FalconStor Software Inc.	2,153	11
* PC-Tel Inc.	1,388	10
* Rimage Corp.	692	10
* Deltek Inc.	1,421	10
Stamps.com Inc.	767	10
Renaissance Learning Inc.	947	10
* PLX Technology Inc.	2,701	10
DDi Corp.	951	10
* BigBand Networks Inc.	3,648	10
* Comverge Inc.	1,836	9
* Echo Global Logistics Inc.	774	9
* Mattson Technology Inc.	3,461	9
* Meru Networks Inc.	396	8
* TechTarget Inc.	936	8
* Network Equipment Technologies Inc.	2,078	8
* ePlus Inc.	264	8
* SRS Labs Inc.	814	7
* Hackett Group Inc.	1,973	7
* Viasystems Group Inc.	297	7
* Guidance Software Inc.	920	7
* Envestnet Inc.	533	7
* Trident Microsystems Inc.	4,910	7
* TeleNav Inc.	556	6
* Agilysys Inc.	1,227	6
* CDC Corp. Class A	2,048	6
* Tier Technologies Inc. Class B	955	6
* Local.com Corp.	1,467	6
* Motricity Inc.	366	6
* Network Engines Inc.	2,709	6
* PC Connection Inc.	659	6
* Mediamind Technologies Inc.	408	6
* Hutchinson Technology Inc.	1,757	6
* SPS Commerce Inc.	355	6

34

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* MaxLinear Inc.	516	5
* Evergreen Solar Inc.	2,412	5
* Alpha & Omega Semiconductor Ltd.	383	5
* Presstek Inc.	2,064	5
Tessco Technologies Inc.	377	5
* Convio Inc.	445	5
* QAD Inc. Class A	482	4
* Ikanos Communications Inc.	2,753	4
* Stream Global Services Inc.	278	1
* Demand Media Inc.	35	1
		17,028
Materials (5.6%)
* Hecla Mining Co.	19,792	201
* Solutia Inc.	8,640	200
* Coeur d'Alene Mines Corp.	6,268	197
* WR Grace & Co.	5,174	197
Rock-Tenn Co. Class A	2,773	190
* Rockwood Holdings Inc.	3,710	173
* Allied Nevada Gold Corp.	5,330	162
* Thompson Creek Metals Co. Inc.	11,698	154
Silgan Holdings Inc.	3,842	140
Sensient Technologies Corp.	3,525	118
Olin Corp.	5,615	104
Globe Specialty Metals Inc.	4,365	102
* Ferro Corp.	6,132	98
* Louisiana-Pacific Corp.	9,027	93
* PolyOne Corp.	6,603	92
* Molycorp Inc.	1,824	87
Minerals Technologies Inc.	1,338	87
NewMarket Corp.	677	87
Worthington Industries Inc.	4,022	78
* OM Group Inc.	2,197	77
* Century Aluminum Co.	4,538	77
* Georgia Gulf Corp.	2,401	77
* Stillwater Mining Co.	3,165	76
HB Fuller Co.	3,482	75
Buckeye Technologies Inc.	2,794	73
Balchem Corp.	2,007	72
Schweitzer-Mauduit International Inc.	1,307	72
Westlake Chemical Corp.	1,399	67
Innophos Holdings Inc.	1,524	65
* Clearwater Paper Corp.	817	65
* Brush Engineered Materials Inc.	1,444	63
* RTI International Metals Inc.	2,141	61
Texas Industries Inc.	1,480	60
Koppers Holdings Inc.	1,463	59
* Golden Star Resources Ltd.	18,356	58
Arch Chemicals Inc.	1,609	58
* Calgon Carbon Corp.	3,999	56
Kaiser Aluminum Corp.	1,081	55
AMCOL International Corp.	1,697	53
* US Gold Corp.	7,063	51
* Horsehead Holding Corp.	3,085	51
A Schulman Inc.	2,242	50

35

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* KapStone Paper and Packaging Corp.	2,720	47
Deltic Timber Corp.	764	46
Boise Inc.	4,990	45
Haynes International Inc.	864	45
* Graphic Packaging Holding Co.	7,991	42
PH Glatfelter Co.	3,259	40
Stepan Co.	555	39
* LSB Industries Inc.	1,218	37
* STR Holdings Inc.	2,019	37
* Jaguar Mining Inc.	5,985	32
Quaker Chemical Corp.	794	31
* Zoltek Cos. Inc.	1,977	29
Wausau Paper Corp.	3,490	28
* Kraton Performance Polymers Inc.	800	27
* General Moly Inc.	4,913	26
Myers Industries Inc.	2,513	25
Zep Inc.	1,544	24
* Capital Gold Corp.	4,358	24
Hawkins Inc.	617	24
* Omnova Solutions Inc.	3,178	22
* Headwaters Inc.	4,298	22
* Graham Packaging Co. Inc.	1,220	21
* AM Castle & Co.	1,188	20
Neenah Paper Inc.	1,047	20
* Senomyx Inc.	2,748	20
* Spartech Corp.	2,200	19
Olympic Steel Inc.	649	17
* Universal Stainless & Alloy	482	17
* Noranda Aluminum Holding Corp.	967	15
* TPC Group Inc.	503	15
* US Energy Corp. Wyoming	1,912	12
* Metals USA Holdings Corp.	817	12
American Vanguard Corp.	1,457	12
* Landec Corp.	1,892	12
* AEP Industries Inc.	303	8
KMG Chemicals Inc.	423	8
* United States Lime & Minerals Inc.	179	7
* Verso Paper Corp.	1,105	6
NL Industries Inc.	470	6
		4,970
Telecommunication Services (0.8%)
AboveNet Inc.	1,603	104
* Cogent Communications Group Inc.	3,193	47
NTELOS Holdings Corp.	2,093	41
* Neutral Tandem Inc.	2,352	40
* Hughes Communications Inc.	634	38
* Cincinnati Bell Inc.	14,320	38
* General Communication Inc. Class A	2,919	35
* Vonage Holdings Corp.	7,855	35
* PAETEC Holding Corp.	8,963	34
* Global Crossing Ltd.	2,147	34
Consolidated Communications Holdings Inc.	1,773	32
Alaska Communications Systems Group Inc.	3,172	32
Shenandoah Telecommunications Co.	1,690	30

36

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
* Premiere Global Services Inc.	4,273	29
* Cbeyond Inc.	1,909	27
IDT Corp. Class B	1,007	26
Atlantic Tele-Network Inc.	663	26
USA Mobility Inc.	1,576	24
* Iridium Communications Inc.	2,426	23
* ICO Global Communications Holdings Ltd.	6,727	15
* FiberTower Corp.	3,568	12
* Globalstar Inc.	4,827	6
		728
Utilities (3.0%)
Nicor Inc.	3,223	170
Piedmont Natural Gas Co. Inc.	5,108	150
Cleco Corp.	4,320	140
WGL Holdings Inc.	3,606	137
IDACORP Inc.	3,424	129
Southwest Gas Corp.	3,230	126
Portland General Electric Co.	5,359	126
New Jersey Resources Corp.	2,940	123
South Jersey Industries Inc.	2,127	117
UIL Holdings Corp.	3,590	110
Unisource Energy Corp.	2,568	94
Northwest Natural Gas Co.	1,891	89
* El Paso Electric Co.	3,116	88
Avista Corp.	3,909	87
Black Hills Corp.	2,789	86
Allete Inc.	2,213	84
PNM Resources Inc.	6,170	82
NorthWestern Corp.	2,576	77
MGE Energy Inc.	1,646	67
Empire District Electric Co.	2,857	62
Laclede Group Inc.	1,586	62
Otter Tail Corp.	2,558	58
CH Energy Group Inc.	1,126	55
California Water Service Group	1,402	49
American States Water Co.	1,321	44
* Dynegy Inc. Class A	7,300	42
Chesapeake Utilities Corp.	673	27
SJW Corp.	922	23
Middlesex Water Co.	1,089	20
Central Vermont Public Service Corp.	934	20
Unitil Corp.	773	18
Connecticut Water Service Inc.	606	15
York Water Co.	897	15
Consolidated Water Co. Ltd.	1,045	11
* Cadiz Inc.	875	11
Artesian Resources Corp. Class A	463	9
* American DG Energy Inc.	1,415	3
		2,626
Total Common Stocks (Cost $83,153)		88,172

37

Vanguard® Russell 2000 Index Fund

		Market
		Value
	Shares	($000)
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
2 Vanguard Market Liquidity Fund, 0.213%	468,145	468

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.1%)
3,4 Fannie Mae Discount Notes, 0.230%, 4/20/11	100	100
Total Temporary Cash Investments (Cost $568)		568
Total Investments (100.2%) (Cost $83,721)		88,740
Other Assets and Liabilities - Net(-0.2%)		(144)
Net Assets (100%)		88,596

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7- day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

38

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments
As of February 28, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (9.6%)
Rent-A-Center Inc.	677	22
* Vail Resorts Inc.	372	18
Dillard's Inc. Class A	423	18
* Saks Inc.	1,381	17
* Iconix Brand Group Inc.	735	16
* Live Nation Entertainment Inc.	1,440	15
Men's Wearhouse Inc.	535	14
* Gaylord Entertainment Co.	365	13
* Orient-Express Hotels Ltd. Class A	1,037	13
Cinemark Holdings Inc.	600	12
Jones Group Inc.	894	12
* Cabela's Inc.	424	12
Regis Corp.	606	11
Bob Evans Farms Inc.	321	10
* Ruby Tuesday Inc.	680	9
* Helen of Troy Ltd.	323	9
* Genesco Inc.	228	9
* Meritage Homes Corp.	338	9
Group 1 Automotive Inc.	202	9
American Greetings Corp. Class A	391	9
Scholastic Corp.	267	8
Ryland Group Inc.	464	8
* Pinnacle Entertainment Inc.	600	8
* OfficeMax Inc.	571	8
Columbia Sportswear Co.	120	8
* Modine Manufacturing Co.	488	7
* Exide Technologies	602	7
PEP Boys-Manny Moe & Jack	553	7
Stage Stores Inc.	378	7
Finish Line Inc. Class A	376	7
Stewart Enterprises Inc. Class A	858	7
* Ascent Media Corp. Class A	151	6
* Boyd Gaming Corp.	569	6
* Biglari Holdings Inc.	14	6
* Penske Automotive Group Inc.	290	6
* Quiksilver Inc.	1,366	6
Sinclair Broadcast Group Inc. Class A	442	6

39

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
Fred's Inc. Class A	414	6
* Jakks Pacific Inc.	294	6
Barnes & Noble Inc.	407	5
Callaway Golf Co.	679	5
Sonic Automotive Inc. Class A	354	5
* Collective Brands Inc.	216	5
* La-Z-Boy Inc.	484	5
* Timberland Co. Class A	124	5
* RC2 Corp.	208	5
* Standard Pacific Corp.	1,127	5
Churchill Downs Inc.	101	4
* Domino's Pizza Inc.	245	4
* Charming Shoppes Inc.	1,222	4
* Red Robin Gourmet Burgers Inc.	164	4
Ethan Allen Interiors Inc.	171	4
* Mediacom Communications Corp. Class A	422	4
* Beazer Homes USA Inc.	787	4
Superior Industries International Inc.	184	4
* Libbey Inc.	206	4
* Core-Mark Holding Co. Inc.	98	3
* EW Scripps Co. Class A	334	3
* Pacific Sunwear of California Inc.	700	3
Lithia Motors Inc. Class A	205	3
* Scientific Games Corp. Class A	337	3
Drew Industries Inc.	126	3
* Perry Ellis International Inc.	99	3
Marcus Corp.	215	3
* Unifi Inc.	144	3
* Dex One Corp.	494	3
* M/I Homes Inc.	195	3
* Universal Electronics Inc.	90	2
* Journal Communications Inc. Class A	384	2
* Movado Group Inc.	164	2
Brown Shoe Co. Inc.	145	2
* Cavco Industries Inc.	55	2
* Hovnanian Enterprises Inc. Class A	549	2
Haverty Furniture Cos. Inc.	168	2
Spartan Motors Inc.	347	2
* MarineMax Inc.	233	2
* Dana Holding Corp.	111	2
* Shoe Carnival Inc.	79	2
* Furniture Brands International Inc.	460	2
Mac-Gray Corp.	123	2
* Warner Music Group Corp.	326	2
* Life Time Fitness Inc.	50	2
Speedway Motorsports Inc.	131	2
Standard Motor Products Inc.	159	2
* Fisher Communications Inc.	69	2
* New York & Co. Inc.	248	2
* CKX Inc.	486	2
* LIN TV Corp. Class A	278	2
Bebe Stores Inc.	279	2
* Arctic Cat Inc.	128	2
* West Marine Inc.	153	2

40

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
Hooker Furniture Corp.	114	2
* Audiovox Corp. Class A	183	2
* Brookfield Homes Corp.	100	2
HOT Topic Inc.	272	1
* Tuesday Morning Corp.	311	1
Skyline Corp.	72	1
* Isle of Capri Casinos Inc.	154	1
Blyth Inc.	41	1
* Multimedia Games Inc.	255	1
* Papa John's International Inc.	48	1
Stein Mart Inc.	169	1
* Vera Bradley Inc.	40	1
* AH Belo Corp. Class A	190	1
CSS Industries Inc.	78	1
* K-Swiss Inc. Class A	136	1
* Childrens Place Retail Stores Inc.	29	1
* Morgans Hotel Group Co.	148	1
* Steinway Musical Instruments Inc.	60	1
* America's Car-Mart Inc.	52	1
Gaiam Inc. Class A	168	1
* Media General Inc. Class A	184	1
* Lions Gate Entertainment Corp.	205	1
* Bon-Ton Stores Inc.	80	1
* Sally Beauty Holdings Inc.	93	1
* Build-A-Bear Workshop Inc.	182	1
* O'Charleys Inc.	189	1
* Ascena Retail Group Inc.	38	1
* Lifetime Brands Inc.	98	1
* 99 Cents Only Stores	70	1
* Wet Seal Inc. Class A	289	1
* Gray Television Inc.	511	1
* Red Lion Hotels Corp.	127	1
Christopher & Banks Corp.	166	1
Weyco Group Inc.	39	1
* Kid Brands Inc.	106	1
Outdoor Channel Holdings Inc.	124	1
* Select Comfort Corp.	86	1
* McCormick & Schmick's Seafood Restaurants Inc.	93	1
* Jack in the Box Inc.	42	1
* Cumulus Media Inc. Class A	185	1
* Sealy Corp.	313	1
Cracker Barrel Old Country Store Inc.	18	1
* Delta Apparel Inc.	57	1
* AFC Enterprises Inc.	50	1
* Radio One Inc.	330	1
* Kenneth Cole Productions Inc. Class A	55	1
* Monarch Casino & Resort Inc.	68	1
* Johnson Outdoors Inc. Class A	46	1
* 1-800-Flowers.com Inc. Class A	259	1
* LodgeNet Interactive Corp.	183	1
* Bluegreen Corp.	151	1
* Nexstar Broadcasting Group Inc. Class A	91	1
* Conn's Inc.	142	1
* Talbots Inc.	94	1

41

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
PRIMEDIA Inc.	123	1
* Entercom Communications Corp. Class A	42	1
Buckle Inc.	14	1
* Crown Media Holdings Inc. Class A	213	1
* Bravo Brio Restaurant Group Inc.	30	1
Books-A-Million Inc.	74	—
* Gordmans Stores Inc.	28	—
* Playboy Enterprises Inc. Class B	68	—
World Wrestling Entertainment Inc. Class A	32	—
* Body Central Corp.	24	—
* Knology Inc.	27	—
* American Apparel Inc.	303	—
* Carmike Cinemas Inc.	48	—
Shiloh Industries Inc.	28	—
* Tower International Inc.	17	—
* Systemax Inc.	19	—
* Leapfrog Enterprises Inc.	59	—
* Fuel Systems Solutions Inc.	8	—
* Casual Male Retail Group Inc.	49	—
Big 5 Sporting Goods Corp.	14	—
* Global Sources Ltd.	16	—
* Smith & Wesson Holding Corp.	37	—
* Cambium Learning Group Inc.	25	—
* Beasley Broadcasting Group Inc. Class A	12	—
		606
Consumer Staples (3.0%)
* TreeHouse Foods Inc.	356	19
* Hain Celestial Group Inc.	448	13
Fresh Del Monte Produce Inc.	418	12
Universal Corp.	255	11
Casey's General Stores Inc.	243	10
Andersons Inc.	194	9
* Chiquita Brands International Inc.	473	8
Ruddick Corp.	221	8
* Elizabeth Arden Inc.	256	7
* Rite Aid Corp.	5,431	7
* Dole Food Co. Inc.	379	6
* Spectrum Brands Holdings Inc.	192	6
Nash Finch Co.	133	5
* Central Garden and Pet Co. Class A	544	5
* Prestige Brands Holdings Inc.	441	5
Weis Markets Inc.	116	5
* Fresh Market Inc.	106	4
* Winn-Dixie Stores Inc.	581	4
* Darling International Inc.	285	4
Spartan Stores Inc.	237	4
* Pantry Inc.	221	3
* Alliance One International Inc.	939	3
B&G Foods Inc. Class A	224	3
Vector Group Ltd.	163	3
Ingles Markets Inc. Class A	132	3
* Seneca Foods Corp. Class A	88	2
* Pilgrim's Pride Corp.	288	2
* Smart Balance Inc.	357	2

42

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
* Nutraceutical International Corp.	98	1
Imperial Sugar Co.	128	1
Sanderson Farms Inc.	26	1
* John B. Sanfilippo & Son Inc.	83	1
Village Super Market Inc. Class A	33	1
* Susser Holdings Corp.	66	1
Oil-Dri Corp. of America	45	1
MGP Ingredients Inc.	98	1
Farmer Bros Co.	67	1
* Revlon Inc. Class A	57	1
Griffin Land & Nurseries Inc.	25	1
Schiff Nutrition International Inc.	88	1
Tootsie Roll Industries Inc.	24	1
Alico Inc.	25	1
* Primo Water Corp.	44	1
* Harbinger Group Inc.	96	1
Cal-Maine Foods Inc.	14	—
WD-40 Co.	9	—
J&J Snack Foods Corp.	8	—
		189
Energy (8.4%)
Berry Petroleum Co. Class A	527	27
* Complete Production Services Inc.	811	23
* Patriot Coal Corp.	804	19
* Swift Energy Co.	440	19
* Key Energy Services Inc.	1,207	19
* Bill Barrett Corp.	471	18
* Bristow Group Inc.	368	18
* Helix Energy Solutions Group Inc.	1,098	17
World Fuel Services Corp.	325	13
* International Coal Group Inc.	1,328	13
* Stone Energy Corp.	422	13
Nordic American Tanker Shipping	494	12
* Petroleum Development Corp.	247	12
* Gulfmark Offshore Inc.	245	11
* Tetra Technologies Inc.	711	10
Ship Finance International Ltd.	471	10
* Rosetta Resources Inc.	215	10
* Global Industries Ltd.	1,068	10
* ATP Oil & Gas Corp.	469	10
Overseas Shipholding Group Inc.	270	9
* Oasis Petroleum Inc.	256	9
W&T Offshore Inc.	346	9
* Western Refining Inc.	541	9
Penn Virginia Corp.	479	8
* Hornbeck Offshore Services Inc.	245	7
Golar LNG Ltd.	360	7
* Cal Dive International Inc.	993	7
* Resolute Energy Corp.	365	7
* Pioneer Drilling Co.	570	6
* Parker Drilling Co.	1,223	6
* USEC Inc.	1,202	6
Knightsbridge Tankers Ltd.	257	6
* Newpark Resources Inc.	874	6

43

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
* CVR Energy Inc.	319	6
* Hercules Offshore Inc.	1,210	6
* Approach Resources Inc.	182	6
* Tesco Corp.	318	6
* Willbros Group Inc.	505	6
* Cloud Peak Energy Inc.	265	5
* Georesources Inc.	171	5
* Goodrich Petroleum Corp.	258	5
* Harvest Natural Resources Inc.	351	5
* BPZ Resources Inc.	783	5
* Energy Partners Ltd.	305	5
* Basic Energy Services Inc.	245	5
Gulf Island Fabrication Inc.	151	5
Crosstex Energy Inc.	424	4
Teekay Tankers Ltd. Class A	394	4
* Dawson Geophysical Co.	82	4
* Cheniere Energy Inc.	385	4
* Petroquest Energy Inc.	448	4
* Vaalco Energy Inc.	470	4
* Rex Energy Corp.	284	4
* Vantage Drilling Co.	1,603	3
* Matrix Service Co.	234	3
* Warren Resources Inc.	628	3
* PHI Inc.	140	3
* Venoco Inc.	160	3
* Gastar Exploration Ltd.	580	3
* GMX Resources Inc.	546	3
* Abraxas Petroleum Corp.	452	3
Contango Oil & Gas Co.	43	3
* Natural Gas Services Group Inc.	128	3
DHT Holdings Inc.	513	2
General Maritime Corp.	830	2
* Delta Petroleum Corp.	1,950	2
* Green Plains Renewable Energy Inc.	169	2
Delek US Holdings Inc.	143	2
* Union Drilling Inc.	156	1
* James River Coal Co.	57	1
* REX American Resources Corp.	76	1
* Global Geophysical Services Inc.	79	1
* Miller Petroleum Inc.	190	1
* Amyris Inc.	32	1
Alon USA Energy Inc.	81	1
* Clayton Williams Energy Inc.	6	1
* Kodiak Oil & Gas Corp.	80	1
* OYO Geospace Corp.	3	—
* Scorpio Tankers Inc.	26	—
* RAM Energy Resources Inc.	49	—
Hallador Energy Co.	4	—
		533
Financials (36.9%)
* American Capital Ltd.	3,513	33
American Capital Agency Corp.	954	28
CBL & Associates Properties Inc.	1,425	25
Highwoods Properties Inc.	740	25

44

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
BioMed Realty Trust Inc.	1,366	25
MFA Financial Inc.	2,925	25
Apollo Investment Corp.	1,997	25
* SVB Financial Group	435	24
Entertainment Properties Trust	479	23
American Campus Communities Inc.	672	23
National Retail Properties Inc.	859	22
Kilroy Realty Corp.	558	22
Alterra Capital Holdings Ltd.	991	21
* ProAssurance Corp.	322	20
LaSalle Hotel Properties	718	20
* DiamondRock Hospitality Co.	1,721	20
Omega Healthcare Investors Inc.	831	20
Prosperity Bancshares Inc.	479	20
Post Properties Inc.	497	19
FirstMerit Corp.	1,111	19
Hatteras Financial Corp.	600	18
* MGIC Investment Corp.	2,063	18
Extra Space Storage Inc.	892	18
Starwood Property Trust Inc.	745	17
Webster Financial Corp.	737	17
NewAlliance Bancshares Inc.	1,083	17
Healthcare Realty Trust Inc.	700	16
Platinum Underwriters Holdings Ltd.	389	16
Colonial Properties Trust	810	16
Washington Real Estate Investment Trust	503	16
First American Financial Corp.	997	16
Iberiabank Corp.	273	16
Trustmark Corp.	653	15
Home Properties Inc.	256	15
* CNO Financial Group Inc.	2,070	15
Delphi Financial Group Inc.	483	15
DCT Industrial Trust Inc.	2,555	14
Cathay General Bancorp	799	14
Montpelier Re Holdings Ltd.	699	14
* PHH Corp.	563	14
Whitney Holding Corp.	979	14
Northwest Bancshares Inc.	1,124	14
Redwood Trust Inc.	821	13
* Knight Capital Group Inc. Class A	959	13
* Sunstone Hotel Investors Inc.	1,239	13
Umpqua Holdings Corp.	1,161	13
Medical Properties Trust Inc.	1,127	13
UMB Financial Corp.	321	13
FNB Corp.	1,260	13
Susquehanna Bancshares Inc.	1,314	13
Argo Group International Holdings Ltd.	327	12
Astoria Financial Corp.	874	12
Invesco Mortgage Capital Inc.	519	12
Wintrust Financial Corp.	360	12
Glacier Bancorp Inc.	758	12
United Bankshares Inc.	409	12
MB Financial Inc.	558	12
Sovran Self Storage Inc.	291	11

45

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
Prospect Capital Corp.	919	11
RLI Corp.	193	11
Franklin Street Properties Corp.	729	11
Old National Bancorp	978	11
Hancock Holding Co.	308	11
International Bancshares Corp.	559	11
National Penn Bancshares Inc.	1,329	11
* MF Global Holdings Ltd.	1,212	11
Lexington Realty Trust	1,104	10
First Financial Bancorp	610	10
Selective Insurance Group Inc.	561	10
U-Store-It Trust	985	10
Radian Group Inc.	1,402	10
PS Business Parks Inc.	157	10
* iStar Financial Inc.	985	10
* Texas Capital Bancshares Inc.	385	10
Capstead Mortgage Corp.	739	10
Tanger Factory Outlet Centers	364	10
Glimcher Realty Trust	1,039	10
Fifth Street Finance Corp.	694	10
First Midwest Bancorp Inc.	781	9
Provident Financial Services Inc.	632	9
BlackRock Kelso Capital Corp.	750	9
Hersha Hospitality Trust Class A	1,412	9
Cypress Sharpridge Investments Inc.	723	9
Cash America International Inc.	210	9
Anworth Mortgage Asset Corp.	1,253	9
Westamerica Bancorporation	172	9
* Investment Technology Group Inc.	459	9
Community Bank System Inc.	349	9
Sterling Bancshares Inc.	967	9
Park National Corp.	132	9
Mid-America Apartment Communities Inc.	133	9
* Greenlight Capital Re Ltd. Class A	298	9
Pebblebrook Hotel Trust	390	9
First Potomac Realty Trust	524	8
Pennsylvania Real Estate Investment Trust	583	8
Employers Holdings Inc.	415	8
* Ocwen Financial Corp.	783	8
Columbia Banking System Inc.	414	8
American Equity Investment Life Holding Co.	617	8
Cousins Properties Inc.	957	8
NBT Bancorp Inc.	363	8
CVB Financial Corp.	947	8
Government Properties Income Trust	291	8
Infinity Property & Casualty Corp.	130	8
PrivateBancorp Inc. Class A	548	8
Potlatch Corp.	202	8
* First Industrial Realty Trust Inc.	667	8
* Forestar Group Inc.	384	7
Inland Real Estate Corp.	784	7
Investors Real Estate Trust	791	7
* Strategic Hotels & Resorts Inc.	1,114	7
First Commonwealth Financial Corp.	1,105	7

46

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
EastGroup Properties Inc.	157	7
* Pico Holdings Inc.	238	7
Horace Mann Educators Corp.	414	7
National Health Investors Inc.	147	7
Equity One Inc.	363	7
Sun Communities Inc.	200	7
* Piper Jaffray Cos.	164	7
* Navigators Group Inc.	128	7
PacWest Bancorp	324	7
Acadia Realty Trust	337	7
DuPont Fabros Technology Inc.	272	7
LTC Properties Inc.	224	7
Primerica Inc.	254	7
Brookline Bancorp Inc.	622	7
Safety Insurance Group Inc.	133	6
* National Financial Partners Corp.	450	6
Education Realty Trust Inc.	751	6
First Financial Bankshares Inc.	123	6
Independent Bank Corp.	223	6
* Investors Bancorp Inc.	437	6
MCG Capital Corp.	807	6
PennantPark Investment Corp.	461	6
S&T Bancorp Inc.	261	6
Meadowbrook Insurance Group Inc.	572	6
Tower Group Inc.	213	6
Oriental Financial Group Inc.	483	6
City Holding Co.	166	6
Nelnet Inc. Class A	254	6
* Enstar Group Ltd.	67	6
* Pinnacle Financial Partners Inc.	352	6
Compass Diversified Holdings	346	6
* Western Alliance Bancorp	691	6
Boston Private Financial Holdings Inc.	789	6
* Newcastle Investment Corp.	654	6
Equity Lifestyle Properties Inc.	94	6
Ramco-Gershenson Properties Trust	400	5
Walter Investment Management Corp.	271	5
Flagstone Reinsurance Holdings SA	464	5
Home Bancshares Inc.	232	5
Oritani Financial Corp.	406	5
Simmons First National Corp. Class A	181	5
* World Acceptance Corp.	87	5
PennyMac Mortgage Investment Trust	275	5
Chemical Financial Corp.	257	5
Bank of the Ozarks Inc.	119	5
WesBanco Inc.	243	5
United Fire & Casualty Co.	240	5
* Ashford Hospitality Trust Inc.	480	5
Banco Latinoamericano de Comercio Exterior SA	291	5
* Internet Capital Group Inc.	357	5
Retail Opportunity Investments Corp.	441	5
Sandy Spring Bancorp Inc.	253	5
* Sabra Healthcare REIT Inc.	262	5
NorthStar Realty Finance Corp.	795	5

47

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
* CNA Surety Corp.	186	5
Flushing Financial Corp.	328	5
Two Harbors Investment Corp.	421	5
Trustco Bank Corp. NY	768	5
Amtrust Financial Services Inc.	235	5
* PMI Group Inc.	1,507	5
Harleysville Group Inc.	122	5
FBL Financial Group Inc. Class A	141	4
Dime Community Bancshares Inc.	282	4
SCBT Financial Corp.	135	4
Danvers Bancorp Inc.	199	4
Renasant Corp.	264	4
Hercules Technology Growth Capital Inc.	382	4
* Nara Bancorp Inc.	400	4
TICC Capital Corp.	332	4
Maiden Holdings Ltd.	523	4
Campus Crest Communities Inc.	291	4
Community Trust Bancorp Inc.	144	4
* Safeguard Scientifics Inc.	195	4
* Hilltop Holdings Inc.	418	4
National Western Life Insurance Co. Class A	23	4
* FelCor Lodging Trust Inc.	526	4
* AMERISAFE Inc.	199	4
Provident New York Bancorp	410	4
Colony Financial Inc.	182	4
Lakeland Financial Corp.	170	4
Southside Bancshares Inc.	167	4
First Financial Corp.	117	4
RAIT Financial Trust	1,103	4
Triangle Capital Corp.	193	4
TowneBank	248	4
Parkway Properties Inc.	227	4
Urstadt Biddle Properties Inc. Class A	188	4
Getty Realty Corp.	121	4
StellarOne Corp.	241	4
* Citizens Republic Bancorp Inc.	4,158	4
Cedar Shopping Centers Inc.	576	4
Oppenheimer Holdings Inc. Class A	106	4
Resource Capital Corp.	463	3
Washington Trust Bancorp Inc.	149	3
Tompkins Financial Corp.	83	3
MVC Capital Inc.	240	3
Cardinal Financial Corp.	303	3
Calamos Asset Management Inc. Class A	203	3
* FPIC Insurance Group Inc.	89	3
Berkshire Hills Bancorp Inc.	148	3
* West Coast Bancorp	988	3
First Busey Corp.	655	3
* Beneficial Mutual Bancorp Inc.	366	3
* Phoenix Cos. Inc.	1,223	3
* International Assets Holding Corp.	134	3
CapLease Inc.	603	3
* Global Indemnity plc	145	3
Kite Realty Group Trust	572	3

48

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
Associated Estates Realty Corp.	195	3
Alexander's Inc.	8	3
Univest Corp. of Pennsylvania	175	3
1st Source Corp.	161	3
Apollo Commercial Real Estate Finance Inc.	185	3
Bancfirst Corp.	74	3
Main Street Capital Corp.	157	3
KBW Inc.	120	3
Capital Southwest Corp.	30	3
* Center Financial Corp.	374	3
Dynex Capital Inc.	281	3
Hudson Valley Holding Corp.	138	3
Winthrop Realty Trust	240	3
Chesapeake Lodging Trust	157	3
Coresite Realty Corp.	187	3
Cogdell Spencer Inc.	453	3
* Southwest Bancorp Inc.	204	3
WSFS Financial Corp.	62	3
* NewStar Financial Inc.	273	3
* Citizens Inc.	384	3
Sterling Bancorp	283	3
Westfield Financial Inc.	312	3
Abington Bancorp Inc.	220	3
United Financial Bancorp Inc.	176	3
Advance America Cash Advance Centers Inc.	510	3
Camden National Corp.	81	3
SY Bancorp Inc.	106	3
State Auto Financial Corp.	152	3
* Eagle Bancorp Inc.	173	3
Territorial Bancorp Inc.	129	3
Northfield Bancorp Inc.	189	3
Gladstone Capital Corp.	222	3
* Ameris Bancorp	249	3
SeaBright Holdings Inc.	232	2
* Stifel Financial Corp.	34	2
Arrow Financial Corp.	97	2
* Tejon Ranch Co.	91	2
First Merchants Corp.	269	2
Trico Bancshares	147	2
Agree Realty Corp.	92	2
Heartland Financial USA Inc.	138	2
First Bancorp	158	2
* American Safety Insurance Holdings Ltd.	109	2
Monmouth Real Estate Investment Corp. Class A	280	2
Universal Health Realty Income Trust	58	2
NGP Capital Resources Co.	228	2
Great Southern Bancorp Inc.	107	2
Tower Bancorp Inc.	100	2
Washington Banking Co.	161	2
Chatham Lodging Trust	129	2
Financial Institutions Inc.	115	2
Bank Mutual Corp.	480	2
CoBiz Financial Inc.	340	2
Lakeland Bancorp Inc.	227	2

49

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
Presidential Life Corp.	218	2
* Heritage Financial Corp.	145	2
Union First Market Bankshares Corp.	188	2
* TradeStation Group Inc.	320	2
Bryn Mawr Bank Corp.	102	2
Baldwin & Lyons Inc.	87	2
OceanFirst Financial Corp.	153	2
National Bankshares Inc.	73	2
MainSource Financial Group Inc.	212	2
Hudson Pacific Properties Inc.	140	2
Enterprise Financial Services Corp.	157	2
* Netspend Holdings Inc.	158	2
* FBR Capital Markets Corp.	554	2
First Community Bancshares Inc.	166	2
Federal Agricultural Mortgage Corp.	102	2
Stewart Information Services Corp.	182	2
German American Bancorp Inc.	117	2
* Bancorp Inc.	238	2
Citizens & Northern Corp.	128	2
* Avatar Holdings Inc.	94	2
* MPG Office Trust Inc.	506	2
Bank of Marin Bancorp	55	2
Arlington Asset Investment Corp. Class A	71	2
Kayne Anderson Energy Development Co.	108	2
First of Long Island Corp.	73	2
Centerstate Banks Inc.	271	2
* OmniAmerican Bancorp Inc.	125	2
Home Federal Bancorp Inc.	176	2
Consolidated-Tomoka Land Co.	57	2
Pacific Continental Corp.	194	2
Orrstown Financial Services Inc.	71	2
Excel Trust Inc.	158	2
Gladstone Investment Corp.	233	2
* Harris & Harris Group Inc.	325	2
CreXus Investment Corp.	143	2
First Interstate Bancsystem Inc.	131	2
First Financial Holdings Inc.	174	2
State Bancorp Inc.	175	2
CNB Financial Corp.	128	2
Republic Bancorp Inc. Class A	103	2
BankFinancial Corp.	201	2
* Metro Bancorp Inc.	142	2
* Terreno Realty Corp.	92	2
Gladstone Commercial Corp.	90	2
* LaBranche & Co. Inc.	392	2
* Cowen Group Inc. Class A	382	2
SWS Group Inc.	301	2
Ames National Corp.	86	2
Capital City Bank Group Inc.	125	2
Kearny Financial Corp.	160	2
Penns Woods Bancorp Inc.	40	2
Alliance Financial Corp.	49	2
Sanders Morris Harris Group Inc.	219	2
Donegal Group Inc. Class A	118	2

50

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
Kansas City Life Insurance Co.	44	2
Peoples Bancorp Inc.	111	2
Solar Capital Ltd.	61	2
* 1st United Bancorp Inc.	231	2
Suffolk Bancorp	72	2
GFI Group Inc.	292	2
National Interstate Corp.	69	1
ESSA Bancorp Inc.	110	1
American National Bankshares Inc.	65	1
* Penson Worldwide Inc.	215	1
Rockville Financial Inc.	86	1
* First Marblehead Corp.	584	1
* United Community Banks Inc.	993	1
Wilshire Bancorp Inc.	205	1
* Hanmi Financial Corp.	1,079	1
Golub Capital BDC Inc.	78	1
GAMCO Investors Inc.	29	1
First Bancorp Inc.	92	1
One Liberty Properties Inc.	89	1
ESB Financial Corp.	94	1
Mission West Properties Inc.	188	1
THL Credit Inc.	95	1
Merchants Bancshares Inc.	50	1
Medallion Financial Corp.	157	1
* Virginia Commerce Bancorp Inc.	215	1
ViewPoint Financial Group	95	1
* Thomas Properties Group Inc.	371	1
West Bancorporation Inc.	164	1
* Meridian Interstate Bancorp Inc.	96	1
EMC Insurance Group Inc.	51	1
Peapack Gladstone Financial Corp.	93	1
JMP Group Inc.	145	1
Bancorp Rhode Island Inc.	39	1
* Encore Capital Group Inc.	45	1
Clifton Savings Bancorp Inc.	105	1
* Home Bancorp Inc.	80	1
Midsouth Bancorp Inc.	79	1
* BofI Holding Inc.	74	1
Sierra Bancorp	102	1
* Hallmark Financial Services	122	1
UMH Properties Inc.	104	1
* Taylor Capital Group Inc.	101	1
MidWestOne Financial Group Inc.	73	1
Cohen & Steers Inc.	36	1
Universal Insurance Holdings Inc.	182	1
* Encore Bancshares Inc.	85	1
* First BanCorp	223	1
* Ezcorp Inc. Class A	36	1
Saul Centers Inc.	22	1
* Marlin Business Services Corp.	90	1
Bridge Bancorp Inc.	44	1
Century Bancorp Inc. Class A	36	1
Asta Funding Inc.	111	1
* Asset Acceptance Capital Corp.	158	1

51

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
* HFF Inc. Class A	68	1
Roma Financial Corp.	85	1
* Flagstar Bancorp Inc.	495	1
* Primus Guaranty Ltd.	171	1
* Gleacher & Co. Inc.	416	1
Fox Chase Bancorp Inc.	57	1
* CompuCredit Holdings Corp.	107	1
* NASB Financial Inc.	37	1
First South Bancorp Inc.	87	1
Artio Global Investors Inc. Class A	28	—
* Green Bankshares Inc.	125	—
Kaiser Federal Financial Group Inc.	29	—
Porter Bancorp Inc.	38	—
Evercore Partners Inc. Class A	9	—
California First National Bancorp	20	—
* Doral Financial Corp.	199	—
* Virtus Investment Partners Inc.	4	—
* Waterstone Financial Inc.	75	—
* Heritage Financial Group Inc.	15	—
Westwood Holdings Group Inc.	5	—
Epoch Holding Corp.	11	—
* Kennedy-Wilson Holdings Inc.	14	—
Diamond Hill Investment Group Inc.	2	—
* Student Loan Corp. Escrow	42	—
Life Partners Holdings Inc.	10	—
* Gerova Financial Group Ltd.	14	—
* Rodman & Renshaw Capital Group Inc.	17	—
		2,337
Health Care (5.6%)
* AMERIGROUP Corp.	463	27
* Healthspring Inc.	606	23
Medicis Pharmaceutical Corp. Class A	619	20
* WellCare Health Plans Inc.	444	17
* Magellan Health Services Inc.	340	16
* Centene Corp.	516	16
* Viropharma Inc.	789	14
* Par Pharmaceutical Cos. Inc.	357	11
* Kindred Healthcare Inc.	416	10
* Alkermes Inc.	722	10
Invacare Corp.	289	9
* CONMED Corp.	308	8
* RehabCare Group Inc.	215	8
* Amsurg Corp. Class A	326	8
Universal American Corp.	337	7
* Exelixis Inc.	531	7
* Greatbatch Inc.	245	6
* Gentiva Health Services Inc.	212	6
* Celera Corp.	795	5
* Healthways Inc.	360	5
National Healthcare Corp.	95	5
* Angiodynamics Inc.	261	4
* Medicines Co.	252	4
Owens & Minor Inc.	140	4
* Triple-S Management Corp. Class B	214	4

52

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
* Syneron Medical Ltd.	285	4
* Select Medical Holdings Corp.	530	4
* ICU Medical Inc.	94	4
* Sun Healthcare Group Inc.	262	4
* Assisted Living Concepts Inc. Class A	104	4
* Hanger Orthopedic Group Inc.	135	4
* Symmetry Medical Inc.	379	3
* Affymetrix Inc.	670	3
* Medcath Corp.	216	3
Cantel Medical Corp.	136	3
* Skilled Healthcare Group Inc.	209	3
* Cross Country Healthcare Inc.	327	3
* Lexicon Pharmaceuticals Inc.	1,380	3
* Capital Senior Living Corp.	285	2
* Wright Medical Group Inc.	151	2
* Molina Healthcare Inc.	68	2
* PharMerica Corp.	199	2
* Five Star Quality Care Inc.	333	2
* Enzon Pharmaceuticals Inc.	198	2
Analogic Corp.	39	2
* American Dental Partners Inc.	156	2
* Kendle International Inc.	148	2
* Cambrex Corp.	309	2
* SuperGen Inc.	553	2
* AMN Healthcare Services Inc.	205	2
* Chindex International Inc.	84	2
* CryoLife Inc.	273	2
* RTI Biologics Inc.	544	2
* Impax Laboratories Inc.	70	2
* Cynosure Inc. Class A	102	1
* Solta Medical Inc.	441	1
* Healthsouth Corp.	56	1
* Palomar Medical Technologies Inc.	82	1
* Cutera Inc.	133	1
* Medical Action Industries Inc.	151	1
Maxygen Inc.	297	1
Young Innovations Inc.	39	1
* TomoTherapy Inc.	338	1
* Albany Molecular Research Inc.	249	1
* Allied Healthcare International Inc.	443	1
STERIS Corp.	32	1
* SurModics Inc.	77	1
* CardioNet Inc.	191	1
* ExamWorks Group Inc.	31	1
* Vital Images Inc.	42	1
* Exactech Inc.	28	1
* DynaVox Inc. Class A	87	1
* Progenics Pharmaceuticals Inc.	85	1
* Merit Medical Systems Inc.	28	1
* Sucampo Pharmaceuticals Inc. Class A	110	1
* BioScrip Inc.	110	1
* Cornerstone Therapeutics Inc.	83	1
* Lannett Co. Inc.	77	1
* Caraco Pharmaceutical Laboratories Ltd.	83	1

53

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
* Continucare Corp.	76	—
* Inovio Pharmaceuticals Inc.	339	—
* NxStage Medical Inc.	19	—
* Alphatec Holdings Inc.	119	—
* Pacific Biosciences of California Inc.	19	—
* Emergent Biosolutions Inc.	13	—
* Infinity Pharmaceuticals Inc.	45	—
Ensign Group Inc.	8	—
* Hi-Tech Pharmacal Co. Inc.	10	—
* Jazz Pharmaceuticals Inc.	9	—
* Furiex Pharmaceuticals Inc.	11	—
* Rochester Medical Corp.	16	—
* Enzo Biochem Inc.	37	—
* PDI Inc.	18	—
* Nymox Pharmaceutical Corp.	23	—
* Anacor Pharmaceuticals Inc.	16	—
* Transcept Pharmaceuticals Inc.	14	—
* Aegerion Pharmaceuticals Inc.	8	—
* US Physical Therapy Inc.	6	—
* NuPathe Inc.	8	—
* Cytokinetics Inc.	39	—
* Complete Genomics Inc.	8	—
* Zogenix Inc.	14	—
		356
Industrials (14.2%)
* Esterline Technologies Corp.	306	22
* EMCOR Group Inc.	682	22
* Moog Inc. Class A	465	21
* Alaska Air Group Inc.	347	21
* United Rentals Inc.	618	19
* Atlas Air Worldwide Holdings Inc.	270	18
Brady Corp. Class A	499	18
Curtiss-Wright Corp.	468	17
Robbins & Myers Inc.	393	17
Triumph Group Inc.	170	15
* Teledyne Technologies Inc.	276	14
* US Airways Group Inc.	1,654	14
* JetBlue Airways Corp.	2,498	14
* Chart Industries Inc.	302	14
* EnerSys	363	13
Mueller Industries Inc.	344	12
* AAR Corp.	411	11
Watts Water Technologies Inc. Class A	280	11
ESCO Technologies Inc.	279	11
ABM Industries Inc.	399	11
Granite Construction Inc.	368	10
* Korn/Ferry International	457	10
* AirTran Holdings Inc.	1,426	10
* MasTec Inc.	559	10
* Ceradyne Inc.	268	10
Skywest Inc.	590	10
Werner Enterprises Inc.	388	9
* Ladish Co. Inc.	166	9
* Mobile Mini Inc.	384	9

54

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
* Amerco Inc.	90	9
Unifirst Corp.	149	8
Titan International Inc.	314	8
* Wabash National Corp.	717	7
* Geo Group Inc.	288	7
* SYKES Enterprises Inc.	386	7
* Astec Industries Inc.	209	7
* RSC Holdings Inc.	519	7
Seaboard Corp.	3	7
Universal Forest Products Inc.	204	7
* Interline Brands Inc.	317	7
Steelcase Inc. Class A	714	7
* Layne Christensen Co.	206	7
Ameron International Corp.	97	7
CIRCOR International Inc.	170	7
Tutor Perini Corp.	281	7
* SFN Group Inc.	474	7
Aircastle Ltd.	535	6
* Orbital Sciences Corp.	358	6
G&K Services Inc. Class A	196	6
* United Stationers Inc.	94	6
Arkansas Best Corp.	267	6
* Dycom Industries Inc.	366	6
* Rush Enterprises Inc. Class A	336	6
EnergySolutions Inc.	933	6
Quanex Building Products Corp.	316	6
Albany International Corp.	234	6
* Griffon Corp.	472	6
* Greenbrier Cos. Inc.	224	6
Comfort Systems USA Inc.	401	5
* Kelly Services Inc. Class A	249	5
* EnPro Industries Inc.	126	5
* ACCO Brands Corp.	578	5
* Team Inc.	185	5
Cubic Corp.	95	5
TAL International Group Inc.	136	5
Cascade Corp.	96	5
Tredegar Corp.	239	5
Heidrick & Struggles International Inc.	169	5
* H&E Equipment Services Inc.	292	5
Encore Wire Corp.	195	5
* LB Foster Co. Class A	107	5
* Air Transport Services Group Inc.	571	4
* Huron Consulting Group Inc.	159	4
Viad Corp.	188	4
Federal Signal Corp.	656	4
McGrath Rentcorp	149	4
* Commercial Vehicle Group Inc.	258	4
Kaman Corp.	127	4
Apogee Enterprises Inc.	296	4
* MYR Group Inc.	179	4
Briggs & Stratton Corp.	200	4
* Navigant Consulting Inc.	410	4
* Force Protection Inc.	741	4

55

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
Standex International Corp.	107	4
* RailAmerica Inc.	244	4
* Genco Shipping & Trading Ltd.	299	4
* On Assignment Inc.	343	4
FreightCar America Inc.	126	4
Ennis Inc.	217	4
* Columbus McKinnon Corp.	202	3
* Powell Industries Inc.	93	3
* Gibraltar Industries Inc.	319	3
* Kratos Defense & Security Solutions Inc.	239	3
* Hexcel Corp.	182	3
* Republic Airways Holdings Inc.	504	3
Great Lakes Dredge & Dock Corp.	401	3
* GenCorp Inc.	577	3
* American Reprographics Co.	333	3
Marten Transport Ltd.	137	3
* Hawaiian Holdings Inc.	416	3
* TrueBlue Inc.	171	3
* Herley Industries Inc.	143	3
* Eagle Bulk Shipping Inc.	655	3
* ICF International Inc.	118	3
Mine Safety Appliances Co.	74	3
* M&F Worldwide Corp.	106	3
* Metalico Inc.	396	3
* Saia Inc.	167	3
* Kadant Inc.	96	3
Twin Disc Inc.	77	3
* CRA International Inc.	96	2
Ducommun Inc.	110	2
Brink's Co.	79	2
* Titan Machinery Inc.	94	2
* Generac Holdings Inc.	130	2
Kimball International Inc. Class B	330	2
* Tecumseh Products Co. Class A	195	2
* Northwest Pipe Co.	97	2
* Michael Baker Corp.	73	2
* Dolan Co.	181	2
* Sterling Construction Co. Inc.	170	2
* Excel Maritime Carriers Ltd. Class A	420	2
Insteel Industries Inc.	175	2
Ampco-Pittsburgh Corp.	81	2
Aceto Corp.	268	2
Dynamic Materials Corp.	80	2
Multi-Color Corp.	112	2
* American Railcar Industries Inc.	99	2
* School Specialty Inc.	128	2
Alamo Group Inc.	64	2
Douglas Dynamics Inc.	113	2
Miller Industries Inc.	107	2
American Woodmark Corp.	88	2
CDI Corp.	114	2
* Pike Electric Corp.	173	2
* LMI Aerospace Inc.	93	2
Met-Pro Corp.	144	2

56

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
Primoris Services Corp.	191	2
Baltic Trading Ltd.	172	2
* Lydall Inc.	180	2
LSI Industries Inc.	200	2
SeaCube Container Leasing Ltd.	103	2
Courier Corp.	108	2
* Insituform Technologies Inc. Class A	58	2
Preformed Line Products Co.	21	2
Horizon Lines Inc. Class A	321	1
International Shipholding Corp.	59	1
* Fuel Tech Inc.	188	1
Barnes Group Inc.	66	1
CLARCOR Inc.	34	1
* CAI International Inc.	66	1
* Old Dominion Freight Line Inc.	43	1
* Ultrapetrol Bahamas Ltd.	233	1
* Celadon Group Inc.	88	1
* GP Strategies Corp.	111	1
* Pinnacle Airlines Corp.	196	1
* Broadwind Energy Inc.	728	1
* Hill International Inc.	208	1
AO Smith Corp.	27	1
* USA Truck Inc.	83	1
* Patriot Transportation Holding Inc.	42	1
Lawson Products Inc.	43	1
* Universal Truckload Services Inc.	62	1
* Builders FirstSource Inc.	402	1
* CBIZ Inc.	128	1
Deluxe Corp.	34	1
Franklin Electric Co. Inc.	20	1
* Advanced Battery Technologies Inc.	216	1
Simpson Manufacturing Co. Inc.	26	1
* Quality Distribution Inc.	70	1
* Higher One Holdings Inc.	35	1
* Ameresco Inc. Class A	45	1
NACCO Industries Inc. Class A	5	1
* Roadrunner Transportation Systems Inc.	44	1
* Argan Inc.	67	1
VSE Corp.	21	1
* PAM Transportation Services Inc.	48	1
* Global Defense Technology & Systems Inc.	31	1
* United Capital Corp.	18	1
Mueller Water Products Inc. Class A	107	—
* Keyw Holding Corp.	26	—
Barrett Business Services Inc.	25	—
* LaBarge Inc.	22	—
AZZ Inc.	8	—
* PGT Inc.	140	—
* Hoku Corp.	164	—
* Exponent Inc.	8	—
* Furmanite Corp.	43	—
* Xerium Technologies Inc.	14	—
Schawk Inc. Class A	16	—
* Flow International Corp.	70	—

57

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
US Ecology Inc.	13	—
* Energy Recovery Inc.	48	—
* Astronics Corp.	7	—
Compx International Inc.	3	—
* Coleman Cable Inc.	5	—
* LECG Corp.	236	—
		901
Information Technology (9.5%)
* CACI International Inc. Class A	286	17
* Arris Group Inc.	1,039	14
Fair Isaac Corp.	440	12
* Cymer Inc.	240	12
* Digital River Inc.	350	12
* Microsemi Corp.	520	11
* Benchmark Electronics Inc.	606	11
* TTM Technologies Inc.	647	11
* SRA International Inc. Class A	416	11
* JDA Software Group Inc.	377	11
* Take-Two Interactive Software Inc.	674	11
Anixter International Inc.	148	11
* Scansource Inc.	283	10
* Mentor Graphics Corp.	639	10
* Emulex Corp.	908	10
* Unisys Corp.	267	10
* FEI Co.	292	10
* L-1 Identity Solutions Inc.	810	10
* Cabot Microelectronics Corp.	193	9
Earthlink Inc.	1,138	9
* Euronet Worldwide Inc.	517	9
MKS Instruments Inc.	308	9
* Viasat Inc.	222	9
* Harmonic Inc.	929	9
* SYNNEX Corp.	237	8
* Entegris Inc.	946	8
* Electronics for Imaging Inc.	477	7
Black Box Corp.	185	7
* Insight Enterprises Inc.	373	7
* Avid Technology Inc.	306	7
* Powerwave Technologies Inc.	1,759	7
* Rofin-Sinar Technologies Inc.	162	6
* ATMI Inc.	313	6
* Checkpoint Systems Inc.	252	6
* Zoran Corp.	487	5
* Rogers Corp.	111	5
* FormFactor Inc.	527	5
Comtech Telecommunications Corp.	191	5
* Coherent Inc.	83	5
* Mercury Computer Systems Inc.	266	5
* Photronics Inc.	563	5
* Tekelec	625	5
* Measurement Specialties Inc.	153	5
* Silicon Graphics International Corp.	302	5
* Integrated Device Technology Inc.	583	5
* Newport Corp.	268	4

58

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
EPIQ Systems Inc.	321	4
* Sycamore Networks Inc.	204	4
United Online Inc.	721	4
* Standard Microsystems Corp.	163	4
* j2 Global Communications Inc.	146	4
* Electro Scientific Industries Inc.	265	4
* Omnivision Technologies Inc.	130	4
* Tessera Technologies Inc.	223	4
* Aviat Networks Inc.	629	4
* Sigma Designs Inc.	279	4
* CSG Systems International Inc.	191	4
* Internap Network Services Corp.	546	4
* Imation Corp.	314	4
* S1 Corp.	546	4
* Brooks Automation Inc.	283	4
* RealNetworks Inc.	883	3
Daktronics Inc.	288	3
* Ciber Inc.	657	3
* ModusLink Global Solutions Inc.	440	3
CTS Corp.	254	3
* EMS Technologies Inc.	153	3
* Oplink Communications Inc.	109	3
Cohu Inc.	201	3
* Anaren Inc.	138	3
* ValueClick Inc.	189	3
Electro Rent Corp.	174	3
* Axcelis Technologies Inc.	1,003	3
* Extreme Networks	688	3
* Infospace Inc.	330	3
Park Electrochemical Corp.	83	3
* Symmetricom Inc.	463	3
* THQ Inc.	447	3
* UTStarcom Inc.	1,233	3
* Digi International Inc.	220	2
Cognex Corp.	87	2
* Pericom Semiconductor Corp.	236	2
* Accelrys Inc.	272	2
* Intermec Inc.	209	2
* Advanced Energy Industries Inc.	142	2
Bel Fuse Inc. Class B	104	2
* Globecomm Systems Inc.	213	2
* Zygo Corp.	156	2
* Exar Corp.	338	2
* Gerber Scientific Inc.	265	2
* Integral Systems Inc.	173	2
Keynote Systems Inc.	117	2
* Epicor Software Corp.	199	2
Methode Electronics Inc.	165	2
* DSP Group Inc.	244	2
* Kopin Corp.	438	2
* Opnext Inc.	457	2
* RealD Inc.	82	2
* Intevac Inc.	144	2
Marchex Inc. Class B	204	2

59

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
* Novatel Wireless Inc.	296	2
Littelfuse Inc.	33	2
* OSI Systems Inc.	44	2
* X-Rite Inc.	352	2
* Quest Software Inc.	59	2
* Cray Inc.	214	2
* SMART Modular Technologies WWH Inc.	224	2
* Silicon Image Inc.	191	2
* Advanced Analogic Technologies Inc.	360	2
* PC-Tel Inc.	201	2
* Rimage Corp.	100	2
* Energy Conversion Devices Inc.	382	2
* Knot Inc.	147	1
* Seachange International Inc.	154	1
* AXT Inc.	192	1
Richardson Electronics Ltd.	109	1
* DealerTrack Holdings Inc.	68	1
* Online Resources Corp.	187	1
* Ultratech Inc.	49	1
* TeleCommunication Systems Inc. Class A	282	1
* Sonus Networks Inc.	386	1
* Spectrum Control Inc.	83	1
* IXYS Corp.	93	1
* Virtusa Corp.	65	1
* ePlus Inc.	38	1
* Anadigics Inc.	182	1
* Perficient Inc.	78	1
* Trident Microsystems Inc.	684	1
* CDC Corp. Class A	312	1
* Fabrinet	31	1
* RealPage Inc.	36	1
* QLIK Technologies Inc.	34	1
* Agilysys Inc.	177	1
* Mantech International Corp. Class A	20	1
* PC Connection Inc.	100	1
* FalconStor Software Inc.	171	1
* IntraLinks Holdings Inc.	28	1
* Hutchinson Technology Inc.	246	1
* Evergreen Solar Inc.	338	1
* BigBand Networks Inc.	282	1
* BroadSoft Inc.	19	1
* Alpha & Omega Semiconductor Ltd.	48	1
* Computer Task Group Inc.	51	1
* Limelight Networks Inc.	86	1
* Radisys Corp.	69	1
* Infinera Corp.	70	1
* GSI Technology Inc.	59	1
* Inphi Corp.	22	1
* Quantum Corp.	201	1
* VASCO Data Security International Inc.	55	1
* Tier Technologies Inc. Class B	76	—
* TechTarget Inc.	50	—
* Hackett Group Inc.	112	—
* Multi-Fineline Electronix Inc.	14	—

60

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
* TeleTech Holdings Inc.	17	—
* Smith Micro Software Inc.	39	—
* Ikanos Communications Inc.	276	—
* Ceva Inc.	15	—
* Viasystems Group Inc.	12	—
* Integrated Silicon Solution Inc.	28	—
Tessco Technologies Inc.	22	—
* MoneyGram International Inc.	93	—
* Envestnet Inc.	20	—
* Rudolph Technologies Inc.	20	—
* Motricity Inc.	14	—
* Global Cash Access Holdings Inc.	60	—
* Mediamind Technologies Inc.	14	—
* Calix Inc.	10	—
* Deltek Inc.	13	—
* Stream Global Services Inc.	12	—
		604
Materials (6.4%)
* Hecla Mining Co.	2,890	29
* Coeur d'Alene Mines Corp.	847	27
* WR Grace & Co.	631	24
* Thompson Creek Metals Co. Inc.	1,505	20
Rock-Tenn Co. Class A	262	18
Sensient Technologies Corp.	508	17
* Louisiana-Pacific Corp.	1,287	13
* OM Group Inc.	325	11
* Century Aluminum Co.	672	11
* Georgia Gulf Corp.	356	11
Minerals Technologies Inc.	175	11
Buckeye Technologies Inc.	414	11
Silgan Holdings Inc.	285	10
HB Fuller Co.	480	10
Westlake Chemical Corp.	207	10
Texas Industries Inc.	219	9
* Brush Engineered Materials Inc.	197	9
* Ferro Corp.	510	8
Kaiser Aluminum Corp.	160	8
* RTI International Metals Inc.	275	8
* Molycorp Inc.	150	7
Innophos Holdings Inc.	168	7
* Horsehead Holding Corp.	434	7
A Schulman Inc.	315	7
* KapStone Paper and Packaging Corp.	403	7
Boise Inc.	739	7
* Rockwood Holdings Inc.	141	7
Olin Corp.	348	6
* Graphic Packaging Holding Co.	1,183	6
PH Glatfelter Co.	483	6
Haynes International Inc.	112	6
Worthington Industries Inc.	223	4
* Zoltek Cos. Inc.	293	4
* PolyOne Corp.	294	4
Myers Industries Inc.	372	4
Wausau Paper Corp.	448	4

61

Vanguard® Russell 2000 Value Index Fund

		Market
		Value
	Shares	($000)
Arch Chemicals Inc.	94	3
* Headwaters Inc.	636	3
* AM Castle & Co.	176	3
* Graham Packaging Co. Inc.	167	3
Olympic Steel Inc.	96	3
* Clearwater Paper Corp.	32	3
* Universal Stainless & Alloy	71	2
* TPC Group Inc.	83	2
* US Energy Corp. Wyoming	282	2
American Vanguard Corp.	214	2
Neenah Paper Inc.	79	2
* Spartech Corp.	175	2
* Landec Corp.	233	1
Quaker Chemical Corp.	32	1
* Metals USA Holdings Corp.	57	1
* AEP Industries Inc.	26	1
NL Industries Inc.	49	1
* Kraton Performance Polymers Inc.	18	1
Hawkins Inc.	15	1
KMG Chemicals Inc.	9	—
		405
Telecommunication Services (0.6%)
* General Communication Inc. Class A	428	5
* Premiere Global Services Inc.	633	4
* Cincinnati Bell Inc.	1,521	4
IDT Corp. Class B	149	4
* Iridium Communications Inc.	359	3
* Vonage Holdings Corp.	650	3
* Hughes Communications Inc.	36	2
* Global Crossing Ltd.	125	2
* FiberTower Corp.	527	2
* PAETEC Holding Corp.	421	2
USA Mobility Inc.	99	2
Consolidated Communications Holdings Inc.	60	1
* Globalstar Inc.	736	1
* ICO Global Communications Holdings Ltd.	384	1
Shenandoah Telecommunications Co.	14	—
Atlantic Tele-Network Inc.	6	—
		36
Utilities (5.9%)
Nicor Inc.	468	25
Piedmont Natural Gas Co. Inc.	749	22
Cleco Corp.	624	20
WGL Holdings Inc.	519	20
IDACORP Inc.	493	19
Southwest Gas Corp.	464	18
Portland General Electric Co.	770	18
New Jersey Resources Corp.	423	18
UIL Holdings Corp.	526	16
South Jersey Industries Inc.	259	14
Unisource Energy Corp.	366	13
Northwest Natural Gas Co.	279	13
* El Paso Electric Co.	461	13
Avista Corp.	556	13

62

Vanguard® Russell 2000 Value Index Fund

Market
Value
Shares	($000)
Black Hills Corp.	396	12
Allete Inc.	314	12
PNM Resources Inc.	875	12
NorthWestern Corp.	381	11
MGE Energy Inc.	244	10
Empire District Electric Co.	423	9
Laclede Group Inc.	235	9
CH Energy Group Inc.	167	8
Otter Tail Corp.	358	8
California Water Service Group	208	7
American States Water Co.	196	7
*	Dynegy Inc. Class A	1,081	6
Chesapeake Utilities Corp.	100	4
SJW Corp.	137	3
Middlesex Water Co.	161	3
Central Vermont Public Service Corp.	126	3
Unitil Corp.	115	3
Connecticut Water Service Inc.	90	2
York Water Co.	133	2
Consolidated Water Co. Ltd.	153	2
Artesian Resources Corp. Class A	67	1
*	American DG Energy Inc.	49	—
376
Total Common Stocks (Cost $5,267)	6,343
Temporary Cash Investment (1.6%)
Face
Amount
($000)
U.S. Government and Agency Obligations (1.6%)
1	Federal Home Loan Bank Discount Notes, 0.150%, 5/25/11 (Cost $100)	100	100
Total Investments (101.7%) (Cost $5,367)	6,443
Other Assets and Liabilities - Net(-1.7%)	(106)
Net Assets (100%)	6,337
* Non-income-producing security.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

63

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments
As of February 28, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.2%)
Consumer Discretionary (16.8%)
* Deckers Outdoor Corp.	1,222	108
Sotheby's	2,124	105
* Warnaco Group Inc.	1,402	82
* Dana Holding Corp.	4,091	77
* Tenneco Inc.	1,886	75
Polaris Industries Inc.	983	74
* Under Armour Inc. Class A	1,114	74
Brunswick Corp.	2,805	65
Wolverine World Wide Inc.	1,572	58
* Cheesecake Factory Inc.	1,911	55
* Ascena Retail Group Inc.	1,771	55
* Carter's Inc.	1,879	54
* Jo-Ann Stores Inc.	870	53
* CROCS Inc.	2,719	48
Cooper Tire & Rubber Co.	1,943	46
* Life Time Fitness Inc.	1,174	45
* Valassis Communications Inc.	1,574	44
* AnnTaylor Stores Corp.	1,863	43
* Coinstar Inc.	1,003	43
* Ulta Salon Cosmetics & Fragrance Inc.	997	42
* JOS A Bank Clothiers Inc.	876	40
* HSN Inc.	1,235	40
Pool Corp.	1,575	39
* Shutterfly Inc.	897	38
Matthews International Corp. Class A	962	36
* Sally Beauty Holdings Inc.	2,714	35
Cracker Barrel Old Country Store Inc.	703	35
PF Chang's China Bistro Inc.	736	34
* Childrens Place Retail Stores Inc.	737	34
Arbitron Inc.	846	34
* Steven Madden Ltd.	780	34
* Pier 1 Imports Inc.	3,324	34
* Jack in the Box Inc.	1,510	33
* DineEquity Inc.	572	33
* Timberland Co. Class A	883	33
* Collective Brands Inc.	1,412	32
National CineMedia Inc.	1,688	32

64

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Texas Roadhouse Inc. Class A	1,828	31
Monro Muffler Brake Inc.	949	31
Buckle Inc.	791	31
* Capella Education Co.	534	31
* Buffalo Wild Wings Inc.	579	31
* Eastman Kodak Co.	8,524	29
* Hibbett Sports Inc.	919	29
* K12 Inc.	803	27
* BJ's Restaurants Inc.	719	26
* American Axle & Manufacturing Holdings Inc.	1,914	26
* CEC Entertainment Inc.	658	25
* American Public Education Inc.	588	25
* Belo Corp. Class A	2,859	23
* Blue Nile Inc.	396	23
* Skechers U.S.A. Inc. Class A	1,085	23
* Steiner Leisure Ltd.	465	22
Cato Corp. Class A	873	21
* Interval Leisure Group Inc.	1,248	21
* 99 Cents Only Stores	1,233	21
* Maidenform Brands Inc.	718	19
* G-III Apparel Group Ltd.	483	19
* iRobot Corp.	659	19
* True Religion Apparel Inc.	796	19
* DSW Inc. Class A	444	18
* Vitamin Shoppe Inc.	500	17
* Sonic Corp.	1,917	17
* Zumiez Inc.	644	17
* Asbury Automotive Group Inc.	909	17
* Lumber Liquidators Holdings Inc.	697	16
* Select Comfort Corp.	1,454	16
* Rue21 Inc.	459	16
* Shuffle Master Inc.	1,679	16
* Peet's Coffee & Tea Inc.	367	16
* Grand Canyon Education Inc.	971	16
* Pre-Paid Legal Services Inc.	235	15
Harte-Hanks Inc.	1,214	15
* Liz Claiborne Inc.	2,961	15
* Corinthian Colleges Inc.	2,761	14
Brown Shoe Co. Inc.	930	14
* Papa John's International Inc.	489	14
* Fuel Systems Solutions Inc.	483	14
Ameristar Casinos Inc.	829	14
* OfficeMax Inc.	962	13
* Winnebago Industries Inc.	912	13
* Retail Ventures Inc.	724	13
* Dorman Products Inc.	355	12
* Knology Inc.	875	12
Universal Technical Institute Inc.	660	12
* Denny's Corp.	3,109	12
* Talbots Inc.	1,921	12
* Krispy Kreme Doughnuts Inc.	1,830	11
* Bridgepoint Education Inc.	611	11
Nutrisystem Inc.	843	11
Volcom Inc.	605	11

65

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
Sturm Ruger & Co. Inc.	599	11
PetMed Express Inc.	721	11
* Penske Automotive Group Inc.	524	11
Oxford Industries Inc.	434	10
* Citi Trends Inc.	465	10
* California Pizza Kitchen Inc.	605	10
* AFC Enterprises Inc.	653	10
* Vera Bradley Inc.	279	10
* Lions Gate Entertainment Corp.	1,520	9
* Scientific Games Corp. Class A	1,035	9
* Amerigon Inc.	677	9
* Wet Seal Inc. Class A	2,326	9
Express Inc.	501	9
Big 5 Sporting Goods Corp.	641	9
World Wrestling Entertainment Inc. Class A	659	9
Finish Line Inc. Class A	474	8
* Entercom Communications Corp. Class A	614	8
* Kirkland's Inc.	524	8
* Rentrak Corp.	292	8
* McClatchy Co. Class A	1,868	7
* Stoneridge Inc.	480	7
* Domino's Pizza Inc.	429	7
Group 1 Automotive Inc.	170	7
Lincoln Educational Services Corp.	463	7
* Smith & Wesson Holding Corp.	1,764	7
* Overstock.com Inc.	460	7
Destination Maternity Corp.	155	7
* Exide Technologies	578	7
Ambassadors Group Inc.	598	6
* hhgregg Inc.	412	6
* Global Sources Ltd.	513	6
Ethan Allen Interiors Inc.	265	6
* Drugstore.Com Inc.	2,907	6
* Coldwater Creek Inc.	1,893	6
Drew Industries Inc.	222	5
* Casual Male Retail Group Inc.	1,159	5
* Ruth's Hospitality Group Inc.	939	5
* Universal Electronics Inc.	161	4
* Bravo Brio Restaurant Group Inc.	252	4
* Jamba Inc.	1,862	4
* Lee Enterprises Inc.	1,406	4
* K-Swiss Inc. Class A	417	4
Cherokee Inc.	241	4
* Archipelago Learning Inc.	367	4
Christopher & Banks Corp.	629	4
* Leapfrog Enterprises Inc.	883	4
* Systemax Inc.	280	4
CPI Corp.	164	4
* America's Car-Mart Inc.	151	4
* Entravision Communications Corp. Class A	1,523	4
Superior Industries International Inc.	179	4
* Midas Inc.	447	3
* Martha Stewart Living Omnimedia Class A	832	3
* SuperMedia Inc.	402	3

66

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* US Auto Parts Network Inc.	411	3
* Ballantyne Strong Inc.	444	3
HOT Topic Inc.	586	3
* Carrols Restaurant Group Inc.	389	3
* Genesco Inc.	77	3
* Playboy Enterprises Inc. Class B	473	3
RG Barry Corp.	265	3
Sonic Automotive Inc. Class A	199	3
* ReachLocal Inc.	150	3
Einstein Noah Restaurant Group Inc.	176	3
Stein Mart Inc.	344	3
* Culp Inc.	277	3
Winmark Corp.	75	3
* Tower International Inc.	160	3
Weyco Group Inc.	107	3
* Warner Music Group Corp.	432	3
Lacrosse Footwear Inc.	146	3
* Summer Infant Inc.	337	2
Churchill Downs Inc.	57	2
* Marine Products Corp.	311	2
* Caribou Coffee Co. Inc.	227	2
* Orbitz Worldwide Inc.	618	2
* Biglari Holdings Inc.	5	2
* Morgans Hotel Group Co.	238	2
* Bon-Ton Stores Inc.	128	2
* McCormick & Schmick's Seafood Restaurants Inc.	188	2
* Body Central Corp.	111	2
National American University Holdings Inc.	244	2
Learning Tree International Inc.	193	2
* La-Z-Boy Inc.	176	2
* Cavco Industries Inc.	41	2
American Greetings Corp. Class A	77	2
Standard Motor Products Inc.	143	2
* Sealy Corp.	575	2
Blyth Inc.	48	2
* Cambium Learning Group Inc.	445	2
* Core-Mark Holding Co. Inc.	45	2
* Pinnacle Entertainment Inc.	113	1
* Joe's Jeans Inc.	1,330	1
Sinclair Broadcast Group Inc. Class A	104	1
* Shoe Carnival Inc.	51	1
* Gordmans Stores Inc.	87	1
* Carmike Cinemas Inc.	176	1
* RC2 Corp.	57	1
Bebe Stores Inc.	194	1
* Westwood One Inc.	164	1
* Journal Communications Inc. Class A	176	1
Lithia Motors Inc. Class A	71	1
* CKX Inc.	298	1
* Media General Inc. Class A	143	1
* Kenneth Cole Productions Inc. Class A	75	1
Shiloh Industries Inc.	81	1
Haverty Furniture Cos. Inc.	71	1
* LodgeNet Interactive Corp.	242	1

67

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Vitacost.com Inc.	148	1
* Monarch Casino & Resort Inc.	75	1
PRIMEDIA Inc.	158	1
* Kid Brands Inc.	77	1
* Cumulus Media Inc. Class A	134	1
* Empire Resorts Inc.	795	1
* Beasley Broadcasting Group Inc. Class A	102	1
* Perry Ellis International Inc.	21	1
Value Line Inc.	42	1
* Multimedia Games Inc.	101	1
* Princeton Review Inc.	584	1
* Dex One Corp.	98	1
* Nexstar Broadcasting Group Inc. Class A	65	—
* LIN TV Corp. Class A	72	—
* Crown Media Holdings Inc. Class A	152	—
* New York & Co. Inc.	51	—
* Isle of Capri Casinos Inc.	36	—
* Delta Apparel Inc.	18	—
* Conn's Inc.	38	—
* American Apparel Inc.	134	—
* 1-800-Flowers.com Inc. Class A	45	—
		3,331
Consumer Staples (2.9%)
* United Natural Foods Inc.	1,519	64
Nu Skin Enterprises Inc. Class A	1,560	50
Lancaster Colony Corp.	616	36
Diamond Foods Inc.	693	35
* Darling International Inc.	2,505	35
Ruddick Corp.	732	27
Sanderson Farms Inc.	647	27
* Boston Beer Co. Inc. Class A	271	25
WD-40 Co.	493	20
Tootsie Roll Industries Inc.	681	19
J&J Snack Foods Corp.	432	19
Casey's General Stores Inc.	454	19
Pricesmart Inc.	495	18
* Heckmann Corp.	2,781	16
Vector Group Ltd.	938	16
Snyders-Lance Inc.	810	15
B&G Foods Inc. Class A	827	12
Cal-Maine Foods Inc.	399	11
* Medifast Inc.	423	10
Inter Parfums Inc.	447	8
Calavo Growers Inc.	344	8
Coca-Cola Bottling Co. Consolidated	131	8
* Synutra International Inc.	599	7
* Fresh Market Inc.	161	7
* USANA Health Sciences Inc.	188	7
Limoneira Co.	254	6
* Star Scientific Inc.	3,023	5
* Pilgrim's Pride Corp.	669	5
National Beverage Corp.	349	4
* Smart Balance Inc.	903	4
Arden Group Inc.	38	3

68

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
Village Super Market Inc. Class A	95	3
Female Health Co.	559	3
* Revlon Inc. Class A	164	2
* Primo Water Corp.	171	2
* Nature's Sunshine Products Inc.	238	2
* Rite Aid Corp.	1,328	2
* Lifeway Foods Inc.	152	1
Alico Inc.	39	1
* Pantry Inc.	54	1
Schiff Nutrition International Inc.	99	1
Bridgford Foods Corp.	56	1
Oil-Dri Corp. of America	29	1
* Susser Holdings Corp.	36	—
MGP Ingredients Inc.	53	—
Farmer Bros Co.	12	—
		566
Energy (5.7%)
* Brigham Exploration Co.	3,684	135
* Dril-Quip Inc.	1,071	82
* Energy XXI Bermuda Ltd.	2,323	80
CARBO Ceramics Inc.	605	75
Lufkin Industries Inc.	948	74
* Northern Oil and Gas Inc.	1,714	54
* McMoRan Exploration Co.	3,035	53
* ION Geophysical Corp.	4,041	52
World Fuel Services Corp.	1,199	50
* Rosetta Resources Inc.	1,027	47
* Carrizo Oil & Gas Inc.	1,104	41
* Kodiak Oil & Gas Corp.	5,297	40
RPC Inc.	1,383	27
* Oasis Petroleum Inc.	750	26
* Gulfport Energy Corp.	848	25
Apco Oil and Gas International Inc.	286	23
* Clean Energy Fuels Corp.	1,444	20
* Clayton Williams Energy Inc.	166	18
* FX Energy Inc.	1,356	16
* TransAtlantic Petroleum Ltd.	4,614	15
Contango Oil & Gas Co.	242	15
* James River Coal Co.	703	15
* Magnum Hunter Resources Corp.	1,872	13
* OYO Geospace Corp.	119	12
* Uranium Energy Corp.	1,898	11
* Callon Petroleum Co.	1,199	10
* Endeavour International Corp.	701	9
Houston American Energy Corp.	565	9
* Rentech Inc.	6,758	9
* Cheniere Energy Inc.	650	7
Panhandle Oil and Gas Inc. Class A	224	6
* Abraxas Petroleum Corp.	922	5
* BPZ Resources Inc.	724	5
* Scorpio Tankers Inc.	452	5
* L&L Energy Inc.	575	4
* Cloud Peak Energy Inc.	200	4
* Evolution Petroleum Corp.	462	4

69

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Tetra Technologies Inc.	259	4
* Key Energy Services Inc.	228	4
* Syntroleum Corp.	2,171	3
* Petroquest Energy Inc.	398	3
* Amyris Inc.	99	3
* Stone Energy Corp.	96	3
* RAM Energy Resources Inc.	1,594	3
* CAMAC Energy Inc.	1,569	3
* Venoco Inc.	143	3
* Isramco Inc.	36	2
* Rex Energy Corp.	167	2
* Resolute Energy Corp.	104	2
* Matrix Service Co.	128	2
* Warren Resources Inc.	352	2
W&T Offshore Inc.	66	2
* Vaalco Energy Inc.	187	1
Golar LNG Ltd.	71	1
* Newpark Resources Inc.	193	1
Hallador Energy Co.	107	1
		1,141
Financials (4.9%)
* Stifel Financial Corp.	979	70
* Signature Bank	1,293	67
* Portfolio Recovery Associates Inc.	540	45
Mid-America Apartment Communities Inc.	642	42
Tanger Factory Outlet Centers	1,477	39
* Ezcorp Inc. Class A	1,360	39
Equity Lifestyle Properties Inc.	550	32
* First Cash Financial Services Inc.	961	32
Potlatch Corp.	666	26
* Dollar Financial Corp.	1,144	25
Home Properties Inc.	394	23
optionsXpress Holdings Inc.	1,323	21
Westamerica Bancorporation	408	21
KBW Inc.	754	19
MarketAxess Holdings Inc.	867	19
EastGroup Properties Inc.	376	17
BGC Partners Inc. Class A	1,787	17
Alexander's Inc.	42	17
Evercore Partners Inc. Class A	465	16
Washington Real Estate Investment Trust	510	16
National Health Investors Inc.	328	16
* World Acceptance Corp.	256	15
Tower Group Inc.	544	15
Omega Healthcare Investors Inc.	611	15
First Financial Bankshares Inc.	286	14
Duff & Phelps Corp. Class A	855	14
Cash America International Inc.	304	13
Cohen & Steers Inc.	441	13
Artio Global Investors Inc. Class A	787	13
* Credit Acceptance Corp.	176	12
DuPont Fabros Technology Inc.	477	12
Associated Estates Realty Corp.	716	12
* FelCor Lodging Trust Inc.	1,478	11

70

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Financial Engines Inc.	405	10
Getty Realty Corp.	332	10
* eHealth Inc.	709	9
* Virtus Investment Partners Inc.	146	9
* Encore Capital Group Inc.	301	8
Universal Health Realty Income Trust	182	7
PS Business Parks Inc.	113	7
* Strategic Hotels & Resorts Inc.	1,092	7
Oritani Financial Corp.	534	7
* Kennedy-Wilson Holdings Inc.	611	7
* Netspend Holdings Inc.	483	6
Westwood Holdings Group Inc.	167	6
GAMCO Investors Inc.	131	6
GFI Group Inc.	1,213	6
Saul Centers Inc.	131	6
Epoch Holding Corp.	381	6
Diamond Hill Investment Group Inc.	69	5
Acadia Realty Trust	256	5
* HFF Inc. Class A	355	5
LTC Properties Inc.	143	4
* CNO Financial Group Inc.	571	4
* Tejon Ranch Co.	140	4
* Crawford & Co. Class B	748	3
Equity One Inc.	168	3
First American Financial Corp.	196	3
* Ladenburg Thalmann Financial Services Inc.	2,858	3
* Investors Bancorp Inc.	206	3
* BankUnited Inc.	96	3
Bank of the Ozarks Inc.	56	2
* Gleacher & Co. Inc.	1,202	2
* TradeStation Group Inc.	328	2
ViewPoint Financial Group	162	2
Life Partners Holdings Inc.	255	2
Compass Diversified Holdings	114	2
Pzena Investment Management Inc. Class A	240	2
Suffolk Bancorp	87	2
Urstadt Biddle Properties Inc. Class A	90	2
Nelnet Inc. Class A	72	2
Bridge Bancorp Inc.	66	1
Campus Crest Communities Inc.	99	1
SY Bancorp Inc.	54	1
* Safeguard Scientifics Inc.	63	1
Coresite Realty Corp.	74	1
* Internet Capital Group Inc.	83	1
Advance America Cash Advance Centers Inc.	206	1
* Rodman & Renshaw Capital Group Inc.	449	1
Trustco Bank Corp. NY	125	1
MVC Capital Inc.	48	1
Hudson Pacific Properties Inc.	45	1
* NewStar Financial Inc.	63	1
Arrow Financial Corp.	18	—
JMP Group Inc.	38	—
* CompuCredit Holdings Corp.	42	—

71

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Heritage Financial Group Inc.	11	—
		972
Health Care (18.4%)
* Onyx Pharmaceuticals Inc.	1,980	70
* Healthsouth Corp.	2,792	68
* Dionex Corp.	558	66
* HMS Holdings Corp.	860	65
STERIS Corp.	1,776	60
* Salix Pharmaceuticals Ltd.	1,798	60
* Catalyst Health Solutions Inc.	1,201	54
* Sirona Dental Systems Inc.	1,062	54
* InterMune Inc.	1,439	53
* American Medical Systems Holdings Inc.	2,389	52
* Pharmasset Inc.	1,009	50
* Cepheid Inc.	1,887	50
Masimo Corp.	1,644	50
Owens & Minor Inc.	1,578	49
* Haemonetics Corp.	796	49
Quality Systems Inc.	598	48
* athenahealth Inc.	1,050	48
Chemed Corp.	724	47
* PSS World Medical Inc.	1,815	47
* Theravance Inc.	1,981	45
* Bruker Corp.	2,306	44
* Seattle Genetics Inc.	2,951	44
* Parexel International Corp.	1,855	44
West Pharmaceutical Services Inc.	1,056	43
* Immucor Inc.	2,217	43
* Volcano Corp.	1,594	42
* Cubist Pharmaceuticals Inc.	1,852	41
* Align Technology Inc.	1,885	39
* Incyte Corp. Ltd.	2,787	38
* Impax Laboratories Inc.	1,781	37
* Nektar Therapeutics	3,581	34
* Integra LifeSciences Holdings Corp.	670	34
* NuVasive Inc.	1,245	33
* Amedisys Inc.	910	33
* Zoll Medical Corp.	684	32
* Auxilium Pharmaceuticals Inc.	1,329	30
* Arthrocare Corp.	860	30
* Cyberonics Inc.	886	29
* DexCom Inc.	1,942	28
Meridian Bioscience Inc.	1,297	28
* Isis Pharmaceuticals Inc.	3,006	27
* MWI Veterinary Supply Inc.	393	27
* Neogen Corp.	720	27
* Acorda Therapeutics Inc.	1,233	26
* HeartWare International Inc.	298	25
* Insulet Corp.	1,376	24
PDL BioPharma Inc.	4,376	24
* Ariad Pharmaceuticals Inc.	4,001	24
* Questcor Pharmaceuticals Inc.	1,762	23
* Exelixis Inc.	1,824	23
* Luminex Corp.	1,174	22

72

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Targacept Inc.	748	21
* Air Methods Corp.	358	21
* IPC The Hospitalist Co. Inc.	509	21
* Savient Pharmaceuticals Inc.	2,116	20
* Sunrise Senior Living Inc.	1,750	20
* MAKO Surgical Corp.	963	20
* MedAssets Inc.	1,373	19
* Momenta Pharmaceuticals Inc.	1,394	19
* Vivus Inc.	2,534	19
* Sequenom Inc.	3,126	19
* Immunogen Inc.	2,123	19
* Geron Corp.	3,857	19
Landauer Inc.	295	19
* Medivation Inc.	1,065	18
* Abaxis Inc.	692	18
* Micromet Inc.	2,865	18
* Orthofix International NV	551	17
* Halozyme Therapeutics Inc.	2,474	17
* Accuray Inc.	1,721	17
* Emeritus Corp.	708	17
Computer Programs & Systems Inc.	307	17
* NxStage Medical Inc.	795	16
* NPS Pharmaceuticals Inc.	2,096	16
* Medicines Co.	919	16
* Bio-Reference Labs Inc.	751	16
Analogic Corp.	289	16
* SonoSite Inc.	434	16
* Medidata Solutions Inc.	590	15
* Optimer Pharmaceuticals Inc.	1,270	15
* LHC Group Inc.	489	15
* SIGA Technologies Inc.	1,085	15
* Natus Medical Inc.	892	14
* Depomed Inc.	1,642	14
* Omnicell Inc.	1,019	14
* Conceptus Inc.	972	14
* Merit Medical Systems Inc.	800	14
* Opko Health Inc.	2,776	13
Ensign Group Inc.	426	13
* Emergent Biosolutions Inc.	609	13
* Alnylam Pharmaceuticals Inc.	1,141	13
* Ardea Biosciences Inc.	472	13
* ABIOMED Inc.	980	12
* Wright Medical Group Inc.	766	12
* AMAG Pharmaceuticals Inc.	658	12
* AMERIGROUP Corp.	211	12
* Alkermes Inc.	826	12
* Sangamo Biosciences Inc.	1,414	12
* ZIOPHARM Oncology Inc.	1,880	11
* Rigel Pharmaceuticals Inc.	1,628	11
* Clinical Data Inc.	367	11
* Hanger Orthopedic Group Inc.	414	11
* AVANIR Pharmaceuticals Inc.	2,937	11
* Genomic Health Inc.	438	11
* Jazz Pharmaceuticals Inc.	441	11

73

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Corvel Corp.	218	11
* Spectrum Pharmaceuticals Inc.	1,551	11
* Neurocrine Biosciences Inc.	1,536	10
* Quidel Corp.	784	10
* Enzon Pharmaceuticals Inc.	962	10
* OraSure Technologies Inc.	1,448	10
* Almost Family Inc.	256	10
* Molina Healthcare Inc.	283	10
* Arqule Inc.	1,552	10
* eResearchTechnology Inc.	1,529	10
* Akorn Inc.	1,730	10
* Caliper Life Sciences Inc.	1,405	9
* Endologix Inc.	1,525	9
* Dynavax Technologies Corp.	3,014	9
Atrion Corp.	51	9
* Rural/Metro Corp.	599	9
* Delcath Systems Inc.	1,368	9
* Team Health Holdings Inc.	480	9
* Durect Corp.	2,719	9
* Cytori Therapeutics Inc.	1,502	9
* Gentiva Health Services Inc.	305	9
* Allos Therapeutics Inc.	2,463	8
* MAP Pharmaceuticals Inc.	506	8
* Merge Healthcare Inc.	1,618	8
* Exact Sciences Corp.	1,453	8
* MannKind Corp.	2,087	8
* Nabi Biopharmaceuticals	1,354	8
Pain Therapeutics Inc.	1,112	8
* Metabolix Inc.	837	8
* BioMimetic Therapeutics Inc.	563	8
* Immunomedics Inc.	2,057	8
* Inspire Pharmaceuticals Inc.	1,864	8
* Accretive Health Inc.	364	7
* Ironwood Pharmaceuticals Inc.	605	7
* Curis Inc.	2,370	7
* Novavax Inc.	2,832	7
* Cadence Pharmaceuticals Inc.	978	7
* XenoPort Inc.	990	7
* Unilife Corp.	1,516	7
* Pharmacyclics Inc.	1,364	7
* Synovis Life Technologies Inc.	354	7
* AVI BioPharma Inc.	3,458	7
* Providence Service Corp.	405	7
* Ligand Pharmaceuticals Inc. Class B	613	7
* Pacific Biosciences of California Inc.	422	7
* Staar Surgical Co.	1,093	7
* Hi-Tech Pharmacal Co. Inc.	283	7
* Vanda Pharmaceuticals Inc.	873	6
* Arena Pharmaceuticals Inc.	3,952	6
* Keryx Biopharmaceuticals Inc.	1,599	6
* Kensey Nash Corp.	237	6
* Metropolitan Health Networks Inc.	1,251	6
* Chelsea Therapeutics International Ltd.	1,497	6
* Obagi Medical Products Inc.	536	6

74

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Transcend Services Inc.	286	6
* US Physical Therapy Inc.	298	6
* ExamWorks Group Inc.	279	6
* Biosante Pharmaceuticals Inc.	2,682	6
* Vascular Solutions Inc.	524	6
* Biotime Inc.	809	6
* Cerus Corp.	1,571	5
* Palomar Medical Technologies Inc.	336	5
* Dyax Corp.	3,062	5
* Santarus Inc.	1,642	5
* RehabCare Group Inc.	140	5
* Sciclone Pharmaceuticals Inc.	1,168	5
* IRIS International Inc.	509	5
America Service Group Inc.	282	5
* Spectranetics Corp.	1,037	5
* AVEO Pharmaceuticals Inc.	362	5
* Orthovita Inc.	2,089	5
* Vital Images Inc.	328	5
* Vical Inc.	2,325	5
* Peregrine Pharmaceuticals Inc.	2,108	5
* Array Biopharma Inc.	1,664	5
* AMN Healthcare Services Inc.	608	5
* Zalicus Inc.	2,060	4
* PharMerica Corp.	369	4
* Pozen Inc.	832	4
* LCA-Vision Inc.	584	4
* SurModics Inc.	316	4
* Affymax Inc.	644	4
* Lexicon Pharmaceuticals Inc.	2,094	4
* Furiex Pharmaceuticals Inc.	242	4
* Enzo Biochem Inc.	933	4
* Codexis Inc.	375	4
* Syneron Medical Ltd.	268	4
* BioCryst Pharmaceuticals Inc.	905	4
* Celldex Therapeutics Inc.	995	4
* Synta Pharmaceuticals Corp.	699	4
* Continucare Corp.	685	4
* Omeros Corp.	587	4
* BioScrip Inc.	898	4
* Idenix Pharmaceuticals Inc.	1,119	4
* Stereotaxis Inc.	949	4
* Somaxon Pharmaceuticals Inc.	1,215	4
* StemCells Inc.	3,944	4
* ICU Medical Inc.	87	4
* Inhibitex Inc.	1,542	4
* Progenics Pharmaceuticals Inc.	633	4
* Alliance HealthCare Services Inc.	861	4
* Osiris Therapeutics Inc.	527	4
* Corcept Therapeutics Inc.	934	3
* Antares Pharma Inc.	2,207	3
* Exactech Inc.	179	3
* Biospecifics Technologies Corp.	125	3
* Nymox Pharmaceutical Corp.	510	3
* Alphatec Holdings Inc.	1,237	3

75

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* CytRx Corp.	3,419	3
* Chindex International Inc.	181	3
MedQuist Inc.	354	3
* Orexigen Therapeutics Inc.	951	3
* Rochester Medical Corp.	292	3
* Neuralstem Inc.	1,442	3
* Hansen Medical Inc.	1,332	3
* Anacor Pharmaceuticals Inc.	346	3
* Aegerion Pharmaceuticals Inc.	160	2
* Cumberland Pharmaceuticals Inc.	387	2
* Pure Bioscience	1,138	2
* Cytokinetics Inc.	1,340	2
* MELA Sciences Inc.	790	2
Young Innovations Inc.	62	2
* PDI Inc.	224	2
* Infinity Pharmaceuticals Inc.	322	2
National Research Corp.	56	2
* TomoTherapy Inc.	509	2
* Inovio Pharmaceuticals Inc.	1,505	2
* Nanosphere Inc.	533	2
* Solta Medical Inc.	548	2
* Alexza Pharmaceuticals Inc.	1,369	2
* Alimera Sciences Inc.	205	2
Invacare Corp.	54	2
* Aoxing Pharmaceutical Co. Inc.	757	2
* Biodel Inc.	674	1
* NeurogesX Inc.	346	1
* Celera Corp.	206	1
* Neostem Inc.	925	1
* Complete Genomics Inc.	176	1
* Affymetrix Inc.	229	1
* Transcept Pharmaceuticals Inc.	125	1
* Anthera Pharmaceuticals Inc.	179	1
* Acura Pharmaceuticals Inc.	289	1
* CardioNet Inc.	188	1
* Zogenix Inc.	217	1
* NuPathe Inc.	90	1
* AspenBio Pharma Inc.	1,119	1
* Lannett Co. Inc.	106	1
* CryoLife Inc.	86	—
* American Dental Partners Inc.	30	—
Maxygen Inc.	92	—
* SuperGen Inc.	122	—
* Kendle International Inc.	27	—
* RTI Biologics Inc.	98	—
* Cutera Inc.	27	—
* Allied Healthcare International Inc.	98	—
* DynaVox Inc. Class A	35	—
* Caraco Pharmaceutical Laboratories Ltd.	23	—
* Sucampo Pharmaceuticals Inc. Class A	18	—
		3,665
Industrials (16.6%)
Nordson Corp.	1,077	117
Acuity Brands Inc.	1,373	78

76

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* GrafTech International Ltd.	3,801	76
* Clean Harbors Inc.	731	67
* Genesee & Wyoming Inc. Class A	1,226	64
Woodward Inc.	1,925	63
CLARCOR Inc.	1,491	61
Actuant Corp. Class A	2,151	61
Watsco Inc.	882	57
Belden Inc.	1,481	54
* ArvinMeritor Inc.	2,975	53
HEICO Corp.	929	51
* Avis Budget Group Inc.	3,256	50
Herman Miller Inc.	1,807	49
* Dollar Thrifty Automotive Group Inc.	908	48
* Middleby Corp.	528	47
* Hexcel Corp.	2,529	47
* Tetra Tech Inc.	1,956	46
HNI Corp.	1,435	46
Corporate Executive Board Co.	1,087	44
AO Smith Corp.	1,073	43
Applied Industrial Technologies Inc.	1,343	43
* American Superconductor Corp.	1,612	43
Kaydon Corp.	1,063	42
* HUB Group Inc. Class A	1,186	41
* II-VI Inc.	798	41
* Polypore International Inc.	694	41
Rollins Inc.	2,044	40
Brink's Co.	1,284	40
Deluxe Corp.	1,532	39
* CoStar Group Inc.	658	37
Healthcare Services Group Inc.	2,089	37
* Old Dominion Freight Line Inc.	1,200	37
Knight Transportation Inc.	1,889	35
Simpson Manufacturing Co. Inc.	1,174	34
* United Stationers Inc.	485	33
* Acacia Research - Acacia Technologies	1,081	32
* GeoEye Inc.	704	31
Knoll Inc.	1,498	31
* Beacon Roofing Supply Inc.	1,452	31
Barnes Group Inc.	1,366	29
Franklin Electric Co. Inc.	682	29
* 3D Systems Corp.	582	29
Resources Connection Inc.	1,476	29
* DigitalGlobe Inc.	881	28
Lindsay Corp.	399	28
Raven Industries Inc.	519	28
* Insituform Technologies Inc. Class A	1,077	28
Forward Air Corp.	927	28
* Geo Group Inc.	1,077	27
Interface Inc. Class A	1,613	27
Heartland Express Inc.	1,612	27
American Science & Engineering Inc.	283	27
* RBC Bearings Inc.	695	25
* Advisory Board Co.	485	25
Tennant Co.	592	24

77

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Blount International Inc.	1,499	23
Mine Safety Appliances Co.	611	22
* A123 Systems Inc.	2,275	22
NACCO Industries Inc. Class A	167	21
Administaff Inc.	682	20
Allegiant Travel Co. Class A	477	20
Briggs & Stratton Corp.	976	20
National Presto Industries Inc.	154	20
Badger Meter Inc.	469	18
Mueller Water Products Inc. Class A	4,522	18
* Altra Holdings Inc.	840	18
* Kforce Inc.	963	17
John Bean Technologies Corp.	882	17
* Colfax Corp.	754	17
* Teledyne Technologies Inc.	310	16
* Exponent Inc.	409	16
* Consolidated Graphics Inc.	292	16
AZZ Inc.	366	16
* EnerSys	432	15
* Aerovironment Inc.	518	15
* Trex Co. Inc.	484	15
Gorman-Rupp Co.	382	14
Sun Hydraulics Corp.	391	14
* TrueBlue Inc.	874	14
Kaman Corp.	435	14
* Satcon Technology Corp.	3,624	13
* Orbital Sciences Corp.	740	13
* EnerNOC Inc.	617	12
AAON Inc.	387	12
ABM Industries Inc.	441	12
* Capstone Turbine Corp.	7,536	11
* Sauer-Danfoss Inc.	363	11
* EnPro Industries Inc.	271	11
Cubic Corp.	212	11
Textainer Group Holdings Ltd.	298	11
* Orion Marine Group Inc.	842	10
* PMFG Inc.	548	10
* Trimas Corp.	471	10
* Cenveo Inc.	1,724	10
Vicor Corp.	611	9
* NCI Building Systems Inc.	646	9
US Ecology Inc.	534	9
* Standard Parking Corp.	486	9
McGrath Rentcorp	307	8
* Furmanite Corp.	1,025	7
Houston Wire & Cable Co.	556	7
* Taser International Inc.	1,961	7
* Ener1 Inc.	1,981	7
* Mistras Group Inc.	453	7
* Hudson Highland Group Inc.	1,007	7
Graham Corp.	309	7
* FuelCell Energy Inc.	3,548	6
* Innerworkings Inc.	745	6
* Huron Consulting Group Inc.	217	6

78

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Pacer International Inc.	1,095	6
* Astronics Corp.	274	6
* APAC Customer Services Inc.	997	6
* Casella Waste Systems Inc. Class A	781	6
* Celadon Group Inc.	389	6
* Advanced Battery Technologies Inc.	1,434	6
* DXP Enterprises Inc.	259	6
* Park-Ohio Holdings Corp.	245	5
Schawk Inc. Class A	299	5
Mueller Industries Inc.	159	5
* Dolan Co.	412	5
* LaBarge Inc.	325	5
Great Lakes Dredge & Dock Corp.	644	5
* Flow International Corp.	1,260	5
Quanex Building Products Corp.	247	5
Werner Enterprises Inc.	196	5
* CBIZ Inc.	649	5
Dynamic Materials Corp.	167	4
* PowerSecure International Inc.	572	4
* Higher One Holdings Inc.	223	4
* ICF International Inc.	184	4
Titan International Inc.	173	4
TAL International Group Inc.	119	4
* Xerium Technologies Inc.	191	4
* Generac Holdings Inc.	218	4
Albany International Corp.	161	4
* Energy Recovery Inc.	1,144	4
* Alaska Air Group Inc.	63	4
* Keyw Holding Corp.	252	4
* UQM Technologies Inc.	1,129	3
* Navigant Consulting Inc.	366	3
Watts Water Technologies Inc. Class A	87	3
* Franklin Covey Co.	411	3
* Titan Machinery Inc.	128	3
* School Specialty Inc.	211	3
* SFN Group Inc.	218	3
* Roadrunner Transportation Systems Inc.	202	3
* SYKES Enterprises Inc.	147	3
Ennis Inc.	167	3
* Kadant Inc.	104	3
Steelcase Inc. Class A	278	3
* CAI International Inc.	122	3
* Hawaiian Holdings Inc.	386	3
Standex International Corp.	72	3
Barrett Business Services Inc.	167	2
* MYR Group Inc.	90	2
* Applied Energetics Inc.	2,430	2
* Ameresco Inc. Class A	140	2
* Interline Brands Inc.	92	2
Viad Corp.	85	2
Standard Register Co.	560	2
* Korn/Ferry International	83	2
* Kelly Services Inc. Class A	89	2
VSE Corp.	66	2

79

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Coleman Cable Inc.	235	2
Marten Transport Ltd.	74	2
* CRA International Inc.	60	2
* GP Strategies Corp.	131	2
* American Reprographics Co.	164	1
* BlueLinx Holdings Inc.	343	1
* On Assignment Inc.	122	1
Heidrick & Struggles International Inc.	45	1
CIRCOR International Inc.	30	1
* Broadwind Energy Inc.	736	1
Twin Disc Inc.	36	1
* Team Inc.	44	1
* Omega Flex Inc.	86	1
Tredegar Corp.	57	1
* Hill International Inc.	185	1
* Michael Baker Corp.	30	1
* Global Defense Technology & Systems Inc.	57	1
* Quality Distribution Inc.	86	1
CDI Corp.	54	1
Ampco-Pittsburgh Corp.	26	1
Primoris Services Corp.	78	1
* GenCorp Inc.	117	1
* Builders FirstSource Inc.	226	1
SeaCube Container Leasing Ltd.	34	1
* PGT Inc.	187	—
* M&F Worldwide Corp.	18	—
Compx International Inc.	29	—
Preformed Line Products Co.	6	—
American Woodmark Corp.	21	—
* Argan Inc.	42	—
Insteel Industries Inc.	30	—
Multi-Color Corp.	20	—
Alamo Group Inc.	12	—
Met-Pro Corp.	30	—
* Patriot Transportation Holding Inc.	9	—
* Hoku Corp.	48	—
* LECG Corp.	104	—
		3,307
Information Technology (28.8%)
* Riverbed Technology Inc.	4,222	174
* TIBCO Software Inc.	5,256	129
* VeriFone Systems Inc.	2,694	122
* Rackspace Hosting Inc.	3,057	113
* Acme Packet Inc.	1,481	111
* Finisar Corp.	2,566	105
ADTRAN Inc.	1,961	89
* Ariba Inc.	2,843	88
* Parametric Technology Corp.	3,682	87
Jack Henry & Associates Inc.	2,692	86
* Netlogic Microsystems Inc.	1,981	82
* Aruba Networks Inc.	2,439	74
* SuccessFactors Inc.	1,990	72
* TriQuint Semiconductor Inc.	4,909	70
InterDigital Inc.	1,393	66

80

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Concur Technologies Inc.	1,271	66
* RF Micro Devices Inc.	8,480	64
* Wright Express Corp.	1,228	63
* Progress Software Corp.	2,117	62
* Veeco Instruments Inc.	1,283	61
* Cavium Networks Inc.	1,405	61
* Fortinet Inc.	1,329	54
Plantronics Inc.	1,526	53
* Hittite Microwave Corp.	865	53
* Cirrus Logic Inc.	2,198	51
* CommVault Systems Inc.	1,370	50
* IPG Photonics Corp.	825	47
* Semtech Corp.	1,968	47
* Quest Software Inc.	1,723	46
* Lawson Software Inc.	4,404	45
* OpenTable Inc.	502	45
* GSI Commerce Inc.	2,098	44
* Ultimate Software Group Inc.	792	42
MAXIMUS Inc.	556	41
* Omnivision Technologies Inc.	1,341	41
* Taleo Corp. Class A	1,262	41
* Plexus Corp.	1,283	40
* Universal Display Corp.	958	40
* Sanmina-SCI Corp.	2,525	39
* SAVVIS Inc.	1,194	39
Sapient Corp.	3,271	39
* Blackboard Inc.	1,083	38
Blackbaud Inc.	1,423	38
* TiVo Inc.	3,669	38
* Acxiom Corp.	2,171	37
* Blue Coat Systems Inc.	1,322	37
* Netgear Inc.	1,118	37
* Terremark Worldwide Inc.	1,852	35
* Coherent Inc.	556	34
* ACI Worldwide Inc.	1,086	34
* Synaptics Inc.	1,078	32
Littelfuse Inc.	599	32
Anixter International Inc.	441	32
* Diodes Inc.	1,082	31
Power Integrations Inc.	785	31
* MicroStrategy Inc. Class A	263	31
* Aspen Technology Inc.	1,986	30
* ValueClick Inc.	2,016	30
* Stratasys Inc.	655	30
* Advent Software Inc.	1,008	29
* j2 Global Communications Inc.	999	29
* Brightpoint Inc.	2,249	28
* Mantech International Corp. Class A	650	28
Cognex Corp.	1,002	28
* Oclaro Inc.	1,579	28
* Websense Inc.	1,281	27
* STEC Inc.	1,303	27
* DG FastChannel Inc.	802	27
* Constant Contact Inc.	912	26

81

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Loral Space & Communications Inc.	345	26
* DTS Inc.	557	25
* Synchronoss Technologies Inc.	735	25
* Ebix Inc.	954	25
* SolarWinds Inc.	1,119	25
* Amkor Technology Inc.	3,358	25
* Netscout Systems Inc.	980	25
* Lattice Semiconductor Corp.	3,634	24
* Mentor Graphics Corp.	1,477	24
* Integrated Device Technology Inc.	3,020	23
* Sourcefire Inc.	861	23
Heartland Payment Systems Inc.	1,186	23
* Bottomline Technologies Inc.	1,048	23
* Manhattan Associates Inc.	712	23
MTS Systems Corp.	490	23
* Microsemi Corp.	989	22
Syntel Inc.	413	22
* Applied Micro Circuits Corp.	2,051	22
Micrel Inc.	1,594	21
* DealerTrack Holdings Inc.	1,061	21
* Kulicke & Soffa Industries Inc.	2,198	21
* TeleTech Holdings Inc.	897	20
Pegasystems Inc.	507	20
* Infinera Corp.	2,546	20
* Tyler Technologies Inc.	919	20
* Unisys Corp.	540	20
MKS Instruments Inc.	655	20
* Volterra Semiconductor Corp.	776	20
* comScore Inc.	710	20
* Ancestry.com Inc.	593	20
* MIPS Technologies Inc. Class A	1,580	19
* Ixia	1,086	19
* Entropic Communications Inc.	2,040	19
* GT Solar International Inc.	1,710	18
* RightNow Technologies Inc.	679	18
* FARO Technologies Inc.	506	18
* Power-One Inc.	2,189	18
* Radiant Systems Inc.	1,036	18
NIC Inc.	1,749	18
* NetSuite Inc.	574	17
* LogMeIn Inc.	471	17
* Quantum Corp.	6,476	17
Forrester Research Inc.	456	17
* Kenexa Corp.	709	16
* Sonus Networks Inc.	5,375	16
* Cardtronics Inc.	845	16
* Tessera Technologies Inc.	909	16
* Viasat Inc.	378	16
* Rofin-Sinar Technologies Inc.	405	16
* Monolithic Power Systems Inc.	1,013	16
* TNS Inc.	817	15
* Brooks Automation Inc.	1,195	15
* Maxwell Technologies Inc.	828	15
* Ultratech Inc.	605	15

82

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Silicon Image Inc.	1,832	15
* Hypercom Corp.	1,444	14
* OSI Systems Inc.	378	14
Opnet Technologies Inc.	417	14
* Interactive Intelligence Inc.	408	14
* Ceva Inc.	614	14
* LivePerson Inc.	1,395	14
* LTX-Credence Corp.	1,534	14
* Magma Design Automation Inc.	2,055	14
iGate Corp.	742	13
VirnetX Holding Corp.	1,105	13
* Vocus Inc.	525	13
Park Electrochemical Corp.	399	13
* Xyratex Ltd.	945	12
* KIT Digital Inc.	894	12
* Cymer Inc.	229	12
* Advanced Energy Industries Inc.	718	12
* Super Micro Computer Inc.	766	12
* Entegris Inc.	1,305	11
* Rubicon Technology Inc.	497	11
* FEI Co.	322	11
* Checkpoint Systems Inc.	489	11
* ExlService Holdings Inc.	477	11
* Move Inc.	4,887	10
Cass Information Systems Inc.	263	10
* TTM Technologies Inc.	584	10
* Intermec Inc.	912	10
* Rudolph Technologies Inc.	918	10
* Arris Group Inc.	763	10
* Nanometrics Inc.	558	10
* Wave Systems Corp. Class A	2,509	10
* CSG Systems International Inc.	498	10
* Epicor Software Corp.	943	10
* ShoreTel Inc.	1,411	10
* Monotype Imaging Holdings Inc.	697	9
* RealPage Inc.	375	9
* Spansion Inc. Class A	430	9
* Echelon Corp.	1,034	9
Comtech Telecommunications Corp.	328	9
* NVE Corp.	146	9
* QLIK Technologies Inc.	321	8
* Limelight Networks Inc.	1,180	8
* SS&C Technologies Holdings Inc.	418	8
* support.com Inc.	1,463	8
* Anadigics Inc.	1,502	8
* Cabot Microelectronics Corp.	167	8
* Accelrys Inc.	915	8
Methode Electronics Inc.	676	8
* Smith Micro Software Inc.	839	8
* Multi-Fineline Electronix Inc.	274	8
Pulse Electronics Corp.	1,293	8
* DemandTec Inc.	599	8
* IntraLinks Holdings Inc.	275	8
* Mindspeed Technologies Inc.	1,001	8

83

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Rogers Corp.	164	8
* JDA Software Group Inc.	247	7
* Harmonic Inc.	755	7
* Ultra Clean Holdings	678	7
* Liquidity Services Inc.	444	7
* Dice Holdings Inc.	518	7
* Integrated Silicon Solution Inc.	727	7
* Supertex Inc.	307	7
* PROS Holdings Inc.	606	7
* QuinStreet Inc.	316	7
* Lionbridge Technologies Inc.	1,867	7
* KVH Industries Inc.	468	7
* Travelzoo Inc.	173	7
* SMART Modular Technologies WWH Inc.	980	7
* Actuate Corp.	1,421	7
* LoopNet Inc.	569	7
* Oplink Communications Inc.	240	7
* Zix Corp.	1,748	7
* MoneyGram International Inc.	2,331	6
* Digimarc Corp.	212	6
* BroadSoft Inc.	179	6
* Fabrinet	215	6
* Immersion Corp.	880	6
* Insight Enterprises Inc.	340	6
* Saba Software Inc.	878	6
* VASCO Data Security International Inc.	682	6
* Conexant Systems Inc.	2,544	6
* IXYS Corp.	476	6
* Newport Corp.	352	6
* Openwave Systems Inc.	2,628	6
* Perficient Inc.	467	6
* MoSys Inc.	1,027	6
* Standard Microsystems Corp.	217	6
* Calix Inc.	317	6
* Digital River Inc.	155	5
* Knot Inc.	506	5
* Rosetta Stone Inc.	328	5
* PDF Solutions Inc.	708	5
* Microvision Inc.	2,917	5
* Global Cash Access Holdings Inc.	1,402	5
* RealD Inc.	212	5
* NCI Inc. Class A	206	5
* FSI International Inc.	1,205	5
American Software Inc. Class A	691	5
* Radisys Corp.	550	5
* THQ Inc.	787	5
Stamps.com Inc.	331	5
Renaissance Learning Inc.	412	4
* PLX Technology Inc.	1,161	4
DDi Corp.	414	4
* Deltek Inc.	580	4
* Mattson Technology Inc.	1,567	4
* GSI Technology Inc.	429	4
* CACI International Inc. Class A	68	4

84

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Comverge Inc.	788	4
* Echo Global Logistics Inc.	334	4
* Seachange International Inc.	414	4
* Virtusa Corp.	230	4
CTS Corp.	310	4
* Computer Task Group Inc.	313	4
* Meru Networks Inc.	170	4
* Inphi Corp.	150	4
United Online Inc.	587	4
* Cray Inc.	477	4
* Kopin Corp.	784	3
* Intevac Inc.	269	3
* Network Equipment Technologies Inc.	942	3
* SRS Labs Inc.	369	3
* Benchmark Electronics Inc.	173	3
* Take-Two Interactive Software Inc.	203	3
* Guidance Software Inc.	417	3
* Extreme Networks	775	3
* SRA International Inc. Class A	110	3
* AXT Inc.	402	3
* TechTarget Inc.	342	3
* Local.com Corp.	736	3
* TeleNav Inc.	253	3
* TeleCommunication Systems Inc. Class A	583	3
* MaxLinear Inc.	234	3
Daktronics Inc.	206	2
* Network Engines Inc.	1,129	2
* Viasystems Group Inc.	98	2
* Envestnet Inc.	185	2
* SPS Commerce Inc.	149	2
* Tekelec	283	2
* Spectrum Control Inc.	152	2
* Rovi Corp.	38	2
Cohu Inc.	140	2
* Presstek Inc.	860	2
* Hackett Group Inc.	560	2
* FalconStor Software Inc.	414	2
* Sigma Designs Inc.	146	2
* Motricity Inc.	128	2
* Convio Inc.	185	2
* BigBand Networks Inc.	726	2
* Online Resources Corp.	286	2
* Zoran Corp.	158	2
* Mediamind Technologies Inc.	130	2
* QAD Inc. Class A	186	2
Richardson Electronics Ltd.	128	2
* Mercury Computer Systems Inc.	86	2
* Digi International Inc.	128	1
* Tier Technologies Inc. Class B	206	1
* Energy Conversion Devices Inc.	322	1
* Electro Scientific Industries Inc.	80	1
* Zygo Corp.	84	1
* Advanced Analogic Technologies Inc.	277	1
* Infospace Inc.	143	1

85

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
Tessco Technologies Inc.	92	1
* Anaren Inc.	51	1
* ATMI Inc.	57	1
* Silicon Graphics International Corp.	65	1
EPIQ Systems Inc.	72	1
* Pericom Semiconductor Corp.	92	1
Keynote Systems Inc.	48	1
* Exar Corp.	125	1
* Axcelis Technologies Inc.	283	1
* Novatel Wireless Inc.	99	1
* ModusLink Global Solutions Inc.	80	1
* EMS Technologies Inc.	24	1
* Globecomm Systems Inc.	39	—
* Integral Systems Inc.	33	—
Bel Fuse Inc. Class B	18	—
* Stream Global Services Inc.	104	—
* Trident Microsystems Inc.	191	—
* Alpha & Omega Semiconductor Ltd.	15	—
* Ikanos Communications Inc.	138	—
* ePlus Inc.	6	—
* Agilysys Inc.	30	—
		5,736
Materials (4.9%)
* Solutia Inc.	3,831	89
* Allied Nevada Gold Corp.	2,366	72
* Rockwood Holdings Inc.	1,227	57
Globe Specialty Metals Inc.	1,951	45
NewMarket Corp.	300	38
* Stillwater Mining Co.	1,417	34
Balchem Corp.	898	32
Schweitzer-Mauduit International Inc.	583	32
Silgan Holdings Inc.	849	31
Rock-Tenn Co. Class A	425	29
* PolyOne Corp.	2,070	29
Olin Corp.	1,464	27
Koppers Holdings Inc.	657	27
* Golden Star Resources Ltd.	8,195	26
* Calgon Carbon Corp.	1,797	25
AMCOL International Corp.	748	23
* US Gold Corp.	3,136	23
* Clearwater Paper Corp.	272	22
Worthington Industries Inc.	1,088	21
Deltic Timber Corp.	337	20
* Ferro Corp.	1,183	19
Stepan Co.	244	17
* Molycorp Inc.	355	17
* LSB Industries Inc.	536	16
* STR Holdings Inc.	888	16
Arch Chemicals Inc.	429	15
* Jaguar Mining Inc.	2,634	14
* WR Grace & Co.	360	14
* General Moly Inc.	2,211	12
Zep Inc.	680	11
* Capital Gold Corp.	1,919	10

86

Vanguard® Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
* Kraton Performance Polymers Inc.	298	10
Quaker Chemical Corp.	256	10
* Omnova Solutions Inc.	1,399	10
* Senomyx Inc.	1,210	9
Hawkins Inc.	226	9
* Thompson Creek Metals Co. Inc.	553	7
Innophos Holdings Inc.	170	7
* Noranda Aluminum Holding Corp.	436	7
* Coeur d'Alene Mines Corp.	179	6
Neenah Paper Inc.	227	4
* Spartech Corp.	450	4
* RTI International Metals Inc.	125	4
* United States Lime & Minerals Inc.	81	3
KMG Chemicals Inc.	164	3
Minerals Technologies Inc.	47	3
* Metals USA Holdings Corp.	188	3
* Verso Paper Corp.	460	3
Haynes International Inc.	48	2
HB Fuller Co.	105	2
* Brush Engineered Materials Inc.	50	2
* AEP Industries Inc.	59	2
Wausau Paper Corp.	206	2
* Horsehead Holding Corp.	69	1
A Schulman Inc.	51	1
NL Industries Inc.	66	1
* Landec Corp.	137	1
* Graham Packaging Co. Inc.	41	1
		980
Telecommunication Services (1.1%)
AboveNet Inc.	715	46
* Cogent Communications Group Inc.	1,406	21
NTELOS Holdings Corp.	921	18
* Neutral Tandem Inc.	1,035	18
Alaska Communications Systems Group Inc.	1,396	14
Shenandoah Telecommunications Co.	703	12
* Cbeyond Inc.	840	12
Consolidated Communications Holdings Inc.	603	11
Atlantic Tele-Network Inc.	275	11
* Hughes Communications Inc.	173	10
* PAETEC Holding Corp.	2,695	10
* Global Crossing Ltd.	574	9
* Vonage Holdings Corp.	1,365	6
USA Mobility Inc.	399	6
* Cincinnati Bell Inc.	1,783	5
* ICO Global Communications Holdings Ltd.	1,807	4
		213
Utilities (0.1%)
South Jersey Industries Inc.	164	9
* Cadiz Inc.	381	5
Otter Tail Corp.	63	1
* American DG Energy Inc.	444	1
		16
Total Common Stocks (Cost $18,842)		19,927

                                                                                                                                                       87

Russell 2000 Growth Index Fund

		Market
		Value
	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.213%(Cost $21)	20,783	21

Total Investments (100.3%) (Cost $18,863)		19,948
Other Assets and Liabilities - Net(-0.3%)		(54)

Net Assets (100%)		19,894

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7- day yield.

88

See accompanying Notes, which are an integral part of the Financial Statements.

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18512_042011

Vanguard Russell 3000 Index Fund
Semiannual Report

February 28, 2011

> Vanguard Russell 3000 Index Fund made its debut in a period of stock market strength, returning more than 18% for its ETF Shares.

> The fund closely tracked the performance of its benchmark index.

> Information technology, energy, and financial stocks were especially strong performers.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	5
Performance Summary.	6
Financial Statements.	7
Trustees Approve Advisory Arrangement.	17
Glossary.	18

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Period Ended February 28, 2011

Returns
Since Inception
Vanguard Russell 3000 Index Fund
Institutional Shares (Inception: 11/1/2010)	13.68%
ETF Shares (Inception: 9/20/2010)
Market Price	18.41
Net Asset Value	18.30
Russell 3000 Index	18.36
Multi-Cap Core Funds Average	17.08
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Benchmark returns are calculated from the start of the reporting period or from the earliest share-class inception date.

Your Fund’s Performance at a Glance
Inception Through February 28, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Russell 3000 Index Fund
Institutional Shares (Inception: 11/1/2010)	$104.44	$118.16	$0.535	$0.000
ETF Shares (Inception: 9/20/2010)	51.86	61.06	0.272	0.000

1

Chairman’s Letter

Dear Shareholder,

In the brief period since its September 2010 inception, Vanguard Russell 3000 Index Fund, which provides exposure to the entire U.S. stock market, returned more than 18% for its ETF Shares. The fund’s Institutional Shares, which require a minimum initial investment of $5 million, were launched some weeks later and returned more than 13%.

The new Russell 3000 Index Fund marks an extension of Vanguard’s equity indexing franchise, which now includes suites of broad-market portfolios benchmarked to Russell, Standard & Poor’s, and MSCI indexes. Our research indicates that correlation among the returns of the U.S. indexes from all three providers is very high. We would expect any differences in long-term performance from one provider’s index to another to be modest.

This report begins with a look at the investment environment of the past six months and then reviews the drivers of the fund’s performance during its briefer period of operation.

A fretful start, an optimistic finish for global stock markets
Stock markets rallied from their midsummer malaise to produce exceptional returns for the six months ended February 28. At the start of the period, the U.S. economy seemed in danger of tipping back into recession. By the end, hopes were high that it had reached escape velocity, propelled by

2

steady job growth and notable strength in the manufacturing sector. Smaller stocks, which are especially sensitive to the rhythms of the business cycle, produced the highest six-month returns.

In Europe, investor optimism subdued sovereign-debt jitters, driving stock prices higher. Developed markets in the Pacific region perked up on signs of recovery in global trade. Australian stocks posted especially strong returns, benefiting from a surge in the prices of metals and other natural resources. Emerging stock markets trailed a few steps behind their developed-market counterparts. Most major currencies appreciated relative to the U.S. dollar, enhancing returns from abroad for U.S.-based investors.

Interest rates rose, depressing bond prices
U.S. interest rates hovered near generational lows early in the period, but then moved higher, putting pressure on bond prices. For the six-month period, the broad taxable bond market produced a small negative return. The municipal bond market did worse. Corporate bonds outperformed government debt, as investors stretched for yield beyond government securities, where rates remained low by historical standards.

As it has since December 2008, the Federal Reserve held its target for short-term interest rates near 0%. This stance kept the returns available from money market instruments, such as the 3-month Treasury bill, in the same neighborhood.

Market Barometer

			Total Returns
		Periods Ended February 28, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	28.65%	23.54%	3.17%
Russell 2000 Index (Small-caps)	37.55	32.60	3.80
Dow Jones U.S. Total Stock Market Index	29.24	24.45	3.59
MSCI All Country World Index ex USA (International)	22.16	21.12	4.23

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	-0.83%	4.93%	5.80%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	-3.51	1.72	4.07
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	2.16

CPI
Consumer Price Index	1.37%	2.11%	2.18%

3

The fund debuted in a period of stock market strength
During its first few months of operation, the Russell 3000 Index Fund benefited from general stock market strength. The fund’s ETF Shares returned 18.30% (based on net asset value) in the five-plus months from inception through February 28. Stocks in information technology—the largest sector—were among the best performers, rising on consumers’ enthusiasm for platforms such as tablets and smart phones as well as on signs that business investment is set to pick up.

Energy stocks delivered exceptional gains. The sector’s high return was based partly on rising oil prices, but more broadly it reflected a gradual clearing of the clouds that have hung over energy stocks since the Gulf oil spill. Financial stocks were another source of strength. Banks wrestled with a number of challenges, but the long period of low interest rates and accommodative capital markets has helped the sector repair its battered balance sheets and position itself for growth.

Weak spots were conspicuous by their absence. Utilities and consumer staples stocks produced some of the lowest returns.

Vanguard Russell 3000 Index Fund captured virtually all of the returns of its target index. Its shortfall of 6 basis points (0.06 percentage point) was consistent with the costs of managing a real-world portfolio. Such performance is a tribute to Vanguard Quantitative Equity Group, the fund’s advisor, which has spent more than 35 years developing and refining index fund management strategies. Low costs are an important ally in the advisor’s effort to capture the index return.

A solid building block for a long-term portfolio
We can’t expect the exceptional return produced during the fund’s first few months to continue. Volatility is the norm, with periods of strength often followed by stretches of weakness. And, as we have seen in recent weeks, unpredictable events such as those in the Middle East, North Africa, and Japan can disrupt market trends. That’s why we counsel investors to develop allocations to stock, bond, and money market funds in proportions consistent with their goals and ability to withstand the stock market’s occasionally sharp declines.

The Vanguard Russell 3000 Index Fund can be a powerful building block in such a portfolio, providing broadly diversified, low-cost exposure to the entire U.S. stock market.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 14, 2011

4

Russell 3000 Index Fund

Fund Profile
As of February 28, 2011

Share-Class Characteristics

	Institutional		ETF
	Shares		Shares
Ticker Symbol	VRTTX		VTHR
Expense Ratio[1]	0.08%		0.15%
30-Day SEC Yield	1.67%		1.60%

Portfolio Characteristics
			DJ
		Russell	U.S. Total
		3000	Market
	Fund	Index	Index
Number of Stocks	2,932	2,929	3,845
Median Market Cap	$32.5B	$32.5B	$31.4B
Price/Earnings Ratio	17.8x	17.8x	17.9x
Price/Book Ratio	2.3x	2.3x	2.3x
Return on Equity	19.2%	19.0%	19.2%
Earnings Growth Rate	5.2%	5.2%	5.4%
Dividend Yield	1.7%	1.7%	1.6%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	29%	—	—
Short-Term Reserves	-0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		3000	Market
	Fund	Index	Index
Consumer
Discretionary	11.4%	11.4%	11.8%
Consumer Staples	8.7	8.7	9.1
Energy	12.2	12.2	11.6
Financials	16.5	16.5	16.6
Health Care	11.0	11.1	10.5
Industrials	11.6	11.6	11.4
Information
Technology	18.5	18.4	18.9
Materials	4.2	4.2	4.5
Telecommunication
Services	2.6	2.6	2.5
Utilities	3.3	3.3	3.1

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.9%
Apple Inc.	Computer
	Hardware	2.1
General Electric Co.	Industrial
	Conglomerates	1.5
Chevron Corp.	Integrated Oil &
	Gas	1.4
International Business	IT Consulting &
Machines Corp.	Other Services	1.4
Microsoft Corp.	Systems Software	1.4
JPMorgan Chase & Co.	Diversified Financial
	Services	1.2
Procter & Gamble Co.	Household
	Products	1.2
Johnson & Johnson	Pharmaceuticals	1.1
AT&T Inc.	Integrated
	Telecommunication
	Services	1.1
Top Ten		15.3%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated September 16, 2010, and represent estimated costs for the current fiscal year. For the period ended February 28, 2011, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

5

Russell 3000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): September 20, 2010, Through February 28, 2011

Total Returns: Period Ended December 31, 2010
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
Institutional Shares	11/1/2010	7.32%
ETF Shares	9/20/2010
Market Price		11.75
Net Asset Value		11.69

See Financial Highlights for dividend and capital gains information.

6

Russell 3000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks[1]
Consumer Discretionary
Walt Disney Co.	4,879	213	0.6%
McDonald’s Corp.	2,680	203	0.5%
Comcast Corp. Class A	7,009	181	0.5%
Home Depot Inc.	4,219	158	0.4%
* Amazon.com Inc.	871	151	0.4%
* Ford Motor Co.	9,139	138	0.4%
Consumer Discretionary—Other †		3,204	8.6%
		4,248	11.4%
Consumer Staples
Procter & Gamble Co.	7,175	452	1.2%
Coca-Cola Co.	5,248	335	0.9%
Philip Morris International Inc.	4,614	290	0.8%
PepsiCo Inc.	4,018	255	0.7%
Wal-Mart Stores Inc.	4,827	251	0.7%
Altria Group Inc.	5,188	132	0.3%
Kraft Foods Inc.	3,996	127	0.3%
Consumer Staples—Other †		1,412	3.8%
		3,254	8.7%
Energy
Exxon Mobil Corp.	12,698	1,086	2.9%
Chevron Corp.	5,004	519	1.4%
Schlumberger Ltd.	3,403	318	0.8%
ConocoPhillips	3,708	289	0.8%
Occidental Petroleum Corp.	2,023	206	0.6%
Energy—Other †		2,134	5.7%
		4,552	12.2%
Financials
JPMorgan Chase & Co.	9,913	463	1.2%
Wells Fargo & Co.	12,124	391	1.0%
* Berkshire Hathaway Inc. Class B	4,309	376	1.0%

7

Russell 3000 Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Bank of America Corp.	24,997	357	1.0%
* Citigroup Inc.	52,709	247	0.7%
Goldman Sachs Group Inc.	1,282	210	0.6%
US Bancorp	4,776	132	0.4%
Financials—Other †		3,981	10.6%
		6,157	16.5%
Health Care
Johnson & Johnson	6,871	422	1.1%
Pfizer Inc.	20,097	387	1.1%
Merck & Co. Inc.	7,769	253	0.7%
Abbott Laboratories	3,845	185	0.5%
* Amgen Inc.	2,386	123	0.3%
Health Care—Other †		2,740	7.3%
		4,110	11.0%
Industrials
General Electric Co.	26,601	557	1.5%
United Technologies Corp.	2,324	194	0.5%
3M Co.	1,776	164	0.4%
Caterpillar Inc.	1,565	161	0.4%
Boeing Co.	1,891	136	0.4%
United Parcel Service Inc. Class B	1,779	131	0.4%
Industrials—Other †		3,008	8.0%
		4,351	11.6%
Information Technology
* Apple Inc.	2,267	801	2.1%
International Business Machines Corp.	3,195	517	1.4%
Microsoft Corp.	19,084	507	1.4%
* Google Inc. Class A	607	372	1.0%
Oracle Corp.	9,491	312	0.8%
Intel Corp.	13,863	298	0.8%
* Cisco Systems Inc.	14,229	264	0.7%
QUALCOMM Inc.	4,087	244	0.6%
Hewlett-Packard Co.	5,457	238	0.6%
* EMC Corp.	5,121	139	0.4%
Information Technology—Other †		3,206	8.6%
		6,898	18.4%
Materials
Freeport-McMoRan Copper & Gold Inc.	2,342	124	0.3%
EI du Pont de Nemours & Co.	2,257	124	0.3%
Materials—Other †		1,327	3.6%
		1,575	4.2%
Telecommunication Services
AT&T Inc.	14,722	418	1.1%
Verizon Communications Inc.	7,042	260	0.7%
Telecommunication Services—Other †		302	0.8%
		980	2.6%

8

Russell 3000 Index Fund

	Market	Percentage
	Value	of Net
	($000)	Assets
Utilities †	1,233	3.3%
Total Common Stocks (Cost $36,193)	37,358	99.9%
Total Investments (Cost $36,193)	37,358	99.9%
Other Assets and Liabilities
Other Assets	733	1.9%
Liabilities	(686)	(1.8%)
	47	0.1%
Net Assets	37,405	100.0%

At February 28, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	36,151
Undistributed Net Investment Income	74
Accumulated Net Realized Gains	15
Unrealized Appreciation (Depreciation)
Investment Securities	1,165
Futures Contracts	—
Net Assets	37,405

Institutional Shares—Net Assets
Applicable to 161,525 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	19,086
Net Asset Value Per Share—Institutional Shares	$118.16

ETF Shares—Net Assets
Applicable to 300,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	18,319
Net Asset Value Per Share—ETF Shares	$61.06

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its assets in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock position represents 100.1% of net assets.
See accompanying Notes, which are an integral part of the Financial Statements.

9

Russell 3000 Index Fund

Statement of Operations

September 20, 2010[1] to
February 28, 2011
($000)
Investment Income
Income
Dividends	132
Total Income	132
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	—
Management and Administrative—ETF Shares	2
Custodian Fees	4
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	1
Total Expenses	7
Net Investment Income	125
Realized Net Gain (Loss)
Investment Securities Sold	672
Futures Contracts	1
Realized Net Gain (Loss)	673
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,165
Net Increase (Decrease) in Net Assets Resulting from Operations	1,963
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Russell 3000 Index Fund

Statement of Changes in Net Assets

September 20, 2010[1] to
February 28, 2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	125
Realized Net Gain (Loss)	673
Change in Unrealized Appreciation (Depreciation)	1,165
Net Increase (Decrease) in Net Assets Resulting from Operations	1,963
Distributions
Net Investment Income
Institutional Shares	(24)
ETF Shares	(27)
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	(51)
Capital Share Transactions
Institutional Shares	18,298
ETF Shares	17,195
Net Increase (Decrease) from Capital Share Transactions	35,493
Total Increase (Decrease)	37,405
Net Assets
Beginning of Period	—
End of Period[2]	37,405
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $74,000.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Russell 3000 Index Fund

Financial Highlights

Institutional Shares

November 1, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$104.44
Investment Operations
Net Investment Income	.835[2]
Net Realized and Unrealized Gain (Loss) on Investments	13.420
Total from Investment Operations	14.255
Distributions
Dividends from Net Investment Income	(.535)
Distributions from Realized Capital Gains	—
Total Distributions	(.535)
Net Asset Value, End of Period	$118.16

Total Return	13.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19
Ratio of Total Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	2.16%
Portfolio Turnover Rate[3]	29%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Russell 3000 Index Fund

Financial Highlights

ETF Shares

September 20, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$51.86
Investment Operations
Net Investment Income	.450[2]
Net Realized and Unrealized Gain (Loss) on Investments	9.022
Total from Investment Operations	9.472
Distributions
Dividends from Net Investment Income	(.272)
Distributions from Realized Capital Gains	—
Total Distributions	(.272)
Net Asset Value, End of Period	$61.06

Total Return	18.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18
Ratio of Total Expenses to Average Net Assets	0.15%
Ratio of Net Investment Income to Average Net Assets	2.09%
Portfolio Turnover Rate[3]	29%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 3000 Index Fund

Notes to Financial Statements

Vanguard Russell 3000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on November 1, 2010. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

14

Russell 3000 Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $3,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. At February 28, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2011	1	66	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the period ended February 28, 2011, the fund realized $658,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

15

Russell 3000 Index Fund

At February 28, 2011, the cost of investment securities for tax purposes was $36,193,000. Net unrealized appreciation of investment securities for tax purposes was $1,165,000, consisting of unrealized gains of $1,532,000 on securities that had risen in value since their purchase and $367,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the period ended February 28, 2011, the fund purchased $43,393,000 of investment securities and sold $7,873,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

		Inception[1] to
	February 28, 2011
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	20,224	180
Issued in Lieu of Cash Distributions	24	—
Redeemed	(1,950)	(18)
Net Increase (Decrease)—Institutional Shares	18,298	162
ETF Shares
Issued	22,961	400
Issued in Lieu of Cash Distributions	—	—
Redeemed	(5,766)	(100)
Net Increase (Decrease)—ETF Shares	17,195	300
1 Inception was September 20, 2010, for ETF Shares and November 1, 2010, for Institutional Shares.

H. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

16

Trustees Approve Advisory Arrangement

The board of trustees approved the launch of Vanguard Russell 3000 Index Fund utilizing an internalized management structure whereby The Vanguard Group, Inc.—through its Quantitative Equity Group—would provide investment advisory services to the fund at cost. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance
The board determined that, in its management of other Vanguard index funds, the Quantitative Equity Group has a track record of consistent performance and disciplined investment processes. Information about the fund’s performance since inception can be found in the Performance Summary section of this report.

Cost
The board considered the cost of services to be provided and concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group. Information about the fund’s expense ratio appears in the Financial Statements section of this report.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

17

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

18

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

19

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	Chairman Emeritus and Senior Advisor
Business Administration at Dartmouth College.
John J. Brennan
Chairman, 1996–2009
Executive Officers	Chief Executive Officer and President, 1996–2008

Glenn Booraem
Born 1967. Controller Since July 2010. Principal	Founder
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of	John C. Bogle
the investment companies served by The Vanguard	Chairman and Chief Executive Officer, 1974–1996
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The Russell Indexes and Russell® are registered
Direct Investor Account Services > 800-662-2739	trademarks of Russell Investments and have been
Institutional Investor Services > 800-523-1036	licensed for use by The Vanguard Group, Inc. The
Text Telephone for People	products are not sponsored, endorsed, sold, or
With Hearing Impairment > 800-749-7273	promoted by Russell Investments and Russell
Investments makes no representation regarding the
advisability of investing in the products.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18542 042011

Vanguard® Russell 3000 Index Fund

Schedule of Investments
As of February 28, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.9%) [1]
Consumer Discretionary (11.4%)
Walt Disney Co.	4,879	213
McDonald's Corp.	2,680	203
Comcast Corp. Class A	7,009	181
Home Depot Inc.	4,219	158
* Amazon.com Inc.	871	151
* Ford Motor Co.	9,139	138
Time Warner Inc.	2,839	108
News Corp. Class A	5,693	99
Target Corp.	1,834	96
Lowe's Cos. Inc.	3,595	94
* DIRECTV Class A	2,027	93
NIKE Inc. Class B	896	80
Johnson Controls Inc.	1,676	68
Viacom Inc. Class B	1,513	68
Time Warner Cable Inc.	883	64
Starbucks Corp.	1,856	61
Yum! Brands Inc.	1,164	59
* priceline.com Inc.	118	54
TJX Cos. Inc.	1,016	51
Carnival Corp.	1,089	47
Coach Inc.	760	42
* Kohl's Corp.	764	41
CBS Corp. Class B	1,694	40
Omnicom Group Inc.	764	39
Staples Inc.	1,818	39
* Las Vegas Sands Corp.	788	37
Thomson Reuters Corp.	931	37
* Bed Bath & Beyond Inc.	655	32
* Discovery Communications Inc. Class A	708	31
McGraw-Hill Cos. Inc.	785	30
Stanley Black & Decker Inc.	399	30
Starwood Hotels & Resorts Worldwide Inc.	471	29
Marriott International Inc. Class A	674	26
Best Buy Co. Inc.	808	26
Macy's Inc.	1,049	25
* Liberty Global Inc. Class A	587	25
Harley-Davidson Inc.	584	24

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Liberty Media Corp. - Interactive	1,483	24
Gap Inc.	1,057	24
Fortune Brands Inc.	378	23
Wynn Resorts Ltd.	187	23
Mattel Inc.	903	23
Virgin Media Inc.	822	22
Ross Stores Inc.	303	22
* BorgWarner Inc.	278	22
Cablevision Systems Corp. Class A	583	22
Limited Brands Inc.	662	21
VF Corp.	218	21
Genuine Parts Co.	394	21
* NetFlix Inc.	99	20
JC Penney Co. Inc.	585	20
* CarMax Inc.	552	20
Tiffany & Co.	311	19
* Chipotle Mexican Grill Inc. Class A	78	19
* O'Reilly Automotive Inc.	340	19
Nordstrom Inc.	413	19
Polo Ralph Lauren Corp. Class A	138	18
* Sirius XM Radio Inc.	9,549	17
* AutoZone Inc.	65	17
Darden Restaurants Inc.	346	16
* Interpublic Group of Cos. Inc.	1,196	16
* Dollar Tree Inc.	312	16
Autoliv Inc.	209	16
Family Dollar Stores Inc.	310	16
Whirlpool Corp.	184	15
* Royal Caribbean Cruises Ltd.	323	14
* Lear Corp.	132	14
Wyndham Worldwide Corp.	440	14
Newell Rubbermaid Inc.	710	14
* Apollo Group Inc. Class A	299	14
Advance Auto Parts Inc.	214	13
Hasbro Inc.	298	13
* Liberty Media Corp. - Capital	172	13
Abercrombie & Fitch Co.	214	12
PetSmart Inc.	300	12
International Game Technology	725	12
H&R Block Inc.	781	12
Scripps Networks Interactive Inc. Class A	227	12
* DISH Network Corp. Class A	507	12
* Urban Outfitters Inc.	296	11
* TRW Automotive Holdings Corp.	199	11
Gentex Corp.	354	11
* MGM Resorts International	758	11
Expedia Inc.	519	10
* NVR Inc.	14	10
Gannett Co. Inc.	604	10
* Fossil Inc.	127	10
* Garmin Ltd.	285	10
Tractor Supply Co.	185	10
* Sears Holdings Corp.	115	10
* Signet Jewelers Ltd.	217	10

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Williams-Sonoma Inc.	244	9
* Goodyear Tire & Rubber Co.	616	9
Leggett & Platt Inc.	376	9
Phillips-Van Heusen Corp.	144	9
* Panera Bread Co. Class A	74	9
Tupperware Brands Corp.	161	9
* Liberty Media Corp. - Starz	123	9
* LKQ Corp.	363	9
Harman International Industries Inc.	176	9
* Dick's Sporting Goods Inc.	227	8
Sotheby's	170	8
DR Horton Inc.	706	8
* Mohawk Industries Inc.	143	8
DeVry Inc.	153	8
* Deckers Outdoor Corp.	93	8
Lennar Corp. Class A	405	8
* Tempur-Pedic International Inc.	173	8
Foot Locker Inc.	398	8
* Big Lots Inc.	192	8
* Toll Brothers Inc.	367	8
* GameStop Corp. Class A	388	8
Jarden Corp.	233	8
American Eagle Outfitters Inc.	497	8
Guess? Inc.	164	7
Service Corp. International	647	7
* Dana Holding Corp.	355	7
* Warnaco Group Inc.	113	7
* Hanesbrands Inc.	243	6
Chico's FAS Inc.	454	6
* ITT Educational Services Inc.	82	6
* Penn National Gaming Inc.	173	6
Washington Post Co. Class B	14	6
* Tenneco Inc.	152	6
* J Crew Group Inc.	140	6
Polaris Industries Inc.	80	6
* Under Armour Inc. Class A	90	6
* Pulte Group Inc.	854	6
* WMS Industries Inc.	148	6
* Aeropostale Inc.	223	6
* Lamar Advertising Co. Class A	146	6
* AutoNation Inc.	168	6
Brinker International Inc.	235	6
Rent-A-Center Inc.	168	6
John Wiley & Sons Inc. Class A	114	5
* Bally Technologies Inc.	140	5
Weight Watchers International Inc.	85	5
* DreamWorks Animation SKG Inc. Class A	188	5
Brunswick Corp.	225	5
* Hyatt Hotels Corp. Class A	112	5
* Dollar General Corp.	177	5
Strayer Education Inc.	36	5
* Ascena Retail Group Inc.	151	5
Wolverine World Wide Inc.	126	5
* Vail Resorts Inc.	93	5

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Cheesecake Factory Inc.	155	5
* Madison Square Garden Inc. Class A	154	4
Dillard's Inc. Class A	103	4
Aaron's Inc.	185	4
* Carter's Inc.	151	4
RadioShack Corp.	289	4
* Jo-Ann Stores Inc.	70	4
* Saks Inc.	344	4
* Life Time Fitness Inc.	107	4
* Iconix Brand Group Inc.	183	4
* Career Education Corp.	167	4
Wendy's/Arby's Group Inc. Class A	835	4
* CROCS Inc.	218	4
* Live Nation Entertainment Inc.	357	4
* Collective Brands Inc.	165	4
* Office Depot Inc.	699	4
* Timberland Co. Class A	100	4
Cooper Tire & Rubber Co.	156	4
* Valassis Communications Inc.	127	4
Men's Wearhouse Inc.	134	4
* New York Times Co. Class A	344	4
* AnnTaylor Stores Corp.	150	4
* Coinstar Inc.	81	3
Hillenbrand Inc.	158	3
* Ulta Salon Cosmetics & Fragrance Inc.	81	3
Morningstar Inc.	57	3
* Orient-Express Hotels Ltd. Class A	260	3
Meredith Corp.	92	3
* JOS A Bank Clothiers Inc.	70	3
* HSN Inc.	99	3
* Gaylord Entertainment Co.	89	3
Pool Corp.	126	3
* Sally Beauty Holdings Inc.	239	3
* Childrens Place Retail Stores Inc.	67	3
Regal Entertainment Group Class A	204	3
Cracker Barrel Old Country Store Inc.	61	3
* OfficeMax Inc.	215	3
* Shutterfly Inc.	69	3
Jones Group Inc.	221	3
Cinemark Holdings Inc.	145	3
* Jack in the Box Inc.	132	3
Matthews International Corp. Class A	77	3
Thor Industries Inc.	86	3
* Cabela's Inc.	102	3
Choice Hotels International Inc.	71	3
PF Chang's China Bistro Inc.	59	3
* Steven Madden Ltd.	63	3
Arbitron Inc.	68	3
* Pier 1 Imports Inc.	266	3
Group 1 Automotive Inc.	63	3
* DineEquity Inc.	46	3
Buckle Inc.	67	3
KB Home	196	3
National CineMedia Inc.	136	3

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Regis Corp.	146	3
MDC Holdings Inc.	96	3
Monro Muffler Brake Inc.	76	3
* Capella Education Co.	43	3
* Texas Roadhouse Inc. Class A	146	3
* Genesco Inc.	62	2
Bob Evans Farms Inc.	78	2
* Buffalo Wild Wings Inc.	46	2
* Hibbett Sports Inc.	74	2
* Eastman Kodak Co.	681	2
* Penske Automotive Group Inc.	113	2
* Exide Technologies	192	2
Finish Line Inc. Class A	130	2
* K12 Inc.	66	2
* Ruby Tuesday Inc.	164	2
American Greetings Corp. Class A	101	2
* Helen of Troy Ltd.	78	2
* Meritage Homes Corp.	82	2
International Speedway Corp. Class A	76	2
* Education Management Corp.	108	2
* BJ's Restaurants Inc.	57	2
Scholastic Corp.	65	2
* Pinnacle Entertainment Inc.	155	2
* American Axle & Manufacturing Holdings Inc.	152	2
Ryland Group Inc.	116	2
* 99 Cents Only Stores	121	2
* CEC Entertainment Inc.	52	2
* American Public Education Inc.	47	2
* Central European Media Enterprises Ltd. Class A	96	2
Columbia Sportswear Co.	30	2
* Belo Corp. Class A	231	2
* Blue Nile Inc.	32	2
* Skechers U.S.A. Inc. Class A	88	2
* Steiner Leisure Ltd.	38	2
Cato Corp. Class A	73	2
* Modine Manufacturing Co.	118	2
* Interval Leisure Group Inc.	102	2
Brown Shoe Co. Inc.	111	2
PEP Boys-Manny Moe & Jack	133	2
Stage Stores Inc.	94	2
* Domino's Pizza Inc.	94	2
Stewart Enterprises Inc. Class A	206	2
* iRobot Corp.	54	2
* Papa John's International Inc.	53	2
* True Religion Apparel Inc.	65	2
* Ascent Media Corp. Class A	37	2
* Select Comfort Corp.	138	2
* G-III Apparel Group Ltd.	39	2
* Clear Channel Outdoor Holdings Inc. Class A	103	2
* DSW Inc. Class A	37	2
Sinclair Broadcast Group Inc. Class A	114	2
* Scientific Games Corp. Class A	164	2
Sonic Automotive Inc. Class A	102	2
* Boyd Gaming Corp.	137	2

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Barnes & Noble Inc.	108	1
* Vitamin Shoppe Inc.	41	1
* Quiksilver Inc.	329	1
Ethan Allen Interiors Inc.	63	1
Fred's Inc. Class A	100	1
* Sonic Corp.	155	1
* Asbury Automotive Group Inc.	74	1
* Zumiez Inc.	52	1
* Rue21 Inc.	38	1
* Lumber Liquidators Holdings Inc.	57	1
* Peet's Coffee & Tea Inc.	31	1
* Jakks Pacific Inc.	71	1
* Pre-Paid Legal Services Inc.	20	1
* La-Z-Boy Inc.	131	1
* Grand Canyon Education Inc.	80	1
* Biglari Holdings Inc.	3	1
* Shuffle Master Inc.	136	1
Callaway Golf Co.	163	1
Harte-Hanks Inc.	99	1
Churchill Downs Inc.	30	1
* Liz Claiborne Inc.	239	1
* Maidenform Brands Inc.	45	1
* RC2 Corp.	55	1
* Talbots Inc.	190	1
* Corinthian Colleges Inc.	224	1
Superior Industries International Inc.	59	1
* Vera Bradley Inc.	34	1
Ameristar Casinos Inc.	68	1
Drew Industries Inc.	49	1
* Knology Inc.	78	1
* Winnebago Industries Inc.	75	1
* Standard Pacific Corp.	271	1
* Lions Gate Entertainment Corp.	173	1
* Federal-Mogul Corp.	50	1
* Retail Ventures Inc.	60	1
* Dorman Products Inc.	30	1
* Wet Seal Inc. Class A	261	1
Universal Technical Institute Inc.	56	1
Sturm Ruger & Co. Inc.	57	1
* Red Robin Gourmet Burgers Inc.	43	1
* Universal Electronics Inc.	37	1
* Charming Shoppes Inc.	303	1
* Tesla Motors Inc.	41	1
* Denny's Corp.	251	1
* Bridgepoint Education Inc.	52	1
Volcom Inc.	54	1
* Libbey Inc.	56	1
* AFC Enterprises Inc.	65	1
* Fuel Systems Solutions Inc.	33	1
Lithia Motors Inc. Class A	63	1
Big 5 Sporting Goods Corp.	67	1
World Wrestling Entertainment Inc. Class A	72	1
* Krispy Kreme Doughnuts Inc.	148	1
* California Pizza Kitchen Inc.	55	1

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Mediacom Communications Corp. Class A	105	1
* Core-Mark Holding Co. Inc.	27	1
Oxford Industries Inc.	38	1
Nutrisystem Inc.	69	1
PetMed Express Inc.	61	1
* Citi Trends Inc.	41	1
* Pacific Sunwear of California Inc.	198	1
* EW Scripps Co. Class A	92	1
* Beazer Homes USA Inc.	189	1
Marcus Corp.	67	1
* Perry Ellis International Inc.	30	1
* Journal Communications Inc. Class A	135	1
Express Inc.	46	1
* Warner Music Group Corp.	136	1
* M/I Homes Inc.	61	1
* Rentrak Corp.	30	1
* Dex One Corp.	150	1
* Stoneridge Inc.	52	1
HOT Topic Inc.	146	1
* K-Swiss Inc. Class A	77	1
Stein Mart Inc.	94	1
Standard Motor Products Inc.	65	1
* Movado Group Inc.	53	1
* Hovnanian Enterprises Inc. Class A	180	1
Spartan Motors Inc.	112	1
* Furniture Brands International Inc.	161	1
* McClatchy Co. Class A	171	1
* hhgregg Inc.	42	1
* Entercom Communications Corp. Class A	38	1
* Amerigon Inc.	32	—
* Cavco Industries Inc.	10	—
* Kirkland's Inc.	24	—
* Unifi Inc.	18	—
* Shoe Carnival Inc.	12	—
* Bravo Brio Restaurant Group Inc.	18	—
Haverty Furniture Cos. Inc.	23	—
* Smith & Wesson Holding Corp.	76	—
* America's Car-Mart Inc.	12	—
Lincoln Educational Services Corp.	19	—
* Overstock.com Inc.	18	—
Destination Maternity Corp.	6	—
* Global Sources Ltd.	23	—
Christopher & Banks Corp.	43	—
Ambassadors Group Inc.	24	—
* MarineMax Inc.	27	—
* Fisher Communications Inc.	9	—
* CKX Inc.	68	—
* Morgans Hotel Group Co.	27	—
Mac-Gray Corp.	15	—
* Bon-Ton Stores Inc.	15	—
Bebe Stores Inc.	39	—
Weyco Group Inc.	9	—
* Drugstore.Com Inc.	114	—
* Coldwater Creek Inc.	75	—

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* LIN TV Corp. Class A	36	—
Speedway Motorsports Inc.	15	—
* Casual Male Retail Group Inc.	51	—
* New York & Co. Inc.	30	—
* Tower International Inc.	12	—
Blyth Inc.	6	—
* Arctic Cat Inc.	15	—
* West Marine Inc.	18	—
* McCormick & Schmick's Seafood Restaurants Inc.	18	—
* Media General Inc. Class A	27	—
* Leapfrog Enterprises Inc.	42	—
* Multimedia Games Inc.	33	—
Skyline Corp.	9	—
* Ruth's Hospitality Group Inc.	36	—
* Brookfield Homes Corp.	12	—
* Audiovox Corp. Class A	21	—
* Sealy Corp.	60	—
* Tuesday Morning Corp.	36	—
* Isle of Capri Casinos Inc.	18	—
* Jamba Inc.	72	—
* Playboy Enterprises Inc. Class B	27	—
* Systemax Inc.	12	—
Hooker Furniture Corp.	12	—
* Lee Enterprises Inc.	54	—
* Archipelago Learning Inc.	15	—
CSS Industries Inc.	9	—
* Body Central Corp.	9	—
Cherokee Inc.	9	—
* AH Belo Corp. Class A	21	—
* Lifetime Brands Inc.	12	—
* Entravision Communications Corp. Class A	60	—
* Kid Brands Inc.	15	—
* Midas Inc.	18	—
* Build-A-Bear Workshop Inc.	21	—
CPI Corp.	6	—
Gaiam Inc. Class A	18	—
* Martha Stewart Living Omnimedia Class A	33	—
* O'Charleys Inc.	21	—
* Gray Television Inc.	60	—
* Cumulus Media Inc. Class A	27	—
* Ballantyne Strong Inc.	18	—
* Steinway Musical Instruments Inc.	6	—
* Red Lion Hotels Corp.	15	—
* SuperMedia Inc.	15	—
* Monarch Casino & Resort Inc.	12	—
* US Auto Parts Network Inc.	15	—
* Culp Inc.	12	—
* Carrols Restaurant Group Inc.	15	—
Outdoor Channel Holdings Inc.	15	—
* Kenneth Cole Productions Inc. Class A	9	—
* ReachLocal Inc.	6	—
Winmark Corp.	3	—
* LodgeNet Interactive Corp.	30	—
* Gordmans Stores Inc.	7	—

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Lacrosse Footwear Inc.	6	—
PRIMEDIA Inc.	21	—
RG Barry Corp.	9	—
Einstein Noah Restaurant Group Inc.	6	—
* Johnson Outdoors Inc. Class A	6	—
* 1-800-Flowers.com Inc. Class A	33	—
* Caribou Coffee Co. Inc.	9	—
* Summer Infant Inc.	12	—
* Marine Products Corp.	12	—
* Radio One Inc.	39	—
* Carmike Cinemas Inc.	12	—
* Orbitz Worldwide Inc.	24	—
* Nexstar Broadcasting Group Inc. Class A	12	—
* Delta Apparel Inc.	6	—
* Bluegreen Corp.	18	—
* Conn's Inc.	17	—
* Cambium Learning Group Inc.	21	—
* Crown Media Holdings Inc. Class A	30	—
Shiloh Industries Inc.	6	—
* Vitacost.com Inc.	12	—
National American University Holdings Inc.	9	—
Learning Tree International Inc.	7	—
* Joe's Jeans Inc.	51	—
Books-A-Million Inc.	9	—
* American Apparel Inc.	39	—
Value Line Inc.	3	—
* Westwood One Inc.	6	—
* Beasley Broadcasting Group Inc. Class A	6	—
* Empire Resorts Inc.	30	—
* Princeton Review Inc.	24	—
		4,248
Consumer Staples (8.7%)
Procter & Gamble Co.	7,175	452
Coca-Cola Co.	5,248	335
Philip Morris International Inc.	4,614	290
PepsiCo Inc.	4,018	255
Wal-Mart Stores Inc.	4,827	251
Altria Group Inc.	5,188	132
Kraft Foods Inc.	3,996	127
CVS Caremark Corp.	3,390	112
Walgreen Co.	2,306	100
Colgate-Palmolive Co.	1,221	96
Costco Wholesale Corp.	1,097	82
Kimberly-Clark Corp.	1,031	68
General Mills Inc.	1,653	61
Archer-Daniels-Midland Co.	1,602	60
Sysco Corp.	1,473	41
HJ Heinz Co.	787	40
Kroger Co.	1,606	37
Kellogg Co.	642	34
Mead Johnson Nutrition Co.	509	30
Avon Products Inc.	1,067	30
Lorillard Inc.	380	29
Reynolds American Inc.	836	29

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Sara Lee Corp.	1,550	27
Estee Lauder Cos. Inc. Class A	274	26
Bunge Ltd.	358	26
ConAgra Foods Inc.	1,107	26
Clorox Co.	349	24
Coca-Cola Enterprises Inc.	840	22
Safeway Inc.	962	21
Whole Foods Market Inc.	346	20
JM Smucker Co.	294	20
Dr Pepper Snapple Group Inc.	560	20
Hershey Co.	381	20
Brown-Forman Corp. Class B	261	18
McCormick & Co. Inc.	325	15
Campbell Soup Co.	451	15
Molson Coors Brewing Co. Class B	323	15
Tyson Foods Inc. Class A	729	14
Church & Dwight Co. Inc.	173	13
Herbalife Ltd.	152	12
* Energizer Holdings Inc.	177	12
* Green Mountain Coffee Roasters Inc.	268	11
* Hansen Natural Corp.	168	10
Hormel Foods Corp.	350	10
Del Monte Foods Co.	504	10
* Constellation Brands Inc. Class A	465	9
Corn Products International Inc.	191	9
* Ralcorp Holdings Inc.	140	9
Alberto-Culver Co. Class B	217	8
* Smithfield Foods Inc.	349	8
* BJ's Wholesale Club Inc.	137	7
* United Natural Foods Inc.	123	5
Flowers Foods Inc.	193	5
* Dean Foods Co.	461	5
* TreeHouse Foods Inc.	89	5
SUPERVALU Inc.	538	5
Ruddick Corp.	112	4
* Central European Distribution Corp.	179	4
Nu Skin Enterprises Inc. Class A	126	4
Casey's General Stores Inc.	96	4
* Darling International Inc.	267	4
* Hain Celestial Group Inc.	105	3
Fresh Del Monte Produce Inc.	101	3
Lancaster Colony Corp.	50	3
Diamond Foods Inc.	56	3
Universal Corp.	62	3
Sanderson Farms Inc.	58	2
Andersons Inc.	47	2
* Boston Beer Co. Inc. Class A	23	2
* Chiquita Brands International Inc.	122	2
Vector Group Ltd.	115	2
* Rite Aid Corp.	1,412	2
* Elizabeth Arden Inc.	62	2
B&G Foods Inc. Class A	120	2
Tootsie Roll Industries Inc.	62	2
WD-40 Co.	43	2

10

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
J&J Snack Foods Corp.	37	2
* Fresh Market Inc.	39	2
Pricesmart Inc.	40	1
* Dole Food Co. Inc.	92	1
* Spectrum Brands Holdings Inc.	46	1
Nash Finch Co.	32	1
* Heckmann Corp.	225	1
* Prestige Brands Holdings Inc.	107	1
Weis Markets Inc.	28	1
Cal-Maine Foods Inc.	37	1
* Central Garden and Pet Co. Class A	115	1
Snyders-Lance Inc.	55	1
* Winn-Dixie Stores Inc.	142	1
* Pilgrim's Pride Corp.	123	1
* Pantry Inc.	60	1
Spartan Stores Inc.	61	1
* Smart Balance Inc.	201	1
* Alliance One International Inc.	235	1
Inter Parfums Inc.	47	1
* Medifast Inc.	36	1
Calavo Growers Inc.	34	1
Ingles Markets Inc. Class A	41	1
* Seneca Foods Corp. Class A	27	1
* USANA Health Sciences Inc.	19	1
Coca-Cola Bottling Co. Consolidated	6	—
* Synutra International Inc.	22	—
Village Super Market Inc. Class A	8	—
* Star Scientific Inc.	117	—
Limoneira Co.	9	—
* Primo Water Corp.	16	—
National Beverage Corp.	15	—
* Revlon Inc. Class A	12	—
* Nutraceutical International Corp.	12	—
Imperial Sugar Co.	15	—
Schiff Nutrition International Inc.	15	—
MGP Ingredients Inc.	14	—
* Susser Holdings Corp.	9	—
Oil-Dri Corp. of America	6	—
Farmer Bros Co.	9	—
* John B. Sanfilippo & Son Inc.	9	—
Female Health Co.	21	—
Griffin Land & Nurseries Inc.	3	—
Alico Inc.	3	—
Arden Group Inc.	1	—
* Nature's Sunshine Products Inc.	9	—
* Harbinger Group Inc.	12	—
* Lifeway Foods Inc.	6	—
Bridgford Foods Corp.	3	—
		3,254
Energy (12.2%)
Exxon Mobil Corp.	12,698	1,086
Chevron Corp.	5,004	519
Schlumberger Ltd.	3,403	318
ConocoPhillips	3,708	289

11

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Occidental Petroleum Corp.	2,023	206
Apache Corp.	951	119
Halliburton Co.	2,263	106
Devon Energy Corp.	1,113	102
Anadarko Petroleum Corp.	1,232	101
Marathon Oil Corp.	1,767	88
National Oilwell Varco Inc.	1,044	83
Baker Hughes Inc.	1,068	76
EOG Resources Inc.	630	71
Hess Corp.	743	65
Chesapeake Energy Corp.	1,621	58
* Weatherford International Ltd.	1,844	45
Williams Cos. Inc.	1,455	44
Peabody Energy Corp.	669	44
Spectra Energy Corp.	1,614	43
Noble Energy Inc.	435	40
Valero Energy Corp.	1,408	40
* Cameron International Corp.	608	36
Murphy Oil Corp.	477	35
* Southwestern Energy Co.	862	34
El Paso Corp.	1,753	33
Pioneer Natural Resources Co.	288	30
Consol Energy Inc.	562	29
* FMC Technologies Inc.	302	28
* Concho Resources Inc.	256	27
Cimarex Energy Co.	208	24
* Newfield Exploration Co.	330	24
* Denbury Resources Inc.	990	24
Range Resources Corp.	395	21
* Nabors Industries Ltd.	706	20
* Whiting Petroleum Corp.	291	19
EQT Corp.	366	18
* Pride International Inc.	433	18
* Ultra Petroleum Corp.	376	17
QEP Resources Inc.	431	17
* Alpha Natural Resources Inc.	297	16
* Petrohawk Energy Corp.	742	16
Massey Energy Co.	253	16
Helmerich & Payne Inc.	230	15
* Plains Exploration & Production Co.	343	13
Arch Coal Inc.	396	13
Diamond Offshore Drilling Inc.	168	13
* Rowan Cos. Inc.	307	13
* McDermott International Inc.	563	13
Sunoco Inc.	294	12
Cabot Oil & Gas Corp.	263	12
* Oceaneering International Inc.	140	12
Core Laboratories NV	109	11
SM Energy Co.	152	11
* Brigham Exploration Co.	295	11
Patterson-UTI Energy Inc.	391	11
* Dresser-Rand Group Inc.	210	10
* Forest Oil Corp.	286	10
* SandRidge Energy Inc.	912	10

12

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Southern Union Co.	316	9
* Oil States International Inc.	121	9
* Tesoro Corp.	358	9
Tidewater Inc.	132	8
EXCO Resources Inc.	373	8
* Superior Energy Services Inc.	199	8
* Frontier Oil Corp.	268	8
World Fuel Services Corp.	174	7
Berry Petroleum Co. Class A	131	7
* Dril-Quip Inc.	87	7
Holly Corp.	114	7
* Atwood Oceanics Inc.	143	7
* Energy XXI Bermuda Ltd.	187	6
* Rosetta Resources Inc.	134	6
CARBO Ceramics Inc.	49	6
* Unit Corp.	102	6
Lufkin Industries Inc.	76	6
* Complete Production Services Inc.	198	6
* Continental Resources Inc.	79	6
SEACOR Holdings Inc.	55	5
* Key Energy Services Inc.	318	5
* Patriot Coal Corp.	198	5
* Quicksilver Resources Inc.	300	5
* Swift Energy Co.	107	5
* Bill Barrett Corp.	118	5
* Bristow Group Inc.	92	4
* Northern Oil and Gas Inc.	138	4
* Oasis Petroleum Inc.	124	4
* McMoRan Exploration Co.	243	4
* ION Geophysical Corp.	323	4
* Helix Energy Solutions Group Inc.	266	4
Teekay Corp.	108	4
* Exterran Holdings Inc.	161	4
Frontline Ltd.	132	4
* Kodiak Oil & Gas Corp.	451	3
* Stone Energy Corp.	111	3
* Carrizo Oil & Gas Inc.	89	3
* International Coal Group Inc.	333	3
* Comstock Resources Inc.	120	3
Nordic American Tanker Shipping	120	3
* Cobalt International Energy Inc.	186	3
* Petroleum Development Corp.	61	3
* Tetra Technologies Inc.	193	3
* Gulfmark Offshore Inc.	59	3
Ship Finance International Ltd.	114	2
* ATP Oil & Gas Corp.	116	2
* Global Industries Ltd.	257	2
W&T Offshore Inc.	89	2
Overseas Shipholding Group Inc.	65	2
RPC Inc.	111	2
* Western Refining Inc.	130	2
* Gulfport Energy Corp.	69	2
Apco Oil and Gas International Inc.	24	2
Contango Oil & Gas Co.	31	2

13

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Penn Virginia Corp.	116	2
Golar LNG Ltd.	93	2
* Resolute Energy Corp.	97	2
* Hornbeck Offshore Services Inc.	59	2
* Cloud Peak Energy Inc.	81	2
* Cal Dive International Inc.	239	2
* BPZ Resources Inc.	247	2
* Clayton Williams Energy Inc.	15	2
* Newpark Resources Inc.	226	2
* Pioneer Drilling Co.	137	2
* Parker Drilling Co.	294	2
* USEC Inc.	289	2
* Cheniere Energy Inc.	145	2
* James River Coal Co.	71	2
* Approach Resources Inc.	45	1
* CVR Energy Inc.	77	1
* Hercules Offshore Inc.	292	1
* Tesco Corp.	77	1
* Willbros Group Inc.	121	1
* Georesources Inc.	43	1
* Clean Energy Fuels Corp.	93	1
* Goodrich Petroleum Corp.	63	1
* Harvest Natural Resources Inc.	86	1
* FX Energy Inc.	111	1
Knightsbridge Tankers Ltd.	51	1
* OYO Geospace Corp.	12	1
* TransAtlantic Petroleum Ltd.	373	1
* Energy Partners Ltd.	74	1
* Petroquest Energy Inc.	139	1
* Dawson Geophysical Co.	23	1
Gulf Island Fabrication Inc.	37	1
* Basic Energy Services Inc.	59	1
* Abraxas Petroleum Corp.	185	1
Crosstex Energy Inc.	107	1
* Matrix Service Co.	78	1
* Rex Energy Corp.	82	1
* Vaalco Energy Inc.	128	1
* Magnum Hunter Resources Corp.	136	1
* Venoco Inc.	51	1
* Vantage Drilling Co.	448	1
* Endeavour International Corp.	67	1
* Gastar Exploration Ltd.	182	1
* Warren Resources Inc.	180	1
* Uranium Energy Corp.	154	1
Teekay Tankers Ltd. Class A	82	1
* PHI Inc.	40	1
* Rentech Inc.	665	1
Houston American Energy Corp.	53	1
* Green Plains Renewable Energy Inc.	63	1
* Callon Petroleum Co.	91	1
General Maritime Corp.	256	1
* Kinder Morgan Inc.	13	—
* Natural Gas Services Group Inc.	16	—
* Amyris Inc.	9	—

14

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
DHT Holdings Inc.	61	—
* Delta Petroleum Corp.	225	—
Panhandle Oil and Gas Inc. Class A	9	—
* GMX Resources Inc.	39	—
* Scorpio Tankers Inc.	19	—
Delek US Holdings Inc.	17	—
* L&L Energy Inc.	23	—
* Evolution Petroleum Corp.	18	—
* Union Drilling Inc.	18	—
* Miller Petroleum Inc.	25	—
* Syntroleum Corp.	84	—
* REX American Resources Corp.	9	—
* Global Geophysical Services Inc.	9	—
* RAM Energy Resources Inc.	69	—
* CAMAC Energy Inc.	59	—
Alon USA Energy Inc.	9	—
* Isramco Inc.	1	—
Hallador Energy Co.	6	—
* Atlas Energy Inc. Escrow	199	—
		4,552
Financials (16.5%)
JPMorgan Chase & Co.	9,913	463
Wells Fargo & Co.	12,124	391
* Berkshire Hathaway Inc. Class B	4,309	376
Bank of America Corp.	24,997	357
* Citigroup Inc.	52,709	247
Goldman Sachs Group Inc.	1,282	210
US Bancorp	4,776	132
American Express Co.	2,612	114
Morgan Stanley	3,769	112
Bank of New York Mellon Corp.	3,022	92
PNC Financial Services Group Inc.	1,310	81
Simon Property Group Inc.	729	80
MetLife Inc.	1,621	77
Prudential Financial Inc.	1,156	76
Aflac Inc.	1,169	69
Travelers Cos. Inc.	1,082	65
Capital One Financial Corp.	1,137	57
State Street Corp.	1,250	56
ACE Ltd.	843	53
CME Group Inc.	163	51
BB&T Corp.	1,724	48
BlackRock Inc.	232	47
Charles Schwab Corp.	2,465	47
Franklin Resources Inc.	370	47
Chubb Corp.	759	46
T Rowe Price Group Inc.	646	43
AON Corp.	818	43
Allstate Corp.	1,340	43
Marsh & McLennan Cos. Inc.	1,348	41
Ameriprise Financial Inc.	641	41
Public Storage	349	39
Equity Residential	704	39
SunTrust Banks Inc.	1,245	38

15

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Vornado Realty Trust	402	38
Annaly Capital Management Inc.	1,976	35
HCP Inc.	924	35
Progressive Corp.	1,670	35
Loews Corp.	784	34
Fifth Third Bancorp	2,286	33
Boston Properties Inc.	346	33
Hartford Financial Services Group Inc.	1,106	33
Weyerhaeuser Co.	1,333	33
Invesco Ltd.	1,166	31
Northern Trust Corp.	602	31
Host Hotels & Resorts Inc.	1,639	30
Discover Financial Services	1,354	30
Principal Financial Group Inc.	794	27
AvalonBay Communities Inc.	206	25
NYSE Euronext	648	24
Regions Financial Corp.	3,116	24
Lincoln National Corp.	750	24
* IntercontinentalExchange Inc.	182	23
ProLogis	1,410	23
Unum Group	823	22
Ventas Inc.	389	22
* CIT Group Inc.	495	22
New York Community Bancorp Inc.	1,076	20
KeyCorp	2,173	20
Kimco Realty Corp.	1,002	19
Health Care REIT Inc.	361	19
XL Group plc Class A	797	19
* SLM Corp.	1,196	18
* CB Richard Ellis Group Inc. Class A	702	18
Comerica Inc.	434	17
Plum Creek Timber Co. Inc.	401	17
Macerich Co.	319	16
General Growth Properties Inc.	1,009	16
Moody's Corp.	503	16
M&T Bank Corp.	181	16
* Genworth Financial Inc. Class A	1,201	16
Leucadia National Corp.	478	16
PartnerRe Ltd.	192	15
AMB Property Corp.	412	15
SL Green Realty Corp.	191	15
Huntington Bancshares Inc.	2,114	15
Legg Mason Inc.	378	14
Nationwide Health Properties Inc.	320	14
* Affiliated Managers Group Inc.	126	14
Hudson City Bancorp Inc.	1,152	13
Torchmark Corp.	202	13
Digital Realty Trust Inc.	220	13
Federal Realty Investment Trust	149	13
TD Ameritrade Holding Corp.	568	12
Cincinnati Financial Corp.	356	12
People's United Financial Inc.	909	12
Rayonier Inc.	195	12
Everest Re Group Ltd.	134	12

16

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Assurant Inc.	283	12
UDR Inc.	461	11
Chimera Investment Corp.	2,556	11
American International Group Inc.	294	11
Zions Bancorporation	463	11
Realty Income Corp.	300	11
Reinsurance Group of America Inc. Class A	177	11
Alexandria Real Estate Equities Inc.	133	11
Axis Capital Holdings Ltd.	291	11
Marshall & Ilsley Corp.	1,335	10
Lazard Ltd. Class A	233	10
* Arch Capital Group Ltd.	112	10
Jones Lang LaSalle Inc.	101	10
* MSCI Inc. Class A	280	10
Camden Property Trust	167	10
Liberty Property Trust	287	10
Raymond James Financial Inc.	251	10
* Markel Corp.	23	10
Regency Centers Corp.	207	9
Eaton Vance Corp.	299	9
WR Berkley Corp.	305	9
HCC Insurance Holdings Inc.	292	9
Duke Realty Corp.	637	9
Essex Property Trust Inc.	72	9
* E*Trade Financial Corp.	557	9
RenaissanceRe Holdings Ltd.	132	9
Waddell & Reed Financial Inc. Class A	219	9
Senior Housing Properties Trust	360	9
SEI Investments Co.	380	9
East West Bancorp Inc.	375	9
Ares Capital Corp.	487	9
* Popular Inc.	2,593	8
Transatlantic Holdings Inc.	163	8
* NASDAQ OMX Group Inc.	290	8
Arthur J Gallagher & Co.	263	8
Old Republic International Corp.	656	8
Fidelity National Financial Inc. Class A	582	8
* American Capital Ltd.	861	8
Weingarten Realty Investors	305	8
Cullen/Frost Bankers Inc.	133	8
Commerce Bancshares Inc.	193	8
BRE Properties Inc.	163	8
Taubman Centers Inc.	139	8
* First Horizon National Corp.	668	8
First Niagara Financial Group Inc.	530	8
Apartment Investment & Management Co.	297	8
American Financial Group Inc.	218	8
Brown & Brown Inc.	287	8
Developers Diversified Realty Corp.	506	7
Hospitality Properties Trust	313	7
Jefferies Group Inc.	295	7
White Mountains Insurance Group Ltd.	18	7
City National Corp.	116	7
American Capital Agency Corp.	232	7

17

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Mack-Cali Realty Corp.	201	7
Assured Guaranty Ltd.	467	7
Associated Banc-Corp	439	6
* St. Joe Co.	235	6
Janus Capital Group Inc.	467	6
CBL & Associates Properties Inc.	350	6
* Stifel Financial Corp.	87	6
Federated Investors Inc. Class B	226	6
CapitalSource Inc.	818	6
Protective Life Corp.	217	6
Highwoods Properties Inc.	181	6
* Forest City Enterprises Inc. Class A	324	6
Apollo Investment Corp.	492	6
Corporate Office Properties Trust	169	6
BioMed Realty Trust Inc.	332	6
MFA Financial Inc.	711	6
Omega Healthcare Investors Inc.	250	6
TCF Financial Corp.	361	6
Douglas Emmett Inc.	311	6
* Allied World Assurance Co. Holdings Ltd.	94	6
Bank of Hawaii Corp.	123	6
* SVB Financial Group	107	6
Aspen Insurance Holdings Ltd.	196	6
Entertainment Properties Trust	119	6
Home Properties Inc.	96	6
American Campus Communities Inc.	167	6
StanCorp Financial Group Inc.	121	6
Valley National Bancorp	408	6
Fulton Financial Corp.	504	6
Tanger Factory Outlet Centers	205	6
Mid-America Apartment Communities Inc.	84	6
* Alleghany Corp.	16	6
* Signature Bank	105	6
National Retail Properties Inc.	211	5
Greenhill & Co. Inc.	75	5
Kilroy Realty Corp.	138	5
Hanover Insurance Group Inc.	114	5
Alterra Capital Holdings Ltd.	244	5
Endurance Specialty Holdings Ltd.	106	5
CommonWealth REIT	182	5
Erie Indemnity Co. Class A	74	5
Washington Real Estate Investment Trust	163	5
Washington Federal Inc.	286	5
Synovus Financial Corp.	1,985	5
LaSalle Hotel Properties	177	5
Validus Holdings Ltd.	161	5
* ProAssurance Corp.	78	5
* DiamondRock Hospitality Co.	420	5
Prosperity Bancshares Inc.	119	5
Post Properties Inc.	124	5
FirstMerit Corp.	274	5
* MGIC Investment Corp.	510	4
Platinum Underwriters Holdings Ltd.	105	4
Extra Space Storage Inc.	221	4

18

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* MBIA Inc.	389	4
* Howard Hughes Corp.	75	4
Hatteras Financial Corp.	146	4
Starwood Property Trust Inc.	181	4
NewAlliance Bancshares Inc.	269	4
Webster Financial Corp.	180	4
First American Financial Corp.	263	4
Brandywine Realty Trust	333	4
* CNO Financial Group Inc.	563	4
Iberiabank Corp.	69	4
Potlatch Corp.	102	4
Equity Lifestyle Properties Inc.	67	4
Colonial Properties Trust	197	4
Westamerica Bancorporation	75	4
Trustmark Corp.	163	4
Unitrin Inc.	130	4
Delphi Financial Group Inc.	121	4
Healthcare Realty Trust Inc.	159	4
* Portfolio Recovery Associates Inc.	44	4
Cathay General Bancorp	199	4
* PHH Corp.	142	4
Whitney Holding Corp.	245	4
Montpelier Re Holdings Ltd.	170	3
Northwest Bancshares Inc.	281	3
* Ezcorp Inc. Class A	118	3
BancorpSouth Inc.	212	3
* Knight Capital Group Inc. Class A	239	3
Umpqua Holdings Corp.	291	3
Medical Properties Trust Inc.	282	3
BOK Financial Corp.	64	3
Cash America International Inc.	76	3
Redwood Trust Inc.	198	3
UMB Financial Corp.	81	3
* Sunstone Hotel Investors Inc.	300	3
Susquehanna Bancshares Inc.	329	3
EastGroup Properties Inc.	69	3
Astoria Financial Corp.	219	3
FNB Corp.	306	3
Argo Group International Holdings Ltd.	80	3
PS Business Parks Inc.	48	3
DCT Industrial Trust Inc.	535	3
National Health Investors Inc.	63	3
Invesco Mortgage Capital Inc.	127	3
Wintrust Financial Corp.	88	3
Glacier Bancorp Inc.	183	3
Mercury General Corp.	69	3
United Bankshares Inc.	99	3
First Citizens BancShares Inc. Class A	14	3
MB Financial Inc.	136	3
Sovran Self Storage Inc.	70	3
RLI Corp.	47	3
First Financial Bankshares Inc.	53	3
Piedmont Office Realty Trust Inc. Class A	133	3
Old National Bancorp	237	3

19

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Franklin Street Properties Corp.	176	3
Hancock Holding Co.	75	3
International Bancshares Corp.	136	3
Tower Group Inc.	95	3
Prospect Capital Corp.	212	3
* World Acceptance Corp.	43	3
DuPont Fabros Technology Inc.	105	3
* MF Global Holdings Ltd.	294	3
National Penn Bancshares Inc.	320	3
Lexington Realty Trust	268	3
* First Cash Financial Services Inc.	77	3
First Financial Bancorp	148	3
Selective Insurance Group Inc.	136	3
U-Store-It Trust	237	2
Radian Group Inc.	338	2
* Texas Capital Bancshares Inc.	94	2
* iStar Financial Inc.	237	2
Capstead Mortgage Corp.	179	2
Glimcher Realty Trust	254	2
* Strategic Hotels & Resorts Inc.	359	2
KBW Inc.	90	2
First Midwest Bancorp Inc.	189	2
BlackRock Kelso Capital Corp.	182	2
Provident Financial Services Inc.	152	2
Hersha Hospitality Trust Class A	342	2
Employers Holdings Inc.	108	2
Anworth Mortgage Asset Corp.	301	2
* Investment Technology Group Inc.	112	2
TFS Financial Corp.	205	2
Community Bank System Inc.	84	2
* Greenlight Capital Re Ltd. Class A	73	2
Park National Corp.	32	2
Sterling Bancshares Inc.	232	2
CNA Financial Corp.	71	2
Pebblebrook Hotel Trust	95	2
* Ocwen Financial Corp.	196	2
First Potomac Realty Trust	127	2
Acadia Realty Trust	103	2
Pennsylvania Real Estate Investment Trust	141	2
Columbia Banking System Inc.	102	2
Fifth Street Finance Corp.	146	2
Cousins Properties Inc.	236	2
* Dollar Financial Corp.	93	2
LTC Properties Inc.	68	2
NBT Bancorp Inc.	88	2
CVB Financial Corp.	234	2
American Equity Investment Life Holding Co.	148	2
Equity One Inc.	102	2
Infinity Property & Casualty Corp.	32	2
Government Properties Income Trust	71	2
Investors Real Estate Trust	205	2
PrivateBancorp Inc. Class A	133	2
Inland Real Estate Corp.	202	2
Associated Estates Realty Corp.	115	2

20

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* FelCor Lodging Trust Inc.	246	2
Oritani Financial Corp.	141	2
* Pico Holdings Inc.	61	2
* First Industrial Realty Trust Inc.	161	2
* Forestar Group Inc.	93	2
Horace Mann Educators Corp.	104	2
optionsXpress Holdings Inc.	108	2
First Commonwealth Financial Corp.	266	2
Sun Communities Inc.	49	2
* Investors Bancorp Inc.	122	2
* Piper Jaffray Cos.	40	2
Compass Diversified Holdings	101	2
* Navigators Group Inc.	31	2
PacWest Bancorp	78	2
Primerica Inc.	62	2
Cypress Sharpridge Investments Inc.	128	2
Getty Realty Corp.	54	2
Alexander's Inc.	4	2
Brookline Bancorp Inc.	150	2
Safety Insurance Group Inc.	32	2
MarketAxess Holdings Inc.	71	2
Nelnet Inc. Class A	68	2
Education Realty Trust Inc.	183	2
* Enstar Group Ltd.	18	2
Flagstone Reinsurance Holdings SA	132	2
Independent Bank Corp.	55	2
* LPL Investment Holdings Inc.	44	2
American National Insurance Co.	18	2
Capitol Federal Financial Inc.	114	2
Interactive Brokers Group Inc.	93	1
Bank of the Ozarks Inc.	33	1
MCG Capital Corp.	194	1
S&T Bancorp Inc.	63	1
Meadowbrook Insurance Group Inc.	137	1
Evercore Partners Inc. Class A	40	1
BGC Partners Inc. Class A	144	1
* Pinnacle Financial Partners Inc.	86	1
City Holding Co.	40	1
* Western Alliance Bancorp	166	1
Boston Private Financial Holdings Inc.	189	1
* Newcastle Investment Corp.	157	1
Cohen & Steers Inc.	45	1
Ramco-Gershenson Properties Trust	97	1
Walter Investment Management Corp.	65	1
* Internet Capital Group Inc.	93	1
Symetra Financial Corp.	89	1
Chemical Financial Corp.	63	1
Simmons First National Corp. Class A	44	1
Home Bancshares Inc.	56	1
Campus Crest Communities Inc.	86	1
WesBanco Inc.	59	1
* National Financial Partners Corp.	86	1
United Fire & Casualty Co.	58	1
Universal Health Realty Income Trust	30	1

21

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Ashford Hospitality Trust Inc.	115	1
Sandy Spring Bancorp Inc.	62	1
Retail Opportunity Investments Corp.	107	1
Banco Latinoamericano de Comercio Exterior SA	70	1
Trustco Bank Corp. NY	195	1
NorthStar Realty Finance Corp.	196	1
Wesco Financial Corp.	3	1
Flushing Financial Corp.	80	1
PennantPark Investment Corp.	90	1
* CNA Surety Corp.	45	1
Oriental Financial Group Inc.	95	1
Two Harbors Investment Corp.	102	1
Artio Global Investors Inc. Class A	71	1
* Safeguard Scientifics Inc.	53	1
Urstadt Biddle Properties Inc. Class A	57	1
Duff & Phelps Corp. Class A	70	1
Harleysville Group Inc.	30	1
Amtrust Financial Services Inc.	57	1
CBOE Holdings Inc.	37	1
* Encore Capital Group Inc.	40	1
* Netspend Holdings Inc.	83	1
* PMI Group Inc.	362	1
Dime Community Bancshares Inc.	69	1
Danvers Bancorp Inc.	49	1
SCBT Financial Corp.	33	1
FBL Financial Group Inc. Class A	34	1
* Credit Acceptance Corp.	15	1
* AMERISAFE Inc.	53	1
National Western Life Insurance Co. Class A	6	1
First Financial Corp.	32	1
Community Trust Bancorp Inc.	36	1
Hercules Technology Growth Capital Inc.	93	1
Renasant Corp.	64	1
TICC Capital Corp.	81	1
Oppenheimer Holdings Inc. Class A	31	1
* FPIC Insurance Group Inc.	27	1
* Nara Bancorp Inc.	97	1
Lakeland Financial Corp.	45	1
Maiden Holdings Ltd.	125	1
Washington Trust Bancorp Inc.	43	1
* Citizens Republic Bancorp Inc.	1,175	1
* Global Indemnity plc	44	1
Southside Bancshares Inc.	43	1
* Hilltop Holdings Inc.	101	1
RAIT Financial Trust	283	1
Provident New York Bancorp	102	1
Colony Financial Inc.	45	1
TowneBank	64	1
Resource Capital Corp.	126	1
* Virtus Investment Partners Inc.	16	1
MVC Capital Inc.	66	1
GAMCO Investors Inc.	20	1
* Financial Engines Inc.	38	1
Berkshire Hills Bancorp Inc.	41	1

22

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Bancfirst Corp.	22	1
PennyMac Mortgage Investment Trust	49	1
Saul Centers Inc.	20	1
Cardinal Financial Corp.	82	1
Calamos Asset Management Inc. Class A	55	1
Parkway Properties Inc.	56	1
Tompkins Financial Corp.	22	1
Univest Corp. of Pennsylvania	50	1
Capital Southwest Corp.	9	1
StellarOne Corp.	61	1
Kite Realty Group Trust	159	1
* Tejon Ranch Co.	34	1
* Phoenix Cos. Inc.	336	1
SY Bancorp Inc.	36	1
* Beneficial Mutual Bancorp Inc.	99	1
* West Coast Bancorp	264	1
Cedar Shopping Centers Inc.	146	1
1st Source Corp.	45	1
* eHealth Inc.	70	1
OneBeacon Insurance Group Ltd. Class A	64	1
Cogdell Spencer Inc.	136	1
GFI Group Inc.	174	1
* NewStar Financial Inc.	82	1
Main Street Capital Corp.	44	1
* Citizens Inc.	116	1
Westfield Financial Inc.	95	1
* Center Financial Corp.	108	1
First Busey Corp.	169	1
* International Assets Holding Corp.	35	1
* Sabra Healthcare REIT Inc.	46	1
CapLease Inc.	157	1
United Financial Bancorp Inc.	54	1
WSFS Financial Corp.	18	1
* TradeStation Group Inc.	125	1
* Southwest Bancorp Inc.	59	1
* Green Dot Corp. Class A	16	1
Apollo Commercial Real Estate Finance Inc.	49	1
Sterling Bancorp	83	1
* Eagle Bancorp Inc.	56	1
Wilmington Trust Corp.	181	1
Abington Bancorp Inc.	65	1
Territorial Bancorp Inc.	41	1
Hudson Valley Holding Corp.	38	1
Camden National Corp.	24	1
* Ameris Bancorp	80	1
Triangle Capital Corp.	42	1
Winthrop Realty Trust	66	1
Northfield Bancorp Inc.	60	1
Dynex Capital Inc.	74	1
Chesapeake Lodging Trust	42	1
* Kennedy-Wilson Holdings Inc.	71	1
Trico Bancshares	48	1
* HFF Inc. Class A	59	1
Advance America Cash Advance Centers Inc.	144	1

23

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
First Merchants Corp.	87	1
Heartland Financial USA Inc.	45	1
Westwood Holdings Group Inc.	20	1
Great Southern Bancorp Inc.	35	1
German American Bancorp Inc.	43	1
Tower Bancorp Inc.	31	1
First Community Bancshares Inc.	56	1
* Bancorp Inc.	80	1
Coresite Realty Corp.	31	1
State Auto Financial Corp.	21	—
Gladstone Capital Corp.	29	—
Arrow Financial Corp.	13	—
Agree Realty Corp.	12	—
SeaBright Holdings Inc.	26	—
NGP Capital Resources Co.	27	—
Hudson Pacific Properties Inc.	18	—
Monmouth Real Estate Investment Corp. Class A	32	—
National Bankshares Inc.	9	—
* American Safety Insurance Holdings Ltd.	12	—
* Avatar Holdings Inc.	12	—
Bank Mutual Corp.	55	—
Washington Banking Co.	18	—
Arlington Asset Investment Corp. Class A	9	—
Bryn Mawr Bank Corp.	12	—
First Bancorp	17	—
OceanFirst Financial Corp.	18	—
Orrstown Financial Services Inc.	9	—
Suffolk Bancorp	12	—
First of Long Island Corp.	9	—
Union First Market Bankshares Corp.	21	—
CoBiz Financial Inc.	37	—
Federal Agricultural Mortgage Corp.	12	—
ViewPoint Financial Group	18	—
MainSource Financial Group Inc.	24	—
Enterprise Financial Services Corp.	18	—
Citizens & Northern Corp.	15	—
* OmniAmerican Bancorp Inc.	15	—
* FBR Capital Markets Corp.	63	—
Penns Woods Bancorp Inc.	6	—
Stewart Information Services Corp.	21	—
Home Federal Bancorp Inc.	21	—
* MPG Office Trust Inc.	59	—
Financial Institutions Inc.	12	—
* Heritage Financial Corp.	15	—
CreXus Investment Corp.	17	—
First Financial Holdings Inc.	21	—
Diamond Hill Investment Group Inc.	3	—
Gladstone Investment Corp.	27	—
* Harris & Harris Group Inc.	38	—
Lakeland Bancorp Inc.	23	—
Kayne Anderson Energy Development Co.	12	—
ESSA Bancorp Inc.	17	—
State Bancorp Inc.	21	—
Presidential Life Corp.	22	—

24

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Epoch Holding Corp.	14	—
* Terreno Realty Corp.	12	—
Excel Trust Inc.	18	—
Bank of Marin Bancorp	6	—
Centerstate Banks Inc.	30	—
First Interstate Bancsystem Inc.	15	—
CNB Financial Corp.	15	—
Pacific Continental Corp.	21	—
BankFinancial Corp.	24	—
Consolidated-Tomoka Land Co.	6	—
Republic Bancorp Inc. Class A	12	—
Kansas City Life Insurance Co.	6	—
Bridge Bancorp Inc.	9	—
* Metro Bancorp Inc.	16	—
Baldwin & Lyons Inc.	8	—
SWS Group Inc.	36	—
* Cowen Group Inc. Class A	45	—
Donegal Group Inc. Class A	15	—
Alliance Financial Corp.	6	—
* LaBranche & Co. Inc.	45	—
Capital City Bank Group Inc.	15	—
National Interstate Corp.	9	—
* Gleacher & Co. Inc.	96	—
Kearny Financial Corp.	18	—
* Crawford & Co. Class B	40	—
First Bancorp Inc.	12	—
* 1st United Bancorp Inc.	27	—
Ames National Corp.	9	—
Sanders Morris Harris Group Inc.	24	—
ESB Financial Corp.	12	—
Gladstone Commercial Corp.	9	—
Peoples Bancorp Inc.	12	—
THL Credit Inc.	12	—
Peapack Gladstone Financial Corp.	12	—
Wilshire Bancorp Inc.	24	—
* First Marblehead Corp.	68	—
* Penson Worldwide Inc.	24	—
Bancorp Rhode Island Inc.	5	—
Chatham Lodging Trust	9	—
* Hanmi Financial Corp.	125	—
* United Community Banks Inc.	114	—
* Meridian Interstate Bancorp Inc.	12	—
Golub Capital BDC Inc.	9	—
JMP Group Inc.	18	—
* Virginia Commerce Bancorp Inc.	26	—
Merchants Bancshares Inc.	6	—
Sierra Bancorp	14	—
Solar Capital Ltd.	6	—
EMC Insurance Group Inc.	6	—
Medallion Financial Corp.	18	—
Rockville Financial Inc.	9	—
Mission West Properties Inc.	21	—
* Thomas Properties Group Inc.	42	—
West Bancorporation Inc.	18	—

25

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Clifton Savings Bancorp Inc.	12	—
* BofI Holding Inc.	9	—
* Hallmark Financial Services	15	—
One Liberty Properties Inc.	9	—
* Home Bancorp Inc.	9	—
American National Bankshares Inc.	6	—
MidWestOne Financial Group Inc.	9	—
* Taylor Capital Group Inc.	12	—
Midsouth Bancorp Inc.	9	—
* Flagstar Bancorp Inc.	72	—
UMH Properties Inc.	12	—
Universal Insurance Holdings Inc.	21	—
* Ladenburg Thalmann Financial Services Inc.	111	—
* Encore Bancshares Inc.	9	—
* Primus Guaranty Ltd.	21	—
* Asset Acceptance Capital Corp.	18	—
Asta Funding Inc.	12	—
* CompuCredit Holdings Corp.	15	—
* Marlin Business Services Corp.	9	—
Roma Financial Corp.	9	—
* First BanCorp	20	—
Life Partners Holdings Inc.	11	—
Century Bancorp Inc. Class A	3	—
Fox Chase Bancorp Inc.	6	—
Pzena Investment Management Inc. Class A	9	—
* Heritage Financial Group Inc.	4	—
* Green Bankshares Inc.	15	—
First South Bancorp Inc.	9	—
* NASB Financial Inc.	3	—
California First National Bancorp	3	—
Porter Bancorp Inc.	5	—
Kaiser Federal Financial Group Inc.	3	—
* Rodman & Renshaw Capital Group Inc.	18	—
* Doral Financial Corp.	26	—
* Waterstone Financial Inc.	9	—
* Gerova Financial Group Ltd.	4	—
* Student Loan Corp. Escrow	4	—
		6,157
Health Care (11.0%)
Johnson & Johnson	6,871	422
Pfizer Inc.	20,097	387
Merck & Co. Inc.	7,769	253
Abbott Laboratories	3,845	185
* Amgen Inc.	2,386	123
UnitedHealth Group Inc.	2,832	121
Bristol-Myers Squibb Co.	4,284	111
Medtronic Inc.	2,744	110
Eli Lilly & Co.	2,534	88
* Gilead Sciences Inc.	2,089	82
Baxter International Inc.	1,486	79
* Express Scripts Inc.	1,365	77
Covidien plc	1,248	64
* WellPoint Inc.	935	62
* Medco Health Solutions Inc.	1,007	62

26

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Celgene Corp.	1,152	61
* Thermo Fisher Scientific Inc.	1,022	57
Allergan Inc.	757	56
* Genzyme Corp.	664	50
McKesson Corp.	630	50
Stryker Corp.	784	50
Becton Dickinson and Co.	550	44
* Biogen Idec Inc.	602	41
* St. Jude Medical Inc.	823	39
Cardinal Health Inc.	902	38
Aetna Inc.	996	37
* Agilent Technologies Inc.	867	37
* Intuitive Surgical Inc.	97	32
* Zimmer Holdings Inc.	505	32
CIGNA Corp.	689	29
Alcon Inc.	172	29
* Humana Inc.	424	28
* Boston Scientific Corp.	3,772	27
AmerisourceBergen Corp. Class A	703	27
* Mylan Inc.	1,080	25
* Life Technologies Corp.	452	24
* Edwards Lifesciences Corp.	281	24
* Vertex Pharmaceuticals Inc.	500	23
* Laboratory Corp. of America Holdings	258	23
CR Bard Inc.	236	23
* Forest Laboratories Inc.	708	23
* Hospira Inc.	411	22
* Alexion Pharmaceuticals Inc.	221	21
* Varian Medical Systems Inc.	305	21
* Illumina Inc.	302	21
* DaVita Inc.	240	19
* Waters Corp.	229	19
Quest Diagnostics Inc.	321	18
* Cerner Corp.	168	17
* Henry Schein Inc.	224	16
* Watson Pharmaceuticals Inc.	273	15
Perrigo Co.	198	15
* Mettler-Toledo International Inc.	83	14
Beckman Coulter Inc.	171	14
DENTSPLY International Inc.	358	13
* Hologic Inc.	631	13
* CareFusion Corp.	457	13
* Human Genome Sciences Inc.	475	12
* Dendreon Corp.	350	12
* ResMed Inc.	369	12
* Coventry Health Care Inc.	375	11
* IDEXX Laboratories Inc.	140	11
* Cephalon Inc.	191	11
* Endo Pharmaceuticals Holdings Inc.	295	11
Universal Health Services Inc. Class B	228	10
* Community Health Systems Inc.	241	10
* Tenet Healthcare Corp.	1,228	9
* Covance Inc.	156	9
Omnicare Inc.	305	9

27

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Patterson Cos. Inc.	260	9
* United Therapeutics Corp.	126	9
* Alere Inc.	213	8
PerkinElmer Inc.	299	8
* Gen-Probe Inc.	126	8
* Mednax Inc.	120	8
* Kinetic Concepts Inc.	159	8
* SXC Health Solutions Corp.	156	8
* AMERIGROUP Corp.	132	8
* Health Net Inc.	252	7
Lincare Holdings Inc.	252	7
Pharmaceutical Product Development Inc.	268	7
Cooper Cos. Inc.	116	7
Techne Corp.	95	7
* Regeneron Pharmaceuticals Inc.	178	7
* Health Management Associates Inc. Class A	635	6
* BioMarin Pharmaceutical Inc.	258	6
* Allscripts Healthcare Solutions Inc.	294	6
Hill-Rom Holdings Inc.	161	6
Teleflex Inc.	102	6
* Brookdale Senior Living Inc. Class A	217	6
* Healthsouth Corp.	237	6
* Bio-Rad Laboratories Inc. Class A	50	6
* Onyx Pharmaceuticals Inc.	159	6
* Healthspring Inc.	148	6
* Amylin Pharmaceuticals Inc.	364	6
* LifePoint Hospitals Inc.	141	6
* VCA Antech Inc.	218	6
Warner Chilcott plc Class A	229	5
* Charles River Laboratories International Inc.	147	5
* Dionex Corp.	45	5
* HMS Holdings Corp.	69	5
STERIS Corp.	151	5
Owens & Minor Inc.	161	5
Medicis Pharmaceutical Corp. Class A	154	5
* Salix Pharmaceuticals Ltd.	145	5
* Emergency Medical Services Corp. Class A	76	5
* Catalyst Health Solutions Inc.	97	4
* Myriad Genetics Inc.	235	4
* Sirona Dental Systems Inc.	86	4
* InterMune Inc.	116	4
* American Medical Systems Holdings Inc.	191	4
* Magellan Health Services Inc.	86	4
* Pharmasset Inc.	82	4
* Thoratec Corp.	146	4
* WellCare Health Plans Inc.	108	4
* Cepheid Inc.	151	4
Masimo Corp.	132	4
* Haemonetics Corp.	64	4
Quality Systems Inc.	49	4
* Centene Corp.	125	4
* athenahealth Inc.	84	4
* PSS World Medical Inc.	146	4
Chemed Corp.	58	4

28

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Theravance Inc.	159	4
* Bruker Corp.	185	4
* Viropharma Inc.	198	4
West Pharmaceutical Services Inc.	86	4
* Parexel International Corp.	149	4
* Alkermes Inc.	241	4
* Immucor Inc.	177	4
* Exelixis Inc.	275	4
* Volcano Corp.	128	3
* Impax Laboratories Inc.	159	3
* Cubist Pharmaceuticals Inc.	149	3
* Talecris Biotherapeutics Holdings Corp.	131	3
* Align Technology Inc.	151	3
* Seattle Genetics Inc.	212	3
* Incyte Corp. Ltd.	223	3
* Nektar Therapeutics	288	3
* Par Pharmaceutical Cos. Inc.	89	3
* Integra LifeSciences Holdings Corp.	54	3
* NuVasive Inc.	100	3
* Amedisys Inc.	73	3
* Zoll Medical Corp.	55	3
* Kindred Healthcare Inc.	101	3
* Auxilium Pharmaceuticals Inc.	107	2
* Medicines Co.	137	2
* Arthrocare Corp.	69	2
* RehabCare Group Inc.	64	2
* Cyberonics Inc.	71	2
* DexCom Inc.	157	2
* Gentiva Health Services Inc.	80	2
Meridian Bioscience Inc.	104	2
Invacare Corp.	75	2
* MWI Veterinary Supply Inc.	32	2
* Isis Pharmaceuticals Inc.	239	2
* Neogen Corp.	58	2
* Acorda Therapeutics Inc.	99	2
* HeartWare International Inc.	24	2
* Insulet Corp.	113	2
* CONMED Corp.	75	2
PDL BioPharma Inc.	357	2
Analogic Corp.	36	2
* Ariad Pharmaceuticals Inc.	322	2
* Luminex Corp.	102	2
* Amsurg Corp. Class A	80	2
* Questcor Pharmaceuticals Inc.	140	2
* Hanger Orthopedic Group Inc.	67	2
* Targacept Inc.	61	2
* IPC The Hospitalist Co. Inc.	42	2
Universal American Corp.	82	2
* Air Methods Corp.	29	2
* Savient Pharmaceuticals Inc.	173	2
* Momenta Pharmaceuticals Inc.	120	2
* Sunrise Senior Living Inc.	142	2
* MAKO Surgical Corp.	78	2
Landauer Inc.	25	2

29

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Micromet Inc.	252	2
* Wright Medical Group Inc.	99	2
* Vivus Inc.	205	2
* MedAssets Inc.	110	2
* Immunogen Inc.	172	2
* Sequenom Inc.	251	2
* Geron Corp.	311	2
* Abaxis Inc.	57	2
* Medivation Inc.	87	2
* Greatbatch Inc.	59	2
* NxStage Medical Inc.	70	2
* Orthofix International NV	45	1
* Molina Healthcare Inc.	40	1
* Halozyme Therapeutics Inc.	199	1
Computer Programs & Systems Inc.	25	1
* Emeritus Corp.	57	1
* Enzon Pharmaceuticals Inc.	125	1
* Syneron Medical Ltd.	90	1
* Celera Corp.	208	1
* NPS Pharmaceuticals Inc.	169	1
* Bio-Reference Labs Inc.	62	1
* Accuray Inc.	130	1
* Medidata Solutions Inc.	49	1
* ICU Medical Inc.	30	1
* Merit Medical Systems Inc.	72	1
* SonoSite Inc.	34	1
* Healthways Inc.	87	1
* LHC Group Inc.	40	1
Ensign Group Inc.	39	1
* SIGA Technologies Inc.	88	1
* Natus Medical Inc.	73	1
* Emdeon Inc. Class A	73	1
National Healthcare Corp.	24	1
* Opko Health Inc.	233	1
* Conceptus Inc.	80	1
* Omnicell Inc.	83	1
* Depomed Inc.	132	1
* Emergent Biosolutions Inc.	52	1
* Angiodynamics Inc.	63	1
* Select Medical Holdings Corp.	133	1
* AMAG Pharmaceuticals Inc.	56	1
* Triple-S Management Corp. Class B	52	1
* Optimer Pharmaceuticals Inc.	86	1
* Lexicon Pharmaceuticals Inc.	522	1
* Jazz Pharmaceuticals Inc.	41	1
* Genomic Health Inc.	40	1
* Ardea Biosciences Inc.	38	1
* Assisted Living Concepts Inc. Class A	28	1
* ABIOMED Inc.	80	1
* Sangamo Biosciences Inc.	120	1
* Corvel Corp.	20	1
* Clinical Data Inc.	32	1
* Rigel Pharmaceuticals Inc.	138	1

30

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Spectrum Pharmaceuticals Inc.	140	1
* OraSure Technologies Inc.	136	1
* AMN Healthcare Services Inc.	126	1
* Almost Family Inc.	24	1
* PharMerica Corp.	78	1
* Alnylam Pharmaceuticals Inc.	83	1
* Affymetrix Inc.	185	1
* Skilled Healthcare Group Inc.	66	1
* eResearchTechnology Inc.	141	1
* Symmetry Medical Inc.	99	1
* AVANIR Pharmaceuticals Inc.	236	1
* Akorn Inc.	159	1
* Medcath Corp.	62	1
* Palomar Medical Technologies Inc.	55	1
* ZIOPHARM Oncology Inc.	144	1
* Caliper Life Sciences Inc.	131	1
* Rural/Metro Corp.	58	1
* Team Health Holdings Inc.	47	1
* Quidel Corp.	66	1
* Cytori Therapeutics Inc.	147	1
Cantel Medical Corp.	39	1
* Neurocrine Biosciences Inc.	126	1
* Allos Therapeutics Inc.	252	1
* Arqule Inc.	132	1
* Cross Country Healthcare Inc.	101	1
* Endologix Inc.	139	1
* Immunomedics Inc.	225	1
* Merge Healthcare Inc.	164	1
* Metabolix Inc.	90	1
* Durect Corp.	252	1
* Dynavax Technologies Corp.	272	1
* Ironwood Pharmaceuticals Inc.	65	1
* Accretive Health Inc.	39	1
* Nabi Biopharmaceuticals	140	1
* MAP Pharmaceuticals Inc.	49	1
* Hi-Tech Pharmacal Co. Inc.	34	1
* Cadence Pharmaceuticals Inc.	104	1
* Unilife Corp.	164	1
* BioMimetic Therapeutics Inc.	57	1
* Exact Sciences Corp.	140	1
* AVI BioPharma Inc.	374	1
* XenoPort Inc.	102	1
* Delcath Systems Inc.	112	1
* Vanda Pharmaceuticals Inc.	96	1
* Sun Healthcare Group Inc.	47	1
* MannKind Corp.	178	1
* Solta Medical Inc.	208	1
Atrion Corp.	3	1
* ExamWorks Group Inc.	20	—
* Pacific Biosciences of California Inc.	24	—
* Chindex International Inc.	18	—
* Inspire Pharmaceuticals Inc.	78	—
Pain Therapeutics Inc.	45	—
* Synovis Life Technologies Inc.	15	—

31

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Novavax Inc.	111	—
* Capital Senior Living Corp.	33	—
* Five Star Quality Care Inc.	39	—
* Curis Inc.	87	—
* SurModics Inc.	20	—
* Ligand Pharmaceuticals Inc. Class B	24	—
* Pharmacyclics Inc.	50	—
* Transcend Services Inc.	12	—
* Vital Images Inc.	17	—
* Staar Surgical Co.	42	—
* Keryx Biopharmaceuticals Inc.	63	—
* Obagi Medical Products Inc.	21	—
* Metropolitan Health Networks Inc.	48	—
* US Physical Therapy Inc.	12	—
* Kensey Nash Corp.	9	—
* Arena Pharmaceuticals Inc.	143	—
* Vascular Solutions Inc.	21	—
America Service Group Inc.	12	—
* American Dental Partners Inc.	17	—
* Kendle International Inc.	18	—
* TomoTherapy Inc.	60	—
* Providence Service Corp.	13	—
* IRIS International Inc.	21	—
* Dyax Corp.	120	—
* SuperGen Inc.	69	—
* Continucare Corp.	36	—
* BioScrip Inc.	48	—
* Santarus Inc.	63	—
* Biotime Inc.	29	—
* Sciclone Pharmaceuticals Inc.	45	—
* Furiex Pharmaceuticals Inc.	12	—
* Cambrex Corp.	36	—
* CryoLife Inc.	36	—
* Biosante Pharmaceuticals Inc.	90	—
* Orthovita Inc.	81	—
* Progenics Pharmaceuticals Inc.	34	—
Young Innovations Inc.	6	—
* Spectranetics Corp.	39	—
* Chelsea Therapeutics International Ltd.	45	—
* Cerus Corp.	54	—
* Array Biopharma Inc.	65	—
* RTI Biologics Inc.	66	—
* Enzo Biochem Inc.	41	—
* Zalicus Inc.	81	—
* Vical Inc.	81	—
* Exactech Inc.	9	—
* LCA-Vision Inc.	24	—
* Pozen Inc.	33	—
* Alphatec Holdings Inc.	63	—
* AVEO Pharmaceuticals Inc.	12	—
* Peregrine Pharmaceuticals Inc.	74	—
* Cynosure Inc. Class A	12	—
Maxygen Inc.	39	—
* Biospecifics Technologies Corp.	6	—

32

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Anacor Pharmaceuticals Inc.	20	—
* BioCryst Pharmaceuticals Inc.	36	—
* Omeros Corp.	24	—
* Celldex Therapeutics Inc.	39	—
* Affymax Inc.	24	—
* Synta Pharmaceuticals Corp.	27	—
* Stereotaxis Inc.	38	—
* Nymox Pharmaceutical Corp.	23	—
* Codexis Inc.	14	—
* Idenix Pharmaceuticals Inc.	44	—
* Medical Action Industries Inc.	18	—
* Cutera Inc.	15	—
* CardioNet Inc.	30	—
* Inhibitex Inc.	60	—
* Osiris Therapeutics Inc.	21	—
* StemCells Inc.	149	—
* Alliance HealthCare Services Inc.	33	—
* Antares Pharma Inc.	87	—
* Albany Molecular Research Inc.	30	—
MedQuist Inc.	15	—
* Aegerion Pharmaceuticals Inc.	9	—
* Allied Healthcare International Inc.	54	—
* Corcept Therapeutics Inc.	35	—
* Rochester Medical Corp.	12	—
* CytRx Corp.	132	—
* Somaxon Pharmaceuticals Inc.	41	—
* Orexigen Therapeutics Inc.	36	—
* Neuralstem Inc.	57	—
* Inovio Pharmaceuticals Inc.	98	—
* Hansen Medical Inc.	51	—
* Infinity Pharmaceuticals Inc.	18	—
* PDI Inc.	12	—
National Research Corp.	3	—
* Cumberland Pharmaceuticals Inc.	15	—
* Cytokinetics Inc.	57	—
* Pure Bioscience	44	—
* MELA Sciences Inc.	30	—
* Lannett Co. Inc.	13	—
* Alimera Sciences Inc.	9	—
* DynaVox Inc. Class A	12	—
* Nanosphere Inc.	21	—
* Alexza Pharmaceuticals Inc.	54	—
* Complete Genomics Inc.	9	—
* Aoxing Pharmaceutical Co. Inc.	30	—
* Transcept Pharmaceuticals Inc.	6	—
* Caraco Pharmaceutical Laboratories Ltd.	10	—
* Sucampo Pharmaceuticals Inc. Class A	12	—
* Neostem Inc.	36	—
* Zogenix Inc.	12	—
* Cornerstone Therapeutics Inc.	9	—
* Biodel Inc.	23	—
* NeurogesX Inc.	12	—
* Acura Pharmaceuticals Inc.	12	—
* Anthera Pharmaceuticals Inc.	6	—

33

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* NuPathe Inc.	4	—
* AspenBio Pharma Inc.	45	—
		4,110
Industrials (11.6%)
General Electric Co.	26,601	557
United Technologies Corp.	2,324	194
3M Co.	1,776	164
Caterpillar Inc.	1,565	161
Boeing Co.	1,891	136
United Parcel Service Inc. Class B	1,779	131
Union Pacific Corp.	1,261	120
Emerson Electric Co.	1,876	112
Honeywell International Inc.	1,908	111
Deere & Co.	1,058	95
CSX Corp.	969	72
FedEx Corp.	780	70
Danaher Corp.	1,324	67
General Dynamics Corp.	861	66
Lockheed Martin Corp.	770	61
Norfolk Southern Corp.	922	60
Illinois Tool Works Inc.	1,097	59
Tyco International Ltd.	1,189	54
Cummins Inc.	499	50
Precision Castparts Corp.	354	50
Northrop Grumman Corp.	750	50
Raytheon Co.	949	49
Eaton Corp.	417	46
PACCAR Inc.	909	46
Waste Management Inc.	1,203	45
Ingersoll-Rand plc	802	36
Parker Hannifin Corp.	401	36
Fluor Corp.	445	32
Rockwell Automation Inc.	355	31
CH Robinson Worldwide Inc.	413	30
Dover Corp.	465	30
Cooper Industries plc	417	27
Goodrich Corp.	311	27
ITT Corp.	457	27
Expeditors International of Washington Inc.	529	25
Rockwell Collins Inc.	392	25
Joy Global Inc.	255	25
Republic Services Inc. Class A	805	24
* Delta Air Lines Inc.	2,081	23
L-3 Communications Holdings Inc.	287	23
Southwest Airlines Co.	1,844	22
Fastenal Co.	327	20
WW Grainger Inc.	146	19
Roper Industries Inc.	231	19
* United Continental Holdings Inc.	776	19
Textron Inc.	674	18
* Stericycle Inc.	208	18
Flowserve Corp.	138	17
Bucyrus International Inc. Class A	185	17
AMETEK Inc.	392	16

34

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Pall Corp.	287	16
* Jacobs Engineering Group Inc.	306	15
* Kansas City Southern	250	13
Manpower Inc.	207	13
Pitney Bowes Inc.	505	13
* AGCO Corp.	226	12
Masco Corp.	910	12
Iron Mountain Inc.	463	12
KBR Inc.	367	12
* Quanta Services Inc.	511	12
Robert Half International Inc.	364	12
Equifax Inc.	321	12
Avery Dennison Corp.	280	11
* Navistar International Corp.	180	11
Donaldson Co. Inc.	195	11
Timken Co.	219	11
Dun & Bradstreet Corp.	128	10
* Owens Corning	289	10
Hubbell Inc. Class B	152	10
SPX Corp.	127	10
* Babcock & Wilcox Co.	293	10
* IHS Inc. Class A	117	10
* URS Corp.	210	10
RR Donnelley & Sons Co.	523	10
Gardner Denver Inc.	133	10
JB Hunt Transport Services Inc.	231	10
* TransDigm Group Inc.	119	10
* WABCO Holdings Inc.	163	10
Cintas Corp.	337	10
* Terex Corp.	276	9
Pentair Inc.	250	9
* Chicago Bridge & Iron Co. NV	256	9
Nordson Corp.	82	9
Waste Connections Inc.	295	9
* Shaw Group Inc.	214	9
IDEX Corp.	206	9
* Verisk Analytics Inc. Class A	262	9
Snap-On Inc.	147	8
* BE Aerospace Inc.	244	8
* Oshkosh Corp.	228	8
Kennametal Inc.	207	8
Lincoln Electric Holdings Inc.	108	8
* Kirby Corp.	138	8
* Hertz Global Holdings Inc.	492	8
* Thomas & Betts Corp.	134	7
* Aecom Technology Corp.	257	7
* Corrections Corp. of America	288	7
MSC Industrial Direct Co. Class A	112	7
* Spirit Aerosystems Holdings Inc. Class A	269	7
Wabtec Corp.	123	7
Harsco Corp.	204	7
Carlisle Cos. Inc.	155	7
Regal-Beloit Corp.	91	7
Manitowoc Co. Inc.	333	7

35

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Ryder System Inc.	136	7
Towers Watson & Co. Class A	109	6
Graco Inc.	155	6
* WESCO International Inc.	108	6
Acuity Brands Inc.	111	6
Trinity Industries Inc.	201	6
* Copart Inc.	149	6
* GrafTech International Ltd.	306	6
Alliant Techsystems Inc.	84	6
Crane Co.	126	6
Lennox International Inc.	120	6
Valmont Industries Inc.	57	6
* General Cable Corp.	133	6
Landstar System Inc.	128	6
* AMR Corp.	844	6
Covanta Holding Corp.	329	6
* Alaska Air Group Inc.	92	5
* Esterline Technologies Corp.	76	5
* Clean Harbors Inc.	59	5
* EMCOR Group Inc.	169	5
CLARCOR Inc.	129	5
* Moog Inc. Class A	115	5
* Genesee & Wyoming Inc. Class A	99	5
Woodward Inc.	156	5
UTi Worldwide Inc.	257	5
Toro Co.	80	5
Actuant Corp. Class A	173	5
* Teledyne Technologies Inc.	93	5
* United Rentals Inc.	155	5
Watsco Inc.	71	5
* Atlas Air Worldwide Holdings Inc.	67	5
* Hexcel Corp.	246	5
Brady Corp. Class A	125	4
Con-way Inc.	137	4
Alexander & Baldwin Inc.	105	4
* EnerSys	124	4
Belden Inc.	119	4
Curtiss-Wright Corp.	117	4
* ArvinMeritor Inc.	238	4
Robbins & Myers Inc.	99	4
* United Stationers Inc.	62	4
Copa Holdings SA Class A	78	4
HEICO Corp.	75	4
GATX Corp.	118	4
* Avis Budget Group Inc.	261	4
* Geo Group Inc.	156	4
* FTI Consulting Inc.	120	4
* Dollar Thrifty Automotive Group Inc.	74	4
Herman Miller Inc.	145	4
* Middleby Corp.	43	4
Brink's Co.	122	4
AO Smith Corp.	93	4
Triumph Group Inc.	43	4
* Tetra Tech Inc.	157	4

36

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
HNI Corp.	115	4
* US Airways Group Inc.	410	4
* JetBlue Airways Corp.	619	4
Corporate Executive Board Co.	88	4
ABM Industries Inc.	132	4
Applied Industrial Technologies Inc.	108	3
* American Superconductor Corp.	130	3
Kaydon Corp.	86	3
* Chart Industries Inc.	74	3
Deluxe Corp.	131	3
* HUB Group Inc. Class A	95	3
* Old Dominion Freight Line Inc.	107	3
* II-VI Inc.	64	3
* Polypore International Inc.	56	3
Mueller Industries Inc.	96	3
Rollins Inc.	164	3
* CNH Global NV	65	3
* CoStar Group Inc.	53	3
Healthcare Services Group Inc.	168	3
* USG Corp.	173	3
Watts Water Technologies Inc. Class A	75	3
Simpson Manufacturing Co. Inc.	101	3
Knight Transportation Inc.	151	3
* AAR Corp.	100	3
* Korn/Ferry International	118	3
Barnes Group Inc.	125	3
* Orbital Sciences Corp.	147	3
ESCO Technologies Inc.	68	3
Werner Enterprises Inc.	110	3
* Insituform Technologies Inc. Class A	100	3
Briggs & Stratton Corp.	127	3
* Acacia Research - Acacia Technologies	87	3
* GeoEye Inc.	57	3
Granite Construction Inc.	89	3
* MasTec Inc.	135	3
Franklin Electric Co. Inc.	59	3
* AirTran Holdings Inc.	343	3
* Ceradyne Inc.	65	3
* Beacon Roofing Supply Inc.	117	3
Knoll Inc.	120	3
Mine Safety Appliances Co.	68	2
Skywest Inc.	143	2
Seaboard Corp.	1	2
Raven Industries Inc.	42	2
Resources Connection Inc.	118	2
* DigitalGlobe Inc.	70	2
Lindsay Corp.	32	2
American Science & Engineering Inc.	24	2
* 3D Systems Corp.	46	2
Forward Air Corp.	74	2
* Ladish Co. Inc.	40	2
Kaman Corp.	68	2
Titan International Inc.	90	2
Interface Inc. Class A	129	2

37

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Heartland Express Inc.	129	2
* Amerco Inc.	22	2
Armstrong World Industries Inc.	51	2
* Mobile Mini Inc.	93	2
Unifirst Corp.	37	2
* EnPro Industries Inc.	52	2
* Advisory Board Co.	40	2
* RBC Bearings Inc.	56	2
Cubic Corp.	40	2
Tennant Co.	49	2
* SYKES Enterprises Inc.	106	2
* Interline Brands Inc.	87	2
Steelcase Inc. Class A	194	2
Quanex Building Products Corp.	99	2
NACCO Industries Inc. Class A	15	2
* A123 Systems Inc.	196	2
* Blount International Inc.	122	2
* TrueBlue Inc.	113	2
* SFN Group Inc.	131	2
* Wabash National Corp.	173	2
* Astec Industries Inc.	51	2
CIRCOR International Inc.	44	2
Allegiant Travel Co. Class A	42	2
McGrath Rentcorp	62	2
Albany International Corp.	70	2
Universal Forest Products Inc.	50	2
* RSC Holdings Inc.	125	2
Ameron International Corp.	24	2
Arkansas Best Corp.	71	2
Administaff Inc.	56	2
* Layne Christensen Co.	50	2
National Presto Industries Inc.	13	2
Mueller Water Products Inc. Class A	391	2
* Huron Consulting Group Inc.	57	2
Aircastle Ltd.	129	2
G&K Services Inc. Class A	48	2
* Dycom Industries Inc.	90	2
* Rush Enterprises Inc. Class A	82	2
TAL International Group Inc.	43	2
Badger Meter Inc.	38	2
* Altra Holdings Inc.	69	2
EnergySolutions Inc.	224	2
* Kelly Services Inc. Class A	68	1
* Exponent Inc.	36	1
* Kforce Inc.	78	1
* Colfax Corp.	62	1
* Griffon Corp.	114	1
* Greenbrier Cos. Inc.	55	1
John Bean Technologies Corp.	72	1
AZZ Inc.	32	1
Tutor Perini Corp.	55	1
* Consolidated Graphics Inc.	24	1
Comfort Systems USA Inc.	97	1
* Team Inc.	49	1

38

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Aerovironment Inc.	43	1
Tredegar Corp.	63	1
Heidrick & Struggles International Inc.	45	1
* Navigant Consulting Inc.	129	1
* Trex Co. Inc.	40	1
Gorman-Rupp Co.	32	1
Viad Corp.	52	1
* ACCO Brands Corp.	139	1
Cascade Corp.	24	1
Great Lakes Dredge & Dock Corp.	149	1
Sun Hydraulics Corp.	32	1
* MYR Group Inc.	51	1
Encore Wire Corp.	48	1
* H&E Equipment Services Inc.	71	1
Standex International Corp.	32	1
* On Assignment Inc.	104	1
* LB Foster Co. Class A	26	1
Ennis Inc.	67	1
* Air Transport Services Group Inc.	137	1
Dynamic Materials Corp.	40	1
AAON Inc.	34	1
* Generac Holdings Inc.	56	1
* Capstone Turbine Corp.	672	1
* RailAmerica Inc.	68	1
Federal Signal Corp.	157	1
* ICF International Inc.	44	1
* KAR Auction Services Inc.	71	1
* Commercial Vehicle Group Inc.	63	1
Textainer Group Holdings Ltd.	28	1
* Kadant Inc.	38	1
Apogee Enterprises Inc.	72	1
* Sauer-Danfoss Inc.	32	1
* Powell Industries Inc.	26	1
* Dolan Co.	77	1
* Orion Marine Group Inc.	76	1
* American Reprographics Co.	105	1
* Columbus McKinnon Corp.	54	1
FreightCar America Inc.	33	1
* Gibraltar Industries Inc.	84	1
* PMFG Inc.	49	1
* Hawaiian Holdings Inc.	136	1
* Force Protection Inc.	179	1
* Titan Machinery Inc.	35	1
* Satcon Technology Corp.	246	1
* Trimas Corp.	43	1
* CRA International Inc.	34	1
* Celadon Group Inc.	60	1
Marten Transport Ltd.	41	1
US Ecology Inc.	52	1
* Cenveo Inc.	156	1
* GenCorp Inc.	168	1
* NCI Building Systems Inc.	61	1
Vicor Corp.	56	1
* Republic Airways Holdings Inc.	133	1

39

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Standard Parking Corp.	46	1
* CBIZ Inc.	117	1
* M&F Worldwide Corp.	33	1
* Michael Baker Corp.	26	1
* Advanced Battery Technologies Inc.	210	1
* Furmanite Corp.	111	1
* Kratos Defense & Security Solutions Inc.	56	1
* EnerNOC Inc.	41	1
* Genco Shipping & Trading Ltd.	65	1
* Eagle Bulk Shipping Inc.	191	1
* Saia Inc.	52	1
Ducommun Inc.	35	1
Twin Disc Inc.	24	1
* Metalico Inc.	122	1
Ampco-Pittsburgh Corp.	29	1
* Ener1 Inc.	207	1
Houston Wire & Cable Co.	57	1
Insteel Industries Inc.	61	1
Kimball International Inc. Class B	105	1
* Taser International Inc.	196	1
Graham Corp.	34	1
Aceto Corp.	88	1
* Pacer International Inc.	120	1
CDI Corp.	42	1
* Nielsen Holdings NV	20	1
* School Specialty Inc.	29	—
* Herley Industries Inc.	21	—
* Northwest Pipe Co.	12	—
Multi-Color Corp.	15	—
* Sterling Construction Co. Inc.	21	—
* Tecumseh Products Co. Class A	22	—
Alamo Group Inc.	9	—
* Hudson Highland Group Inc.	39	—
* Astronics Corp.	12	—
SeaCube Container Leasing Ltd.	17	—
* CAI International Inc.	12	—
Schawk Inc. Class A	14	—
* Excel Maritime Carriers Ltd. Class A	48	—
* Innerworkings Inc.	30	—
* Higher One Holdings Inc.	13	—
* American Railcar Industries Inc.	12	—
* Keyw Holding Corp.	17	—
* Mistras Group Inc.	16	—
American Woodmark Corp.	12	—
* LaBarge Inc.	15	—
* APAC Customer Services Inc.	39	—
* Flow International Corp.	57	—
Primoris Services Corp.	26	—
* Casella Waste Systems Inc. Class A	30	—
* LMI Aerospace Inc.	12	—
* FuelCell Energy Inc.	122	—
Preformed Line Products Co.	3	—
* GP Strategies Corp.	18	—
Met-Pro Corp.	18	—

40

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Pike Electric Corp.	21	—
Miller Industries Inc.	12	—
Baltic Trading Ltd.	21	—
* Park-Ohio Holdings Corp.	9	—
* Xerium Technologies Inc.	9	—
Douglas Dynamics Inc.	12	—
* DXP Enterprises Inc.	9	—
* Lydall Inc.	21	—
LSI Industries Inc.	24	—
* Broadwind Energy Inc.	113	—
* Patriot Transportation Holding Inc.	7	—
* Ameresco Inc. Class A	12	—
* Energy Recovery Inc.	51	—
Courier Corp.	12	—
* Roadrunner Transportation Systems Inc.	12	—
Horizon Lines Inc. Class A	36	—
VSE Corp.	6	—
* Hill International Inc.	30	—
* Fuel Tech Inc.	21	—
* PowerSecure International Inc.	21	—
* Ultrapetrol Bahamas Ltd.	27	—
International Shipholding Corp.	6	—
* Pinnacle Airlines Corp.	24	—
Lawson Products Inc.	6	—
* UQM Technologies Inc.	45	—
Barrett Business Services Inc.	9	—
* Builders FirstSource Inc.	54	—
* Franklin Covey Co.	15	—
* Quality Distribution Inc.	12	—
* USA Truck Inc.	9	—
* Global Defense Technology & Systems Inc.	6	—
* Universal Truckload Services Inc.	6	—
* United Capital Corp.	3	—
* Argan Inc.	9	—
* Applied Energetics Inc.	95	—
Standard Register Co.	21	—
* PAM Transportation Services Inc.	6	—
* Coleman Cable Inc.	9	—
* PGT Inc.	24	—
* BlueLinx Holdings Inc.	12	—
* Hoku Corp.	21	—
* Omega Flex Inc.	3	—
Compx International Inc.	1	—
* LECG Corp.	30	—
		4,351
Information Technology (18.4%)
* Apple Inc.	2,267	801
International Business Machines Corp.	3,195	517
Microsoft Corp.	19,084	507
* Google Inc. Class A	607	372
Oracle Corp.	9,491	312
Intel Corp.	13,863	298
* Cisco Systems Inc.	14,229	264
QUALCOMM Inc.	4,087	244

41

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Hewlett-Packard Co.	5,457	238
* EMC Corp.	5,121	139
Texas Instruments Inc.	3,045	108
* eBay Inc.	2,865	96
Corning Inc.	3,888	90
Visa Inc. Class A	1,163	85
Accenture plc Class A	1,523	78
* Dell Inc.	4,239	67
Automatic Data Processing Inc.	1,253	63
Mastercard Inc. Class A	242	58
* Juniper Networks Inc.	1,310	58
* Cognizant Technology Solutions Corp. Class A	746	57
Broadcom Corp. Class A	1,343	55
Applied Materials Inc.	3,346	55
* Yahoo! Inc.	3,247	53
* Adobe Systems Inc.	1,311	45
* NetApp Inc.	858	44
* Salesforce.com Inc.	285	38
Xerox Corp.	3,435	37
Western Union Co.	1,674	37
* Intuit Inc.	698	37
* Symantec Corp.	1,990	36
Altera Corp.	798	33
* Citrix Systems Inc.	462	32
* NVIDIA Corp.	1,425	32
* Motorola Solutions Inc.	827	32
Analog Devices Inc.	742	30
* SanDisk Corp.	573	28
Paychex Inc.	802	27
Amphenol Corp. Class A	432	25
* Marvell Technology Group Ltd.	1,345	25
* Fiserv Inc.	378	24
CA Inc.	965	24
* Autodesk Inc.	568	24
* Micron Technology Inc.	2,121	24
* F5 Networks Inc.	199	23
* BMC Software Inc.	450	22
* Motorola Mobility Holdings Inc.	720	22
Xilinx Inc.	640	21
Fidelity National Information Services Inc.	652	21
Maxim Integrated Products Inc.	748	21
KLA-Tencor Corp.	421	21
* First Solar Inc.	138	20
* Teradata Corp.	413	20
* Red Hat Inc.	465	19
Linear Technology Corp.	553	19
* McAfee Inc.	385	18
Computer Sciences Corp.	381	18
* Western Digital Corp.	564	17
* Lam Research Corp.	311	17
* Akamai Technologies Inc.	448	17
Microchip Technology Inc.	453	17
* Atmel Corp.	1,131	17
* Skyworks Solutions Inc.	434	16

42

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Electronic Arts Inc.	809	15
* VMware Inc. Class A	179	15
* Rovi Corp.	270	15
VeriSign Inc.	422	15
Harris Corp.	319	15
* Trimble Navigation Ltd.	297	15
* Seagate Technology plc	1,128	14
Activision Blizzard Inc.	1,268	14
* Amdocs Ltd.	472	14
* Cree Inc.	263	14
* Riverbed Technology Inc.	334	14
* Advanced Micro Devices Inc.	1,463	13
* JDS Uniphase Corp.	525	13
* SAIC Inc.	784	13
* Avnet Inc.	371	13
* ANSYS Inc.	220	12
* ON Semiconductor Corp.	1,089	12
FLIR Systems Inc.	373	12
Factset Research Systems Inc.	114	12
* Arrow Electronics Inc.	286	11
* Informatica Corp.	233	11
* Nuance Communications Inc.	576	11
* Synopsys Inc.	380	11
* TIBCO Software Inc.	422	10
* Polycom Inc.	216	10
* Alliance Data Systems Corp.	129	10
* Equinix Inc.	115	10
Global Payments Inc.	207	10
* VeriFone Systems Inc.	217	10
* LSI Corp.	1,563	10
Jabil Circuit Inc.	456	10
* MICROS Systems Inc.	204	10
Molex Inc.	338	9
National Semiconductor Corp.	604	9
* Novellus Systems Inc.	229	9
Avago Technologies Ltd.	269	9
* Rackspace Hosting Inc.	246	9
Solera Holdings Inc.	177	9
* Varian Semiconductor Equipment Associates Inc.	189	9
* Cypress Semiconductor Corp.	417	9
* WebMD Health Corp.	150	9
* Teradyne Inc.	457	9
* Finisar Corp.	206	8
* Acme Packet Inc.	112	8
Lender Processing Services Inc.	241	8
* Ingram Micro Inc.	398	8
* Atheros Communications Inc.	177	8
* MEMC Electronic Materials Inc.	576	8
* NCR Corp.	407	8
* Brocade Communications Systems Inc.	1,183	8
* Lexmark International Inc. Class A	199	7
Total System Services Inc.	418	7
Broadridge Financial Solutions Inc.	322	7
ADTRAN Inc.	158	7

43

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Ariba Inc.	228	7
* Gartner Inc.	186	7
* Parametric Technology Corp.	294	7
* Dolby Laboratories Inc. Class A	137	7
Jack Henry & Associates Inc.	217	7
National Instruments Corp.	222	7
* Cadence Design Systems Inc.	686	7
* Vishay Intertechnology Inc.	387	7
* Netlogic Microsystems Inc.	159	7
* Ciena Corp.	235	6
* Compuware Corp.	570	6
* Aruba Networks Inc.	195	6
Diebold Inc.	168	6
* Tech Data Corp.	119	6
* Itron Inc.	103	6
* SuccessFactors Inc.	161	6
* International Rectifier Corp.	179	6
* VistaPrint NV	112	6
* IAC/InterActiveCorp	182	6
* AOL Inc.	270	6
* Fairchild Semiconductor International Inc. Class A	319	6
* TriQuint Semiconductor Inc.	394	6
* CoreLogic Inc.	297	6
* Monster Worldwide Inc.	320	6
* Rambus Inc.	267	6
* Zebra Technologies Corp.	147	5
* Silicon Laboratories Inc.	118	5
InterDigital Inc.	112	5
* Concur Technologies Inc.	102	5
Tellabs Inc.	977	5
* Novell Inc.	883	5
* RF Micro Devices Inc.	681	5
Anixter International Inc.	71	5
* Wright Express Corp.	99	5
* Veeco Instruments Inc.	103	5
* Cavium Networks Inc.	113	5
* QLogic Corp.	268	5
* NeuStar Inc. Class A	190	5
* Progress Software Corp.	162	5
* Microsemi Corp.	211	5
DST Systems Inc.	90	5
* PMC - Sierra Inc.	581	5
* CACI International Inc. Class A	77	5
* Fortinet Inc.	107	4
* Omnivision Technologies Inc.	142	4
Plantronics Inc.	124	4
* Hittite Microwave Corp.	70	4
* Mentor Graphics Corp.	270	4
* Arris Group Inc.	322	4
* SunPower Corp. Class A	248	4
* Cirrus Logic Inc.	176	4
* Quest Software Inc.	153	4
* CommVault Systems Inc.	111	4
Intersil Corp. Class A	314	4

44

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Unisys Corp.	108	4
* Coherent Inc.	64	4
* Cymer Inc.	77	4
* IPG Photonics Corp.	67	4
MKS Instruments Inc.	127	4
* Semtech Corp.	158	4
* TTM Technologies Inc.	204	4
* Lawson Software Inc.	352	4
* OpenTable Inc.	40	4
* Convergys Corp.	252	4
* GSI Commerce Inc.	169	4
* Viasat Inc.	84	4
* Ultimate Software Group Inc.	64	3
* Digital River Inc.	101	3
* j2 Global Communications Inc.	115	3
MAXIMUS Inc.	45	3
* JDA Software Group Inc.	112	3
* EchoStar Corp. Class A	95	3
* Taleo Corp. Class A	101	3
* FEI Co.	97	3
* Universal Display Corp.	77	3
* Plexus Corp.	103	3
* Sanmina-SCI Corp.	201	3
* SAVVIS Inc.	96	3
Sapient Corp.	262	3
* ValueClick Inc.	206	3
* Blackboard Inc.	87	3
* Benchmark Electronics Inc.	161	3
Blackbaud Inc.	114	3
* Integrated Device Technology Inc.	389	3
* TiVo Inc.	293	3
Fair Isaac Corp.	107	3
* Blue Coat Systems Inc.	106	3
* Acxiom Corp.	174	3
* Cabot Microelectronics Corp.	61	3
* SRA International Inc. Class A	109	3
Littelfuse Inc.	56	3
* Netgear Inc.	90	3
* Entegris Inc.	333	3
* Take-Two Interactive Software Inc.	180	3
* Terremark Worldwide Inc.	149	3
Cognex Corp.	101	3
* Rofin-Sinar Technologies Inc.	72	3
* Harmonic Inc.	285	3
* ACI Worldwide Inc.	87	3
* Synaptics Inc.	87	3
* Scansource Inc.	69	3
* Diodes Inc.	87	3
Power Integrations Inc.	63	3
* Stratasys Inc.	55	3
* MicroStrategy Inc. Class A	21	3
* Mantech International Corp. Class A	57	2
* Emulex Corp.	220	2
* Aspen Technology Inc.	158	2

45

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Websense Inc.	111	2
* Advent Software Inc.	81	2
* Genpact Ltd.	168	2
* L-1 Identity Solutions Inc.	195	2
* Insight Enterprises Inc.	124	2
* Euronet Worldwide Inc.	125	2
* Brightpoint Inc.	179	2
Earthlink Inc.	274	2
* Tessera Technologies Inc.	128	2
* Oclaro Inc.	125	2
* Checkpoint Systems Inc.	101	2
* SolarWinds Inc.	97	2
* STEC Inc.	104	2
* DG FastChannel Inc.	64	2
* Loral Space & Communications Inc.	28	2
* Constant Contact Inc.	73	2
* Synchronoss Technologies Inc.	61	2
* DealerTrack Holdings Inc.	103	2
* Brooks Automation Inc.	164	2
* DTS Inc.	45	2
* SYNNEX Corp.	57	2
* Ebix Inc.	76	2
AVX Corp.	125	2
Comtech Telecommunications Corp.	73	2
* Netscout Systems Inc.	79	2
* Amkor Technology Inc.	267	2
* Manhattan Associates Inc.	61	2
* Lattice Semiconductor Corp.	294	2
* Electronics for Imaging Inc.	124	2
* Sourcefire Inc.	70	2
* Applied Micro Circuits Corp.	180	2
* Rogers Corp.	40	2
Heartland Payment Systems Inc.	96	2
Syntel Inc.	35	2
* CSG Systems International Inc.	93	2
MTS Systems Corp.	39	2
* Bottomline Technologies Inc.	81	2
* Infinera Corp.	223	2
* TeleTech Holdings Inc.	77	2
* Sonus Networks Inc.	578	2
Micrel Inc.	129	2
Black Box Corp.	45	2
* Kulicke & Soffa Industries Inc.	178	2
Pegasystems Inc.	42	2
* GT Solar International Inc.	158	2
* Avid Technology Inc.	75	2
Park Electrochemical Corp.	52	2
* Tyler Technologies Inc.	73	2
* Ancestry.com Inc.	49	2
* comScore Inc.	58	2
* MIPS Technologies Inc. Class A	131	2
* Volterra Semiconductor Corp.	63	2
* OSI Systems Inc.	42	2
* Newport Corp.	94	2

46

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Radiant Systems Inc.	91	2
* Silicon Image Inc.	194	2
* Ultratech Inc.	62	2
* Power-One Inc.	185	2
* Entropic Communications Inc.	164	2
* Standard Microsystems Corp.	57	2
* Quantum Corp.	582	2
* FARO Technologies Inc.	42	2
* RightNow Technologies Inc.	56	2
* ATMI Inc.	81	1
* Zoran Corp.	130	1
* Ixia	83	1
NIC Inc.	142	1
* NetSuite Inc.	47	1
* LogMeIn Inc.	39	1
* Intermec Inc.	124	1
Forrester Research Inc.	38	1
* Oplink Communications Inc.	50	1
* Kenexa Corp.	58	1
* Tekelec	174	1
United Online Inc.	221	1
* Cardtronics Inc.	69	1
* Monolithic Power Systems Inc.	83	1
* Epicor Software Corp.	124	1
* Advanced Energy Industries Inc.	79	1
* TNS Inc.	67	1
* Photronics Inc.	140	1
* Powerwave Technologies Inc.	337	1
* FormFactor Inc.	126	1
* Maxwell Technologies Inc.	68	1
* Ceva Inc.	54	1
* Silicon Graphics International Corp.	78	1
* Accelrys Inc.	139	1
* Hypercom Corp.	117	1
Opnet Technologies Inc.	34	1
* Mercury Computer Systems Inc.	61	1
EPIQ Systems Inc.	83	1
* Measurement Specialties Inc.	37	1
* Interactive Intelligence Inc.	33	1
* LivePerson Inc.	113	1
* Magma Design Automation Inc.	168	1
Methode Electronics Inc.	95	1
* LTX-Credence Corp.	124	1
iGate Corp.	61	1
* Sigma Designs Inc.	80	1
* Electro Scientific Industries Inc.	71	1
* Rubicon Technology Inc.	47	1
* Vocus Inc.	43	1
CTS Corp.	87	1
Daktronics Inc.	87	1
* QLIK Technologies Inc.	38	1
* THQ Inc.	171	1
* Xyratex Ltd.	77	1
* ExlService Holdings Inc.	44	1

47

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* RealPage Inc.	39	1
* Rudolph Technologies Inc.	87	1
* Super Micro Computer Inc.	64	1
* KIT Digital Inc.	73	1
Cohu Inc.	64	1
* Extreme Networks	240	1
* Limelight Networks Inc.	135	1
* SMART Modular Technologies WWH Inc.	135	1
* Aviat Networks Inc.	152	1
* ModusLink Global Solutions Inc.	134	1
* IXYS Corp.	74	1
* Wave Systems Corp. Class A	233	1
* Anaren Inc.	43	1
* Anadigics Inc.	166	1
Cass Information Systems Inc.	23	1
* Imation Corp.	78	1
* S1 Corp.	137	1
* Internap Network Services Corp.	131	1
* NVE Corp.	15	1
* Move Inc.	418	1
* RealNetworks Inc.	230	1
* Spansion Inc. Class A	42	1
* Fabrinet	30	1
* Sycamore Networks Inc.	41	1
* Kopin Corp.	198	1
* Intevac Inc.	68	1
* Nanometrics Inc.	48	1
Electro Rent Corp.	54	1
* Ciber Inc.	184	1
* Seachange International Inc.	91	1
* Multi-Fineline Electronix Inc.	30	1
* Perficient Inc.	69	1
* Digi International Inc.	77	1
* Axcelis Technologies Inc.	304	1
* EMS Technologies Inc.	43	1
* Knot Inc.	83	1
* RealD Inc.	37	1
* Mindspeed Technologies Inc.	107	1
VirnetX Holding Corp.	69	1
* Echelon Corp.	94	1
* Infospace Inc.	102	1
* ShoreTel Inc.	120	1
* Pericom Semiconductor Corp.	80	1
* Symmetricom Inc.	141	1
* DemandTec Inc.	61	1
* Liquidity Services Inc.	49	1
* Exar Corp.	121	1
* Cray Inc.	106	1
* MoneyGram International Inc.	282	1
* Globecomm Systems Inc.	73	1
* Supertex Inc.	34	1
* support.com Inc.	139	1
* Integrated Silicon Solution Inc.	79	1
* VASCO Data Security International Inc.	86	1

48

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Zygo Corp.	53	1
* UTStarcom Inc.	370	1
* LoopNet Inc.	63	1
* KVH Industries Inc.	51	1
* Integral Systems Inc.	61	1
Bel Fuse Inc. Class B	34	1
* Lionbridge Technologies Inc.	202	1
* QuinStreet Inc.	34	1
* Smith Micro Software Inc.	78	1
* Actuate Corp.	152	1
* Travelzoo Inc.	18	1
* Ultra Clean Holdings	67	1
* Vishay Precision Group Inc.	42	1
* Dice Holdings Inc.	50	1
* Zix Corp.	176	1
* Novatel Wireless Inc.	108	1
* AXT Inc.	84	1
* IntraLinks Holdings Inc.	19	1
* Monotype Imaging Holdings Inc.	34	—
* Booz Allen Hamilton Holding Corp.	23	—
* BroadSoft Inc.	10	—
* SS&C Technologies Holdings Inc.	16	—
Pulse Electronics Corp.	48	—
* Inphi Corp.	12	—
* PROS Holdings Inc.	25	—
* Virtusa Corp.	16	—
* Digimarc Corp.	9	—
Keynote Systems Inc.	15	—
* Radisys Corp.	30	—
* Gerber Scientific Inc.	30	—
* Immersion Corp.	33	—
Richardson Electronics Ltd.	18	—
* Conexant Systems Inc.	99	—
* Saba Software Inc.	33	—
* Energy Conversion Devices Inc.	59	—
* Calix Inc.	13	—
* TeleCommunication Systems Inc. Class A	54	—
* Openwave Systems Inc.	102	—
* Opnext Inc.	54	—
* GSI Technology Inc.	24	—
* Advanced Analogic Technologies Inc.	52	—
* Online Resources Corp.	33	—
Marchex Inc. Class B	24	—
* Global Cash Access Holdings Inc.	62	—
* DSP Group Inc.	27	—
* Computer Task Group Inc.	18	—
* Spectrum Control Inc.	15	—
* MoSys Inc.	37	—
* NCI Inc. Class A	9	—
* X-Rite Inc.	42	—
* Microvision Inc.	114	—
* PDF Solutions Inc.	27	—
* FSI International Inc.	48	—
American Software Inc. Class A	27	—

49

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* Rimage Corp.	12	—
* PC-Tel Inc.	24	—
* Rosetta Stone Inc.	12	—
* FalconStor Software Inc.	36	—
* Deltek Inc.	24	—
* ePlus Inc.	6	—
* PLX Technology Inc.	45	—
Stamps.com Inc.	12	—
Renaissance Learning Inc.	15	—
* Mattson Technology Inc.	60	—
* TechTarget Inc.	18	—
* BigBand Networks Inc.	60	—
DDi Corp.	15	—
* Comverge Inc.	30	—
* Viasystems Group Inc.	6	—
* Echo Global Logistics Inc.	12	—
* SRS Labs Inc.	15	—
* Network Equipment Technologies Inc.	36	—
* Hackett Group Inc.	36	—
* Meru Networks Inc.	6	—
* Envestnet Inc.	10	—
* Trident Microsystems Inc.	87	—
* Guidance Software Inc.	15	—
* Tier Technologies Inc. Class B	18	—
* Motricity Inc.	7	—
* CDC Corp. Class A	36	—
* Agilysys Inc.	21	—
* PC Connection Inc.	12	—
* TeleNav Inc.	9	—
* QAD Inc. Class A	11	—
* Mediamind Technologies Inc.	7	—
* MaxLinear Inc.	9	—
* Network Engines Inc.	45	—
* SPS Commerce Inc.	6	—
* Hutchinson Technology Inc.	28	—
* Local.com Corp.	22	—
* Evergreen Solar Inc.	39	—
* Alpha & Omega Semiconductor Ltd.	6	—
* Presstek Inc.	33	—
Tessco Technologies Inc.	6	—
* Convio Inc.	6	—
* Ikanos Communications Inc.	42	—
* Stream Global Services Inc.	6	—
		6,898
Materials (4.2%)
Freeport-McMoRan Copper & Gold Inc.	2,342	124
EI du Pont de Nemours & Co.	2,257	124
Dow Chemical Co.	2,877	107
Monsanto Co.	1,359	98
Praxair Inc.	762	76
Newmont Mining Corp.	1,185	65
Air Products & Chemicals Inc.	529	49
Alcoa Inc.	2,543	43
Nucor Corp.	785	38

50

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
PPG Industries Inc.	414	37
Mosaic Co.	393	34
Cliffs Natural Resources Inc.	337	33
International Paper Co.	1,087	30
Ecolab Inc.	581	28
CF Industries Holdings Inc.	176	25
United States Steel Corp.	355	20
Sigma-Aldrich Corp.	299	19
Sherwin-Williams Co.	226	19
Lubrizol Corp.	168	18
Southern Copper Corp.	418	18
Eastman Chemical Co.	177	17
Ball Corp.	456	16
Allegheny Technologies Inc.	242	16
Walter Energy Inc.	132	16
Celanese Corp. Class A	385	16
* Crown Holdings Inc.	397	15
Vulcan Materials Co.	312	14
FMC Corp.	178	14
Albemarle Corp.	223	13
MeadWestvaco Corp.	433	13
Airgas Inc.	203	13
* Owens-Illinois Inc.	402	12
International Flavors & Fragrances Inc.	201	11
Ashland Inc.	199	11
Sealed Air Corp.	405	11
Reliance Steel & Aluminum Co.	188	10
Steel Dynamics Inc.	549	10
Martin Marietta Materials Inc.	110	10
Valspar Corp.	251	10
Sonoco Products Co.	255	9
Bemis Co. Inc.	276	9
Domtar Corp.	102	9
Huntsman Corp.	479	8
Nalco Holding Co.	329	8
Aptargroup Inc.	172	8
Compass Minerals International Inc.	83	8
RPM International Inc.	329	8
Packaging Corp. of America	262	8
Cabot Corp.	167	7
* Hecla Mining Co.	705	7
* Solutia Inc.	308	7
Cytec Industries Inc.	125	7
* Coeur d'Alene Mines Corp.	224	7
* WR Grace & Co.	185	7
Rock-Tenn Co. Class A	100	7
Royal Gold Inc.	137	7
Scotts Miracle-Gro Co. Class A	118	7
Temple-Inland Inc.	273	6
* Rockwood Holdings Inc.	133	6
Greif Inc. Class A	89	6
* Allied Nevada Gold Corp.	189	6
* Thompson Creek Metals Co. Inc.	417	6
Silgan Holdings Inc.	138	5

51

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Commercial Metals Co.	289	5
Carpenter Technology Corp.	112	5
AK Steel Holding Corp.	279	4
* Intrepid Potash Inc.	114	4
Sensient Technologies Corp.	126	4
* Titanium Metals Corp.	217	4
Olin Corp.	200	4
Globe Specialty Metals Inc.	156	4
Eagle Materials Inc.	112	4
Schnitzer Steel Industries Inc.	56	4
* Ferro Corp.	218	3
NewMarket Corp.	27	3
* Louisiana-Pacific Corp.	322	3
* PolyOne Corp.	236	3
Minerals Technologies Inc.	49	3
* Molycorp Inc.	65	3
Worthington Industries Inc.	144	3
* OM Group Inc.	79	3
* Georgia Gulf Corp.	87	3
* Century Aluminum Co.	163	3
* Stillwater Mining Co.	113	3
HB Fuller Co.	125	3
Buckeye Technologies Inc.	100	3
Balchem Corp.	72	3
Schweitzer-Mauduit International Inc.	47	3
Innophos Holdings Inc.	56	2
Westlake Chemical Corp.	50	2
* Clearwater Paper Corp.	30	2
* Brush Engineered Materials Inc.	52	2
* RTI International Metals Inc.	77	2
Texas Industries Inc.	53	2
Koppers Holdings Inc.	52	2
Arch Chemicals Inc.	58	2
* Golden Star Resources Ltd.	654	2
* Calgon Carbon Corp.	143	2
Kaiser Aluminum Corp.	39	2
A Schulman Inc.	87	2
AMCOL International Corp.	61	2
* Horsehead Holding Corp.	111	2
* KapStone Paper and Packaging Corp.	98	2
Deltic Timber Corp.	27	2
* US Gold Corp.	226	2
Haynes International Inc.	31	2
Boise Inc.	178	2
* STR Holdings Inc.	82	1
* Graphic Packaging Holding Co.	285	1
PH Glatfelter Co.	117	1
Stepan Co.	20	1
* LSB Industries Inc.	44	1
* Jaguar Mining Inc.	213	1
Quaker Chemical Corp.	29	1
* Kraton Performance Polymers Inc.	32	1
* Zoltek Cos. Inc.	71	1
Wausau Paper Corp.	124	1

52

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Hawkins Inc.	26	1
Myers Industries Inc.	95	1
* Capital Gold Corp.	173	1
* Senomyx Inc.	128	1
* General Moly Inc.	175	1
* AM Castle & Co.	52	1
* Omnova Solutions Inc.	125	1
Zep Inc.	56	1
* Graham Packaging Co. Inc.	51	1
Neenah Paper Inc.	44	1
* Headwaters Inc.	167	1
* Spartech Corp.	98	1
* Noranda Aluminum Holding Corp.	47	1
* TPC Group Inc.	25	1
Olympic Steel Inc.	13	—
* Universal Stainless & Alloy	8	—
* Metals USA Holdings Corp.	15	—
* US Energy Corp. Wyoming	33	—
* Landec Corp.	33	—
American Vanguard Corp.	24	—
* AEP Industries Inc.	6	—
NL Industries Inc.	9	—
* United States Lime & Minerals Inc.	3	—
KMG Chemicals Inc.	6	—
* Verso Paper Corp.	18	—
		1,575
Telecommunication Services (2.6%)
AT&T Inc.	14,722	418
Verizon Communications Inc.	7,042	260
* American Tower Corp. Class A	1,005	54
* Sprint Nextel Corp.	7,338	32
CenturyLink Inc.	748	31
* Crown Castle International Corp.	723	31
Qwest Communications International Inc.	4,324	30
Frontier Communications Corp.	2,441	21
* NII Holdings Inc.	412	17
Windstream Corp.	1,185	15
* SBA Communications Corp. Class A	285	12
* MetroPCS Communications Inc.	638	9
Telephone & Data Systems Inc.	214	7
* tw telecom inc Class A	385	7
* Level 3 Communications Inc.	4,200	6
AboveNet Inc.	58	4
* United States Cellular Corp.	40	2
* Clearwire Corp. Class A	382	2
* Leap Wireless International Inc.	156	2
* Cogent Communications Group Inc.	114	2
NTELOS Holdings Corp.	75	2
* Neutral Tandem Inc.	84	1
* Hughes Communications Inc.	24	1
* Cincinnati Bell Inc.	510	1
* General Communication Inc. Class A	105	1
* Global Crossing Ltd.	77	1
* Vonage Holdings Corp.	267	1

53

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Consolidated Communications Holdings Inc.	64	1
Alaska Communications Systems Group Inc.	114	1
Shenandoah Telecommunications Co.	61	1
IDT Corp. Class B	40	1
* PAETEC Holding Corp.	270	1
* Premiere Global Services Inc.	152	1
* Iridium Communications Inc.	104	1
Atlantic Tele-Network Inc.	25	1
* Cbeyond Inc.	69	1
USA Mobility Inc.	57	1
* ICO Global Communications Holdings Ltd.	114	—
* FiberTower Corp.	60	—
* Globalstar Inc.	84	—
		980
Utilities (3.3%)
Southern Co.	2,054	78
Exelon Corp.	1,645	69
Dominion Resources Inc.	1,485	68
Duke Energy Corp.	3,271	59
NextEra Energy Inc.	1,033	57
PG&E Corp.	976	45
American Electric Power Co. Inc.	1,193	43
Public Service Enterprise Group Inc.	1,260	41
FirstEnergy Corp.	1,046	40
Consolidated Edison Inc.	702	35
Sempra Energy	616	33
Progress Energy Inc.	715	33
Entergy Corp.	445	32
PPL Corp.	1,201	31
Edison International	811	30
Xcel Energy Inc.	1,143	27
* AES Corp.	1,657	20
DTE Energy Co.	416	20
Wisconsin Energy Corp.	288	17
Oneok Inc.	262	17
CenterPoint Energy Inc.	1,034	16
Ameren Corp.	585	16
Northeast Utilities	431	15
Constellation Energy Group Inc.	451	14
National Fuel Gas Co.	180	13
NiSource Inc.	676	13
* Calpine Corp.	851	13
* NRG Energy Inc.	622	12
CMS Energy Corp.	620	12
American Water Works Co. Inc.	425	12
NSTAR	259	12
Pinnacle West Capital Corp.	275	12
OGE Energy Corp.	236	11
Energen Corp.	182	11
SCANA Corp.	274	11
Alliant Energy Corp.	281	11
Pepco Holdings Inc.	566	11
MDU Resources Group Inc.	476	10
TECO Energy Inc.	542	10

54

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
Integrys Energy Group Inc.	195	10
UGI Corp.	277	9
ITC Holdings Corp.	128	9
NV Energy Inc.	596	9
Atmos Energy Corp.	236	8
Questar Corp.	444	8
Westar Energy Inc.	304	8
* GenOn Energy Inc.	1,941	8
DPL Inc.	302	8
Aqua America Inc.	348	8
AGL Resources Inc.	198	8
Great Plains Energy Inc.	344	7
Nicor Inc.	115	6
Hawaiian Electric Industries Inc.	236	6
Vectren Corp.	206	5
Piedmont Natural Gas Co. Inc.	182	5
Cleco Corp.	155	5
WGL Holdings Inc.	130	5
IDACORP Inc.	123	5
Portland General Electric Co.	191	4
Southwest Gas Corp.	115	4
New Jersey Resources Corp.	106	4
South Jersey Industries Inc.	76	4
UIL Holdings Corp.	129	4
Unisource Energy Corp.	93	3
Northwest Natural Gas Co.	68	3
* El Paso Electric Co.	112	3
Avista Corp.	140	3
Black Hills Corp.	100	3
Allete Inc.	80	3
PNM Resources Inc.	220	3
NorthWestern Corp.	93	3
MGE Energy Inc.	59	2
Laclede Group Inc.	57	2
Empire District Electric Co.	102	2
Otter Tail Corp.	92	2
CH Energy Group Inc.	41	2
California Water Service Group	53	2
American States Water Co.	48	2
* Dynegy Inc. Class A	260	2
Ormat Technologies Inc.	50	1
Chesapeake Utilities Corp.	25	1
SJW Corp.	36	1
Middlesex Water Co.	47	1
Central Vermont Public Service Corp.	39	1
Unitil Corp.	35	1
York Water Co.	14	—
Connecticut Water Service Inc.	9	—
Consolidated Water Co. Ltd.	18	—
* Cadiz Inc.	15	—
Artesian Resources Corp. Class A	9	—

55

Vanguard® Russell 3000 Index Fund

		Market
		Value
	Shares	($000)
* American DG Energy Inc.	24	—
		1,233
Total Common Stocks (Cost $36,193)		37,358
Total Investments (99.9%) (Cost $36,193)		37,358
Other Assets and Liabilities—Net (0.1%)		47
Net Assets (100%)		37,405

* Non-income-producing security.
1 The fund invests a portion of its assets in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock position represents 100.1% of net assets.
REIT—Real Estate Investment Trust.

56

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18542_042011

Vanguard Sector Bond Index Funds
Semiannual Report

February 28, 2011

Vanguard Short-Term Government Bond Index Fund
Vanguard Intermediate-Term Government Bond Index Fund
Vanguard Long-Term Government Bond Index Fund
Vanguard Short-Term Corporate Bond Index Fund
Vanguard Intermediate-Term Corporate Bond Index Fund
Vanguard Long-Term Corporate Bond Index Fund
Vanguard Mortgage-Backed Securities Index Fund

> For the six months ended February 28, 2011, the ETF Shares of Vanguard’s seven Sector Bond Index Funds posted returns (as measured by net asset value) ranging from about –10% for the Long-Term Government Bond Index Fund to almost 1% for the Short-Term Corporate Bond Index Fund.

> The three government funds and the Mortgage-Backed Securities Index Fund closely tracked the returns of their target indexes. The corporate funds’ returns were less aligned because of the funds’ sampling strategy and timing differences in end-of-day pricing.

> Although many short-term interest rates remained anchored near zero by Federal Reserve policy, intermediate- and longer-term rates began rising, pushing down bond prices.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Short-Term Government Bond Index Fund.	11
Intermediate-Term Government Bond Index Fund.	26
Long-Term Government Bond Index Fund.	40
Short-Term Corporate Bond Index Fund.	53
Intermediate-Term Corporate Bond Index Fund.	80
Long-Term Corporate Bond Index Fund.	104
Mortgage-Backed Securities Index Fund.	123
About Your Fund’s Expenses.	136
Trustees Approve Advisory Arrangement.	139
Glossary.	140

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended February 28, 2011

	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Short-Term Government Bond Index Fund
Signal® Shares	0.57%	0.35%	-0.26%	0.09%
Institutional Shares	0.63	0.38	-0.27	0.11
ETF Shares	0.57
Market Price				0.09
Net Asset Value				0.07
Barclays Capital U.S. 1–3 Year Government Float
Adjusted Index				0.14
Short U.S. Government Funds Average				0.32
Short U.S. Government Funds Average: Derived from data provided by Lipper Inc.
Vanguard Intermediate-Term Government Bond Index Fund
Signal® Shares	2.24%	1.02%	-3.45%	-2.43%
Institutional Shares	2.30	1.04	-3.46	-2.42
ETF Shares	2.24
Market Price				-2.45
Net Asset Value				-2.45
Barclays Capital U.S. 3–10 Year Government Float
Adjusted Index				-2.36
Intermediate U.S. Government Funds Average				-1.72
Intermediate U.S. Government Funds Average: Derived from data provided by Lipper Inc.
Vanguard Long-Term Government Bond Index Fund
Signal® Shares	4.16%	1.65%	-11.95%	-10.30%
Institutional Shares	4.22	1.68	-12.00	-10.32
ETF Shares	4.16
Market Price				-10.42
Net Asset Value				-10.33
Barclays Capital U.S. Long Government Float
Adjusted Index				-10.15
General U.S. Government Funds Average				-2.97
General U.S. Government Funds Average: Derived from data provided by Lipper Inc.

Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

1

Your Fund’s Total Returns

Six Months Ended February 28, 2011

	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Short-Term Corporate Bond Index Fund
Signal® Shares (Inception: 11/18/2010)	2.12%	0.77%	-0.48%	0.29%
Institutional Shares	2.18	1.19	-0.22	0.97
ETF Shares	2.12
Market Price				1.07
Net Asset Value				0.92
Barclays Capital U.S. 1–5 Year Corporate Bond
Index				1.27
Short-Intermediate Investment-Grade Debt Funds
Average				0.34
Short-Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.
Vanguard Intermediate-Term Corporate Bond Index Fund
Signal® Shares	4.24%	2.03%	-1.73%	0.30%
Institutional Shares	4.30	2.06	-1.73	0.33
ETF Shares	4.24
Market Price				0.31
Net Asset Value				0.31
Barclays Capital U.S. 5–10 Year Corporate Bond
Index				0.70
Intermediate Investment-Grade Debt Funds
Average				0.38
Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.
Vanguard Long-Term Corporate Bond Index Fund
Signal® Shares	5.71%	2.57%	-5.89%	-3.32%
Institutional Shares	5.77	2.60	-5.89	-3.29
ETF Shares	5.71
Market Price				-3.57
Net Asset Value				-3.33
Barclays Capital U.S. 10+ Year Corporate Bond
Index				-2.49
Corporate A-Rated Debt Funds Average				0.15
Corporate A-Rated Debt Funds Average: Derived from data provided by Lipper Inc.

Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

2

Your Fund’s Total Returns

Six Months Ended February 28, 2011

	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Mortgage-Backed Securities Index Fund
Signal® Shares	2.25%	1.08%	-0.49%	0.59%
ETF Shares	2.25
Market Price				0.39
Net Asset Value				0.59
Barclays Capital U.S. MBS Float Adjusted Index				0.45
U.S. Mortgage Funds Average				0.73
U.S. Mortgage Funds Average: Derived from data provided by Lipper Inc.

Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Benchmark returns are calculated from the start of the reporting period or from the earliest share-class inception date.

3

Chairman’s Letter

Dear Shareholder,

Because interest rates can only go so low, the exceptionally strong returns enjoyed by the broad U.S. bond market since March 2009—powered by falling interest rates—had to end sometime. At least temporarily, the bond rally came to a halt in late 2010, especially in December, as intermediate- and longer-term interest rates bounced off generational lows.

In this environment, bonds with shorter maturities (and less sensitivity to rising interest rates) fared best. And, across maturities, each corporate Sector Bond Index Fund outpaced its government counterpart, as yield-hungry investors generally continued to favor corporate bonds over lower-yielding U.S. Treasury and agency securities.

The Short-Term Corporate Bond Index Fund was the top performer, with a return of 0.92% for the six months ended February 28, 2011. (All returns cited in this letter are for ETF Shares, based on net asset value.) The Long-Term Government Bond Index Fund, the weakest by far, returned –10.33%.

The three government funds and the Mortgage-Backed Securities Index Fund met their objective of closely tracking the returns of their target indexes. The corporate funds trailed their indexes, by amounts greater than might be expected based on expense ratios. Such tracking error resulted primarily from two factors—the funds’ sampling strategy and timing

4

differences in end-of-day pricing. For more information, please see the Investment insight box on page 8.

Interest rates rose, depressing bond prices
U.S. interest rates hovered near generational lows early in the period, but then moved higher, putting pressure on bond prices. For the six-month period, the broad taxable bond market—pulled down by lower prices on longer-term bonds— produced a small negative return. The municipal bond market did worse.

As it has since December 2008, the Federal Reserve held its target for short-term interest rates near 0%. This stance kept the returns available from money market instruments, such as the 3-month Treasury bill, in the same neighborhood.

A fretful start, an optimistic finish for global stock markets
Stock markets rallied from their midsummer malaise to produce exceptional returns for the six months. At the start of the period, the U.S. economy seemed in danger of tipping back into recession. By the end, hopes were high that it had reached escape velocity, propelled by steady job growth and notable strength in the manufacturing sector. Smaller stocks, which are especially sensitive to the rhythms of the business cycle, produced the highest six-month returns.

Market Barometer

			Total Returns
		Periods Ended February 28, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	-0.83%	4.93%	5.80%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	-3.51	1.72	4.07
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	2.16

Stocks
Russell 1000 Index (Large-caps)	28.65%	23.54%	3.17%
Russell 2000 Index (Small-caps)	37.55	32.60	3.80
Dow Jones U.S. Total Stock Market Index	29.24	24.45	3.59
MSCI All Country World Index ex USA (International)	22.16	21.12	4.23

CPI
Consumer Price Index	1.37%	2.11%	2.18%

5

In Europe, investor optimism subdued sovereign-debt jitters, driving stock prices higher. Developed markets in the Pacific region perked up on signs of recovery in global trade. Australian stocks posted especially strong returns, benefiting from a surge in the prices of metals and other natural resources. Emerging stock markets trailed a few steps behind their developed-market counterparts. Most major currencies appreciated relative to the U.S. dollar, enhancing returns from abroad for U.S.-based investors.

Shorter-term bonds were the best performers
In a turnabout from the funds’ first fiscal year, short-term bonds were the best performers for the half-year. As intermediate- and longer-term interest rates began rising from their lows, bond prices came under pressure—the longer the maturity, the steeper the price decline.

For the six months, short-term Treasury yields ticked up only slightly from their starting levels. However, the 5-year Treasury yield rose more than three-

Expense Ratios
Your Fund Compared With Its Peer Group

	Signal	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Short-Term Government Bond Index
Fund	0.15%	0.09%	0.15%	0.86%
Intermediate-Term Government Bond
Index Fund	0.15	0.09	0.15	0.93
Long-Term Government Bond Index
Fund	0.15	0.09	0.15	1.14
Short-Term Corporate Bond Index Fund	0.15	0.09	0.15	0.87
Intermediate-Term Corporate Bond
Index Fund	0.15	0.09	0.15	0.91
Long-Term Corporate Bond Index Fund	0.15	0.09	0.15	1.05
Mortgage-Backed Securities Index
Fund	0.15	—	0.15	0.92

The fund expense ratios shown are from the prospectus dated December 28, 2010, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2011, the funds’ annualized expense ratios were: for the Short-Term Government Bond Index Fund, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares; for the Intermediate-Term Government Bond Index Fund, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares; for the Long-Term Government Bond Index Fund, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares; for the Short-Term Corporate Bond Index Fund, 0.09% for Institutional Shares and 0.15% for ETF Shares; for the Intermediate-Term Corporate Bond Index Fund, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares; for the Long-Term Corporate Bond Index Fund, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares; for the Mortgage-Backed Securities Index Fund, 0.15% for Signal Shares and 0.15% for ETF Shares. For the Short-Term Corporate Bond Index Fund Signal Shares, the annualized expense ratio from inception on November 18, 2010, through February 28, 2011, was 0.15%.

Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

6

quarters of a percentage point, while both 10- and 30-year Treasury yields increased almost 1 percentage point. Yields took a sizable jump in December: Stronger economic reports, the extension of federal tax cuts, and the Federal Reserve’s second round of buying long-term Treasury bonds led investors to focus more on the possibility of inflation. In turn, the prospect of a longer-term rise in prices pushed Treasury bond yields higher and prices lower, and corporate bonds followed suit.

The Short-Term Government Bond Index Fund and the Short-Term Corporate Bond Index Fund were somewhat insulated from the yield curve’s swings. Even with short-term rates anchored near zero by Federal Reserve policy, interest income in both funds more than offset negative capital returns as prices began to slip.

That was also the case in the Intermediate-Term Corporate Bond Index Fund and the Mortgage-Backed Securities Bond Index Fund—where another dynamic played out. Investors have been wondering about the future of mortgage lending giants Fannie Mae and Freddie Mac, which have been operating under a federal conservatorship since September 2008; a much-anticipated White House report on the future of the housing market and the role of both agencies was released in February, but reforms were not expected soon.

Yields of U.S. Treasury Securities

	August 31,	February 28,
Maturity	2010	2011
2 years	0.48%	0.68%
3 years	0.70	1.16
5 years	1.34	2.14
10 years	2.48	3.41
30 years	3.53	4.49
Source: Vanguard.

7

However, declines in bond prices more than offset income returns in the Intermediate- and Long-Term Government Bond Index Funds and the Long-Term Corporate Bond Index Fund.

Even though there were times during the half-year when investors sought the safety of U.S. Treasury and government bonds, corporate bonds performed well. In fact, one of the few constants in the changing bond market was that the yield spreads

Investment insight

Why a bond index fund may stray from its benchmark
The difference between the reported return of an index fund and that of its target benchmark is known as “tracking error.” Sometimes, an index fund’s return may diverge from the index’s return a bit more than would be expected.

It’s common to see some tracking error with bond index funds because of sampling.
Most bond index funds use a sampling strategy designed to match the key risk characteristics of their target indexes, because it would be very costly and impractical to own all of the index’s bonds—which can number in the thousands. This is especially true for smaller funds, where the transaction costs involved in trying to buy all the bonds in the index would be more of a burden. Using a sampling strategy, rather than fully replicating an entire bond index, puts a premium on manager skill, experience, and risk control—all strengths that Vanguard’s Fixed Income Group has demonstrated over many years. With our sophisticated sampling techniques and robust risk controls, we expect Vanguard funds to have relatively low sampling risk over time.

Although skillful bond managers can help minimize the tracking error that may arise from sampling, another source of tracking error is beyond their control: timing differences in end-of-day pricing. Vanguard prices its bond holdings daily at 4 p.m., while the Barclays Capital indexes are priced at 3 p.m. If bond market trading is volatile after 3 p.m., or the prices of even a few bonds change significantly, our fund may appear to underperform or outperform its target index. However, because bond prices tend to converge the next trading day, this divergence between the fund’s return and that of its benchmark index is usually temporary.

This is similar to what may happen with an international equity index fund because of a fair-value pricing adjustment—which addresses pricing discrepancies that may arise because of time-zone differences among global stock markets. When foreign markets reopen, price and return disparities between the fund and the index usually correct themselves.

between comparable-maturity corporate and Treasury bonds continued to narrow—an indication of investor confidence in the economy and in the strength of corporate America. Once again, lower-quality investment-grade bonds outperformed those with higher credit ratings. These forces combined to give the return of the Long-Term Corporate Bond Index Fund a 7-percentage-point lead over its government counterpart.

Diversification and low costs aren’t likely to go out of style
For some time now, Vanguard has been sounding a note of caution about the risk that the prices of existing bonds, even those with short maturities, are likely to fall when rates rise. Just as we couldn’t know when that might happen, we can’t predict whether the recent run-up in rates—without any policy change from the Fed—might reverse, or when.

Absent a crystal ball, diversification of your bond holdings may be the next best thing. Vanguard research bears this out, and so do the dramatic events unfolding daily in the Middle East, North Africa, and Japan as I write this letter. The safety of Treasuries can be appealing to investors at times of heightened concern, but when risks subside, corporate bonds are often favored.

The Sector Bond Index Funds can help you achieve an appropriate balance. By providing exposure to bonds with the credit quality and maturity characteristics you seek, the funds can help you diversify your bond holdings, in keeping with the investment objectives and principles you use to manage your total portfolio. And their low costs can help you keep more of the returns.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 14, 2011

8 9

Your Fund’s Performance at a Glance
August 31, 2010 , Through February 28, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Short-Term Government Bond Index
Fund
Signal Shares	$20.25	$20.19	$0.070	$0.008
Institutional Shares	25.45	25.37	0.097	0.010
ETF Shares	60.70	60.51	0.209	0.024
Vanguard Intermediate-Term Government
Bond Index Fund
Signal Shares	$21.49	$20.54	$0.221	$0.208
Institutional Shares	26.65	25.47	0.280	0.258
ETF Shares	63.58	60.76	0.652	0.616
Vanguard Long-Term Government Bond Index
Fund
Signal Shares	$22.75	$20.01	$0.386	$0.021
Institutional Shares	28.87	25.38	0.497	0.027
ETF Shares	67.61	59.45	1.145	0.063
Vanguard Short-Term Corporate Bond Index
Fund
Signal Shares (Inception: 11/18/2010)	$21.21	$21.09	$0.162	$0.018
Institutional Shares	25.90	25.82	0.308	0.022
ETF Shares	77.68	77.43	0.898	0.065
Vanguard Intermediate-Term Corporate Bond
Index Fund
Signal Shares	$21.76	$21.29	$0.441	$0.093
Institutional Shares	26.90	26.32	0.553	0.114
ETF Shares	80.67	78.94	1.636	0.343
Vanguard Long-Term Corporate Bond Index
Fund
Signal Shares	$22.00	$20.64	$0.565	$0.064
Institutional Shares	27.32	25.63	0.710	0.080
ETF Shares	81.96	76.89	2.104	0.239
Vanguard Mortgage-Backed Securities Index
Fund
Signal Shares	$20.52	$20.09	$0.220	$0.329
ETF Shares	51.31	50.23	0.552	0.822

Short-Term Government Bond Index Fund

Fund Profile
As of February 28, 2011

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VSBSX	VSBIX	VGSH
Expense Ratio[1]	0.15%	0.09%	0.15%
30-Day SEC Yield	0.57%	0.63%	0.57%

Financial Attributes
		Barclays
		1–3 Year	Barclays
		Gov’t	Aggregate
		Float Adj	Float Adj
	Fund	Index	Index
Number of Bonds	146	482	7,976
Yield to Maturity
(before expenses)	0.7%	0.7%	3.0%
Average Coupon	2.1%	1.8%	4.2%
Average Duration	1.8 years	1.8 years	5.1 years
Average Effective
Maturity	1.9 years	1.9 years	7.2 years
Short-Term
Reserves	1.3%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency			100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	3.4%
1 - 3 Years	96.6

Distribution by Credit Quality (% of portfolio)
Aaa	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 28, 2010, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2011, the annualized expense ratios were 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares.

Short-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2011

		Barclays
		1–3 Year
		Gov’t
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	1.69%	1.83%
2011	0.07	0.14
Note: For 2011, performance data reflect the six months ended February 28, 2011.

Average Annual Total Returns: Periods Ended December 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	12/28/2009	2.20%	0.75%	1.38%	2.13%
Institutional Shares	8/23/2010	—	0.33	-0.27	0.06
ETF Shares	11/19/2009
Market Price		2.24			1.59
Net Asset Value		2.24			1.51

See Financial Highlights for dividend and capital gains information.

Short-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.6%)
U.S. Government Securities (72.6%)
United States Treasury Note/Bond	4.625%	2/29/12	1,610	1,679
United States Treasury Note/Bond	1.375%	3/15/12	1,155	1,168
United States Treasury Note/Bond	1.000%	3/31/12	2,442	2,459
United States Treasury Note/Bond	4.500%	3/31/12	870	909
United States Treasury Note/Bond	1.375%	4/15/12	635	642
United States Treasury Note/Bond	1.000%	4/30/12	1,065	1,073
United States Treasury Note/Bond	4.500%	4/30/12	1,392	1,459
United States Treasury Note/Bond	1.375%	5/15/12	1,145	1,159
United States Treasury Note/Bond	0.750%	5/31/12	805	809
United States Treasury Note/Bond	4.750%	5/31/12	885	933
United States Treasury Note/Bond	1.875%	6/15/12	1,355	1,381
United States Treasury Note/Bond	0.625%	6/30/12	587	589
United States Treasury Note/Bond	4.875%	6/30/12	1,415	1,500
United States Treasury Note/Bond	1.500%	7/15/12	340	345
United States Treasury Note/Bond	0.625%	7/31/12	644	646
United States Treasury Note/Bond	4.625%	7/31/12	2,900	3,073
United States Treasury Note/Bond	1.750%	8/15/12	1,136	1,158
United States Treasury Note/Bond	4.375%	8/15/12	1,305	1,380
United States Treasury Note/Bond	0.375%	8/31/12	1,141	1,140
United States Treasury Note/Bond	4.125%	8/31/12	1,124	1,186
United States Treasury Note/Bond	1.375%	9/15/12	2,410	2,443
United States Treasury Note/Bond	0.375%	9/30/12	1,689	1,686
United States Treasury Note/Bond	4.250%	9/30/12	642	680
United States Treasury Note/Bond	1.375%	10/15/12	1,975	2,002
United States Treasury Note/Bond	0.375%	10/31/12	374	373
United States Treasury Note/Bond	3.875%	10/31/12	2,222	2,346
United States Treasury Note/Bond	1.375%	11/15/12	2,116	2,145
United States Treasury Note/Bond	4.000%	11/15/12	767	812
United States Treasury Note/Bond	0.500%	11/30/12	2,356	2,353
United States Treasury Note/Bond	3.375%	11/30/12	75	79
United States Treasury Note/Bond	1.125%	12/15/12	1,366	1,378
United States Treasury Note/Bond	0.625%	12/31/12	2,353	2,353
United States Treasury Note/Bond	3.625%	12/31/12	1,115	1,177
United States Treasury Note/Bond	1.375%	1/15/13	1,785	1,809
United States Treasury Note/Bond	0.625%	1/31/13	1,828	1,827
United States Treasury Note/Bond	2.875%	1/31/13	1,210	1,262
United States Treasury Note/Bond	1.375%	2/15/13	2,314	2,345
United States Treasury Note/Bond	3.875%	2/15/13	2,377	2,528

Short-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	0.625%	2/28/13	1,500	1,498
United States Treasury Note/Bond	2.750%	2/28/13	1,325	1,380
United States Treasury Note/Bond	1.375%	3/15/13	2,069	2,097
United States Treasury Note/Bond	2.500%	3/31/13	1,344	1,394
United States Treasury Note/Bond	1.750%	4/15/13	1,771	1,809
United States Treasury Note/Bond	3.125%	4/30/13	1,257	1,322
United States Treasury Note/Bond	1.375%	5/15/13	1,665	1,687
United States Treasury Note/Bond	3.625%	5/15/13	521	554
United States Treasury Note/Bond	3.500%	5/31/13	810	860
United States Treasury Note/Bond	1.125%	6/15/13	1,683	1,695
United States Treasury Note/Bond	3.375%	6/30/13	857	908
United States Treasury Note/Bond	1.000%	7/15/13	1,539	1,544
United States Treasury Note/Bond	3.375%	7/31/13	2,892	3,069
United States Treasury Note/Bond	0.750%	8/15/13	3,330	3,318
United States Treasury Note/Bond	4.250%	8/15/13	1,438	1,556
United States Treasury Note/Bond	3.125%	8/31/13	955	1,008
United States Treasury Note/Bond	0.750%	9/15/13	1,498	1,491
United States Treasury Note/Bond	3.125%	9/30/13	959	1,012
United States Treasury Note/Bond	0.500%	10/15/13	1,281	1,265
United States Treasury Note/Bond	2.750%	10/31/13	1,092	1,142
United States Treasury Note/Bond	0.500%	11/15/13	2,208	2,177
United States Treasury Note/Bond	4.250%	11/15/13	1,178	1,282
United States Treasury Note/Bond	2.000%	11/30/13	1,157	1,187
United States Treasury Note/Bond	0.750%	12/15/13	1,704	1,689
United States Treasury Note/Bond	1.500%	12/31/13	871	881
United States Treasury Note/Bond	1.000%	1/15/14	1,776	1,770
United States Treasury Note/Bond	1.750%	1/31/14	531	541
United States Treasury Note/Bond	1.250%	2/15/14	1,856	1,861
United States Treasury Note/Bond	4.000%	2/15/14	1,459	1,582
United States Treasury Note/Bond	1.875%	2/28/14	596	608
				98,473
Agency Bonds and Notes (25.0%)
1 Ally Financial Inc.	1.750%	10/30/12	150	153
1 Bank of America Corp.	2.100%	4/30/12	530	541
1 Bank of America Corp.	3.125%	6/15/12	200	207
1 Citibank NA	1.750%	12/28/12	450	458
1 Citigroup Funding Inc.	1.875%	10/22/12	115	117
1 Citigroup Inc.	2.125%	4/30/12	100	102
2 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	45	45
2 Federal Farm Credit Bank	2.250%	4/24/12	500	511
2 Federal Farm Credit Bank	1.750%	2/21/13	200	204
2 Federal Farm Credit Bank	1.375%	6/25/13	60	61
2 Federal Farm Credit Bank	1.125%	2/27/14	100	99
2 Federal Home Loan Banks	5.750%	5/15/12	100	106
2 Federal Home Loan Banks	1.125%	5/18/12	1,310	1,322
2 Federal Home Loan Banks	1.375%	6/8/12	50	51
2 Federal Home Loan Banks	0.875%	8/22/12	75	75
2 Federal Home Loan Banks	1.750%	8/22/12	905	922
2 Federal Home Loan Banks	1.625%	9/26/12	690	702
2 Federal Home Loan Banks	4.625%	10/10/12	500	533
2 Federal Home Loan Banks	4.500%	11/15/12	100	107
2 Federal Home Loan Banks	1.625%	11/21/12	200	203
2 F ederal Home Loan Banks	1.750%	12/14/12	50	51
2 Federal Home Loan Banks	1.500%	1/16/13	25	25
2 Federal Home Loan Banks	1.625%	3/20/13	25	25
2 Federal Home Loan Banks	1.000%	3/27/13	200	201

Short-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 Federal Home Loan Banks	3.875%	6/14/13	50	53
2 Federal Home Loan Banks	1.875%	6/21/13	825	842
2 Federal Home Loan Banks	4.000%	9/6/13	250	268
2 Federal Home Loan Banks	0.875%	12/27/13	950	940
2 Federal Home Loan Mortgage Corp.	2.125%	3/23/12	1,015	1,034
2 Federal Home Loan Mortgage Corp.	1.750%	6/15/12	810	824
2 Federal Home Loan Mortgage Corp.	5.125%	7/15/12	1,425	1,516
2 Federal Home Loan Mortgage Corp.	1.125%	7/27/12	65	66
2 Federal Home Loan Mortgage Corp.	1.000%	8/28/12	225	226
2 Federal Home Loan Mortgage Corp.	2.125%	9/21/12	540	553
2 Federal Home Loan Mortgage Corp.	0.375%	11/30/12	250	249
2 Federal Home Loan Mortgage Corp.	4.125%	12/21/12	100	106
2 Federal Home Loan Mortgage Corp.	0.625%	12/28/12	450	449
2 Federal Home Loan Mortgage Corp.	0.750%	12/28/12	150	150
2 Federal Home Loan Mortgage Corp.	0.750%	3/28/13	925	923
2 Federal Home Loan Mortgage Corp.	1.625%	4/15/13	1,260	1,280
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	375	405
2 Federal Home Loan Mortgage Corp.	0.875%	10/28/13	550	545
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	515	532
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	200	218
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	150	150
2 Federal National Mortgage Assn.	6.125%	3/15/12	995	1,054
2 Federal National Mortgage Assn.	1.000%	4/4/12	1,210	1,218
2 Federal National Mortgage Assn.	1.875%	4/20/12	25	25
2 Federal National Mortgage Assn.	4.875%	5/18/12	100	105
2 Federal National Mortgage Assn.	1.250%	6/22/12	270	273
2 Federal National Mortgage Assn.	1.125%	7/30/12	225	227
2 Federal National Mortgage Assn.	5.250%	8/1/12	125	133
2 Federal National Mortgage Assn.	1.750%	8/10/12	1,050	1,069
2 Federal National Mortgage Assn.	4.375%	9/15/12	525	556
2 Federal National Mortgage Assn.	0.625%	9/24/12	200	200
2 Federal National Mortgage Assn.	0.500%	10/30/12	350	349
2 Federal National Mortgage Assn.	0.375%	12/28/12	1,225	1,217
2 Federal National Mortgage Assn.	0.750%	2/26/13	150	150
2 Federal National Mortgage Assn.	4.375%	3/15/13	575	616
2 Federal National Mortgage Assn.	3.250%	4/9/13	605	635
2 Federal National Mortgage Assn.	1.750%	5/7/13	25	25
2 Federal National Mortgage Assn.	1.500%	6/26/13	475	480
2 Federal National Mortgage Assn.	3.875%	7/12/13	280	299
2 Federal National Mortgage Assn.	1.250%	8/20/13	675	678
2 Federal National Mortgage Assn.	0.750%	12/18/13	1,220	1,203
2 Federal National Mortgage Assn.	2.750%	2/5/14	100	104
2 Federal National Mortgage Assn.	1.250%	2/27/14	600	598
1 General Electric Capital Corp.	2.200%	6/8/12	115	118
1 General Electric Capital Corp.	2.000%	9/28/12	115	118
1 General Electric Capital Corp.	2.125%	12/21/12	255	261
1 Goldman Sachs Group Inc.	2.150%	3/15/12	100	102
1 Goldman Sachs Group Inc.	3.250%	6/15/12	300	311
1 John Deere Capital Corp.	2.875%	6/19/12	490	506
1 JPMorgan Chase & Co.	2.200%	6/15/12	1,045	1,069
1 JPMorgan Chase & Co.	2.125%	6/22/12	210	215
1 Morgan Stanley	2.250%	3/13/12	220	224
1 Morgan Stanley	1.950%	6/20/12	1,100	1,121
1 PNC Funding Corp.	2.300%	6/22/12	430	440
				33,849
Total U.S. Government and Agency Obligations (Cost $132,055)				132,322

Short-Term Government Bond Index Fund

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
3 Vanguard Market Liquidity Fund (Cost $1,744)	0.213%	1,743,967	1,744
Total Investments (98.9%) (Cost $133,799)			134,066
Other Assets and Liabilities (1.1%)
Other Assets			8,174
Liabilities			(6,685)
			1,489
Net Assets (100%)			135,555

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value			134,066
Receivables for Investment Securities Sold			7,544
Other Assets			630
Total Assets			142,240
Liabilities
Payables for Investment Securities Purchased			6,551
Other Liabilities			134
Total Liabilities			6,685
Net Assets			135,555

At February 28, 2011, net assets consisted of:
			Amount
			($000)
Paid-in Capital			135,211
Overdistributed Net Investment Income			(11)
Accumulated Net Realized Gains			88
Unrealized Appreciation (Depreciation)			267
Net Assets			135,555

Signal Shares—Net Assets
Applicable to 469,168 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			9,472
Net Asset Value Per Share—Signal Shares			$20.19

Institutional Shares—Net Assets
Applicable to 676,281 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			17,157
Net Asset Value Per Share—Institutional Shares			$25.37

Short-Term Government Bond Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 1,800,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	108,926
Net Asset Value Per Share—ETF Shares	$60.51

See Note A in Notes to Financial Statements.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2011
($000)
Investment Income
Income
Interest[1]	476
Total Income	476
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3
Management and Administrative—Signal Shares	7
Management and Administrative—Institutional Shares	5
Management and Administrative—ETF Shares	50
Marketing and Distribution—Signal Shares	1
Marketing and Distribution—Institutional Shares	—
Marketing and Distribution—ETF Shares	13
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	3
Total Expenses	82
Net Investment Income	394
Realized Net Gain (Loss) on Investment Securities Sold	131
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(441)
Net Increase (Decrease) in Net Assets Resulting from Operations	84
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Statement of Changes in Net Assets

		November 19,
	Six Months Ended	2009[1] to
	February 28,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	394	283
Realized Net Gain (Loss)	131	44
Change in Unrealized Appreciation (Depreciation)	(441)	708
Net Increase (Decrease) in Net Assets Resulting from Operations	84	1,035
Distributions
Net Investment Income
Signal Shares	(40)	(25)
Institutional Shares	(43)	(6)
ETF Shares	(322)	(252)
Realized Capital Gain[2]
Signal Shares	(5)	—
Institutional Shares	(4)	—
ETF Shares	(41)	—
Total Distributions	(455)	(283)
Capital Share Transactions
Signal Shares	3,927	5,526
Institutional Shares	9,181	8,005
ETF Shares	30,303	78,232
Net Increase (Decrease) from Capital Share Transactions	43,411	91,763
Total Increase (Decrease)	43,040	92,515
Net Assets
Beginning of Period	92,515	—
End of Period[3]	135,555	92,515

1 Inception.
2 Includes fiscal 2011 short-term gain distributions totaling $50,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($11,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

Signal Shares

	Six Months	Dec. 28,
	Ended	2009[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$20.25	$19.92
Investment Operations
Net Investment Income	.068	.101
Net Realized and Unrealized Gain (Loss) on Investments	(.050)	.329
Total from Investment Operations	.018	.430
Distributions
Dividends from Net Investment Income	(.070)	(.100)
Distributions from Realized Capital Gains	(.008)	—
Total Distributions	(.078)	(.100)
Net Asset Value, End of Period	$20.19	$20.25

Total Return	0.09%	2.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9	$6
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	0.68%	0.84%[2]
Portfolio Turnover Rate[3]	77%	69%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

Institutional Shares

	Six Months	August 23,
	Ended	2010[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$25.45	$25.46
Investment Operations
Net Investment Income	.094	.005
Net Realized and Unrealized Gain (Loss) on Investments	(.067)	.003
Total from Investment Operations	.027	.008
Distributions
Dividends from Net Investment Income	(.097)	(.018)
Distributions from Realized Capital Gains	(.010)	—
Total Distributions	(.107)	(.018)
Net Asset Value, End of Period	$25.37	$25.45

Total Return	0.11%	0.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17	$8
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[2]
Ratio of Net Investment Income to Average Net Assets	0.74%	0.90%[2]
Portfolio Turnover Rate[3]	77%	69%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

ETF Shares

	Six Months	Nov. 19,
	Ended	2009[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$60.70	$60.04
Investment Operations
Net Investment Income	.204	.349
Net Realized and Unrealized Gain (Loss) on Investments	(.161)	.660
Total from Investment Operations	.043	1.009
Distributions
Dividends from Net Investment Income	(.209)	(.349)
Distributions from Realized Capital Gains	(.024)	—
Total Distributions	(.233)	(.349)
Net Asset Value, End of Period	$60.51	$60.70

Total Return	0.07%	1.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$109	$79
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	0.68%	0.84%[2]
Portfolio Turnover Rate[3]	77%	69%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August, 31, 2010, and for the period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $23,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Short-Term Government Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	132,322	—
Temporary Cash Investments	1,744	—	—
Total	1,744	132,322	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2011, the fund realized $37,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2011, the cost of investment securities for tax purposes was $133,799,000. Net unrealized appreciation of investment securities for tax purposes was $267,000, consisting of unrealized gains of $425,000 on securities that had risen in value since their purchase and $158,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2011, the fund purchased $91,226,000 of investment securities and sold $46,271,000 of investment securities, other than temporary cash investments.

Short-Term Government Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Inception[1] to
	February 28, 2011		August 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued	10,018	496	5,501	275
Issued in Lieu of Cash Distributions	45	2	25	1
Redeemed	(6,136)	(305)	—	—
Net Increase (Decrease)—Signal Shares	3,927	193	5,526	276
Institutional Shares
Issued	9,133	360	7,999	314
Issued in Lieu of Cash Distributions	48	2	6	—
Redeemed	—	—	—	—
Net Increase (Decrease)—Institutional Shares	9,181	362	8,005	314
ETF Shares
Issued	33,347	550	78,232	1,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,044)	(50)	—	—
Net Increase (Decrease)—ETF Shares	30,303	500	78,232	1,300
1 Inception was November 19, 2009, for ETF Shares, December 28, 2009, for Signal Shares, and August 23, 2010, for Institutional Shares.

G. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Intermediate-Term Government Bond Index Fund

Fund Profile
As of February 28, 2011

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VSIGX	VIIGX	VGIT
Expense Ratio[1]	0.15%	0.09%	0.15%
30-Day SEC Yield	2.24%	2.30%	2.24%

Financial Attributes
		Barclays
		3–10 Year	Barclays
		Gov’t	Aggregate
		Float Adj	Float Adj
	Fund	Index	Index
Number of Bonds	139	418	7,976
Yield to Maturity
(before expenses)	2.3%	2.3%	3.0%
Average Coupon	3.2%	3.2%	4.2%
Average Duration	5.3 years	5.3 years	5.1 years
Average Effective
Maturity	5.8 years	5.8 years	7.2 years
Short-Term
Reserves	1.3%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency			100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.3%
1 - 3 Years	2.8
3 - 5 Years	41.6
5 - 10 Years	55.3

Distribution by Credit Quality (% of portfolio)
Aaa	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 28, 2010, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2011, the annualized expense ratios were 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares.

Intermediate-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2011

		Barclays
		3–10 Year
		Gov’t
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	7.65%	7.76%
2011	-2.45	-2.36
Note: For 2011, performance data reflect the six months ended February 28, 2011.

Average Annual Total Returns: Periods Ended December 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	8/4/2010	—	0.87%	-1.33%	-0.46%
Institutional Shares	3/19/2010	—	1.85	3.24	5.09
ETF Shares	11/19/2009
Market Price		6.97%			4.61
Net Asset Value		6.94			4.51

See Financial Highlights for dividend and capital gains information.

Intermediate-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (89.7%)
United States Treasury Note/Bond	2.750%	10/31/13	269	281
United States Treasury Note/Bond	4.250%	11/15/13	1,018	1,108
United States Treasury Note/Bond	2.000%	11/30/13	924	948
United States Treasury Note/Bond	0.750%	12/15/13	1,000	991
United States Treasury Note/Bond	4.000%	2/15/14	515	559
United States Treasury Note/Bond	1.875%	2/28/14	405	413
United States Treasury Note/Bond	1.750%	3/31/14	1,153	1,172
United States Treasury Note/Bond	1.875%	4/30/14	1,022	1,042
United States Treasury Note/Bond	4.750%	5/15/14	799	888
United States Treasury Note/Bond	2.250%	5/31/14	641	661
United States Treasury Note/Bond	2.625%	6/30/14	66	69
United States Treasury Note/Bond	2.625%	7/31/14	2,306	2,403
United States Treasury Note/Bond	2.375%	8/31/14	72	74
United States Treasury Note/Bond	2.375%	10/31/14	319	329
United States Treasury Note/Bond	4.250%	11/15/14	340	374
United States Treasury Note/Bond	2.125%	11/30/14	1,675	1,710
United States Treasury Note/Bond	2.625%	12/31/14	1,445	1,501
United States Treasury Note/Bond	2.250%	1/31/15	1,899	1,944
United States Treasury Note/Bond	4.000%	2/15/15	2,077	2,268
United States Treasury Note/Bond	11.250%	2/15/15	270	370
United States Treasury Note/Bond	2.375%	2/28/15	3,584	3,683
United States Treasury Note/Bond	2.500%	3/31/15	2,550	2,632
United States Treasury Note/Bond	2.500%	4/30/15	3,408	3,512
United States Treasury Note/Bond	4.125%	5/15/15	1,000	1,097
United States Treasury Note/Bond	2.125%	5/31/15	2,246	2,278
United States Treasury Note/Bond	1.875%	6/30/15	2,010	2,014
United States Treasury Note/Bond	1.750%	7/31/15	2,080	2,070
United States Treasury Note/Bond	4.250%	8/15/15	1,050	1,158
United States Treasury Note/Bond	10.625%	8/15/15	213	293
United States Treasury Note/Bond	1.250%	8/31/15	1,405	1,365
United States Treasury Note/Bond	1.250%	9/30/15	1,392	1,349
United States Treasury Note/Bond	1.250%	10/31/15	1,767	1,708
United States Treasury Note/Bond	4.500%	11/15/15	835	930
United States Treasury Note/Bond	9.875%	11/15/15	87	118
United States Treasury Note/Bond	1.375%	11/30/15	1,859	1,804
United States Treasury Note/Bond	2.125%	12/31/15	377	378
United States Treasury Note/Bond	2.000%	1/31/16	759	755
United States Treasury Note/Bond	4.500%	2/15/16	203	226

Intermediate-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	9.250%	2/15/16	266	357
United States Treasury Note/Bond	2.125%	2/29/16	200	200
United States Treasury Note/Bond	2.625%	2/29/16	454	465
United States Treasury Note/Bond	2.375%	3/31/16	638	644
United States Treasury Note/Bond	2.625%	4/30/16	2,337	2,385
United States Treasury Note/Bond	5.125%	5/15/16	601	688
United States Treasury Note/Bond	7.250%	5/15/16	123	154
United States Treasury Note/Bond	3.250%	5/31/16	917	963
United States Treasury Note/Bond	3.250%	6/30/16	955	1,002
United States Treasury Note/Bond	3.250%	7/31/16	527	553
United States Treasury Note/Bond	4.875%	8/15/16	172	195
United States Treasury Note/Bond	3.000%	8/31/16	747	773
United States Treasury Note/Bond	3.000%	9/30/16	685	708
United States Treasury Note/Bond	3.125%	10/31/16	707	734
United States Treasury Note/Bond	4.625%	11/15/16	300	336
United States Treasury Note/Bond	7.500%	11/15/16	315	401
United States Treasury Note/Bond	2.750%	11/30/16	1,240	1,261
United States Treasury Note/Bond	3.250%	12/31/16	223	233
United States Treasury Note/Bond	3.125%	1/31/17	2,680	2,775
United States Treasury Note/Bond	4.625%	2/15/17	370	414
United States Treasury Note/Bond	3.000%	2/28/17	927	953
United States Treasury Note/Bond	3.250%	3/31/17	1,639	1,705
United States Treasury Note/Bond	3.125%	4/30/17	863	891
United States Treasury Note/Bond	4.500%	5/15/17	669	744
United States Treasury Note/Bond	8.750%	5/15/17	387	526
United States Treasury Note/Bond	2.750%	5/31/17	1,204	1,215
United States Treasury Note/Bond	2.500%	6/30/17	906	899
United States Treasury Note/Bond	2.375%	7/31/17	1,153	1,134
United States Treasury Note/Bond	4.750%	8/15/17	724	815
United States Treasury Note/Bond	8.875%	8/15/17	438	603
United States Treasury Note/Bond	1.875%	8/31/17	807	768
United States Treasury Note/Bond	1.875%	9/30/17	1,153	1,094
United States Treasury Note/Bond	1.875%	10/31/17	1,153	1,092
United States Treasury Note/Bond	4.250%	11/15/17	1,083	1,185
United States Treasury Note/Bond	2.250%	11/30/17	1,087	1,053
United States Treasury Note/Bond	2.750%	12/31/17	1,111	1,109
United States Treasury Note/Bond	2.625%	1/31/18	275	272
United States Treasury Note/Bond	3.500%	2/15/18	1,727	1,804
United States Treasury Note/Bond	3.875%	5/15/18	1,090	1,164
United States Treasury Note/Bond	9.125%	5/15/18	171	243
United States Treasury Note/Bond	4.000%	8/15/18	1,575	1,693
United States Treasury Note/Bond	3.750%	11/15/18	1,952	2,060
United States Treasury Note/Bond	9.000%	11/15/18	133	190
United States Treasury Note/Bond	2.750%	2/15/19	2,227	2,182
United States Treasury Note/Bond	8.875%	2/15/19	494	703
United States Treasury Note/Bond	3.125%	5/15/19	2,208	2,215
United States Treasury Note/Bond	3.625%	8/15/19	2,223	2,306
United States Treasury Note/Bond	8.125%	8/15/19	659	909
United States Treasury Note/Bond	3.375%	11/15/19	2,885	2,925
United States Treasury Note/Bond	3.625%	2/15/20	2,723	2,803
United States Treasury Note/Bond	8.500%	2/15/20	295	419
United States Treasury Note/Bond	3.500%	5/15/20	2,799	2,844
United States Treasury Note/Bond	8.750%	5/15/20	321	463
United States Treasury Note/Bond	2.625%	8/15/20	2,624	2,466
United States Treasury Note/Bond	8.750%	8/15/20	435	630

Intermediate-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.625%	11/15/20	2,537	2,373
United States Treasury Note/Bond	3.625%	2/15/21	724	737
United States Treasury Note/Bond	7.875%	2/15/21	179	248
				109,151
Agency Bonds and Notes (9.7%)
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	50	50
1 Federal Farm Credit Bank	2.625%	4/17/14	550	570
1 Federal Farm Credit Bank	1.500%	11/16/15	50	48
1 Federal Home Loan Banks	1.875%	6/21/13	85	87
1 Federal Home Loan Banks	2.500%	6/13/14	100	103
1 Federal Home Loan Banks	5.500%	8/13/14	140	158
1 Federal Home Loan Banks	4.500%	11/14/14	100	110
1 Federal Home Loan Banks	2.750%	12/12/14	25	26
1 Federal Home Loan Banks	5.375%	5/18/16	885	1,012
1 Federal Home Loan Banks	4.750%	12/16/16	170	189
1 Federal Home Loan Banks	5.375%	5/15/19	325	368
1 Federal Home Loan Banks	4.125%	3/13/20	205	211
1 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	190	196
1 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	100	105
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/15	580	638
1 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	50	56
1 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	450	467
1 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,000	982
1 Federal Home Loan Mortgage Corp.	4.750%	1/19/16	200	222
1 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	100	112
1 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	200	224
1 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	225	254
1 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	275	283
1 Federal National Mortgage Assn.	2.875%	12/11/13	80	84
1 Federal National Mortgage Assn.	0.750%	12/18/13	75	74
1 Federal National Mortgage Assn.	2.750%	3/13/14	225	234
1 Federal National Mortgage Assn.	2.500%	5/15/14	980	1,011
1 Federal National Mortgage Assn.	2.625%	11/20/14	200	206
1 Federal National Mortgage Assn.	5.000%	4/15/15	270	302
1 Federal National Mortgage Assn.	2.375%	7/28/15	865	875
1 Federal National Mortgage Assn.	4.375%	10/15/15	175	191
1 Federal National Mortgage Assn.	1.625%	10/26/15	75	73
1 Federal National Mortgage Assn.	5.000%	3/15/16	25	28
1 Federal National Mortgage Assn.	4.875%	12/15/16	100	112
1 Federal National Mortgage Assn.	5.000%	2/13/17	380	427
1 Federal National Mortgage Assn.	5.000%	5/11/17	340	381
1 Federal National Mortgage Assn.	5.375%	6/12/17	375	428
1 Federal National Mortgage Assn.	0.000%	10/9/19	450	304
1 Financing Corp. Fico	10.700%	10/6/17	100	144
Private Export Funding Corp.	3.050%	10/15/14	175	182
Private Export Funding Corp.	2.250%	12/15/17	25	24
1 Tennessee Valley Authority	5.500%	7/18/17	125	143
1 Tennessee Valley Authority	3.875%	2/15/21	75	76
				11,770
Total U.S. Government and Agency Obligations (Cost $120,947)				120,921

Intermediate-Term Government Bond Index Fund

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
2 Vanguard Market Liquidity Fund (Cost $1,511)	0.213%	1,511,236	1,511
Total Investments (100.7%) (Cost $122,458)			122,432
Other Assets and Liabilities (-0.7%)
Other Assets			1,604
Liabilities			(2,425)
			(821)
Net Assets (100%)			121,611

At February 28, 2011, net assets consisted of:
			Amount
			($000)
Paid-in Capital			121,572
Overdistributed Net Investment Income			(14)
Accumulated Net Realized Gains			79
Unrealized Appreciation (Depreciation)			(26)
Net Assets			121,611

Signal Shares—Net Assets
Applicable to 111,971 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			2,300
Net Asset Value Per Share—Signal Shares			$20.54

Institutional Shares—Net Assets
Applicable to 3,372,415 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			85,892
Net Asset Value Per Share—Institutional Shares			$25.47

ETF Shares—Net Assets
Applicable to 550,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			33,419
Net Asset Value Per Share—ETF Shares			$60.76

See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2011
($000)
Investment Income
Income
Interest[1]	1,286
Total Income	1,286
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4
Management and Administrative—Signal Shares	2
Management and Administrative—Institutional Shares	20
Management and Administrative—ETF Shares	12
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	12
Marketing and Distribution—ETF Shares	6
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	7
Total Expenses	63
Net Investment Income	1,223
Realized Net Gain (Loss) on Investment Securities Sold	564
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(4,450)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,663)
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Statement of Changes in Net Assets

		November 19,
	Six Months Ended	2009[1] to
	February 28,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,223	883
Realized Net Gain (Loss)	564	988
Change in Unrealized Appreciation (Depreciation)	(4,450)	4,424
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,663)	6,295
Distributions
Net Investment Income
Signal Shares	(28)	(6)
Institutional Shares	(846)	(537)
ETF Shares	(364)	(339)
Realized Capital Gain[2]
Signal Shares	(22)	—
Institutional Shares	(814)	—
ETF Shares	(308)	—
Total Distributions	(2,382)	(882)
Capital Share Transactions
Signal Shares	(1,001)	3,365
Institutional Shares	16,104	69,740
ETF Shares	(3,297)	36,332
Net Increase (Decrease) from Capital Share Transactions	11,806	109,437
Total Increase (Decrease)	6,761	114,850
Net Assets
Beginning of Period	114,850	—
End of Period[3]	121,611	114,850

1 Inception.
2 Includes fiscal 2011 short-term gain distributions totaling $1,144,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($14,000) and $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

Signal Shares

	Six Months	August 4,
	Ended	2010[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$21.49	$21.11
Investment Operations
Net Investment Income	.218	.033
Net Realized and Unrealized Gain (Loss) on Investments	(.739)	.385
Total from Investment Operations	(.521)	.418
Distributions
Dividends from Net Investment Income	(.221)	(.038)
Distributions from Realized Capital Gains	(.208)	—
Total Distributions	(.429)	(.038)
Net Asset Value, End of Period	$20.54	$21.49

Total Return	-2.43%	1.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2	$3
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.07%	2.29%[2]
Portfolio Turnover Rate[3]	37%	106%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

Institutional Shares

	Six Months	March 19,
	Ended	2010[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$26.65	$25.01
Investment Operations
Net Investment Income	.277	.239
Net Realized and Unrealized Gain (Loss) on Investments	(.919)	1.674
Total from Investment Operations	(.642)	1.913
Distributions
Dividends from Net Investment Income	(.280)	(.273)
Distributions from Realized Capital Gains	(.258)	—
Total Distributions	(.538)	(.273)
Net Asset Value, End of Period	$25.47	$26.65

Total Return	-2.42%	7.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$86	$73
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[2]
Ratio of Net Investment Income to Average Net Assets	2.13%	2.35%[2]
Portfolio Turnover Rate[3]	37%	106%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

ETF Shares

	Six Months	Nov. 19,
	Ended	2009[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$63.58	$60.00
Investment Operations
Net Investment Income	.644	.961
Net Realized and Unrealized Gain (Loss) on Investments	(2.196)	3.579
Total from Investment Operations	(1.552)	4.540
Distributions
Dividends from Net Investment Income	(.652)	(.960)
Distributions from Realized Capital Gains	(.616)	—
Total Distributions	(1.268)	(.960)
Net Asset Value, End of Period	$60.76	$63.58

Total Return	-2.45%	7.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33	$38
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.07%	2.29%[2]
Portfolio Turnover Rate[3]	37%	106%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2010, and for the period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $21,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Intermediate-Term Government Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	120,921	—
Temporary Cash Investments	1,511	—	—
Total	1,511	120,921	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2011, the fund realized $329,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2011, the cost of investment securities for tax purposes was $122,458,000. Net unrealized depreciation of investment securities for tax purposes was $26,000, consisting of unrealized gains of $992,000 on securities that had risen in value since their purchase and $1,018,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2011, the fund purchased $43,694,000 of investment securities and sold $30,871,000 of investment securities, other than temporary cash investments.

Intermediate-Term Government Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Inception[1] to
	February 28, 2011		August 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued	118	6	3,359	158
Issued in Lieu of Cash Distributions	51	2	6	—
Redeemed	(1,170)	(54)	—	—
Net Increase (Decrease)—Signal Shares	(1,001)	(46)	3,365	158
Institutional Shares
Issued	15,861	611	69,387	2,737
Issued in Lieu of Cash Distributions	967	38	353	14
Redeemed	(724)	(28)	—	—
Net Increase (Decrease)—Institutional Shares	16,104	621	69,740	2,751
ETF Shares
Issued	6,172	100	36,332	600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(9,469)	(150)	—	—
Net Increase (Decrease)—ETF Shares	(3,297)	(50)	36,332	600
1 Inception was November 19, 2009, for ETF Shares, March 19, 2010, for Institutional Shares, and August 4, 2010, for Signal Shares.

G. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Long-Term Government Bond Index Fund

Fund Profile
As of February 28, 2011

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VLGSX	VLGIX	VGLT
Expense Ratio[1]	0.15%	0.09%	0.15%
30-Day SEC Yield	4.16%	4.22%	4.16%

Financial Attributes
		Barclays	Barclays
		Long Gov	Aggregate
		Float Adj	Float Adj
	Fund	Index	Index
Number of Bonds	53	111	7,976
Yield to Maturity
(before expenses)	4.2%	4.3%	3.0%
Average Coupon	5.2%	5.1%	4.2%
Average Duration	13.9 years	13.8 years	5.1 years
Average Effective
Maturity	22.6 years	22.7 years	7.2 years
Short-Term
Reserves	2.2%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency			100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.8%
5 - 10 Years	0.1
10 - 20 Years	40.9
20 - 30 Years	57.7
Over 30 Years	0.5

Distribution by Credit Quality (% of portfolio)
Aaa	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 28, 2010, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2011, the annualized expense ratios were 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares.

Long-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2011

		Barclays
		Long Gov
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	16.21%	16.12%
2011	-10.33	-10.15
Note: For 2011, performance data reflect the six months ended February 28, 2011.

Average Annual Total Returns: Periods Ended December 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	3/1/2010	—	3.10%	3.57%	6.67%
Institutional Shares	7/30/2010	—	1.40	-4.55	-3.15
ETF Shares	11/19/2009
Market Price		8.75%			4.28
Net Asset Value		9.36			4.70

See Financial Highlights for dividend and capital gains information.

Long-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.6%)
U.S. Government Securities (91.4%)
United States Treasury Note/Bond	0.750%	5/31/12	15	15
United States Treasury Note/Bond	8.125%	5/15/21	377	531
United States Treasury Note/Bond	8.125%	8/15/21	2,093	2,956
United States Treasury Note/Bond	8.000%	11/15/21	947	1,329
United States Treasury Note/Bond	7.250%	8/15/22	249	334
United States Treasury Note/Bond	7.625%	11/15/22	765	1,056
United States Treasury Note/Bond	7.125%	2/15/23	1,029	1,371
United States Treasury Note/Bond	6.250%	8/15/23	2,455	3,062
United States Treasury Note/Bond	7.500%	11/15/24	1,687	2,340
United States Treasury Note/Bond	7.625%	2/15/25	1,029	1,444
United States Treasury Note/Bond	6.875%	8/15/25	1,200	1,588
United States Treasury Note/Bond	6.750%	8/15/26	199	262
United States Treasury Note/Bond	6.500%	11/15/26	1,205	1,548
United States Treasury Note/Bond	6.625%	2/15/27	16	21
United States Treasury Note/Bond	6.375%	8/15/27	900	1,145
United States Treasury Note/Bond	6.125%	11/15/27	2,176	2,702
United States Treasury Note/Bond	5.500%	8/15/28	732	852
United States Treasury Note/Bond	5.250%	11/15/28	1,486	1,681
United States Treasury Note/Bond	5.250%	2/15/29	1,240	1,403
United States Treasury Note/Bond	6.125%	8/15/29	1,086	1,355
United States Treasury Note/Bond	6.250%	5/15/30	1,500	1,900
United States Treasury Note/Bond	5.375%	2/15/31	393	451
United States Treasury Note/Bond	4.500%	2/15/36	3,167	3,208
United States Treasury Note/Bond	4.750%	2/15/37	2,495	2,622
United States Treasury Note/Bond	5.000%	5/15/37	1,994	2,175
United States Treasury Note/Bond	4.375%	2/15/38	530	523
United States Treasury Note/Bond	4.500%	5/15/38	1,009	1,015
United States Treasury Note/Bond	3.500%	2/15/39	1,338	1,125
United States Treasury Note/Bond	4.250%	5/15/39	4,521	4,349
United States Treasury Note/Bond	4.500%	8/15/39	4,121	4,132
United States Treasury Note/Bond	4.375%	11/15/39	3,992	3,916
United States Treasury Note/Bond	4.625%	2/15/40	3,111	3,180
United States Treasury Note/Bond	4.375%	5/15/40	5,312	5,206
United States Treasury Note/Bond	3.875%	8/15/40	5,070	4,551
United States Treasury Note/Bond	4.250%	11/15/40	5,295	5,077
United States Treasury Note/Bond	4.750%	2/15/41	1,717	1,790
				72,215

Long-Term Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Agency Bonds and Notes (7.2%)
1	Federal Home Loan Banks	5.500%	7/15/36	380	415
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	350	442
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	515	656
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	135	164
1	Federal National Mortgage Assn.	7.125%	1/15/30	650	855
1	Federal National Mortgage Assn.	7.250%	5/15/30	650	865
1	Federal National Mortgage Assn.	6.625%	11/15/30	255	320
	Israel Government AID Bond	5.500%	9/18/23	350	389
	Israel Government AID Bond	5.500%	4/26/24	200	224
1	Tennessee Valley Authority	6.750%	11/1/25	180	225
1	Tennessee Valley Authority	4.650%	6/15/35	125	120
1	Tennessee Valley Authority	5.880%	4/1/36	50	57
1	Tennessee Valley Authority	5.500%	6/15/38	150	162
1	Tennessee Valley Authority	5.250%	9/15/39	207	216
1	Tennessee Valley Authority	4.875%	1/15/48	220	216
1	Tennessee Valley Authority	5.375%	4/1/56	180	190
1	Tennessee Valley Authority	4.625%	9/15/60	150	138
					5,654
Total U.S. Government and Agency Obligations (Cost $82,024)					77,869

				Shares
Temporary Cash Investment (2.2%)
Money Market Fund (2.2%)
2	Vanguard Market Liquidity Fund (Cost $1,759)	0.213%		1,759,000	1,759
Total Investments (100.8%) (Cost $83,783)					79,628
Other Assets and Liabilities (-0.8%)
Other Assets					5,238
Liabilities					(5,838)
					(600)
Net Assets (100%)					79,028

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value					79,628
Receivables for Capital Shares Issued					4,566
Other Assets					672
Total Assets					84,866
Liabilities
Payables for Investment Securities Purchased					5,653
Other Liabilities					185
Total Liabilities					5,838
Net Assets					79,028

Long-Term Government Bond Index Fund

At February 28, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	84,880
Overdistributed Net Investment Income	(9)
Accumulated Net Realized Losses	(1,688)
Unrealized Appreciation (Depreciation)	(4,155)
Net Assets	79,028

Signal Shares—Net Assets
Applicable to 53,998 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,080
Net Asset Value Per Share—Signal Shares	$20.01

Institutional Shares—Net Assets
Applicable to 1,431,405 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	36,334
Net Asset Value Per Share—Institutional Shares	$25.38

ETF Shares—Net Assets
Applicable to 700,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	41,614
Net Asset Value Per Share—ETF Shares	$59.45

See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2011
($000)
Investment Income
Income
Interest[1]	1,709
Total Income	1,709
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3
Management and Administrative—Signal Shares	1
Management and Administrative—Institutional Shares	7
Management and Administrative—ETF Shares	37
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	2
Marketing and Distribution—ETF Shares	10
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	2
Total Expenses	62
Net Investment Income	1,647
Realized Net Gain (Loss) on Investment Securities Sold	(3,167)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(9,525)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,045)
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Statement of Changes in Net Assets

		November 19,
	Six Months Ended	2009[1] to
	February 28,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,647	586
Realized Net Gain (Loss)	(3,167)	133
Change in Unrealized Appreciation (Depreciation)	(9,525)	5,370
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,045)	6,089
Distributions
Net Investment Income
Signal Shares	(21)	(19)
Institutional Shares	(379)	(11)
ETF Shares	(1,258)	(554)
Realized Capital Gain[2]
Signal Shares	(1)	—
Institutional Shares	(22)	—
ETF Shares	(76)	—
Total Distributions	(1,757)	(584)
Capital Share Transactions
Signal Shares	25	1,037
Institutional Shares	29,561	8,532
ETF Shares	(25,609)	72,779
Net Increase (Decrease) from Capital Share Transactions	3,977	82,348
Total Increase (Decrease)	(8,825)	87,853
Net Assets
Beginning of Period	87,853	—
End of Period[3]	79,028	87,853

1 Inception.
2 Includes fiscal 2011 short-term gain distributions totaling $99,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($9,000) and $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

Signal Shares

	Six Months	March 1,
	Ended	2010[1] to
	February 28, August 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$22.75	$19.66
Investment Operations
Net Investment Income	.382	.364
Net Realized and Unrealized Gain (Loss) on Investments	(2.715)	3.084
Total from Investment Operations	(2.333)	3.448
Distributions
Dividends from Net Investment Income	(.386)	(.358)
Distributions from Realized Capital Gains	(.021)	—
Total Distributions	(.407)	(.358)
Net Asset Value, End of Period	$20.01	$22.75

Total Return	-10.30%	17.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1	$1
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	3.61%	3.75%[2]
Portfolio Turnover Rate[3]	37%	70%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

Institutional Shares

	Six Months	July 30,
	Ended	2010[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$28.87	$27.07
Investment Operations
Net Investment Income	.493	.070
Net Realized and Unrealized Gain (Loss) on Investments	(3.459)	1.799
Total from Investment Operations	(2.966)	1.869
Distributions
Dividends from Net Investment Income	(.497)	(.069)
Distributions from Realized Capital Gains	(.027)	—
Total Distributions	(.524)	(.069)
Net Asset Value, End of Period	$25.38	$28.87

Total Return	-10.32%	6.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36	$9
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[2]
Ratio of Net Investment Income to Average Net Assets	3.67%	3.81%[2]
Portfolio Turnover Rate[3]	37%	70%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

ETF Shares

	Six Months	Nov. 19,
	Ended	2009[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$67.61	$59.84
Investment Operations
Net Investment Income	1.135	1.691
Net Realized and Unrealized Gain (Loss) on Investments	(8.087)	7.768
Total from Investment Operations	(6.952)	9.459
Distributions
Dividends from Net Investment Income	(1.145)	(1.689)
Distributions from Realized Capital Gains	(.063)	—
Total Distributions	(1.208)	(1.689)
Net Asset Value, End of Period	$59.45	$67.61

Total Return	-10.33%	16.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42	$78
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	3.61%	3.75%[2]
Portfolio Turnover Rate[3]	37%	70%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2010, and for the period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases or capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $17,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Long-Term Government Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	77,869	—
Temporary Cash Investments	1,759	—	—
Total	1,759	77,869	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2011, the fund realized $1,486,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable losses to the fund, they have been reclassified from accumulated net realized losses to paid-in capital.

At February 28, 2011, the cost of investment securities for tax purposes was $83,783,000. Net unrealized depreciation of investment securities for tax purposes was $4,155,000, consisting of unrealized gains of $8,000 on securities that had risen in value since their purchase and $4,163,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2011, the fund purchased $69,950,000 of investment securities and sold $65,818,000 of investment securities, other than temporary cash investments.

Long-Term Government Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Inception[1] to
	February 28, 2011		August 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued	3	—	1,018	52
Issued in Lieu of Cash Distributions	22	1	19	1
Redeemed	—	—	—	—
Net Increase (Decrease)—Signal Shares	25	1	1,037	53
Institutional Shares
Issued	29,160	1,107	8,521	308
Issued in Lieu of Cash Distributions	401	16	11	—
Redeemed	—	—	—	—
Net Increase (Decrease)—Institutional Shares	29,561	1,123	8,532	308
ETF Shares
Issued	24,136	400	78,645	1,250
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(49,745)	(850)	(5,866)	(100)
Net Increase (Decrease)—ETF Shares	(25,609)	(450)	72,779	1,150
1 Inception was November 19, 2009, for ETF Shares, March 1, 2010, for Signal Shares, and July 30, 2010, for Institutional Shares.

G. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Short-Term Corporate Bond Index Fund

Fund Profile
As of February 28, 2011

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VSCSX	VSTBX	VCSH
Expense Ratio[1]	0.15%	0.09%	0.15%
30-Day SEC Yield	2.12%	2.18%	2.12%

Financial Attributes
		Barclays	Barclays
		1–5 Year	Aggregate
		Corporate	Float Adj
	Fund	Index	Index
Number of Bonds	790	1,390	7,976
Yield to Maturity
(before expenses)	2.2%	2.3%	3.0%
Average Coupon	4.7%	4.9%	4.2%
Average Duration	2.8 years	2.8 years	5.1 years
Average Effective
Maturity	3.0 years	3.0 years	7.2 years
Short-Term
Reserves	0.3%	—	—

Sector Diversification (% of portfolio)
Finance			44.7%
Industrial			47.3
Treasury/Agency			0.8
Utilities			7.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.5%
1 - 3 Years	51.5
3 - 5 Years	47.5
5 - 10 Years	0.5

Distribution by Credit Quality (% of portfolio)
Aaa	1.6%
Aa	25.3
A	44.8
Baa	28.3
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 28, 2010, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2011, the annualized expense ratios were 0.09% for Institutional Shares, and 0.15% for ETF Shares. For the Signal Shares, the annualized expense ratio from inception on November 18, 2010, through February 28, 2011, was 0.15%.

Short-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2011

		Barclays
		1–5 Year
		Corporate
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	5.34%	5.61%
2011	0.92	1.27
Note: For 2011, performance data reflect the six months ended February 28, 2011.

Average Annual Total Returns: Periods Ended December 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	11/18/2010	—	0.40%	-0.90%	-0.50%
Fee-Adjusted Returns		—			-0.75%
Institutional Shares	11/19/2009	5.58%	2.43	2.51	4.94
Fee-Adjusted Returns		5.31			4.70
ETF Shares	11/19/2009
Market Price		5.10			5.16
Net Asset Value		5.51			4.87

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases; the fee does not apply to the ETF Shares. In the final table, non-adjusted returns are shown along with the fee-adjusted returns.
See Financial Highlights for dividend and capital gains information.

Short-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.4%)
U.S. Government Securities (1.4%)
United States Treasury Note/Bond	1.875%	6/15/12	180	184
United States Treasury Note/Bond	4.250%	11/15/13	100	109
United States Treasury Note/Bond	1.375%	11/30/15	1,420	1,378
United States Treasury Note/Bond	2.125%	2/29/16	17,400	17,389
Total U.S. Government and Agency Obligations (Cost $19,062)				19,060
Corporate Bonds (97.6%)
Finance (43.8%)
Banking (31.8%)
American Express Co.	4.875%	7/15/13	75	80
American Express Co.	7.250%	5/20/14	496	567
American Express Credit Corp.	5.875%	5/2/13	4,900	5,315
American Express Credit Corp.	7.300%	8/20/13	5,750	6,477
American Express Credit Corp.	5.125%	8/25/14	2,750	2,978
American Express Credit Corp.	2.750%	9/15/15	2,800	2,751
Astoria Financial Corp.	5.750%	10/15/12	150	156
BanColombia SA	4.250%	1/12/16	500	492
Bank of America Corp.	6.250%	4/15/12	6,925	7,307
Bank of America Corp.	5.375%	9/11/12	500	528
Bank of America Corp.	4.875%	1/15/13	100	105
Bank of America Corp.	4.900%	5/1/13	5,050	5,341
Bank of America Corp.	7.375%	5/15/14	1,325	1,504
Bank of America Corp.	4.500%	4/1/15	5,950	6,208
Bank of America Corp.	7.750%	8/15/15	1,000	1,143
Bank of America Corp.	3.700%	9/1/15	5,875	5,927
Bank of Montreal	2.125%	6/28/13	2,250	2,297
Bank of New York Mellon Corp.	4.950%	11/1/12	625	667
Bank of New York Mellon Corp.	4.500%	4/1/13	75	80
Bank of New York Mellon Corp.	5.125%	8/27/13	2,317	2,527
Bank of New York Mellon Corp.	4.300%	5/15/14	4,763	5,121
Bank of New York Mellon Corp.	4.950%	3/15/15	1,000	1,084
Bank of New York Mellon Corp.	2.950%	6/18/15	850	869
Bank of Nova Scotia	2.375%	12/17/13	2,100	2,145
Bank of Nova Scotia	3.400%	1/22/15	9,550	9,865
Bank of Tokyo-Mitsubishi UFJ Ltd.	7.400%	6/15/11	250	254
Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	1,000	979
Bank One Corp.	5.250%	1/30/13	50	53
Barclays Bank plc	5.450%	9/12/12	575	612

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Barclays Bank plc	2.500%	1/23/13	7,725	7,853
Barclays Bank plc	5.200%	7/10/14	2,000	2,168
Barclays Bank plc	3.900%	4/7/15	1,000	1,034
BB&T Corp.	3.850%	7/27/12	3,200	3,322
BB&T Corp.	5.200%	12/23/15	1,200	1,292
BB&T Corp.	3.200%	3/15/16	525	524
Bear Stearns Cos. LLC	6.950%	8/10/12	424	459
Bear Stearns Cos. LLC	5.700%	11/15/14	1,652	1,827
Bear Stearns Cos. LLC	5.300%	10/30/15	2,100	2,280
BNP Paribas	3.250%	3/11/15	2,975	3,008
BNP Paribas	3.600%	2/23/16	1,575	1,582
BNP Paribas / BNP Paribas US Medium-Term
Note Program LLC	2.125%	12/21/12	3,725	3,782
Canadian Imperial Bank of Commerce	1.450%	9/13/13	1,150	1,147
Canadian Imperial Bank of Commerce	2.350%	12/11/15	1,250	1,216
Capital One Financial Corp.	7.375%	5/23/14	3,525	4,059
Citigroup Inc.	5.250%	2/27/12	2,725	2,840
Citigroup Inc.	5.625%	8/27/12	3,025	3,186
Citigroup Inc.	5.300%	10/17/12	6,525	6,904
Citigroup Inc.	5.500%	4/11/13	7,975	8,538
Citigroup Inc.	6.500%	8/19/13	1,305	1,434
Citigroup Inc.	6.000%	12/13/13	550	602
Citigroup Inc.	6.375%	8/12/14	650	723
Citigroup Inc.	5.000%	9/15/14	3,775	3,962
Citigroup Inc.	5.500%	10/15/14	300	325
Citigroup Inc.	6.010%	1/15/15	2,350	2,581
Citigroup Inc.	4.875%	5/7/15	1,000	1,037
Citigroup Inc.	4.750%	5/19/15	8,610	9,088
Citigroup Inc.	4.587%	12/15/15	3,550	3,689
Citigroup Inc.	5.300%	1/7/16	1,000	1,068
Comerica Inc.	3.000%	9/16/15	725	721
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands	1.850%	1/10/14	2,450	2,452
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands	2.125%	10/13/15	1,000	967
Countrywide Financial Corp.	5.800%	6/7/12	850	896
Credit Suisse	3.450%	7/2/12	3,075	3,175
Credit Suisse	5.000%	5/15/13	9,135	9,794
Credit Suisse	5.500%	5/1/14	1,525	1,676
Credit Suisse	3.500%	3/23/15	4,250	4,343
Credit Suisse USA Inc.	4.875%	1/15/15	500	541
Credit Suisse USA Inc.	5.125%	8/15/15	1,600	1,751
Deutsche Bank AG	5.375%	10/12/12	550	586
Deutsche Bank AG	4.875%	5/20/13	5,945	6,339
Deutsche Bank AG	3.875%	8/18/14	3,750	3,924
Deutsche Bank AG	3.450%	3/30/15	1,250	1,280
Deutsche Bank AG	3.250%	1/11/16	3,450	3,452
Fifth Third Bancorp	6.250%	5/1/13	4,750	5,163
Fifth Third Bancorp	3.625%	1/25/16	150	150
First Horizon National Corp.	5.375%	12/15/15	3,375	3,530
First Tennessee Bank NA	5.050%	1/15/15	225	228
Goldman Sachs Capital II	5.793%	12/29/49	1,650	1,415
Goldman Sachs Group Inc.	3.625%	8/1/12	7,600	7,855
Goldman Sachs Group Inc.	5.450%	11/1/12	500	534
Goldman Sachs Group Inc.	5.250%	4/1/13	375	402

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Goldman Sachs Group Inc.	4.750%	7/15/13	400	426
Goldman Sachs Group Inc.	5.250%	10/15/13	12,825	13,842
Goldman Sachs Group Inc.	5.150%	1/15/14	1,000	1,081
Goldman Sachs Group Inc.	6.000%	5/1/14	3,850	4,255
Goldman Sachs Group Inc.	5.125%	1/15/15	1,425	1,532
Goldman Sachs Group Inc.	3.700%	8/1/15	2,875	2,912
Goldman Sachs Group Inc.	5.350%	1/15/16	2,000	2,150
Goldman Sachs Group Inc.	3.625%	2/7/16	300	299
Goldman Sachs Group Inc.	5.750%	10/1/16	1,000	1,092
HSBC Bank USA NA	4.625%	4/1/14	400	426
HSBC Holdings plc	5.250%	12/12/12	2,500	2,656
ICICI Bank Ltd.	6.625%	10/3/12	775	822
JPMorgan Chase & Co.	6.625%	3/15/12	200	212
JPMorgan Chase & Co.	5.375%	10/1/12	6,325	6,738
JPMorgan Chase & Co.	5.750%	1/2/13	464	497
JPMorgan Chase & Co.	4.750%	5/1/13	7,400	7,885
JPMorgan Chase & Co.	1.650%	9/30/13	1,625	1,622
JPMorgan Chase & Co.	4.875%	3/15/14	175	186
JPMorgan Chase & Co.	4.650%	6/1/14	2,014	2,155
JPMorgan Chase & Co.	5.125%	9/15/14	2,700	2,908
JPMorgan Chase & Co.	3.700%	1/20/15	8,925	9,204
JPMorgan Chase & Co.	4.750%	3/1/15	150	161
JPMorgan Chase & Co.	5.150%	10/1/15	375	404
JPMorgan Chase & Co.	2.600%	1/15/16	4,625	4,475
JPMorgan Chase & Co.	3.450%	3/1/16	1,525	1,531
KeyCorp	6.500%	5/14/13	3,440	3,763
KeyCorp	3.750%	8/13/15	2,100	2,125
Lloyds TSB Bank plc	4.875%	1/21/16	5,500	5,588
M&I Marshall & Ilsley Bank	4.850%	6/16/15	550	568
MBNA Corp.	5.000%	6/15/15	2,300	2,408
Mellon Capital IV	6.244%	6/29/49	100	92
Merrill Lynch & Co. Inc.	6.050%	8/15/12	5,100	5,439
Merrill Lynch & Co. Inc.	5.450%	2/5/13	3,550	3,777
Merrill Lynch & Co. Inc.	6.150%	4/25/13	1,700	1,837
Merrill Lynch & Co. Inc.	5.000%	1/15/15	775	823
Morgan Stanley	6.600%	4/1/12	4,125	4,377
Morgan Stanley	5.750%	8/31/12	1,600	1,702
Morgan Stanley	5.300%	3/1/13	7,785	8,284
Morgan Stanley	2.875%	1/24/14	2,150	2,161
Morgan Stanley	4.750%	4/1/14	4,800	5,005
Morgan Stanley	6.000%	5/13/14	550	601
Morgan Stanley	4.200%	11/20/14	250	259
Morgan Stanley	4.100%	1/26/15	2,775	2,845
Morgan Stanley	6.000%	4/28/15	2,925	3,196
Morgan Stanley	4.000%	7/24/15	6,425	6,554
Morgan Stanley	5.375%	10/15/15	1,725	1,833
Morgan Stanley	3.450%	11/2/15	1,000	985
National City Bank	4.625%	5/1/13	175	186
National City Preferred Capital Trust I	12.000%	12/31/49	600	681
Northern Trust Corp.	5.500%	8/15/13	1,000	1,099
PNC Funding Corp.	5.400%	6/10/14	850	934
PNC Funding Corp.	3.625%	2/8/15	4,750	4,914
PNC Funding Corp.	4.250%	9/21/15	600	630
Royal Bank of Canada	2.100%	7/29/13	5,025	5,132
Royal Bank of Scotland Group plc	5.000%	10/1/14	4,015	3,972

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Royal Bank of Scotland Group plc	5.050%	1/8/15	600	586
Royal Bank of Scotland plc	3.400%	8/23/13	250	254
Royal Bank of Scotland plc	4.875%	3/16/15	5,150	5,304
Royal Bank of Scotland plc	3.950%	9/21/15	1,725	1,714
State Street Corp.	4.300%	5/30/14	2,205	2,373
SunTrust Banks Inc.	5.250%	11/5/12	1,900	1,994
UBS AG	2.250%	8/12/13	1,725	1,740
UBS AG	2.250%	1/28/14	150	151
UBS AG	3.875%	1/15/15	5,925	6,090
US Bancorp	2.000%	6/14/13	2,800	2,841
US Bancorp	1.125%	10/30/13	825	815
US Bancorp	4.200%	5/15/14	225	241
US Bancorp	2.875%	11/20/14	325	332
US Bancorp	2.450%	7/27/15	2,325	2,296
US Bancorp	3.442%	2/1/16	2,250	2,247
US Bank NA	6.300%	2/4/14	150	167
US Bank NA	4.950%	10/30/14	360	391
US Bank NA	4.800%	4/15/15	600	647
Wachovia Bank NA	4.800%	11/1/14	950	1,020
Wachovia Bank NA	5.000%	8/15/15	500	534
Wachovia Corp.	5.500%	5/1/13	2,225	2,406
Wells Fargo & Co.	4.375%	1/31/13	8,425	8,913
Wells Fargo & Co.	4.950%	10/16/13	2,000	2,139
Wells Fargo & Co.	3.750%	10/1/14	11,725	12,251
Wells Fargo & Co.	5.000%	11/15/14	150	161
Wells Fargo & Co.	3.625%	4/15/15	1,150	1,191
Wells Fargo Bank NA	4.750%	2/9/15	500	529
1 Wells Fargo Capital XIII	7.700%	12/29/49	3,725	3,818
1 Wells Fargo Capital XV	9.750%	12/29/49	1,450	1,588
Westpac Banking Corp.	2.250%	11/19/12	3,775	3,845
Westpac Banking Corp.	2.100%	8/2/13	5,700	5,764
Westpac Banking Corp.	1.850%	12/9/13	975	980
Westpac Banking Corp.	4.200%	2/27/15	1,225	1,290
Westpac Banking Corp.	3.000%	8/4/15	1,625	1,627

Brokerage (0.7%)
BlackRock Inc.	2.250%	12/10/12	1,625	1,657
BlackRock Inc.	3.500%	12/10/14	950	995
Charles Schwab Corp.	4.950%	6/1/14	775	848
Franklin Resources Inc.	2.000%	5/20/13	175	178
Franklin Resources Inc.	3.125%	5/20/15	150	153
Jefferies Group Inc.	7.750%	3/15/12	750	793
Jefferies Group Inc.	5.875%	6/8/14	100	108
Jefferies Group Inc.	3.875%	11/9/15	100	100
Lazard Group LLC	7.125%	5/15/15	975	1,072
Nomura Holdings Inc.	5.000%	3/4/15	1,450	1,515
Nomura Holdings Inc.	4.125%	1/19/16	1,750	1,742
TD Ameritrade Holding Corp.	4.150%	12/1/14	700	729

Finance Companies (5.4%)
Block Financial LLC	7.875%	1/15/13	575	619
Block Financial LLC	5.125%	10/30/14	250	255
General Electric Capital Corp.	5.000%	4/10/12	925	968
General Electric Capital Corp.	6.000%	6/15/12	6,670	7,102
General Electric Capital Corp.	5.250%	10/19/12	705	751

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Electric Capital Corp.	2.800%	1/8/13	300	308
General Electric Capital Corp.	5.450%	1/15/13	22,900	24,599
General Electric Capital Corp.	4.800%	5/1/13	75	80
General Electric Capital Corp.	1.875%	9/16/13	2,250	2,254
General Electric Capital Corp.	5.900%	5/13/14	1,050	1,166
General Electric Capital Corp.	3.750%	11/14/14	2,500	2,617
General Electric Capital Corp.	3.500%	6/29/15	2,425	2,493
General Electric Capital Corp.	4.375%	9/21/15	2,000	2,111
General Electric Capital Corp.	2.250%	11/9/15	3,625	3,506
1 HSBC Finance Capital Trust IX	5.911%	11/30/15	1,100	1,046
HSBC Finance Corp.	7.000%	5/15/12	862	921
HSBC Finance Corp.	5.900%	6/19/12	3,650	3,855
HSBC Finance Corp.	6.375%	11/27/12	305	329
HSBC Finance Corp.	4.750%	7/15/13	1,850	1,969
HSBC Finance Corp.	5.250%	1/15/14	525	565
HSBC Finance Corp.	5.000%	6/30/15	6,450	6,901
HSBC Finance Corp.	5.500%	1/19/16	3,250	3,554
SLM Corp.	5.000%	10/1/13	4,025	4,189
SLM Corp.	5.375%	5/15/14	325	336
SLM Corp.	5.000%	4/15/15	875	871
SLM Corp.	6.250%	1/25/16	1,625	1,677

Insurance (4.6%)
ACE INA Holdings Inc.	5.875%	6/15/14	375	416
ACE INA Holdings Inc.	5.600%	5/15/15	750	831
ACE INA Holdings Inc.	2.600%	11/23/15	440	433
Aegon NV	4.625%	12/1/15	525	544
Aetna Inc.	5.750%	6/15/11	175	178
Aflac Inc.	3.450%	8/15/15	1,575	1,615
Allstate Corp.	5.000%	8/15/14	207	227
Allstate Life Global Funding Trusts	5.375%	4/30/13	3,672	3,976
American International Group Inc.	4.250%	5/15/13	950	989
American International Group Inc.	5.050%	10/1/15	4,575	4,771
AON Corp.	3.500%	9/30/15	400	402
Assurant Inc.	5.625%	2/15/14	350	372
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	630	654
Berkshire Hathaway Finance Corp.	4.750%	5/15/12	1,000	1,048
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	996	1,067
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	750	817
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,000	3,275
Berkshire Hathaway Inc.	2.125%	2/11/13	3,750	3,838
Berkshire Hathaway Inc.	3.200%	2/11/15	3,475	3,584
Chubb Corp.	5.200%	4/1/13	25	27
CNA Financial Corp.	5.850%	12/15/14	2,850	3,073
Coventry Health Care Inc.	6.300%	8/15/14	200	214
Genworth Financial Inc.	5.750%	6/15/14	635	657
Genworth Financial Inc.	4.950%	10/1/15	1,000	1,003
Hartford Financial Services Group Inc.	4.625%	7/15/13	250	262
Jefferson-Pilot Corp.	4.750%	1/30/14	525	555
Lincoln National Corp.	5.650%	8/27/12	175	186
Lincoln National Corp.	4.300%	6/15/15	400	417
Manulife Financial Corp.	3.400%	9/17/15	2,725	2,741
Marsh & McLennan Cos. Inc.	4.850%	2/15/13	400	414
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	175	187
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	750	810

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
MetLife Inc.	2.375%	2/6/14	2,200	2,222
MetLife Inc.	5.000%	6/15/15	600	649
Metropolitan Life Global Funding I	5.125%	6/10/14	100	109
Pricoa Global Funding I	5.625%	5/24/11	125	126
Principal Financial Group Inc.	7.875%	5/15/14	850	984
Principal Life Global Funding I	5.125%	10/15/13	175	187
Principal Life Income Funding Trusts	5.300%	4/24/13	3,075	3,320
Protective Life Secured Trusts	5.450%	9/28/12	150	159
Prudential Financial Inc.	5.800%	6/15/12	25	26
Prudential Financial Inc.	2.750%	1/14/13	225	230
Prudential Financial Inc.	5.150%	1/15/13	200	213
Prudential Financial Inc.	5.100%	9/20/14	4,075	4,409
Prudential Financial Inc.	6.200%	1/15/15	400	442
Prudential Financial Inc.	4.750%	9/17/15	1,450	1,554
Transatlantic Holdings Inc.	5.750%	12/14/15	725	763
Travelers Cos. Inc.	5.375%	6/15/12	50	53
Travelers Cos. Inc.	5.500%	12/1/15	1,350	1,504
UnitedHealth Group Inc.	4.875%	2/15/13	575	613
UnitedHealth Group Inc.	4.875%	4/1/13	500	533
UnitedHealth Group Inc.	4.875%	3/15/15	1,250	1,347
WellPoint Inc.	6.800%	8/1/12	4,200	4,534
WellPoint Inc.	6.000%	2/15/14	595	662
WellPoint Inc.	5.250%	1/15/16	500	549
Willis North America Inc.	5.625%	7/15/15	275	292

Other Finance (0.3%)
Brookfield Asset Management Inc.	7.125%	6/15/12	550	581
CME Group Inc.	5.750%	2/15/14	787	875
NASDAQ OMX Group Inc.	4.000%	1/15/15	225	229
NYSE Euronext	4.800%	6/28/13	600	644
ORIX Corp.	4.710%	4/27/15	1,250	1,274

Real Estate Investment Trusts (1.0%)
Boston Properties LP	5.625%	4/15/15	1,000	1,094
Brandywine Operating Partnership LP	7.500%	5/15/15	450	509
Digital Realty Trust LP	4.500%	7/15/15	500	516
Duke Realty LP	7.375%	2/15/15	850	970
ERP Operating LP	6.625%	3/15/12	1,500	1,579
ERP Operating LP	5.250%	9/15/14	100	109
HCP Inc.	6.450%	6/25/12	500	529
HCP Inc.	5.650%	12/15/13	100	110
HCP Inc.	2.700%	2/1/14	550	552
HCP Inc.	3.750%	2/1/16	1,175	1,185
Hospitality Properties Trust	6.750%	2/15/13	500	530
Hospitality Properties Trust	7.875%	8/15/14	150	169
Kilroy Realty LP	5.000%	11/3/15	125	126
Liberty Property LP	5.125%	3/2/15	600	643
ProLogis	7.625%	8/15/14	750	856
Regency Centers LP	5.250%	8/1/15	250	263
Simon Property Group LP	6.750%	5/15/14	545	619
Simon Property Group LP	4.200%	2/1/15	2,550	2,683
Simon Property Group LP	5.100%	6/15/15	175	191
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	900	878
				613,325

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Industrial (46.6%)
Basic Industry (4.2%)
Air Products & Chemicals Inc.	4.150%	2/1/13	100	104
Airgas Inc.	3.250%	10/1/15	950	943
Alcoa Inc.	5.375%	1/15/13	350	374
Alcoa Inc.	6.000%	7/15/13	2,350	2,574
ArcelorMittal	5.375%	6/1/13	4,300	4,587
ArcelorMittal	9.000%	2/15/15	1,225	1,470
ArcelorMittal	3.750%	8/5/15	1,425	1,438
ArcelorMittal USA Inc.	6.500%	4/15/14	250	275
Barrick Gold Financeco LLC	6.125%	9/15/13	1,155	1,285
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	5,025	5,564
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	450	478
Dow Chemical Co.	4.850%	8/15/12	1,800	1,897
Dow Chemical Co.	7.600%	5/15/14	1,700	1,977
Dow Chemical Co.	5.900%	2/15/15	2,350	2,612
Dow Chemical Co.	2.500%	2/15/16	1,375	1,328
Eastman Chemical Co.	3.000%	12/15/15	250	247
EI du Pont de Nemours & Co.	5.000%	7/15/13	1,475	1,601
EI du Pont de Nemours & Co.	4.875%	4/30/14	450	491
EI du Pont de Nemours & Co.	3.250%	1/15/15	3,200	3,316
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	375	391
International Paper Co.	7.400%	6/15/14	2,800	3,162
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	3,325	3,630
PPG Industries Inc.	5.750%	3/15/13	1,400	1,517
Praxair Inc.	6.375%	4/1/12	450	477
Praxair Inc.	1.750%	11/15/12	1,150	1,167
Praxair Inc.	5.250%	11/15/14	1,950	2,177
Rio Tinto Alcan Inc.	5.000%	6/1/15	700	761
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	3,475	3,830
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	1,625	1,966
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	800	769
Rohm and Haas Co.	5.600%	3/15/13	275	297
Teck Resources Ltd.	9.750%	5/15/14	403	492
Vale Canada Ltd.	5.700%	10/15/15	2,450	2,695
Vale Overseas Ltd.	6.250%	1/11/16	1,300	1,474
Xstrata Canada Corp.	6.000%	10/15/15	1,000	1,089

Capital Goods (4.6%)
3M Co.	4.375%	8/15/13	2,035	2,200
Bemis Co. Inc.	5.650%	8/1/14	800	873
Boeing Capital Corp.	3.250%	10/27/14	2,600	2,713
Boeing Co.	1.875%	11/20/12	1,740	1,770
Boeing Co.	3.500%	2/15/15	2,125	2,226
Caterpillar Financial Services Corp.	1.900%	12/17/12	150	153
Caterpillar Financial Services Corp.	2.000%	4/5/13	2,750	2,792
Caterpillar Financial Services Corp.	1.550%	12/20/13	100	100
Caterpillar Financial Services Corp.	6.125%	2/17/14	6,174	6,965
Cooper US Inc.	5.250%	11/15/12	25	27
Cooper US Inc.	5.450%	4/1/15	950	1,050
CRH America Inc.	5.300%	10/15/13	1,775	1,895
Deere & Co.	6.950%	4/25/14	125	144
Dover Corp.	4.875%	10/15/15	175	192
Eaton Corp.	5.750%	7/15/12	250	266
Eaton Corp.	4.900%	5/15/13	500	539

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Dynamics Corp.	5.250%	2/1/14	4,275	4,715
General Electric Co.	5.000%	2/1/13	9,525	10,196
Harsco Corp.	2.700%	10/15/15	300	294
Honeywell International Inc.	4.250%	3/1/13	1,925	2,050
Illinois Tool Works Inc.	5.150%	4/1/14	150	166
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	525	581
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	2,450	2,952
John Deere Capital Corp.	7.000%	3/15/12	5,205	5,553
John Deere Capital Corp.	5.250%	10/1/12	1,015	1,083
John Deere Capital Corp.	2.950%	3/9/15	2,150	2,202
Lockheed Martin Corp.	4.121%	3/14/13	300	318
Northrop Grumman Corp.	3.700%	8/1/14	225	235
Raytheon Co.	1.625%	10/15/15	200	191
Roper Industries Inc.	6.625%	8/15/13	1,375	1,526
Tyco International Finance SA	6.000%	11/15/13	350	390
Tyco International Finance SA	4.125%	10/15/14	2,925	3,108
Tyco International Finance SA	3.375%	10/15/15	200	205
United Technologies Corp.	4.875%	5/1/15	2,700	2,981
Vulcan Materials Co.	5.600%	11/30/12	1,050	1,099
Waste Management Inc.	6.375%	11/15/12	325	353
Waste Management Inc.	5.000%	3/15/14	100	108
Waste Management Inc.	6.375%	3/11/15	534	606

Communication (9.3%)
America Movil SAB de CV	5.500%	3/1/14	2,600	2,826
America Movil SAB de CV	3.625%	3/30/15	500	515
AT&T Inc.	4.950%	1/15/13	6,975	7,466
AT&T Inc.	6.700%	11/15/13	4,725	5,357
AT&T Inc.	4.850%	2/15/14	275	299
AT&T Inc.	5.100%	9/15/14	1,000	1,101
AT&T Inc.	2.500%	8/15/15	3,700	3,674
BellSouth Corp.	5.200%	9/15/14	200	220
British Telecommunications plc	5.150%	1/15/13	1,075	1,147
CBS Corp.	8.200%	5/15/14	400	470
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	8,100	8,946
CenturyLink Inc.	5.000%	2/15/15	300	315
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	2,480	2,812
Comcast Corp.	5.300%	1/15/14	5,600	6,114
Comcast Corp.	6.500%	1/15/15	250	283
COX Communications Inc.	4.625%	6/1/13	1,725	1,839
COX Communications Inc.	5.450%	12/15/14	1,675	1,848
Deutsche Telekom International Finance BV	5.250%	7/22/13	575	623
Deutsche Telekom International Finance BV	5.875%	8/20/13	146	161
Deutsche Telekom International Finance BV	4.875%	7/8/14	2,475	2,678
DIRECTV Holdings LLC	3.550%	3/15/15	2,150	2,193
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	4.750%	10/1/14	550	590
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	6.375%	6/15/15	775	798
Discovery Communications LLC	3.700%	6/1/15	2,400	2,489
France Telecom SA	4.375%	7/8/14	3,950	4,250
Juniper Networks Inc.	3.100%	3/15/16	300	299
McGraw-Hill Cos. Inc.	5.375%	11/15/12	200	211
NBCUniversal Media LLC	2.100%	4/1/14	1,100	1,093
NBCUniversal Media LLC	3.650%	4/30/15	375	385

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Cingular Wireless Services Inc.	8.125%	5/1/12	3,450	3,742
News America Inc.	5.300%	12/15/14	3,000	3,319
Qwest Corp.	8.875%	3/15/12	3,100	3,317
Reed Elsevier Capital Inc.	6.750%	8/1/11	91	93
Reed Elsevier Capital Inc.	7.750%	1/15/14	50	57
Rogers Communications Inc.	6.375%	3/1/14	5,775	6,490
RR Donnelley & Sons Co.	4.950%	4/1/14	2,000	2,086
RR Donnelley & Sons Co.	5.500%	5/15/15	150	156
TCI Communications Inc.	8.750%	8/1/15	125	153
Telecom Italia Capital SA	5.250%	11/15/13	230	241
Telecom Italia Capital SA	6.175%	6/18/14	5,650	6,017
Telecom Italia Capital SA	4.950%	9/30/14	150	154
Telecom Italia Capital SA	5.250%	10/1/15	1,000	1,018
Telefonica Emisiones SAU	2.582%	4/26/13	4,925	4,969
Telefonica Emisiones SAU	4.949%	1/15/15	250	264
Telefonica Emisiones SAU	3.729%	4/27/15	550	555
Telefonica Emisiones SAU	3.992%	2/16/16	1,575	1,578
Thomson Reuters Corp.	5.950%	7/15/13	1,350	1,494
Thomson Reuters Corp.	5.250%	8/15/13	145	159
Thomson Reuters Corp.	5.700%	10/1/14	1,950	2,182
Time Warner Cable Inc.	5.400%	7/2/12	3,367	3,563
Time Warner Cable Inc.	6.200%	7/1/13	2,225	2,464
Time Warner Cable Inc.	8.250%	2/14/14	1,500	1,754
Time Warner Cable Inc.	7.500%	4/1/14	475	547
Time Warner Cable Inc.	3.500%	2/1/15	425	436
Time Warner Entertainment Co. LP	8.875%	10/1/12	250	279
Verizon Communications Inc.	4.350%	2/15/13	175	186
Verizon Communications Inc.	5.250%	4/15/13	4,740	5,138
Verizon Communications Inc.	5.550%	2/15/16	1,600	1,785
Verizon Global Funding Corp.	6.875%	6/15/12	475	511
Verizon Global Funding Corp.	7.375%	9/1/12	250	274
Verizon New York Inc.	6.875%	4/1/12	4,250	4,520
Vodafone Group plc	4.150%	6/10/14	6,081	6,438
Vodafone Group plc	5.000%	9/15/15	500	544
Vodafone Group plc	3.375%	11/24/15	825	841
WPP Finance UK	8.000%	9/15/14	1,575	1,831

Consumer Cyclical (4.3%)
AutoZone Inc.	5.750%	1/15/15	100	110
AutoZone Inc.	5.500%	11/15/15	2,200	2,402
Best Buy Co. Inc.	6.750%	7/15/13	1,500	1,657
1 CVS Caremark Corp.	6.302%	6/1/12	1,050	1,041
CVS Caremark Corp.	3.250%	5/18/15	3,175	3,229
Daimler Finance North America LLC	6.500%	11/15/13	4,525	5,085
Darden Restaurants Inc.	5.625%	10/15/12	250	266
eBay Inc.	0.875%	10/15/13	425	421
eBay Inc.	1.625%	10/15/15	425	407
Harley-Davidson Funding Corp.	5.250%	12/15/12	175	184
Home Depot Inc.	5.250%	12/16/13	1,725	1,893
Johnson Controls Inc.	5.500%	1/15/16	1,200	1,334
Lowe’s Cos. Inc.	5.600%	9/15/12	1,000	1,072
Marriott International Inc.	5.625%	2/15/13	400	428
McDonald’s Corp.	4.300%	3/1/13	2,461	2,618
Nordstrom Inc.	6.750%	6/1/14	50	57
PACCAR Financial Corp.	1.950%	12/17/12	175	178

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PACCAR Inc.	6.875%	2/15/14	675	772
Staples Inc.	7.375%	10/1/12	150	164
Staples Inc.	9.750%	1/15/14	3,725	4,498
Target Corp.	5.875%	3/1/12	2,550	2,687
Time Warner Inc.	3.150%	7/15/15	3,475	3,526
Toll Brothers Finance Corp.	5.150%	5/15/15	250	257
Toyota Motor Credit Corp.	1.375%	8/12/13	4,225	4,237
Toyota Motor Credit Corp.	3.200%	6/17/15	750	773
Turner Broadcasting System Inc.	8.375%	7/1/13	1,650	1,895
Viacom Inc.	4.375%	9/15/14	2,400	2,571
Wal-Mart Stores Inc.	4.250%	4/15/13	950	1,015
Wal-Mart Stores Inc.	4.550%	5/1/13	4,700	5,050
Wal-Mart Stores Inc.	3.200%	5/15/14	1,525	1,598
Wal-Mart Stores Inc.	4.500%	7/1/15	1,200	1,304
Wal-Mart Stores Inc.	2.250%	7/8/15	625	623
Wal-Mart Stores Inc.	1.500%	10/25/15	825	794
Walgreen Co.	4.875%	8/1/13	700	761
Walt Disney Co.	6.375%	3/1/12	725	767
Walt Disney Co.	4.500%	12/15/13	3,575	3,887
Western Union Co.	6.500%	2/26/14	475	530
Yum! Brands Inc.	7.700%	7/1/12	150	162

Consumer Noncyclical (13.0%)
Abbott Laboratories	5.150%	11/30/12	2,875	3,090
Abbott Laboratories	2.700%	5/27/15	175	178
Altria Group Inc.	8.500%	11/10/13	2,500	2,936
Altria Group Inc.	4.125%	9/11/15	175	182
AmerisourceBergen Corp.	5.625%	9/15/12	25	27
AmerisourceBergen Corp.	5.875%	9/15/15	925	1,029
Amgen Inc.	4.850%	11/18/14	1,100	1,205
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	3,625	3,731
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	1,375	1,405
Anheuser-Busch InBev Worldwide Inc.	7.200%	1/15/14	150	171
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	2,925	3,103
AstraZeneca plc	5.400%	9/15/12	3,200	3,424
AstraZeneca plc	5.400%	6/1/14	375	419
Avon Products Inc.	5.625%	3/1/14	2,450	2,691
Baxter International Inc.	4.000%	3/1/14	333	354
Baxter International Inc.	4.625%	3/15/15	400	437
Biogen Idec Inc.	6.000%	3/1/13	25	27
Bottling Group LLC	6.950%	3/15/14	475	549
Bristol-Myers Squibb Co.	5.250%	8/15/13	600	658
Brown-Forman Corp.	2.500%	1/15/16	575	569
Bunge Ltd. Finance Corp.	5.875%	5/15/13	400	426
Bunge Ltd. Finance Corp.	5.350%	4/15/14	525	553
Campbell Soup Co.	3.375%	8/15/14	1,150	1,210
Cardinal Health Inc.	4.000%	6/15/15	325	336
CareFusion Corp.	5.125%	8/1/14	3,700	4,007
Celgene Corp.	2.450%	10/15/15	375	364
Church & Dwight Co. Inc.	3.350%	12/15/15	250	251
Clorox Co.	5.000%	3/1/13	3,000	3,189
Coca-Cola Co.	3.625%	3/15/14	850	901
Coca-Cola Co.	1.500%	11/15/15	600	573
Coca-Cola Enterprises Inc.	2.125%	9/15/15	1,200	1,165
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	4,450	5,169

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	1,885	2,031
Corn Products International Inc.	3.200%	11/1/15	125	125
Covidien International Finance SA	1.875%	6/15/13	2,500	2,527
Delhaize Group SA	5.875%	2/1/14	25	27
Diageo Capital plc	7.375%	1/15/14	3,475	4,002
Diageo Finance BV	5.500%	4/1/13	2,200	2,391
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	600	613
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	650	647
Eli Lilly & Co.	3.550%	3/6/12	3,600	3,709
Eli Lilly & Co.	4.200%	3/6/14	600	645
Express Scripts Inc.	5.250%	6/15/12	3,375	3,546
Express Scripts Inc.	6.250%	6/15/14	100	112
Fortune Brands Inc.	3.000%	6/1/12	2,775	2,821
Genentech Inc.	4.750%	7/15/15	375	409
General Mills Inc.	5.650%	9/10/12	150	160
General Mills Inc.	5.250%	8/15/13	3,175	3,463
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	6,833	7,382
Hasbro Inc.	6.125%	5/15/14	25	27
HJ Heinz Finance Co.	6.000%	3/15/12	1,023	1,078
Hormel Foods Corp.	6.625%	6/1/11	150	152
Hospira Inc.	5.900%	6/15/14	25	28
Johnson & Johnson	5.150%	8/15/12	725	772
Kellogg Co.	5.125%	12/3/12	2,090	2,236
Kimberly-Clark Corp.	4.875%	8/15/15	2,550	2,802
Koninklijke Philips Electronics NV	4.625%	3/11/13	75	80
Kraft Foods Inc.	5.625%	11/1/11	284	293
Kraft Foods Inc.	6.250%	6/1/12	5,585	5,946
Kraft Foods Inc.	6.000%	2/11/13	130	141
Kraft Foods Inc.	2.625%	5/8/13	1,150	1,181
Kraft Foods Inc.	5.250%	10/1/13	635	690
Kraft Foods Inc.	6.750%	2/19/14	125	142
Kroger Co.	6.750%	4/15/12	25	27
Kroger Co.	5.000%	4/15/13	875	938
Kroger Co.	7.500%	1/15/14	2,375	2,719
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,075	1,178
Life Technologies Corp.	4.400%	3/1/15	1,050	1,098
McKesson Corp.	6.500%	2/15/14	575	647
McKesson Corp.	3.250%	3/1/16	700	705
Medco Health Solutions Inc.	6.125%	3/15/13	900	978
Medco Health Solutions Inc.	7.250%	8/15/13	400	451
Medco Health Solutions Inc.	2.750%	9/15/15	1,525	1,514
Medtronic Inc.	4.500%	3/15/14	100	108
Medtronic Inc.	3.000%	3/15/15	2,300	2,365
Merck & Co. Inc.	5.300%	12/1/13	5,625	6,219
Merck & Co. Inc.	4.750%	3/1/15	550	601
Merck & Co. Inc.	4.000%	6/30/15	175	187
Merck & Co. Inc.	2.250%	1/15/16	100	98
Newell Rubbermaid Inc.	5.500%	4/15/13	1,150	1,238
Novartis Capital Corp.	1.900%	4/24/13	5,550	5,643
Novartis Capital Corp.	4.125%	2/10/14	1,525	1,632
Novartis Capital Corp.	2.900%	4/24/15	1,325	1,356
PepsiAmericas Inc.	4.875%	1/15/15	225	247
PepsiCo Inc.	5.150%	5/15/12	187	197
PepsiCo Inc.	4.650%	2/15/13	6,529	6,974
PepsiCo Inc.	3.750%	3/1/14	650	690

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PepsiCo Inc.	3.100%	1/15/15	3,850	4,001
Pfizer Inc.	4.450%	3/15/12	5,549	5,774
Pfizer Inc.	5.350%	3/15/15	5,950	6,656
Philip Morris International Inc.	4.875%	5/16/13	2,450	2,639
Philip Morris International Inc.	6.875%	3/17/14	2,800	3,226
Procter & Gamble Co.	1.375%	8/1/12	3,875	3,915
Procter & Gamble Co.	3.150%	9/1/15	3,275	3,395
Procter & Gamble Co.	4.850%	12/15/15	500	553
Reynolds American Inc.	7.250%	6/1/13	1,575	1,748
Safeway Inc.	5.800%	8/15/12	2,350	2,504
Safeway Inc.	6.250%	3/15/14	100	110
Sara Lee Corp.	2.750%	9/15/15	675	669
St. Jude Medical Inc.	2.200%	9/15/13	450	457
St. Jude Medical Inc.	3.750%	7/15/14	50	53
St. Jude Medical Inc.	2.500%	1/15/16	975	961
Stryker Corp.	3.000%	1/15/15	1,375	1,410
Sysco Corp.	4.200%	2/12/13	75	79
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	400	405
Teva Pharmaceutical Finance III LLC	1.500%	6/15/12	2,400	2,417
Thermo Fisher Scientific Inc.	2.050%	2/21/14	350	354
Thermo Fisher Scientific Inc.	3.250%	11/20/14	150	154
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,375	1,408
Thermo Fisher Scientific Inc.	3.200%	3/1/16	500	507
Unilever Capital Corp.	3.650%	2/15/14	300	317
UST LLC	6.625%	7/15/12	750	800
Whirlpool Corp.	5.500%	3/1/13	550	583
Wyeth	5.500%	3/15/13	50	54
Wyeth	5.500%	2/1/14	1,305	1,449
Wyeth	5.500%	2/15/16	2,500	2,808

Energy (5.4%)
Anadarko Petroleum Corp.	5.750%	6/15/14	560	615
Apache Corp.	5.250%	4/15/13	895	970
Apache Corp.	6.000%	9/15/13	1,450	1,611
Baker Hughes Inc.	6.500%	11/15/13	1,200	1,358
BP Capital Markets plc	3.125%	3/10/12	4,600	4,710
BP Capital Markets plc	5.250%	11/7/13	3,700	4,031
BP Capital Markets plc	3.625%	5/8/14	1,025	1,072
BP Capital Markets plc	3.875%	3/10/15	3,075	3,226
BP Capital Markets plc	3.125%	10/1/15	2,050	2,075
Canadian Natural Resources Ltd.	5.150%	2/1/13	2,500	2,668
Canadian Natural Resources Ltd.	4.900%	12/1/14	400	435
Cenovus Energy Inc.	4.500%	9/15/14	2,750	2,957
Chevron Corp.	3.450%	3/3/12	400	412
Chevron Corp.	3.950%	3/3/14	6,325	6,765
ConocoPhillips	4.750%	2/1/14	2,075	2,263
ConocoPhillips	4.600%	1/15/15	3,625	3,956
Devon Energy Corp.	5.625%	1/15/14	150	167
Diamond Offshore Drilling Inc.	5.150%	9/1/14	750	817
EnCana Holdings Finance Corp.	5.800%	5/1/14	2,450	2,721
EOG Resources Inc.	2.950%	6/1/15	1,125	1,136
Husky Energy Inc.	5.900%	6/15/14	3,100	3,432
Murphy Oil Corp.	6.375%	5/1/12	250	264
Nexen Inc.	5.050%	11/20/13	2,675	2,850

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Noble Holding International Ltd.	3.450%	8/1/15	800	817
Noble Holding International Ltd.	3.050%	3/1/16	1,000	994
Occidental Petroleum Corp.	7.000%	11/1/13	825	947
Occidental Petroleum Corp.	1.450%	12/13/13	1,250	1,252
Occidental Petroleum Corp.	2.500%	2/1/16	800	792
Shell International Finance BV	1.875%	3/25/13	3,450	3,520
Shell International Finance BV	4.000%	3/21/14	4,425	4,730
Shell International Finance BV	3.100%	6/28/15	400	411
Shell International Finance BV	3.250%	9/22/15	775	801
Statoil ASA	3.875%	4/15/14	500	531
Statoil ASA	2.900%	10/15/14	1,350	1,399
Sunoco Inc.	9.625%	4/15/15	500	600
Total Capital Canada Ltd.	1.625%	1/28/14	1,000	1,002
Total Capital SA	3.000%	6/24/15	2,475	2,519
Total Capital SA	3.125%	10/2/15	100	102
Transocean Inc.	5.250%	3/15/13	550	584
Transocean Inc.	4.950%	11/15/15	295	312
Valero Energy Corp.	6.875%	4/15/12	950	1,009
Valero Energy Corp.	4.750%	6/15/13	775	824
Weatherford International Inc.	5.950%	6/15/12	1,605	1,697

Other Industrial (0.0%)
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	2.900%	10/15/14	175	182

Technology (5.0%)
Adobe Systems Inc.	3.250%	2/1/15	2,250	2,298
Agilent Technologies Inc.	4.450%	9/14/12	25	26
Agilent Technologies Inc.	5.500%	9/14/15	900	977
Arrow Electronics Inc.	3.375%	11/1/15	500	494
Broadcom Corp.	1.500%	11/1/13	500	493
Cisco Systems Inc.	2.900%	11/17/14	2,350	2,441
Computer Sciences Corp.	5.500%	3/15/13	1,700	1,819
Dell Inc.	3.375%	6/15/12	1,125	1,160
Dell Inc.	1.400%	9/10/13	475	476
Dell Inc.	2.300%	9/10/15	3,700	3,638
Dun & Bradstreet Corp.	6.000%	4/1/13	50	54
Dun & Bradstreet Corp.	2.875%	11/15/15	625	613
Fiserv Inc.	6.125%	11/20/12	3,102	3,338
Harris Corp.	5.000%	10/1/15	200	212
Hewlett-Packard Co.	5.250%	3/1/12	2,925	3,059
Hewlett-Packard Co.	4.500%	3/1/13	3,000	3,197
Hewlett-Packard Co.	1.250%	9/13/13	1,350	1,347
Hewlett-Packard Co.	6.125%	3/1/14	2,768	3,106
Hewlett-Packard Co.	2.125%	9/13/15	1,850	1,818
Hewlett-Packard Co.	2.200%	12/1/15	375	368
HP Enterprise Services LLC	6.000%	8/1/13	425	471
IBM International Group Capital LLC	5.050%	10/22/12	4,990	5,330
International Business Machines Corp.	4.750%	11/29/12	125	133
International Business Machines Corp.	2.100%	5/6/13	2,125	2,172
International Business Machines Corp.	1.000%	8/5/13	3,700	3,694
International Business Machines Corp.	6.500%	10/15/13	925	1,048
International Business Machines Corp.	2.000%	1/5/16	775	754
Intuit Inc.	5.400%	3/15/12	175	183
Lexmark International Inc.	5.900%	6/1/13	150	160

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Maxim Integrated Products Inc.	3.450%	6/14/13	150	153
Microsoft Corp.	0.875%	9/27/13	300	298
Microsoft Corp.	2.950%	6/1/14	2,450	2,553
Microsoft Corp.	1.625%	9/25/15	450	438
Microsoft Corp.	2.500%	2/8/16	3,200	3,203
Oracle Corp.	4.950%	4/15/13	1,175	1,268
Oracle Corp.	3.750%	7/8/14	4,180	4,448
Oracle Corp.	5.250%	1/15/16	2,700	3,010
Pitney Bowes Inc.	4.875%	8/15/14	1,800	1,894
Pitney Bowes Inc.	4.750%	1/15/16	500	521
Symantec Corp.	2.750%	9/15/15	1,000	974
Tyco Electronics Group SA	6.000%	10/1/12	277	296
Xerox Corp.	5.500%	5/15/12	5,250	5,523
Xerox Corp.	5.650%	5/15/13	125	135
Xerox Corp.	4.250%	2/15/15	525	554

Transportation (0.8%)
Burlington Northern Santa Fe LLC	5.900%	7/1/12	100	107
Burlington Northern Santa Fe LLC	7.000%	2/1/14	750	859
Canadian National Railway Co.	4.400%	3/15/13	1,000	1,067
CSX Corp.	6.750%	3/15/11	900	902
CSX Corp.	6.250%	4/1/15	2,725	3,100
JB Hunt Transport Services Inc.	3.375%	9/15/15	300	298
Ryder System Inc.	6.000%	3/1/13	150	162
Ryder System Inc.	5.850%	3/1/14	500	549
Ryder System Inc.	3.150%	3/2/15	525	532
Ryder System Inc.	7.200%	9/1/15	325	378
Union Pacific Corp.	6.500%	4/15/12	60	64
Union Pacific Corp.	5.450%	1/31/13	900	972
Union Pacific Corp.	7.000%	2/1/16	550	646
United Parcel Service Inc.	4.500%	1/15/13	500	533
United Parcel Service Inc.	3.875%	4/1/14	1,100	1,178
				652,435
Utilities (7.2%)
Electric (5.3%)
Alabama Power Co.	4.850%	12/15/12	200	214
Allegheny Energy Supply Co. LLC	8.250%	4/15/12	200	214
Ameren Corp.	8.875%	5/15/14	525	604
Appalachian Power Co.	5.650%	8/15/12	50	53
Appalachian Power Co.	3.400%	5/24/15	600	611
Carolina Power & Light Co.	6.500%	7/15/12	4,300	4,616
Carolina Power & Light Co.	5.125%	9/15/13	75	82
Carolina Power & Light Co.	5.150%	4/1/15	237	260
Cleveland Electric Illuminating Co.	5.650%	12/15/13	75	82
Commonwealth Edison Co.	6.150%	3/15/12	350	369
Commonwealth Edison Co.	1.625%	1/15/14	425	424
Commonwealth Edison Co.	4.700%	4/15/15	600	646
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	900	959
Consolidated Natural Gas Co.	5.000%	12/1/14	225	246
Constellation Energy Group Inc.	4.550%	6/15/15	525	549
Consumers Energy Co.	5.375%	4/15/13	50	54
Dayton Power & Light Co.	5.125%	10/1/13	710	779
Dominion Resources Inc.	5.700%	9/17/12	2,100	2,245
Dominion Resources Inc.	5.000%	3/15/13	200	214
Dominion Resources Inc.	5.150%	7/15/15	1,000	1,097

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Duke Energy Corp.	6.300%	2/1/14	2,400	2,689
Duke Energy Corp.	3.950%	9/15/14	1,975	2,082
Duke Energy Corp.	3.350%	4/1/15	2,850	2,927
Exelon Corp.	4.900%	6/15/15	2,650	2,818
FirstEnergy Solutions Corp.	4.800%	2/15/15	2,450	2,583
Great Plains Energy Inc.	2.750%	8/15/13	325	330
Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	50	50
KCP&L Greater Missouri Operations Co.	11.875%	7/1/12	175	196
Kentucky Utilities Co.	1.625%	11/1/15	350	336
LG&E and KU Energy LLC	2.125%	11/15/15	425	408
Louisville Gas & Electric Co.	1.625%	11/15/15	200	192
MidAmerican Energy Co.	5.650%	7/15/12	75	80
Midamerican Energy Holdings Co.	3.150%	7/15/12	475	487
Midamerican Energy Holdings Co.	5.875%	10/1/12	1,650	1,768
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	2,475	2,637
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	2,625	2,879
National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	400	404
Nevada Power Co.	8.250%	6/1/11	75	76
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	375	383
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	1,950	2,331
Niagara Mohawk Power Corp.	3.553%	10/1/14	50	52
Northeast Utilities	7.250%	4/1/12	125	133
Northeast Utilities	5.650%	6/1/13	25	27
Northern States Power Co.	8.000%	8/28/12	840	926
Northern States Power Co.	1.950%	8/15/15	125	122
NSTAR Electric Co.	4.875%	10/15/12	50	53
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	525	576
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	2,100	2,369
Pacific Gas & Electric Co.	4.200%	3/1/11	875	875
Pacific Gas & Electric Co.	6.250%	12/1/13	310	346
Pacific Gas & Electric Co.	4.800%	3/1/14	2,450	2,659
Peco Energy Co.	5.000%	10/1/14	25	28
Pepco Holdings Inc.	2.700%	10/1/15	500	495
PG&E Corp.	5.750%	4/1/14	50	55
PPL Energy Supply LLC	6.300%	7/15/13	1,650	1,815
PPL Energy Supply LLC	5.400%	8/15/14	75	81
Progress Energy Inc.	6.850%	4/15/12	400	425
Progress Energy Inc.	6.050%	3/15/14	1,050	1,170
PSEG Power LLC	2.500%	4/15/13	1,750	1,782
PSEG Power LLC	5.000%	4/1/14	100	107
PSEG Power LLC	5.500%	12/1/15	975	1,074
Public Service Co. of Colorado	7.875%	10/1/12	2,665	2,954
Public Service Electric & Gas Co.	5.125%	9/1/12	3,500	3,707
Public Service Electric & Gas Co.	2.700%	5/1/15	150	151
San Diego Gas & Electric Co.	5.300%	11/15/15	300	337
Southern California Edison Co.	5.750%	3/15/14	75	84
Southern California Edison Co.	4.150%	9/15/14	1,089	1,163
Southern California Edison Co.	4.650%	4/1/15	600	653
Southern Co.	4.150%	5/15/14	1,141	1,209
Southern Co.	2.375%	9/15/15	4,450	4,404
Southern Power Co.	6.250%	7/15/12	250	267
Southern Power Co.	4.875%	7/15/15	200	216
TransAlta Corp.	4.750%	1/15/15	1,600	1,692
Virginia Electric and Power Co.	5.100%	11/30/12	1,300	1,391

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Natural Gas (1.9%)
Atmos Energy Corp.	5.125%	1/15/13	300	315
Atmos Energy Corp.	4.950%	10/15/14	105	112
DCP Midstream Operating LP	3.250%	10/1/15	200	197
Enbridge Inc.	5.800%	6/15/14	325	361
Energy Transfer Partners LP	5.650%	8/1/12	1,650	1,748
Energy Transfer Partners LP	6.000%	7/1/13	340	370
Energy Transfer Partners LP	5.950%	2/1/15	800	880
Enterprise Products Operating LLC	4.600%	8/1/12	100	105
Enterprise Products Operating LLC	6.375%	2/1/13	100	109
Enterprise Products Operating LLC	9.750%	1/31/14	425	513
Enterprise Products Operating LLC	5.600%	10/15/14	1,725	1,908
Enterprise Products Operating LLC	5.000%	3/1/15	206	222
Enterprise Products Operating LLC	3.700%	6/1/15	1,300	1,341
Kinder Morgan Energy Partners LP	5.850%	9/15/12	300	320
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,550	1,680
Kinder Morgan Energy Partners LP	3.500%	3/1/16	1,150	1,158
Nisource Finance Corp.	6.150%	3/1/13	3,675	3,991
Nisource Finance Corp.	5.400%	7/15/14	600	655
Oneok Inc.	5.200%	6/15/15	225	242
ONEOK Partners LP	5.900%	4/1/12	150	157
ONEOK Partners LP	3.250%	2/1/16	1,225	1,220
Plains All American Pipeline LP / PAA
Finance Corp.	4.250%	9/1/12	3,000	3,127
Questar Corp.	2.750%	2/1/16	275	274
Spectra Energy Capital LLC	6.250%	2/15/13	1,725	1,874
Texas Gas Transmission LLC	4.600%	6/1/15	175	185
TransCanada PipeLines Ltd.	4.000%	6/15/13	425	451
TransCanada PipeLines Ltd.	3.400%	6/1/15	1,500	1,545
Williams Partners LP	3.800%	2/15/15	2,000	2,072
				100,504
Total Corporate Bonds (Cost $1,353,463)				1,366,264

			Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
2 Vanguard Market Liquidity Fund (Cost $4,099)	0.213%		4,099,178	4,099
Total Investments (99.3%) (Cost $1,376,624)				1,389,423
Other Assets and Liabilities (0.7%)
Other Assets				47,330
Liabilities				(37,636)
				9,694
Net Assets (100%)				1,399,117

Short-Term Corporate Bond Index Fund

At February 28, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	1,386,402
Undistributed Net Investment Income	97
Accumulated Net Realized Losses	(181)
Unrealized Appreciation (Depreciation)	12,799
Net Assets	1,399,117

Signal Shares—Net Assets
Applicable to 68,384 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,442
Net Asset Value Per Share—Signal Shares	$21.09

Institutional Shares—Net Assets
Applicable to 5,850,594 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	151,033
Net Asset Value Per Share—Institutional Shares	$25.82

ETF Shares—Net Assets
Applicable to 16,100,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,246,642
Net Asset Value Per Share—ETF Shares	$77.43

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2011
($000)
Investment Income
Income
Interest[1]	13,806
Total Income	13,806
Expenses
The Vanguard Group—Note B
Investment Advisory Services	30
Management and Administrative—Signal Shares	—
Management and Administrative—Institutional Shares	36
Management and Administrative—ETF Shares	512
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	22
Marketing and Distribution—ETF Shares	126
Custodian Fees	1
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	21
Trustees’ Fees and Expenses	1
Total Expenses	749
Net Investment Income	13,057
Realized Net Gain (Loss)
Investment Securities Sold	960
Futures Contracts	(383)
Realized Net Gain (Loss)	577
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(3,791)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,843
1 Interest income from an affiliated company of the fund was $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

		November 19,
	Six Months Ended	2009[1] to
	February 28,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,057	7,757
Realized Net Gain (Loss)	577	535
Change in Unrealized Appreciation (Depreciation)	(3,791)	16,590
Net Increase (Decrease) in Net Assets Resulting from Operations	9,843	24,882
Distributions
Net Investment Income
Signal Shares	(5)	—
Institutional Shares	(1,706)	(1,442)
ETF Shares	(11,182)	(6,382)
Realized Capital Gain[2]
Signal Shares	—	—
Institutional Shares	(127)	—
ETF Shares	(800)	—
Total Distributions	(13,820)	(7,824)
Capital Share Transactions
Signal Shares	1,437	—
Institutional Shares	17,557	130,482
ETF Shares	543,210	693,350
Net Increase (Decrease) from Capital Share Transactions	562,204	823,832
Total Increase (Decrease)	558,227	840,890
Net Assets
Beginning of Period	840,890	—
End of Period[3]	1,399,117	840,890

1 Inception.
2 Includes fiscal 2011 short-term gain distributions totaling $927,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $97,000 and ($67,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

Signal Shares

November 18, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$21.21
Investment Operations
Net Investment Income	.141
Net Realized and Unrealized Gain (Loss) on Investments	(.081)
Total from Investment Operations	.060
Distributions
Dividends from Net Investment Income	(.162)
Distributions from Realized Capital Gains	(.018)
Total Distributions	(.180)
Net Asset Value, End of Period	$21.09

Total Return[2]	0.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1
Ratio of Total Expenses to Average Net Assets	0.15%
Ratio of Net Investment Income to Average Net Assets	2.45%
Portfolio Turnover Rate[3]	57%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares

	Six Months	Nov. 19,
	Ended	2009[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$25.90	$25.02
Investment Operations
Net Investment Income	.311	.453
Net Realized and Unrealized Gain (Loss) on Investments	(.061)	.882
Total from Investment Operations	.250	1.335
Distributions
Dividends from Net Investment Income	(.308)	(.455)
Distributions from Realized Capital Gains	(.022)	—
Total Distributions	(.330)	(.455)
Net Asset Value, End of Period	$25.82	$25.90

Total Return[2]	0.97%	5.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$151	$134
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[3]
Ratio of Net Investment Income to Average Net Assets	2.51%	2.62%[3]
Portfolio Turnover Rate[4]	57%	68%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Total returns do not include account transaction that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares

	Six Months	Nov. 19,
	Ended	2009[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$77.68	$75.05
Investment Operations
Net Investment Income	.910	1.334
Net Realized and Unrealized Gain (Loss) on Investments	(.197)	2.636
Total from Investment Operations	.713	3.970
Distributions
Dividends from Net Investment Income	(.898)	(1.340)
Distributions from Realized Capital Gains	(.065)	—
Total Distributions	(.963)	(1.340)
Net Asset Value, End of Period	$77.43	$77.68

Total Return	0.92%	5.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,247	$707
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.45%	2.56%[2]
Portfolio Turnover Rate[3]	57%	68%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Signal Shares were first issued on November 18, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2010, and for the period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Short-Term Corporate Bond Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $204,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	19,060	—
Corporate Bonds	—	1,366,264	—
Temporary Cash Investments	4,099	—	—
Total	4,099	1,385,324	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2011, the fund realized $362,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Short-Term Corporate Bond Index Fund

At February 28, 2011, the cost of investment securities for tax purposes was $1,376,690,000. Net unrealized appreciation of investment securities for tax purposes was $12,733,000, consisting of unrealized gains of $14,819,000 on securities that had risen in value since their purchase and $2,086,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2011, the fund purchased $727,791,000 of investment securities and sold $174,488,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $159,875,000 and $147,734,000, respectively.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Inception[1] to
	February 28, 2011		August 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued[2]	1,432	68	—	—
Issued in Lieu of Cash Distributions	5	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—Signal Shares	1,437	68	—	—
Institutional Shares
Issued[2]	16,724	644	132,040	5,234
Issued in Lieu of Cash Distributions	1,833	71	1,442	57
Redeemed	(1,000)	(38)	(3,000)	(117)
Net Increase (Decrease)—Institutional Shares	17,557	677	130,482	5,174
ETF Shares
Issued[2]	566,360	7,300	693,350	9,100
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(23,150)	(300)	—	—
Net Increase (Decrease)—ETF Shares	543,210	7,000	693,350	9,100

1 Inception was November 19, 2009, for ETF Shares and Institutional Shares, and November 18, 2010, for Signal Shares.
2 Includes purchase fees for fiscal 2011 and 2010 of $47,000 and $178,000, respectively (fund total).

G. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Intermediate-Term Corporate Bond Index Fund

Fund Profile
As of February 28, 2011

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VICSX	VICBX	VCIT
Expense Ratio[1]	0.15%	0.09%	0.15%
30-Day SEC Yield	4.24%	4.30%	4.24%

Financial Attributes
		Barclays	Barclays
		5–10 Year	Aggregate
		Corporate	Float Adj
	Fund	Index	Index
Number of Bonds	596	1,297	7,976
Yield to Maturity
(before expenses)	4.3%	4.4%	3.0%
Average Coupon	5.9%	5.9%	4.2%
Average Duration	6.2 years	6.2 years	5.1 years
Average Effective
Maturity	7.5 years	7.5 years	7.2 years
Short-Term
Reserves	0.6%	—	—

Sector Diversification (% of portfolio)
Finance			36.9%
Industrial			51.5
Treasury/Agency			0.2
Utilities			11.0
Other			0.4

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.5%
1 - 3 Years	0.8
3 - 5 Years	0.5
5 - 10 Years	98.1
10 - 20 Years	0.1

Distribution by Credit Quality (% of portfolio)
Aaa	1.3%
Aa	13.2
A	43.3
Baa	42.2
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 28, 2010, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2011, the annualized expense ratios were 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares.

Intermediate-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2011

		Barclays
		5–10 Year
		Corporate
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	11.30%	11.41%
2011	0.31	0.70
Note: For 2011, performance data reflect the six months ended February 28, 2011.

Average Annual Total Returns: Periods Ended December 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	3/2/2010	—	3.79%	4.23%	8.02%
Fee-Adjusted Returns		—			7.48%
Institutional Shares	11/19/2009	10.74%	4.57	4.85	9.42
Fee-Adjusted Returns		10.19			8.93
ETF Shares	11/19/2009
Market Price		9.88			9.36
Net Asset Value		10.65			9.34

Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases; the fee does not apply to the ETF Shares. In the final table, non-adjusted returns are shown along with the fee-adjusted returns.
See Financial Highlights for dividend and capital gains information.

Intermediate-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.9%)
U.S. Government Securities (0.9%)
United States Treasury Note/Bond	4.000%	2/15/14	140	152
United States Treasury Note/Bond	1.875%	2/28/14	135	138
United States Treasury Note/Bond	4.000%	2/15/15	130	142
United States Treasury Note/Bond	1.250%	8/31/15	60	58
United States Treasury Note/Bond	2.000%	1/31/16	125	124
United States Treasury Note/Bond	2.125%	2/29/16	2,275	2,274
United States Treasury Note/Bond	2.375%	3/31/16	50	51
United States Treasury Note/Bond	3.000%	9/30/16	55	57
United States Treasury Note/Bond	2.625%	1/31/18	150	148
United States Treasury Note/Bond	3.625%	2/15/21	350	356
Total U.S. Government and Agency Obligations (Cost $3,498)				3,500
Corporate Bonds (97.8%)
Finance (36.3%)
Banking (23.7%)
American Express Co.	7.000%	3/19/18	2,750	3,221
American Express Co.	8.125%	5/20/19	325	405
1 American Express Co.	6.800%	9/1/66	400	406
Bank of America Corp.	5.420%	3/15/17	500	514
Bank of America Corp.	5.750%	12/1/17	475	505
Bank of America Corp.	5.650%	5/1/18	5,525	5,826
Bank of America Corp.	5.625%	7/1/20	1,975	2,049
Bank of America Corp.	5.875%	1/5/21	200	212
Bank of America NA	5.300%	3/15/17	3,100	3,229
Bank of New York Mellon Corp.	4.600%	1/15/20	825	855
Bank of Nova Scotia	4.375%	1/13/21	275	274
Barclays Bank plc	5.000%	9/22/16	1,350	1,437
Barclays Bank plc	6.750%	5/22/19	425	478
Barclays Bank plc	5.140%	10/14/20	1,425	1,350
BB&T Corp.	3.200%	3/15/16	300	300
BB&T Corp.	3.950%	4/29/16	650	673
BB&T Corp.	6.850%	4/30/19	150	174
Bear Stearns Cos. LLC	5.550%	1/22/17	75	80
Bear Stearns Cos. LLC	6.400%	10/2/17	3,225	3,646
Bear Stearns Cos. LLC	7.250%	2/1/18	475	557
BNP Paribas	5.000%	1/15/21	850	859
Capital One Bank USA NA	8.800%	7/15/19	425	537
Capital One Financial Corp.	6.150%	9/1/16	1,925	2,107
Capital One Financial Corp.	6.750%	9/15/17	150	173

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Citigroup Inc.	5.850%	8/2/16	525	573
Citigroup Inc.	5.500%	2/15/17	700	731
Citigroup Inc.	6.000%	8/15/17	425	463
Citigroup Inc.	6.125%	11/21/17	1,425	1,563
Citigroup Inc.	6.125%	5/15/18	3,300	3,602
Citigroup Inc.	5.375%	8/9/20	550	569
Comerica Bank	5.200%	8/22/17	150	159
Compass Bank	6.400%	10/1/17	400	422
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands	4.500%	1/11/21	475	477
Credit Suisse	6.000%	2/15/18	650	694
Credit Suisse	5.300%	8/13/19	400	419
Credit Suisse	4.375%	8/5/20	650	631
Credit Suisse AG	5.400%	1/14/20	1,875	1,884
1 Credit Suisse AG/Guernsey	5.860%	5/15/49	400	387
Deutsche Bank AG	6.000%	9/1/17	1,350	1,507
Discover Bank	8.700%	11/18/19	900	1,077
Fifth Third Bancorp	5.450%	1/15/17	900	944
1 Fifth Third Capital Trust IV	6.500%	4/15/37	125	122
First Niagara Financial Group Inc.	6.750%	3/19/20	100	107
Goldman Sachs Group Inc.	5.625%	1/15/17	1,075	1,135
Goldman Sachs Group Inc.	5.950%	1/18/18	1,050	1,131
Goldman Sachs Group Inc.	6.150%	4/1/18	2,350	2,575
Goldman Sachs Group Inc.	7.500%	2/15/19	885	1,031
Goldman Sachs Group Inc.	5.375%	3/15/20	325	333
Goldman Sachs Group Inc.	6.000%	6/15/20	2,600	2,788
HSBC Bank USA NA	6.000%	8/9/17	625	682
HSBC Bank USA NA	4.875%	8/24/20	225	220
Huntington BancShares Inc.	7.000%	12/15/20	100	109
JPMorgan Chase & Co.	3.700%	1/20/15	50	52
JPMorgan Chase & Co.	3.450%	3/1/16	250	251
JPMorgan Chase & Co.	6.125%	6/27/17	725	797
JPMorgan Chase & Co.	6.000%	1/15/18	750	832
JPMorgan Chase & Co.	6.300%	4/23/19	2,100	2,361
JPMorgan Chase & Co.	4.400%	7/22/20	700	683
JPMorgan Chase & Co.	4.250%	10/15/20	250	241
JPMorgan Chase Bank NA	5.875%	6/13/16	200	222
JPMorgan Chase Bank NA	6.000%	10/1/17	1,585	1,749
Lloyds TSB Bank plc	6.375%	1/21/21	1,050	1,078
Merrill Lynch & Co. Inc.	6.050%	5/16/16	590	626
Merrill Lynch & Co. Inc.	5.700%	5/2/17	400	417
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,875	2,106
Merrill Lynch & Co. Inc.	6.875%	11/15/18	400	451
Morgan Stanley	5.450%	1/9/17	5,025	5,280
Morgan Stanley	5.550%	4/27/17	900	947
Morgan Stanley	5.950%	12/28/17	175	187
Morgan Stanley	6.625%	4/1/18	525	578
Morgan Stanley	7.300%	5/13/19	350	397
Morgan Stanley	5.625%	9/23/19	290	296
Morgan Stanley	5.500%	1/26/20	1,425	1,440
Morgan Stanley	5.500%	7/24/20	425	430
Morgan Stanley	5.750%	1/25/21	1,875	1,920
National City Corp.	6.875%	5/15/19	1,450	1,674
Northern Trust Corp.	3.450%	11/4/20	300	286
PNC Funding Corp.	5.125%	2/8/20	950	1,003

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Royal Bank of Scotland Group plc	6.400%	10/21/19	2,525	2,577
Royal Bank of Scotland plc	5.625%	8/24/20	75	74
State Street Corp.	4.956%	3/15/18	475	486
SunTrust Banks Inc.	6.000%	9/11/17	100	107
UBS AG	5.875%	7/15/16	500	539
UBS AG	5.875%	12/20/17	1,550	1,709
UBS AG	5.750%	4/25/18	200	216
UBS AG	4.875%	8/4/20	1,925	1,927
Wachovia Corp.	5.625%	10/15/16	1,150	1,256
Wells Fargo & Co.	3.676%	6/15/16	850	864
Wells Fargo & Co.	5.625%	12/11/17	3,325	3,676
Westpac Banking Corp.	4.875%	11/19/19	1,175	1,222

Brokerage (1.0%)
1 Ameriprise Financial Inc.	7.518%	6/1/66	350	373
BlackRock Inc.	6.250%	9/15/17	200	230
BlackRock Inc.	5.000%	12/10/19	750	790
Charles Schwab Corp.	4.450%	7/22/20	1,200	1,214
Jefferies Group Inc.	8.500%	7/15/19	530	625
Lazard Group LLC	6.850%	6/15/17	200	212
Nomura Holdings Inc.	6.700%	3/4/20	775	834

Finance Companies (3.0%)
Discover Financial Services	6.450%	6/12/17	100	108
Discover Financial Services	10.250%	7/15/19	300	386
1 GE Capital Trust I	6.375%	11/15/67	800	819
General Electric Capital Corp.	5.625%	9/15/17	1,815	1,986
General Electric Capital Corp.	5.625%	5/1/18	1,820	1,979
General Electric Capital Corp.	6.000%	8/7/19	1,200	1,325
General Electric Capital Corp.	5.550%	5/4/20	250	265
General Electric Capital Corp.	4.375%	9/16/20	550	535
General Electric Capital Corp.	4.625%	1/7/21	975	968
General Electric Capital Corp.	5.300%	2/11/21	700	715
1 General Electric Capital Corp.	6.375%	11/15/67	150	154
HSBC Finance Corp.	6.676%	1/15/21	1,143	1,198
SLM Corp.	8.450%	6/15/18	1,450	1,601
SLM Corp.	8.000%	3/25/20	200	213

Insurance (5.9%)
ACE INA Holdings Inc.	5.700%	2/15/17	200	219
ACE INA Holdings Inc.	5.900%	6/15/19	525	584
Aetna Inc.	6.500%	9/15/18	750	865
Aflac Inc.	8.500%	5/15/19	1,000	1,239
Alleghany Corp.	5.625%	9/15/20	100	102
Allstate Corp.	7.450%	5/16/19	525	632
1 Allstate Corp.	6.125%	5/15/37	350	358
Alterra Finance LLC	6.250%	9/30/20	95	96
American International Group Inc.	5.450%	5/18/17	475	495
American International Group Inc.	5.850%	1/16/18	450	473
American International Group Inc.	8.250%	8/15/18	400	477
American International Group Inc.	6.400%	12/15/20	1,900	2,051
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	100	101
Axis Specialty Finance LLC	5.875%	6/1/20	200	205
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	775	857
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	200	200

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Chubb Corp.	5.750%	5/15/18	575	644
1 Chubb Corp.	6.375%	3/29/67	300	318
CIGNA Corp.	4.375%	12/15/20	425	420
CNA Financial Corp.	6.500%	8/15/16	550	604
CNA Financial Corp.	5.875%	8/15/20	100	104
Genworth Financial Inc.	8.625%	12/15/16	50	56
Genworth Financial Inc.	7.700%	6/15/20	400	417
Genworth Financial Inc.	7.200%	2/15/21	225	225
Hartford Financial Services Group Inc.	6.300%	3/15/18	100	108
Hartford Financial Services Group Inc.	5.500%	3/30/20	175	180
Humana Inc.	6.450%	6/1/16	275	305
Lincoln National Corp.	8.750%	7/1/19	150	189
1 Lincoln National Corp.	7.000%	5/17/66	775	770
Manulife Financial Corp.	4.900%	9/17/20	525	524
MetLife Inc.	6.750%	6/1/16	2,050	2,371
MetLife Inc.	7.717%	2/15/19	145	178
PartnerRe Finance B LLC	5.500%	6/1/20	400	409
1 Progressive Corp.	6.700%	6/15/37	325	346
Protective Life Corp.	7.375%	10/15/19	100	112
Prudential Financial Inc.	7.375%	6/15/19	1,725	2,049
Prudential Financial Inc.	5.375%	6/21/20	150	158
1 Prudential Financial Inc.	8.875%	6/15/38	175	204
1 Reinsurance Group of America Inc.	6.750%	12/15/65	175	172
Travelers Cos. Inc.	5.800%	5/15/18	600	664
Travelers Cos. Inc.	5.900%	6/2/19	1,050	1,164
UnitedHealth Group Inc.	5.375%	3/15/16	300	331
UnitedHealth Group Inc.	6.000%	2/15/18	800	902
Unum Group	5.625%	9/15/20	225	229
WellPoint Inc.	5.250%	1/15/16	100	110
WellPoint Inc.	7.000%	2/15/19	550	652
Willis North America Inc.	7.000%	9/29/19	150	164
WR Berkley Corp.	5.375%	9/15/20	175	176

Other Finance (0.1%)
NASDAQ OMX Group Inc.	5.550%	1/15/20	300	301

Real Estate Investment Trusts (2.6%)
AMB Property LP	4.500%	8/15/17	200	203
Boston Properties LP	5.625%	11/15/20	500	539
Brandywine Operating Partnership LP	5.700%	5/1/17	200	208
CommonWealth REIT	5.875%	9/15/20	400	408
Duke Realty LP	6.750%	3/15/20	850	950
ERP Operating LP	5.125%	3/15/16	150	162
ERP Operating LP	5.750%	6/15/17	1,125	1,238
ERP Operating LP	4.750%	7/15/20	300	304
HCP Inc.	6.000%	1/30/17	300	326
HCP Inc.	6.700%	1/30/18	850	957
Health Care REIT Inc.	6.200%	6/1/16	275	304
Health Care REIT Inc.	4.700%	9/15/17	50	51
Hospitality Properties Trust	5.625%	3/15/17	350	365
Kimco Realty Corp.	6.875%	10/1/19	100	116
Liberty Property LP	4.750%	10/1/20	365	363
ProLogis	7.375%	10/30/19	450	519
ProLogis	6.875%	3/15/20	800	888
Simon Property Group LP	5.250%	12/1/16	900	986

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Simon Property Group LP	6.125%	5/30/18	325	365
Simon Property Group LP	10.350%	4/1/19	200	275
Simon Property Group LP	5.650%	2/1/20	850	923
				148,649
Industrial (50.7%)
Basic Industry (5.8%)
Albemarle Corp.	4.500%	12/15/20	125	123
Alcoa Inc.	6.750%	7/15/18	200	227
Alcoa Inc.	6.150%	8/15/20	775	833
Allegheny Technologies Inc.	5.950%	1/15/21	265	280
ArcelorMittal	6.125%	6/1/18	500	535
ArcelorMittal	9.850%	6/1/19	175	225
ArcelorMittal	5.250%	8/5/20	1,625	1,611
Barrick Gold Corp.	6.950%	4/1/19	725	877
Barrick North America Finance LLC	6.800%	9/15/18	125	149
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	1,450	1,712
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	350	335
Cliffs Natural Resources Inc.	5.900%	3/15/20	50	53
Commercial Metals Co.	7.350%	8/15/18	500	517
Dow Chemical Co.	5.700%	5/15/18	675	735
Dow Chemical Co.	8.550%	5/15/19	595	754
Dow Chemical Co.	4.250%	11/15/20	1,050	1,008
Eastman Chemical Co.	4.500%	1/15/21	150	146
EI du Pont de Nemours & Co.	6.000%	7/15/18	225	257
EI du Pont de Nemours & Co.	4.625%	1/15/20	775	805
EI du Pont de Nemours & Co.	3.625%	1/15/21	500	476
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	1,730	1,914
International Paper Co.	7.950%	6/15/18	1,500	1,827
International Paper Co.	9.375%	5/15/19	175	228
Lubrizol Corp.	8.875%	2/1/19	600	754
Newmont Mining Corp.	5.125%	10/1/19	150	161
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	300	295
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	100	116
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	200	210
PPG Industries Inc.	6.650%	3/15/18	400	467
Praxair Inc.	4.500%	8/15/19	300	313
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,450	1,677
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	675	890
Sigma-Aldrich Corp.	3.375%	11/1/20	40	37
Southern Copper Corp.	5.375%	4/16/20	200	209
Teck Resources Ltd.	10.250%	5/15/16	300	365
Teck Resources Ltd.	3.850%	8/15/17	400	404
Teck Resources Ltd.	10.750%	5/15/19	275	355
Vale Overseas Ltd.	5.625%	9/15/19	1,625	1,723
Vale Overseas Ltd.	4.625%	9/15/20	50	49

Capital Goods (5.3%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	208
Allied Waste North America Inc.	7.125%	5/15/16	400	417
Allied Waste North America Inc.	6.875%	6/1/17	200	218
Boeing Co.	3.750%	11/20/16	300	314
Boeing Co.	6.000%	3/15/19	225	259
Caterpillar Financial Services Corp.	7.150%	2/15/19	1,150	1,411
Caterpillar Inc.	5.700%	8/15/16	150	172
Caterpillar Inc.	7.900%	12/15/18	50	64

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CRH America Inc.	6.000%	9/30/16	525	565
CRH America Inc.	8.125%	7/15/18	200	234
CRH America Inc.	5.750%	1/15/21	400	408
Danaher Corp.	5.400%	3/1/19	475	523
Deere & Co.	4.375%	10/16/19	450	470
Embraer Overseas Ltd.	6.375%	1/24/17	200	214
Embraer Overseas Ltd.	6.375%	1/15/20	225	237
Emerson Electric Co.	4.875%	10/15/19	100	107
Emerson Electric Co.	4.250%	11/15/20	575	584
General Electric Co.	5.250%	12/6/17	2,475	2,715
Goodrich Corp.	4.875%	3/1/20	225	234
Goodrich Corp.	3.600%	2/1/21	375	351
Harsco Corp.	5.750%	5/15/18	475	515
Honeywell International Inc.	5.300%	3/1/18	1,450	1,611
Illinois Tool Works Inc.	6.250%	4/1/19	25	29
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	50	58
John Deere Capital Corp.	2.800%	9/18/17	300	293
John Deere Capital Corp.	5.350%	4/3/18	250	276
L-3 Communications Corp.	5.200%	10/15/19	75	78
L-3 Communications Corp.	4.750%	7/15/20	325	326
L-3 Communications Corp.	4.950%	2/15/21	425	430
Lockheed Martin Corp.	4.250%	11/15/19	775	780
Northrop Grumman Corp.	5.050%	8/1/19	875	929
Owens Corning	6.500%	12/1/16	850	925
Raytheon Co.	4.400%	2/15/20	125	127
Raytheon Co.	3.125%	10/15/20	475	435
Republic Services Inc.	5.500%	9/15/19	1,225	1,324
Roper Industries Inc.	6.250%	9/1/19	600	667
Tyco International Finance SA	3.750%	1/15/18	600	601
Tyco International Finance SA	8.500%	1/15/19	250	323
United Technologies Corp.	6.125%	2/1/19	225	261
United Technologies Corp.	4.500%	4/15/20	1,100	1,145
Waste Management Inc.	6.100%	3/15/18	650	730
Waste Management Inc.	4.750%	6/30/20	150	153

Communication (9.0%)
America Movil SAB de CV	5.000%	10/16/19	350	359
America Movil SAB de CV	5.000%	3/30/20	450	465
American Tower Corp.	7.000%	10/15/17	600	671
American Tower Corp.	4.500%	1/15/18	350	346
AT&T Inc.	5.500%	2/1/18	2,950	3,238
British Telecommunications plc	5.950%	1/15/18	1,200	1,327
CBS Corp.	5.750%	4/15/20	440	470
CBS Corp.	4.300%	2/15/21	250	236
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	1,625	2,104
Comcast Corp.	6.500%	1/15/17	1,025	1,171
Comcast Corp.	6.300%	11/15/17	1,900	2,152
Comcast Corp.	5.150%	3/1/20	200	208
Deutsche Telekom International Finance BV	6.000%	7/8/19	1,425	1,614
DIRECTV Holdings LLC	5.200%	3/15/20	200	205
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	7.625%	5/15/16	300	330
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	5.875%	10/1/19	875	943

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	4.600%	2/15/21	400	391
Discovery Communications LLC	5.050%	6/1/20	1,175	1,229
Embarq Corp.	7.082%	6/1/16	1,375	1,562
France Telecom SA	5.375%	7/8/19	225	249
Grupo Televisa SA	6.000%	5/15/18	400	437
Juniper Networks Inc.	4.600%	3/15/21	90	90
NBCUniversal Media LLC	2.875%	4/1/16	850	827
NBCUniversal Media LLC	5.150%	4/30/20	125	129
News America Inc.	6.900%	3/1/19	1,525	1,792
Omnicom Group Inc.	4.450%	8/15/20	650	639
Qwest Corp.	8.375%	5/1/16	700	831
Reed Elsevier Capital Inc.	8.625%	1/15/19	450	571
Rogers Communications Inc.	6.800%	8/15/18	850	1,007
RR Donnelley & Sons Co.	11.250%	2/1/19	500	632
RR Donnelley & Sons Co.	7.625%	6/15/20	300	315
Telecom Italia Capital SA	6.999%	6/4/18	175	189
Telefonica Emisiones SAU	6.421%	6/20/16	900	1,001
Telefonica Emisiones SAU	5.877%	7/15/19	310	327
Telefonica Emisiones SAU	5.134%	4/27/20	375	374
Telefonica Emisiones SAU	5.462%	2/16/21	225	228
Thomson Reuters Corp.	6.500%	7/15/18	150	175
Time Warner Cable Inc.	5.850%	5/1/17	1,325	1,460
Time Warner Cable Inc.	6.750%	7/1/18	1,500	1,721
Time Warner Cable Inc.	8.250%	4/1/19	925	1,138
Verizon Communications Inc.	5.500%	2/15/18	1,700	1,861
Verizon Communications Inc.	6.100%	4/15/18	200	226
Verizon Communications Inc.	8.750%	11/1/18	425	550
Vodafone Group plc	5.750%	3/15/16	175	196
Vodafone Group plc	4.625%	7/15/18	250	261
Vodafone Group plc	5.450%	6/10/19	600	658

Consumer Cyclical (4.8%)
BorgWarner Inc.	4.625%	9/15/20	75	75
Costco Wholesale Corp.	5.500%	3/15/17	325	370
CVS Caremark Corp.	5.750%	6/1/17	1,550	1,720
CVS Caremark Corp.	6.600%	3/15/19	500	578
CVS Caremark Corp.	4.750%	5/18/20	75	77
Darden Restaurants Inc.	6.200%	10/15/17	300	336
eBay Inc.	3.250%	10/15/20	150	138
Expedia Inc.	7.456%	8/15/18	350	393
Expedia Inc.	5.950%	8/15/20	75	76
Family Dollar Stores Inc.	5.000%	2/1/21	100	98
Home Depot Inc.	5.400%	3/1/16	2,025	2,253
International Game Technology	5.500%	6/15/20	50	51
Johnson Controls Inc.	5.000%	3/30/20	725	765
McDonald’s Corp.	5.350%	3/1/18	375	419
McDonald’s Corp.	3.500%	7/15/20	400	390
Nordstrom Inc.	6.250%	1/15/18	400	457
O’Reilly Automotive Inc.	4.875%	1/14/21	150	148
Target Corp.	5.875%	7/15/16	200	230
Target Corp.	6.000%	1/15/18	1,850	2,128
Time Warner Inc.	5.875%	11/15/16	675	757
Time Warner Inc.	4.875%	3/15/20	1,750	1,798
TJX Cos. Inc.	6.950%	4/15/19	150	180

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Toll Brothers Finance Corp.	6.750%	11/1/19	200	211
Toyota Motor Credit Corp.	4.500%	6/17/20	500	520
Toyota Motor Credit Corp.	4.250%	1/11/21	125	127
Viacom Inc.	6.250%	4/30/16	1,600	1,834
Wal-Mart Stores Inc.	5.375%	4/5/17	200	226
Wal-Mart Stores Inc.	5.800%	2/15/18	100	114
Wal-Mart Stores Inc.	3.625%	7/8/20	725	704
Wal-Mart Stores Inc.	3.250%	10/25/20	1,525	1,427
Western Union Co.	5.930%	10/1/16	300	335
Yum! Brands Inc.	6.250%	3/15/18	650	734

Consumer Noncyclical (12.5%)
Abbott Laboratories	5.875%	5/15/16	875	1,008
Abbott Laboratories	5.600%	11/30/17	750	853
Abbott Laboratories	5.125%	4/1/19	550	597
Abbott Laboratories	4.125%	5/27/20	300	303
Allergan Inc.	5.750%	4/1/16	290	329
Altria Group Inc.	9.700%	11/10/18	2,025	2,661
Altria Group Inc.	9.250%	8/6/19	325	422
Amgen Inc.	5.850%	6/1/17	1,375	1,576
Amgen Inc.	5.700%	2/1/19	150	169
Amgen Inc.	3.450%	10/1/20	275	259
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	750	825
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	175	185
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	500	499
Archer-Daniels-Midland Co.	5.450%	3/15/18	500	551
AstraZeneca plc	5.900%	9/15/17	1,500	1,711
Baxter International Inc.	5.900%	9/1/16	700	809
Becton Dickinson and Co.	3.250%	11/12/20	450	419
Bottling Group LLC	5.500%	4/1/16	175	198
Bottling Group LLC	5.125%	1/15/19	500	545
Bunge Ltd. Finance Corp.	8.500%	6/15/19	700	828
Campbell Soup Co.	3.050%	7/15/17	125	126
Cardinal Health Inc.	4.625%	12/15/20	200	198
CareFusion Corp.	6.375%	8/1/19	750	842
Celgene Corp.	3.950%	10/15/20	65	62
Coca-Cola Co.	5.350%	11/15/17	1,075	1,219
Coca-Cola Co.	3.150%	11/15/20	700	652
Corn Products International Inc.	4.625%	11/1/20	50	49
Covidien International Finance SA	6.000%	10/15/17	625	708
Diageo Capital plc	5.500%	9/30/16	200	224
Diageo Capital plc	5.750%	10/23/17	500	564
Diageo Capital plc	4.828%	7/15/20	100	105
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	420	494
Eli Lilly & Co.	5.200%	3/15/17	450	500
General Mills Inc.	5.700%	2/15/17	675	760
General Mills Inc.	5.650%	2/15/19	175	194
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	1,525	1,719
Hershey Co.	4.125%	12/1/20	225	226
Johnson & Johnson	5.550%	8/15/17	175	203
Johnson & Johnson	5.150%	7/15/18	700	788
Kellogg Co.	4.150%	11/15/19	75	75
Kellogg Co.	4.000%	12/15/20	250	245
Kimberly-Clark Corp.	7.500%	11/1/18	425	530
Kimberly-Clark Corp.	3.625%	8/1/20	100	98
Koninklijke Philips Electronics NV	5.750%	3/11/18	875	983

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kraft Foods Inc.	6.500%	8/11/17	175	201
Kraft Foods Inc.	6.125%	2/1/18	2,150	2,414
Kraft Foods Inc.	5.375%	2/10/20	675	717
Kroger Co.	6.400%	8/15/17	600	688
Kroger Co.	6.150%	1/15/20	250	282
Laboratory Corp. of America Holdings	4.625%	11/15/20	400	401
Life Technologies Corp.	5.000%	1/15/21	400	403
Lorillard Tobacco Co.	8.125%	6/23/19	200	223
Lorillard Tobacco Co.	6.875%	5/1/20	450	463
McKesson Corp.	3.250%	3/1/16	525	528
McKesson Corp.	4.750%	3/1/21	100	101
Mead Johnson Nutrition Co.	4.900%	11/1/19	1,150	1,196
Medco Health Solutions Inc.	7.125%	3/15/18	1,400	1,644
Medtronic Inc.	4.450%	3/15/20	875	907
Merck & Co. Inc.	5.000%	6/30/19	1,200	1,312
Merck & Co. Inc.	3.875%	1/15/21	300	293
Newell Rubbermaid Inc.	4.700%	8/15/20	100	99
Novartis Capital Corp.	4.400%	4/24/20	300	310
Novartis Securities Investment Ltd.	5.125%	2/10/19	1,650	1,793
PepsiCo Inc.	5.000%	6/1/18	450	493
PepsiCo Inc.	7.900%	11/1/18	1,900	2,418
Pfizer Inc.	6.200%	3/15/19	1,000	1,157
Philip Morris International Inc.	5.650%	5/16/18	500	563
Philip Morris International Inc.	4.500%	3/26/20	250	258
Procter & Gamble Co.	4.700%	2/15/19	1,445	1,565
Reynolds American Inc.	7.625%	6/1/16	375	443
Reynolds American Inc.	6.750%	6/15/17	700	782
Safeway Inc.	6.350%	8/15/17	275	306
Safeway Inc.	5.000%	8/15/19	125	128
Safeway Inc.	3.950%	8/15/20	350	333
Sara Lee Corp.	4.100%	9/15/20	100	96
St. Jude Medical Inc.	4.875%	7/15/19	400	422
Stryker Corp.	4.375%	1/15/20	100	102
Sysco Corp.	5.250%	2/12/18	150	164
Thermo Fisher Scientific Inc.	3.200%	3/1/16	350	355
Thermo Fisher Scientific Inc.	4.500%	3/1/21	175	178
Wyeth	5.450%	4/1/17	900	1,014
Zimmer Holdings Inc.	4.625%	11/30/19	175	179

Energy (6.9%)
Anadarko Petroleum Corp.	5.950%	9/15/16	1,575	1,725
Anadarko Petroleum Corp.	6.375%	9/15/17	475	528
Apache Corp.	5.625%	1/15/17	300	337
Apache Corp.	3.625%	2/1/21	200	189
BP Capital Markets plc	4.750%	3/10/19	1,200	1,256
BP Capital Markets plc	4.500%	10/1/20	575	579
Canadian Natural Resources Ltd.	5.700%	5/15/17	775	866
Cenovus Energy Inc.	5.700%	10/15/19	450	501
Chevron Corp.	4.950%	3/3/19	400	445
ConocoPhillips	5.750%	2/1/19	450	508
ConocoPhillips	6.000%	1/15/20	200	229
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	1,900	2,143
Devon Energy Corp.	6.300%	1/15/19	225	264
Encana Corp.	5.900%	12/1/17	675	763
EOG Resources Inc.	5.625%	6/1/19	150	165

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
EOG Resources Inc.	4.100%	2/1/21	1,100	1,064
Halliburton Co.	6.150%	9/15/19	700	801
Husky Energy Inc.	7.250%	12/15/19	100	119
Marathon Petroleum Corp.	3.500%	3/1/16	1,050	1,057
Nabors Industries Inc.	9.250%	1/15/19	1,550	1,946
Noble Energy Inc.	8.250%	3/1/19	350	442
Noble Holding International Ltd.	4.625%	3/1/21	325	323
Occidental Petroleum Corp.	4.125%	6/1/16	700	746
Petro-Canada	6.050%	5/15/18	600	680
Rowan Cos. Inc.	5.000%	9/1/17	250	257
Shell International Finance BV	4.375%	3/25/20	1,550	1,604
Smith International Inc.	9.750%	3/15/19	300	409
Statoil ASA	3.125%	8/17/17	125	124
Statoil ASA	5.250%	4/15/19	1,450	1,588
Suncor Energy Inc.	6.100%	6/1/18	450	511
Talisman Energy Inc.	7.750%	6/1/19	300	367
Total Capital SA	2.300%	3/15/16	800	777
Total Capital SA	4.450%	6/24/20	125	128
Transocean Inc.	6.000%	3/15/18	500	538
Transocean Inc.	6.500%	11/15/20	115	126
Valero Energy Corp.	9.375%	3/15/19	500	637
Valero Energy Corp.	6.125%	2/1/20	1,225	1,323
Weatherford International Ltd.	5.125%	9/15/20	1,650	1,675
XTO Energy Inc.	5.500%	6/15/18	300	343
XTO Energy Inc.	6.500%	12/15/18	200	243

Technology (4.0%)
Adobe Systems Inc.	4.750%	2/1/20	400	407
Agilent Technologies Inc.	6.500%	11/1/17	500	557
Cisco Systems Inc.	4.950%	2/15/19	625	669
Cisco Systems Inc.	4.450%	1/15/20	2,050	2,108
Computer Sciences Corp.	6.500%	3/15/18	700	750
Dell Inc.	5.875%	6/15/19	250	278
Fiserv Inc.	4.625%	10/1/20	300	294
Harris Corp.	4.400%	12/15/20	425	427
Hewlett-Packard Co.	5.400%	3/1/17	300	335
Hewlett-Packard Co.	5.500%	3/1/18	550	612
Hewlett-Packard Co.	3.750%	12/1/20	150	144
International Business Machines Corp.	5.700%	9/14/17	1,000	1,140
International Business Machines Corp.	7.625%	10/15/18	929	1,170
KLA-Tencor Corp.	6.900%	5/1/18	350	384
Microsoft Corp.	4.200%	6/1/19	700	728
Microsoft Corp.	4.000%	2/8/21	50	50
Nokia Oyj	5.375%	5/15/19	500	514
Oracle Corp.	5.750%	4/15/18	1,250	1,403
Oracle Corp.	3.875%	7/15/20	1,025	1,008
SAIC Inc.	4.450%	12/1/20	150	150
Symantec Corp.	4.200%	9/15/20	125	118
Tyco Electronics Group SA	6.550%	10/1/17	800	919
Xerox Corp.	6.400%	3/15/16	325	370
Xerox Corp.	6.350%	5/15/18	1,475	1,673

Transportation (2.4%)
American Airlines 2011-1 Class A
Pass Through Trust	5.250%	1/31/21	150	150

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	196	236
Burlington Northern Santa Fe LLC	5.650%	5/1/17	850	952
Canadian National Railway Co.	5.550%	3/1/19	325	365
Con-way Inc.	7.250%	1/15/18	200	217
Continental Airlines 2009-1 Pass Through Trust	9.000%	7/8/16	564	648
Continental Airlines 2009-2 Class A
Pass Through Trust	7.250%	11/10/19	194	215
CSX Corp.	7.375%	2/1/19	1,275	1,541
Delta Air Lines 2009-1 Class A
Pass Through Trust	7.750%	12/17/19	220	244
Delta Air Lines 2010-2 Class A
Pass Through Trust	4.950%	5/23/19	700	711
FedEx Corp.	8.000%	1/15/19	150	185
Norfolk Southern Corp.	5.750%	4/1/18	200	225
Norfolk Southern Corp.	5.900%	6/15/19	800	911
Ryder System Inc.	3.600%	3/1/16	160	161
Ryder System Inc.	5.850%	11/1/16	100	111
UAL 2009-2A Pass Through Trust	9.750%	1/15/17	415	479
Union Pacific Corp.	5.700%	8/15/18	400	449
Union Pacific Corp.	6.125%	2/15/20	150	172
Union Pacific Corp.	4.000%	2/1/21	300	296
United Parcel Service Inc.	5.500%	1/15/18	150	169
United Parcel Service Inc.	5.125%	4/1/19	600	665
United Parcel Service Inc.	3.125%	1/15/21	500	464
				207,289
Utilities (10.8%)
Electric (6.5%)
Ameren Energy Generating Co.	7.000%	4/15/18	475	495
American Water Capital Corp.	6.085%	10/15/17	450	508
Appalachian Power Co.	7.950%	1/15/20	175	219
Cleveland Electric Illuminating Co.	5.700%	4/1/17	1,000	1,079
Commonwealth Edison Co.	4.000%	8/1/20	800	780
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	600	677
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	200	243
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	500	516
Consumers Energy Co.	6.700%	9/15/19	125	148
Consumers Energy Co.	5.650%	4/15/20	175	195
Dominion Resources Inc.	8.875%	1/15/19	450	581
Dominion Resources Inc.	5.200%	8/15/19	800	853
Dominion Resources Inc.	7.500%	6/30/66	200	208
Duke Energy Carolinas LLC	7.000%	11/15/18	200	242
Duke Energy Corp.	5.050%	9/15/19	775	815
Duke Energy Indiana Inc.	3.750%	7/15/20	700	676
Entergy Arkansas Inc.	3.750%	2/15/21	425	406
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	164
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	325	312
Exelon Generation Co. LLC	6.200%	10/1/17	275	306
Exelon Generation Co. LLC	4.000%	10/1/20	800	743
Florida Power Corp.	5.650%	6/15/18	225	254
Georgia Power Co.	5.700%	6/1/17	200	226
Georgia Power Co.	4.250%	12/1/19	725	743
Kentucky Utilities Co.	3.250%	11/1/20	525	493
LG&E and KU Energy LLC	3.750%	11/15/20	195	184
Midamerican Energy Holdings Co.	5.750%	4/1/18	850	954
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	300	331

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	1,275	1,749
Nevada Power Co.	7.125%	3/15/19	650	773
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	350	388
1 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	400	392
1 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	225	225
Northern States Power Co.	5.250%	3/1/18	1,350	1,494
NSTAR	4.500%	11/15/19	244	250
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	475	552
Pacific Gas & Electric Co.	5.625%	11/30/17	1,400	1,567
Pacific Gas & Electric Co.	8.250%	10/15/18	350	453
Pennsylvania Electric Co.	5.200%	4/1/20	350	359
Progress Energy Carolina	5.300%	1/15/19	1,525	1,683
Public Service Co. of Oklahoma	4.400%	2/1/21	500	497
Public Service Electric & Gas Co.	3.500%	8/15/20	375	357
Southern California Edison Co.	5.500%	8/15/18	100	113
Southwestern Electric Power Co.	5.875%	3/1/18	300	325
TransAlta Corp.	6.650%	5/15/18	550	616
UIL Holdings Corp.	4.625%	10/1/20	150	142
Union Electric Co.	6.700%	2/1/19	200	232
1 Wisconsin Energy Corp.	6.250%	5/15/67	350	352
Xcel Energy Inc.	4.700%	5/15/20	600	620

Natural Gas (4.3%)
CenterPoint Energy Resources Corp.	4.500%	1/15/21	300	298
Enbridge Energy Partners LP	6.500%	4/15/18	400	452
Enbridge Energy Partners LP	9.875%	3/1/19	800	1,044
Energy Transfer Partners LP	6.700%	7/1/18	500	572
Energy Transfer Partners LP	9.700%	3/15/19	200	262
Energy Transfer Partners LP	9.000%	4/15/19	400	510
Enterprise Products Operating LLC	6.300%	9/15/17	1,575	1,780
Enterprise Products Operating LLC	6.500%	1/31/19	500	566
Enterprise Products Operating LLC	5.200%	9/1/20	300	308
EQT Corp.	8.125%	6/1/19	575	686
Kinder Morgan Energy Partners LP	5.950%	2/15/18	200	220
Kinder Morgan Energy Partners LP	9.000%	2/1/19	275	348
Kinder Morgan Energy Partners LP	6.850%	2/15/20	500	569
Magellan Midstream Partners LP	4.250%	2/1/21	575	558
National Grid plc	6.300%	8/1/16	1,350	1,542
Nisource Finance Corp.	6.400%	3/15/18	1,425	1,599
ONEOK Partners LP	8.625%	3/1/19	475	600
Plains All American Pipeline LP /
PAA Finance Corp.	6.500%	5/1/18	150	169
Plains All American Pipeline LP /
PAA Finance Corp.	5.750%	1/15/20	800	854
Sempra Energy	9.800%	2/15/19	650	865
Tennessee Gas Pipeline Co.	7.500%	4/1/17	450	528
TransCanada PipeLines Ltd.	6.500%	8/15/18	650	762
TransCanada PipeLines Ltd.	3.800%	10/1/20	650	621
1 TransCanada PipeLines Ltd.	6.350%	5/15/67	250	251
Williams Partners LP	5.250%	3/15/20	650	676
Williams Partners LP / Williams
Partners Finance Corp.	7.250%	2/1/17	800	934

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Other Utility (0.0%)
Veolia Environnement SA	6.000%	6/1/18	150	167
				44,231
Total Corporate Bonds (Cost $395,937)				400,169
Taxable Municipal Bonds (0.1%)
California Educational Facilities Authority
Revenue (Stanford University)	4.750%	5/1/19	150	161
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)	5.250%	7/1/19	100	111
Total Taxable Municipal Bonds (Cost $266)				272

			Shares
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
2 Vanguard Market Liquidity Fund (Cost $2,536)	0.213%		2,536,476	2,536
Total Investments (99.4%) (Cost $402,237)				406,477
Other Assets and Liabilities (0.6%)
Other Assets				11,704
Liabilities				(9,031)
				2,673
Net Assets (100%)				409,150

Intermediate-Term Corporate Bond Index Fund

At February 28, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	405,017
Undistributed Net Investment Income	62
Accumulated Net Realized Losses	(169)
Unrealized Appreciation (Depreciation)	4,240
Net Assets	409,150

Signal Shares—Net Assets
Applicable to 169,686 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,613
Net Asset Value Per Share—Signal Shares	$21.29

Institutional Shares—Net Assets
Applicable to 1,612,464 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	42,435
Net Asset Value Per Share—Institutional Shares	$26.32

ETF Shares—Net Assets
Applicable to 4,600,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	363,102
Net Asset Value Per Share—ETF Shares	$78.94

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2011
($000)
Investment Income
Income
Interest[1]	7,975
Total Income	7,975
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11
Management and Administrative—Signal Shares	2
Management and Administrative—Institutional Shares	6
Management and Administrative—ETF Shares	182
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	2
Marketing and Distribution—ETF Shares	51
Custodian Fees	1
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	8
Total Expenses	263
Net Investment Income	7,712
Realized Net Gain (Loss)
Investment Securities Sold	1,574
Futures Contracts	(35)
Realized Net Gain (Loss)	1,539
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(10,073)
Futures Contracts	(1)
Change in Unrealized Appreciation (Depreciation)	(10,074)
Net Increase (Decrease) in Net Assets Resulting from Operations	(823)
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

		November 19,
	Six Months Ended	2009[1] to
	February 28,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,712	5,256
Realized Net Gain (Loss)	1,539	572
Change in Unrealized Appreciation (Depreciation)	(10,074)	14,314
Net Increase (Decrease) in Net Assets Resulting from Operations	(823)	20,142
Distributions
Net Investment Income
Signal Shares	(73)	(54)
Institutional Shares	(433)	(300)
ETF Shares	(7,116)	(4,930)
Realized Capital Gain[2]
Signal Shares	(15)	—
Institutional Shares	(86)	—
ETF Shares	(1,338)	—
Total Distributions	(9,061)	(5,284)
Capital Share Transactions
Signal Shares	1,415	2,118
Institutional Shares	30,472	11,439
ETF Shares	98,504	260,228
Net Increase (Decrease) from Capital Share Transactions	130,391	273,785
Total Increase (Decrease)	120,507	288,643
Net Assets
Beginning of Period	288,643	—
End of Period[3]	409,150	288,643

1 Inception.
2 Includes fiscal 2011 short-term gain distributions totaling $1,439,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $62,000 and ($28,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

Signal Shares

	Six Months	March 2,
	Ended	2010[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$21.76	$20.43
Investment Operations
Net Investment Income	.447	.441
Net Realized and Unrealized Gain (Loss) on Investments	(.383)	1.345
Total from Investment Operations	.064	1.786
Distributions
Dividends from Net Investment Income	(.441)	(.456)
Distributions from Realized Capital Gains	(.093)	—
Total Distributions	(.534)	(.456)
Net Asset Value, End of Period	$21.29	$21.76

Total Return[2]	0.30%	8.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4	$2
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	4.27%	4.60%[3]
Portfolio Turnover Rate[4]	71%	61%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares

	Six Months	Nov. 19,
	Ended	2009[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$26.90	$24.97
Investment Operations
Net Investment Income	.560	.850
Net Realized and Unrealized Gain (Loss) on Investments	(.473)	1.933
Total from Investment Operations	.087	2.783
Distributions
Dividends from Net Investment Income	(.553)	(.853)
Distributions from Realized Capital Gains	(.114)	—
Total Distributions	(.667)	(.853)
Net Asset Value, End of Period	$26.32	$26.90

Total Return[2]	0.33%	11.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42	$12
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[3]
Ratio of Net Investment Income to Average Net Assets	4.33%	4.66%[3]
Portfolio Turnover Rate[4]	71%	61%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares

	Six Months	Nov. 19,
	Ended	2009[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$80.67	$74.90
Investment Operations
Net Investment Income	1.656	2.519
Net Realized and Unrealized Gain (Loss) on Investments	(1.407)	5.778
Total from Investment Operations	.249	8.297
Distributions
Dividends from Net Investment Income	(1.636)	(2.527)
Distributions from Realized Capital Gains	(.343)	—
Total Distributions	(1.979)	(2.527)
Net Asset Value, End of Period	$78.94	$80.67

Total Return	0.31%	11.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$363	$274
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	4.27%	4.60%[2]
Portfolio Turnover Rate[3]	71%	61%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2010, and for the period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Intermediate-Term Corporate Bond Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $61,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,500	—
Corporate Bonds	—	400,169	—
Taxable Municipal Bonds	—	272	—
Temporary Cash Investments	2,536	—	—
Total	2,536	403,941	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2011, the fund realized $841,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Intermediate-Term Corporate Bond Index Fund

At February 28, 2011, the cost of investment securities for tax purposes was $402,255,000. Net unrealized appreciation of investment securities for tax purposes was $4,222,000, consisting of unrealized gains of $6,904,000 on securities that had risen in value since their purchase and $2,682,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2011, the fund purchased $247,589,000 of investment securities and sold $122,205,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $92,358,000 and $89,810,000, respectively.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Inception[1] to
	February 28, 2011		August 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued[2]	1,327	61	3,064	149
Issued in Lieu of Cash Distributions	88	4	54	3
Redeemed	—	—	(1,000)	(48)
Net Increase (Decrease)—Signal Shares	1,415	65	2,118	104
Institutional Shares
Issued[2]	29,998	1,145	11,139	438
Issued in Lieu of Cash Distributions	501	19	300	12
Redeemed	(27)	(1)	—	—
Net Increase (Decrease)—Institutional Shares	30,472	1,163	11,439	450
ETF Shares
Issued[2]	185,279	2,300	260,228	3,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(86,775)	(1,100)	—	—
Net Increase (Decrease)—ETF Shares	98,504	1,200	260,228	3,400

1 Inception was November 19, 2009, for Institutional Shares and ETF Shares, and March 2, 2010, for Signal Shares.
2 Includes purchase fees for fiscal 2011 and 2010 of $157,000 and $71,000, respectively (fund totals).

G. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Long-Term Corporate Bond Index Fund

Fund Profile
As of February 28, 2011

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VLTCX	VLCIX	VCLT
Expense Ratio[1]	0.15%	0.09%	0.15%
30-Day SEC Yield	5.71%	5.77%	5.71%

Financial Attributes
		Barclays	Barclays
		10+ Year	Aggregate
		Corporate	Float Adj
	Fund	Index	Index
Number of Bonds	365	1,048	7,976
Yield to Maturity
(before expenses)	5.8%	5.8%	3.0%
Average Coupon	6.6%	6.5%	4.2%
Average Duration	12.5 years	12.5 years	5.1 years
Average Effective
Maturity	24.3 years	24.5 years	7.2 years
Short-Term
Reserves	0.8%	—	—

Sector Diversification (% of portfolio)
Finance			21.9%
Industrial			61.0
Utilities			16.1
Other			1.0

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	1.0%
5 - 10 Years	0.8
10 - 20 Years	18.7
20 - 30 Years	77.6
Over 30 Years	1.9

Distribution by Credit Quality (% of portfolio)
Aaa	2.0%
Aa	11.8
A	43.7
Baa	42.5
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 28, 2010, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2011, the annualized expense ratios were 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares.

Long-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2011

		Barclays
		10+ Year
		Corporate
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	14.54%	14.46%
2011	-3.33	-2.49
Note: For 2011, performance data reflect the six months ended February 28, 2011.

Average Annual Total Returns: Periods Ended December 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	1/19/2010	—	5.84%	3.60%	9.44%
Fee-Adjusted Returns		—			8.35%
Institutional Shares	11/19/2009	11.28%	5.92	3.57	9.49
Fee-Adjusted Returns		10.16			8.51
ETF Shares	11/19/2009
Market Price		11.05			9.60
Net Asset Value		11.19			9.41

Vanguard fund returns are adjusted to reflect the 1.00% fee on purchases; the fee does not apply to the ETF Shares. In the final table, non-adjusted returns are shown along with the fee-adjusted returns.
See Financial Highlights for dividend and capital gains information.

Long-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.5%)
U.S. Government Securities (0.5%)
	United States Treasury Note/Bond	0.875%	2/29/12	35	35
	United States Treasury Note/Bond	3.625%	2/15/21	465	473
Total U.S. Government and Agency Obligations (Cost $508)					508
Corporate Bonds (97.2%)
Finance (21.7%)
	Banking (12.2%)
1	Abbey National Capital Trust I	8.963%	12/29/49	100	111
	American Express Co.	8.150%	3/19/38	155	207
	Bank of America NA	6.000%	10/15/36	200	192
	Bank One Capital III	8.750%	9/1/30	225	273
	Bank One Corp.	7.625%	10/15/26	50	60
1	BB&T Capital Trust IV	6.820%	6/12/37	125	127
	Capital One Capital III	7.686%	8/15/36	325	333
	Citigroup Inc.	6.125%	8/25/36	25	24
	Citigroup Inc.	6.875%	3/5/38	675	740
	Citigroup Inc.	8.125%	7/15/39	700	879
	Credit Suisse USA Inc.	7.125%	7/15/32	25	30
	Fifth Third Bancorp	8.250%	3/1/38	282	341
	FleetBoston Financial Corp.	6.700%	7/15/28	100	101
	Goldman Sachs Group Inc.	5.950%	1/15/27	300	297
	Goldman Sachs Group Inc.	6.125%	2/15/33	75	78
	Goldman Sachs Group Inc.	6.450%	5/1/36	325	321
	Goldman Sachs Group Inc.	6.750%	10/1/37	875	897
	Goldman Sachs Group Inc.	6.250%	2/1/41	400	409
	HSBC Bank USA NA	7.000%	1/15/39	275	313
	HSBC Holdings plc	6.500%	5/2/36	225	231
	HSBC Holdings plc	6.800%	6/1/38	575	612
	JP Morgan Chase Capital XX	6.550%	9/29/36	75	77
	JP Morgan Chase Capital XXII	6.450%	2/2/37	175	179
	JPMorgan Chase & Co.	6.400%	5/15/38	680	751
	JPMorgan Chase & Co.	5.500%	10/15/40	50	49
	JPMorgan Chase Capital XXVII	7.000%	11/1/39	125	131
	Merrill Lynch & Co. Inc.	6.220%	9/15/26	375	377
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	720	813
	Morgan Stanley	6.250%	8/9/26	550	578
	NB Capital Trust II	7.830%	12/15/26	350	354

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Santander UK plc	7.950%	10/26/29	150	158
Wachovia Bank NA	5.850%	2/1/37	20	20
Wachovia Bank NA	6.600%	1/15/38	660	743
Wachovia Corp.	5.500%	8/1/35	140	138
Wells Fargo Bank NA	5.950%	8/26/36	175	182
Wells Fargo Capital X	5.950%	12/15/36	175	171

Brokerage (0.1%)
Jefferies Group Inc.	6.250%	1/15/36	100	92

Finance Companies (2.7%)
General Electric Capital Corp.	5.550%	1/5/26	475	480
General Electric Capital Corp.	6.750%	3/15/32	150	168
General Electric Capital Corp.	6.150%	8/7/37	275	284
General Electric Capital Corp.	5.875%	1/14/38	1,550	1,544
SLM Corp.	5.625%	8/1/33	100	82

Insurance (6.2%)
ACE INA Holdings Inc.	6.700%	5/15/36	100	115
Aetna Inc.	6.625%	6/15/36	150	168
Aetna Inc.	6.750%	12/15/37	100	114
Aflac Inc.	6.900%	12/17/39	100	109
1 Allstate Corp.	6.500%	5/15/37	200	205
Allstate Corp.	6.900%	5/15/38	200	234
American International Group Inc.	6.250%	5/1/36	90	92
American International Group Inc.	6.250%	3/15/37	160	145
1 American International Group Inc.	8.175%	5/15/38	500	548
AON Corp.	6.250%	9/30/40	125	129
AXA SA	8.600%	12/15/30	105	123
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	250	264
Chubb Corp.	6.000%	5/11/37	75	80
Chubb Corp.	6.500%	5/15/38	50	57
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	70	69
Hartford Financial Services Group Inc.	6.100%	10/1/41	150	147
Lincoln National Corp.	7.000%	6/15/40	125	142
MetLife Inc.	6.400%	12/15/36	235	224
MetLife Inc.	5.875%	2/6/41	715	738
Progressive Corp.	6.625%	3/1/29	100	112
Protective Life Corp.	8.450%	10/15/39	100	111
Prudential Financial Inc.	5.750%	7/15/33	525	522
Transatlantic Holdings Inc.	8.000%	11/30/39	75	80
Travelers Cos. Inc.	6.250%	6/15/37	175	191
Travelers Cos. Inc.	5.350%	11/1/40	80	77
UnitedHealth Group Inc.	6.875%	2/15/38	460	524
Validus Holdings Ltd.	8.875%	1/26/40	35	38
WellPoint Inc.	5.800%	8/15/40	300	302
XL Group plc	6.250%	5/15/27	100	100

Real Estate Investment Trusts (0.5%)
Boston Properties LP	4.125%	5/15/21	145	139
HCP Inc.	6.750%	2/1/41	175	186
Simon Property Group LP	4.375%	3/1/21	100	99
Simon Property Group LP	6.750%	2/1/40	75	88
				20,219

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Industrial (59.6%)
Basic Industry (4.6%)
Agrium Inc.	6.125%	1/15/41	100	104
Alcoa Inc.	5.900%	2/1/27	275	272
Alcoa Inc.	6.750%	1/15/28	100	105
ArcelorMittal	7.000%	10/15/39	290	303
Barrick North America Finance LLC	7.500%	9/15/38	75	93
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	50	52
Dow Chemical Co.	9.400%	5/15/39	350	520
EI du Pont de Nemours & Co.	4.900%	1/15/41	100	94
International Paper Co.	7.500%	8/15/21	190	227
International Paper Co.	7.300%	11/15/39	125	145
Monsanto Co.	5.875%	4/15/38	50	55
Newmont Mining Corp.	6.250%	10/1/39	200	212
Nucor Corp.	6.400%	12/1/37	50	57
Plum Creek Timberlands LP	4.700%	3/15/21	45	44
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	100	100
PPG Industries Inc.	7.700%	3/15/38	100	123
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	375	456
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	110	103
Southern Copper Corp.	7.500%	7/27/35	300	333
Teck Resources Ltd.	6.125%	10/1/35	50	51
Teck Resources Ltd.	6.000%	8/15/40	25	25
Vale Overseas Ltd.	6.875%	11/21/36	700	752
Vale Overseas Ltd.	6.875%	11/10/39	55	59

Capital Goods (4.2%)
3M Co.	6.375%	2/15/28	100	114
Boeing Co.	6.875%	3/15/39	400	481
Caterpillar Inc.	6.050%	8/15/36	400	450
Deere & Co.	5.375%	10/16/29	75	80
Dover Corp.	6.600%	3/15/38	100	119
Emerson Electric Co.	5.250%	11/15/39	80	81
Honeywell International Inc.	5.700%	3/15/36	200	212
Honeywell International Inc.	5.700%	3/15/37	25	27
Lafarge SA	7.125%	7/15/36	150	143
Lockheed Martin Corp.	5.720%	6/1/40	270	278
Northrop Grumman Corp.	3.500%	3/15/21	225	209
Northrop Grumman Systems Corp.	7.750%	2/15/31	25	32
Owens Corning	7.000%	12/1/36	50	51
Parker Hannifin Corp.	3.500%	9/15/22	75	70
Raytheon Co.	4.875%	10/15/40	85	78
Republic Services Inc.	5.250%	11/15/21	225	235
Sonoco Products Co.	5.750%	11/1/40	25	25
Stanley Black & Decker Inc.	5.200%	9/1/40	25	24
Tyco International Finance SA	4.625%	1/15/23	50	50
United Technologies Corp.	7.500%	9/15/29	75	96
United Technologies Corp.	5.700%	4/15/40	575	608
Waste Management Inc.	7.100%	8/1/26	175	206
Waste Management Inc.	7.750%	5/15/32	75	93
Waste Management Inc.	6.125%	11/30/39	100	107

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Communication (15.6%)
Alltel Corp.	7.875%	7/1/32	100	131
America Movil SAB de CV	6.125%	3/30/40	400	418
AT&T Inc.	6.150%	9/15/34	1,025	1,037
AT&T Inc.	6.800%	5/15/36	150	164
AT&T Inc.	6.500%	9/1/37	650	688
AT&T Inc.	6.300%	1/15/38	425	439
AT&T Inc.	6.400%	5/15/38	275	287
AT&T Inc.	5.350%	9/1/40	215	196
AT&T Mobility LLC	7.125%	12/15/31	250	293
British Telecommunications plc	9.875%	12/15/30	550	766
CBS Corp.	7.875%	7/30/30	300	349
Comcast Corp.	5.650%	6/15/35	225	214
Comcast Corp.	6.500%	11/15/35	75	78
Comcast Corp.	6.450%	3/15/37	100	103
Comcast Corp.	6.950%	8/15/37	790	867
Comcast Corp.	6.400%	5/15/38	150	155
Deutsche Telekom International Finance BV	8.750%	6/15/30	585	765
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	6.000%	8/15/40	275	267
Embarq Corp.	7.995%	6/1/36	225	256
France Telecom SA	8.500%	3/1/31	285	388
Grupo Televisa SA	6.625%	3/18/25	100	111
Koninklijke KPN NV	8.375%	10/1/30	100	130
NBCUniversal Media LLC	4.375%	4/1/21	100	97
NBCUniversal Media LLC	6.400%	4/30/40	175	184
NBCUniversal Media LLC	5.950%	4/1/41	200	200
News America Holdings Inc.	7.700%	10/30/25	50	59
News America Inc.	6.150%	3/1/37	1,000	1,015
News America Inc.	6.150%	2/15/41	100	101
Qwest Corp.	7.500%	6/15/23	225	225
Qwest Corp.	7.250%	9/15/25	100	104
Qwest Corp.	7.125%	11/15/43	75	73
Telecom Italia Capital SA	7.200%	7/18/36	275	270
Telecom Italia Capital SA	7.721%	6/4/38	175	183
Telefonica Emisiones SAU	7.045%	6/20/36	275	294
Thomson Reuters Corp.	5.500%	8/15/35	100	100
Time Warner Cable Inc.	6.550%	5/1/37	375	388
Time Warner Cable Inc.	7.300%	7/1/38	325	363
Time Warner Cable Inc.	5.875%	11/15/40	385	363
United States Cellular Corp.	6.700%	12/15/33	100	97
Verizon Communications Inc.	8.750%	11/1/18	100	129
Verizon Communications Inc.	6.250%	4/1/37	40	42
Verizon Communications Inc.	6.900%	4/15/38	910	1,031
Verizon Communications Inc.	8.950%	3/1/39	250	347
Verizon Global Funding Corp.	7.750%	12/1/30	50	61
Vodafone Group plc	7.875%	2/15/30	525	659

Consumer Cyclical (7.3%)
CVS Caremark Corp.	6.250%	6/1/27	375	410
Daimler Finance North America LLC	8.500%	1/18/31	200	265
Historic TW Inc.	6.625%	5/15/29	1,075	1,160
Home Depot Inc.	5.400%	9/15/40	600	566
Johnson Controls Inc.	5.700%	3/1/41	100	101
Kohl’s Corp.	6.875%	12/15/37	75	86

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lowe’s Cos. Inc.	5.500%	10/15/35	375	380
McDonald’s Corp.	6.300%	10/15/37	325	377
Target Corp.	7.000%	7/15/31	675	800
Time Warner Inc.	7.625%	4/15/31	100	118
Time Warner Inc.	7.700%	5/1/32	75	89
Viacom Inc.	6.875%	4/30/36	375	416
Wal-Mart Stores Inc.	5.875%	4/5/27	250	276
Wal-Mart Stores Inc.	7.550%	2/15/30	625	796
Wal-Mart Stores Inc.	5.250%	9/1/35	100	99
Wal-Mart Stores Inc.	6.500%	8/15/37	325	372
Wal-Mart Stores Inc.	6.200%	4/15/38	125	138
Wal-Mart Stores Inc.	5.625%	4/1/40	50	52
Western Union Co.	6.200%	11/17/36	100	98
Yum! Brands Inc.	6.875%	11/15/37	125	142

Consumer Noncyclical (12.0%)
Abbott Laboratories	6.150%	11/30/37	200	222
Abbott Laboratories	5.300%	5/27/40	75	74
Altria Group Inc.	9.950%	11/10/38	150	208
Altria Group Inc.	10.200%	2/6/39	350	498
Amgen Inc.	6.375%	6/1/37	350	390
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	285
Archer-Daniels-Midland Co.	5.375%	9/15/35	175	177
AstraZeneca plc	6.450%	9/15/37	315	363
Bristol-Myers Squibb Co.	6.125%	5/1/38	525	589
Celgene Corp.	5.700%	10/15/40	25	24
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	75	102
Corn Products International Inc.	6.625%	4/15/37	25	26
Covidien International Finance SA	6.550%	10/15/37	200	230
Delhaize Group SA	5.700%	10/1/40	100	94
Diageo Capital plc	5.875%	9/30/36	300	320
Eli Lilly & Co.	5.500%	3/15/27	325	344
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	650	740
Hospira Inc.	5.600%	9/15/40	50	48
Johnson & Johnson	4.950%	5/15/33	525	523
Kellogg Co.	7.450%	4/1/31	375	471
Kimberly-Clark Corp.	5.300%	3/1/41	175	177
Koninklijke Philips Electronics NV	6.875%	3/11/38	200	239
Kraft Foods Inc.	6.500%	2/9/40	900	967
Kroger Co.	7.500%	4/1/31	300	356
McKesson Corp.	6.000%	3/1/41	125	128
Mead Johnson Nutrition Co.	4.900%	11/1/19	100	104
Medtronic Inc.	6.500%	3/15/39	100	116
Merck & Co. Inc.	6.400%	3/1/28	75	88
Merck & Co. Inc.	6.500%	12/1/33	100	119
Merck & Co. Inc.	6.550%	9/15/37	300	355
PepsiAmericas Inc.	5.500%	5/15/35	75	78
PepsiCo Inc.	4.875%	11/1/40	325	307
Pfizer Inc.	7.200%	3/15/39	520	651
Pharmacia Corp.	6.600%	12/1/28	250	296
Philip Morris International Inc.	6.375%	5/16/38	150	171
Procter & Gamble Co.	5.550%	3/5/37	465	505
Quest Diagnostics Inc.	6.950%	7/1/37	115	123
Ralcorp Holdings Inc.	6.625%	8/15/39	75	77
Safeway Inc.	7.250%	2/1/31	100	111

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sysco Corp.	5.375%	9/21/35	100	103
Thermo Fisher Scientific Inc.	4.500%	3/1/21	100	102
Unilever Capital Corp.	5.900%	11/15/32	125	140
Wyeth	6.000%	2/15/36	25	27
Wyeth	5.950%	4/1/37	100	108

Energy (10.0%)
Anadarko Finance Co.	7.500%	5/1/31	75	83
Anadarko Petroleum Corp.	6.450%	9/15/36	200	201
Anadarko Petroleum Corp.	6.200%	3/15/40	275	267
Apache Corp.	5.100%	9/1/40	25	23
Apache Corp.	5.250%	2/1/42	200	189
Baker Hughes Inc.	5.125%	9/15/40	250	238
Canadian Natural Resources Ltd.	6.250%	3/15/38	560	603
Cenovus Energy Inc.	6.750%	11/15/39	175	197
ConocoPhillips	5.900%	5/15/38	35	37
ConocoPhillips Holding Co.	6.950%	4/15/29	325	391
Devon Financing Corp. ULC	7.875%	9/30/31	425	548
Encana Corp.	6.625%	8/15/37	250	274
Halliburton Co.	6.700%	9/15/38	100	116
Halliburton Co.	7.450%	9/15/39	50	63
Hess Corp.	7.875%	10/1/29	50	61
Hess Corp.	7.300%	8/15/31	20	23
Hess Corp.	5.600%	2/15/41	670	646
Husky Energy Inc.	7.250%	12/15/19	100	118
Marathon Oil Corp.	6.600%	10/1/37	125	137
Marathon Petroleum Corp.	5.125%	3/1/21	125	126
Marathon Petroleum Corp.	6.500%	3/1/41	175	177
Nexen Inc.	6.400%	5/15/37	750	718
Noble Energy Inc.	6.000%	3/1/41	125	127
Noble Holding International Ltd.	6.200%	8/1/40	50	52
Petro-Canada	5.950%	5/15/35	200	203
Petro-Canada	6.800%	5/15/38	375	421
Shell International Finance BV	6.375%	12/15/38	375	427
Shell International Finance BV	5.500%	3/25/40	125	129
Statoil ASA	7.150%	1/15/29	100	122
Statoil ASA	5.100%	8/17/40	40	38
Suncor Energy Inc.	6.500%	6/15/38	175	189
Tosco Corp.	8.125%	2/15/30	575	739
Total Capital SA	4.250%	12/15/21	25	25
Transocean Inc.	6.800%	3/15/38	350	363
Valero Energy Corp.	6.625%	6/15/37	475	483
Weatherford International Ltd.	6.500%	8/1/36	350	362
Williams Cos. Inc.	7.875%	9/1/21	300	374
XTO Energy Inc.	6.750%	8/1/37	40	50

Other Industrial (0.1%)
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.875%	10/15/40	75	72

Technology (3.0%)
Arrow Electronics Inc.	5.125%	3/1/21	15	15
Cisco Systems Inc.	5.900%	2/15/39	115	120
Cisco Systems Inc.	5.500%	1/15/40	350	349
Corning Inc.	5.750%	8/15/40	25	25

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dell Inc.	5.400%	9/10/40	75	70
International Business Machines Corp.	5.875%	11/29/32	775	858
Microsoft Corp.	4.500%	10/1/40	115	103
Microsoft Corp.	5.300%	2/8/41	210	212
Motorola Solutions Inc.	6.500%	9/1/25	45	47
Motorola Solutions Inc.	6.625%	11/15/37	10	11
Nokia Oyj	6.625%	5/15/39	100	100
Oracle Corp.	6.500%	4/15/38	625	707
Oracle Corp.	5.375%	7/15/40	100	97
Pitney Bowes Inc.	5.250%	1/15/37	100	103

Transportation (2.8%)
Burlington Northern Santa Fe LLC	6.150%	5/1/37	75	81
Burlington Northern Santa Fe LLC	5.750%	5/1/40	415	430
Canadian National Railway Co.	6.900%	7/15/28	150	180
Canadian National Railway Co.	6.375%	11/15/37	100	115
Canadian Pacific Railway Co.	4.450%	3/15/23	125	121
1 Continental Airlines 2007-1 Class A
Pass Through Trust	5.983%	4/19/22	96	101
CSX Corp.	6.150%	5/1/37	275	294
1 Delta Air Lines 2007-1 Class A
Pass Through Trust	6.821%	8/10/22	157	167
Norfolk Southern Corp.	5.640%	5/17/29	125	131
Norfolk Southern Corp.	7.250%	2/15/31	25	30
Norfolk Southern Corp.	7.050%	5/1/37	175	213
Union Pacific Corp.	6.625%	2/1/29	525	608
United Parcel Service Inc.	6.200%	1/15/38	105	118
				55,376
Utilities (15.9%)
Electric (12.0%)
Ameren Energy Generating Co.	7.950%	6/1/32	125	124
Appalachian Power Co.	6.375%	4/1/36	200	214
Appalachian Power Co.	7.000%	4/1/38	275	317
Cleco Power LLC	6.000%	12/1/40	50	48
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	50	49
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	100	111
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	325	364
Dominion Resources Inc.	7.000%	6/15/38	100	117
Duke Energy Carolinas LLC	6.050%	4/15/38	575	626
Duke Energy Indiana Inc.	6.450%	4/1/39	100	113
Entergy Louisiana LLC	4.440%	1/15/26	75	72
Exelon Generation Co. LLC	6.250%	10/1/39	75	75
Exelon Generation Co. LLC	5.750%	10/1/41	450	424
FirstEnergy Corp.	7.375%	11/15/31	775	849
Florida Power & Light Co.	5.950%	2/1/38	50	55
Florida Power & Light Co.	5.960%	4/1/39	600	660
Florida Power & Light Co.	5.690%	3/1/40	75	80
Florida Power Corp.	6.400%	6/15/38	675	763
Georgia Power Co.	5.950%	2/1/39	315	338
Iberdrola International BV	6.750%	7/15/36	90	96
Kentucky Utilities Co.	5.125%	11/1/40	140	135
Midamerican Energy Holdings Co.	6.125%	4/1/36	755	798
Midamerican Energy Holdings Co.	6.500%	9/15/37	85	94
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	75	96
Nevada Power Co.	5.375%	9/15/40	100	98

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Northern States Power Co.	6.250%	6/1/36	150	171
Northern States Power Co.	5.350%	11/1/39	100	102
Oglethorpe Power Corp.	5.375%	11/1/40	75	72
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	300	356
Pacific Gas & Electric Co.	6.050%	3/1/34	175	186
Pacific Gas & Electric Co.	5.800%	3/1/37	575	594
Pacific Gas & Electric Co.	6.250%	3/1/39	50	55
PacifiCorp	7.700%	11/15/31	80	101
PacifiCorp	6.000%	1/15/39	125	136
Potomac Electric Power Co.	6.500%	11/15/37	125	145
PSEG Power LLC	8.625%	4/15/31	275	351
Public Service Co. of Colorado	6.250%	9/1/37	150	170
Puget Sound Energy Inc.	5.795%	3/15/40	150	150
San Diego Gas & Electric Co.	6.125%	9/15/37	100	113
South Carolina Electric & Gas Co.	6.050%	1/15/38	175	188
Southern California Edison Co.	6.000%	1/15/34	700	771
TransAlta Corp.	6.500%	3/15/40	75	76
Virginia Electric and Power Co.	6.000%	5/15/37	300	325
Virginia Electric and Power Co.	8.875%	11/15/38	100	146
Wisconsin Electric Power Co.	5.700%	12/1/36	100	104
Wisconsin Power & Light Co.	6.375%	8/15/37	101	115

Natural Gas (3.9%)
El Paso Natural Gas Co.	8.625%	1/15/22	150	183
Enbridge Energy Partners LP	7.500%	4/15/38	100	118
Energy Transfer Partners LP	7.500%	7/1/38	35	40
Enterprise Products Operating LLC	6.650%	10/15/34	125	134
Enterprise Products Operating LLC	6.125%	10/15/39	650	652
Kinder Morgan Energy Partners LP	6.950%	1/15/38	575	615
Nisource Finance Corp.	6.125%	3/1/22	100	110
Oneok Inc.	6.000%	6/15/35	125	122
ONEOK Partners LP	6.650%	10/1/36	25	27
ONEOK Partners LP	6.125%	2/1/41	200	199
Plains All American Pipeline LP /
PAA Finance Corp.	6.650%	1/15/37	50	53
Sempra Energy	6.000%	10/15/39	100	104
Southern Union Co.	7.600%	2/1/24	150	166
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	25	26
Tennessee Gas Pipeline Co.	7.000%	3/15/27	100	111
TransCanada PipeLines Ltd.	6.200%	10/15/37	275	294
TransCanada PipeLines Ltd.	7.250%	8/15/38	300	358
TransCanada PipeLines Ltd.	7.625%	1/15/39	25	31
TransCanada PipeLines Ltd.	6.100%	6/1/40	50	53
Williams Partners LP	6.300%	4/15/40	200	208
				14,747
Total Corporate Bonds (Cost $90,449)				90,342

Long-Term Corporate Bond Index Fund

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
2 Vanguard Market Liquidity Fund (Cost $744)	0.213%	743,937	744
Total Investments (98.5%) (Cost $91,701)			91,594
Other Assets and Liabilities (1.5%)
Other Assets			3,921
Liabilities			(2,552)
			1,369
Net Assets (100%)			92,963

At February 28, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	93,429
Undistributed Net Investment Income	24
Accumulated Net Realized Losses	(383)
Unrealized Appreciation (Depreciation)	(107)
Net Assets	92,963

Signal Shares—Net Assets
Applicable to 362,423 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,480
Net Asset Value Per Share—Signal Shares	$20.64

Institutional Shares—Net Assets
Applicable to 335,290 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,592
Net Asset Value Per Share—Institutional Shares	$25.63

ETF Shares—Net Assets
Applicable to 1,000,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	76,891
Net Asset Value Per Share—ETF Shares	$76.89

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is 7-day yield.

    See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2011
($000)
Investment Income
Income
Interest[1]	2,142
Total Income	2,142
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2
Management and Administrative—Signal Shares	3
Management and Administrative—Institutional Shares	—
Management and Administrative—ETF Shares	37
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	2
Marketing and Distribution—ETF Shares	7
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	2
Total Expenses	54
Net Investment Income	2,088
Realized Net Gain (Loss)
Investment Securities Sold	542
Futures Contracts	(4)
Realized Net Gain (Loss)	538
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(4,673)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,047)
1 Interest income from an affiliated company of the fund was $,1000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

		November 19,
	Six Months Ended	2009[1] to
	February 28,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,088	2,070
Realized Net Gain (Loss)	538	326
Change in Unrealized Appreciation (Depreciation)	(4,673)	4,566
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,047)	6,962
Distributions
Net Investment Income
Signal Shares	(125)	(103)
Institutional Shares	(208)	(252)
ETF Shares	(1,735)	(1,711)
Realized Capital Gain[2]
Signal Shares	(10)	—
Institutional Shares	(26)	—
ETF Shares	(215)	—
Total Distributions	(2,319)	(2,066)
Capital Share Transactions
Signal Shares	4,174	3,202
Institutional Shares	1,972	6,453
ETF Shares	15,093	61,539
Net Increase (Decrease) from Capital Share Transactions	21,239	71,194
Total Increase (Decrease)	16,873	76,090
Net Assets
Beginning of Period	76,090	—
End of Period[3]	92,963	76,090

1 Inception.

2 Includes fiscal 2011 short-term gain distributions totaling $251,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

3 Net Assets - End of Period includes undistributed net investment income of $24,000 and $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Signal Shares

	Six Months	Jan. 19,
	Ended	2010[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$22.00	$20.12
Investment Operations
Net Investment Income	.570	.680
Net Realized and Unrealized Gain (Loss) on Investments[2]	(1.301)	1.936
Total from Investment Operations	(.731)	2.616
Distributions
Dividends from Net Investment Income	(.565)	(.736)
Distributions from Realized Capital Gains	(.064)	—
Total Distributions	(.629)	(.736)
Net Asset Value, End of Period	$20.64	$22.00

Total Return[3]	-3.32%	13.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7	$4
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[4]
Ratio of Net Investment Income to Average Net Assets	5.51%	5.65%[4]
Portfolio Turnover Rate[5]	119%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Includes increases from purchase fees of $.01, and $.03.

3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares

	Six Months	Nov. 19,
	Ended	2009[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$27.32	$24.89
Investment Operations
Net Investment Income	.715	1.090
Net Realized and Unrealized Gain (Loss) on Investments[2]	(1.615)	2.428
Total from Investment Operations	(.900)	3.518
Distributions
Dividends from Net Investment Income	(.710)	(1.088)
Distributions from Realized Capital Gains	(.080)	—
Total Distributions	(.790)	(1.088)
Net Asset Value, End of Period	$25.63	$27.32

Total Return[3]	-3.29%	14.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9	$7
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[4]
Ratio of Net Investment Income to Average Net Assets	5.57%	5.71%[4]
Portfolio Turnover Rate[5]	119%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Includes increases from purchase fees of $.02, and $.03.

3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares

	Six Months	Nov. 19,
	Ended	2009[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$81.96	$74.67
Investment Operations
Net Investment Income	2.120	3.236
Net Realized and Unrealized Gain (Loss) on Investments[2]	(4.847)	7.286
Total from Investment Operations	(2.727)	10.522
Distributions
Dividends from Net Investment Income	(2.104)	(3.232)
Distributions from Realized Capital Gains	(.239)	—
Total Distributions	(2.343)	(3.232)
Net Asset Value, End of Period	$76.89	$81.96

Total Return	-3.33%	14.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$77	$66
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	5.51%	5.65%[3]
Portfolio Turnover Rate[4]	119%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Includes increases from purchase fees of $.05, and $.10.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2010, and for the period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Long-Term Corporate Bond Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $16,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	508	—
Corporate Bonds	—	90,342	—
Temporary Cash Investments	744	—	—
Total	744	90,850	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2011, the fund realized $880,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Long-Term Corporate Bond Index Fund

At February 28, 2011, the cost of investment securities for tax purposes was $91,703,000. Net unrealized depreciation of investment securities for tax purposes was $109,000, consisting of unrealized gains of $1,176,000 on securities that had risen in value since their purchase and $1,285,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2011, the fund purchased $62,816,000 of investment securities and sold $43,890,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $23,680,000 and $23,596,000, respectively.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Inception[1] to
	February 28, 2011		August 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued[2]	4,039	197	3,099	154
Issued in Lieu of Cash Distributions	135	6	103	5
Redeemed	—	—	—	—
Net Increase (Decrease)—Signal Shares	4,174	203	3,202	159
Institutional Shares
Issued[2]	1,738	69	6,201	247
Issued in Lieu of Cash Distributions	234	9	252	10
Redeemed	—	—	—	—
Net Increase (Decrease)—Institutional Shares	1,972	78	6,453	257
ETF Shares
Issued[2]	38,978	500	76,625	1,000
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(23,885)	(300)	(15,086)	(200)
Net Increase (Decrease)—ETF Shares	15,093	200	61,539	800

1 Inception was November 19, 2009, for ETF Shares and Institutional Shares, and January 19, 2010, Signal Shares.

2 Includes purchase fees for fiscal 2011 and 2010 of $58,000 and $94,000, respectively (fund total).

G. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mortgage-Backed Securities Index Fund

Fund Profile
As of February 28, 2011

Share-Class Characteristics

		Signal	ETF
		Shares	Shares
Ticker Symbol		VMBSX	VMBS
Expense Ratio[1]		0.15%	0.15%
30-Day SEC Yield		2.25%	2.25%

Financial Attributes
		Barclays	Barclays
		MBS	Aggregate
		Float Adj	Float Adj
	Fund	Index	Index
Number of Bonds	25[2]	1,123	7,976
Yield to Maturity
(before expenses)	3.6%	3.7%	3.0%
Average Coupon	5.0%	5.0%	4.2%
Average Duration	4.2 years	4.3 years	5.1 years
Average Effective
Maturity	6.1 years	6.2 years	7.2 years
Short-Term
Reserves	1.6%	—	—

Sector Diversification (% of portfolio)
Government Mortgage-Backed			100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
Aaa	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 28, 2010, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2011, the annualized expense ratios were 0.15% for Signal Shares and 0.15% for ETF Shares.
2 Issues are mortgage pools grouped by coupon.

Mortgage-Backed Securities Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2011

		Barclays
		MBS
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	4.39%	4.23%
2011	0.59	0.45
Note: For 2011, performance data reflect the six months ended February 28, 2011.

Average Annual Total Returns: Periods Ended December 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	12/3/2009	5.23%	2.31%	1.76%	4.07%
ETF Shares	11/19/2009
Market Price		5.38			4.19
Net Asset Value		5.24			4.16

See Financial Highlights for dividend and capital gains information.

Mortgage-Backed Securities Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
Conventional Mortgage-Backed Securities (95.7%)
[1,2]	Fannie Mae Pool	3.500%	3/1/26–3/1/41	1,258	1,243
[1,2]	Fannie Mae Pool	4.000%	8/1/18–3/1/41	3,645	3,663
[1,2]	Fannie Mae Pool	4.500%	2/1/18–3/1/41	3,846	3,978
[1,2]	Fannie Mae Pool	5.000%	10/1/17–3/1/41	4,723	4,995
[1,2]	Fannie Mae Pool	5.500%	12/1/16–3/1/41	4,776	5,146
[1,2]	Fannie Mae Pool	6.000%	12/1/13–3/1/41	3,384	3,698
[1,2]	Fannie Mae Pool	6.500%	4/1/16–10/1/39	1,013	1,138
[1,2]	Fannie Mae Pool	7.000%	12/1/29–4/1/37	194	222
[1,2]	Freddie Mac Gold Pool	3.500%	3/1/26–3/1/41	705	698
[1,2]	Freddie Mac Gold Pool	4.000%	7/1/18–3/1/41	2,435	2,452
[1,2]	Freddie Mac Gold Pool	4.500%	2/1/18–3/1/41	2,673	2,754
[1,2]	Freddie Mac Gold Pool	5.000%	10/1/17–2/1/41	3,040	3,202
[1,2]	Freddie Mac Gold Pool	5.500%	4/1/14–3/1/41	3,028	3,251
[1,2]	Freddie Mac Gold Pool	6.000%	4/1/14–3/1/41	2,026	2,214
[1,2]	Freddie Mac Gold Pool	6.500%	1/1/29–8/1/38	723	814
[1,2]	Freddie Mac Gold Pool	7.000%	5/1/29–10/1/32	186	213
[1,2]	Freddie Mac Gold Pool	8.000%	11/1/22	5	6
1	Ginnie Mae I Pool	3.500%	3/1/41	80,000	76
1	Ginnie Mae I Pool	4.000%	7/15/39–3/1/41	865	866
1	Ginnie Mae I Pool	4.500%	9/15/18–3/1/41	2,042	2,115
1	Ginnie Mae I Pool	5.000%	1/15/18–3/1/41	1,469	1,563
1	Ginnie Mae I Pool	5.500%	11/15/32–5/15/39	1,120	1,220
1	Ginnie Mae I Pool	6.000%	8/15/32–3/1/41	679	750
1	Ginnie Mae I Pool	6.500%	5/15/24–9/15/38	306	347
1	Ginnie Mae II Pool	4.000%	12/20/40–3/1/41	474	475
1	Ginnie Mae II Pool	4.500%	4/20/40–3/1/41	1,501	1,552
1	Ginnie Mae II Pool	5.000%	6/20/33–3/1/41	1,791	1,907
1	Ginnie Mae II Pool	5.500%	6/20/34–11/20/39	534	579
1	Ginnie Mae II Pool	6.000%	1/20/32–7/20/39	430	478
1	Ginnie Mae II Pool	6.500%	10/20/28–3/20/31	44	51
1	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	76	88
					51,754
Nonconventional Mortgage-Backed Securities (3.9%)
[1,2]	Fannie Mae Pool	3.101%	12/1/40	99	101
[1,2]	Fannie Mae Pool	3.153%	2/1/41	100	101
[1,2]	Fannie Mae Pool	3.202%	12/1/40	74	76

Mortgage-Backed Securities Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[1,2]	Fannie Mae Pool	3.258%	11/1/40	97	100
[1,2]	Fannie Mae Pool	3.259%	10/1/40	146	151
[1,2]	Fannie Mae Pool	3.293%	1/1/40	26	27
[1,2]	Fannie Mae Pool	3.528%	3/1/40	49	51
[1,2]	Fannie Mae Pool	5.115%	3/1/38	170	182
[1,2]	Fannie Mae Pool	5.653%	3/1/37	390	410
[1,2]	Fannie Mae Pool	5.721%	4/1/37	82	88
[1,2]	Fannie Mae Pool	6.301%	9/1/37	69	74
[1,2]	Freddie Mac Non Gold Pool	3.330%	4/1/40	65	67
[1,2]	Freddie Mac Non Gold Pool	3.375%	5/1/40	27	28
[1,2]	Freddie Mac Non Gold Pool	3.603%	6/1/40	246	253
[1,2]	Freddie Mac Non Gold Pool	3.625%	1/1/40	147	152
[1,2]	Freddie Mac Non Gold Pool	6.405%	2/1/37	149	161
1	Ginnie Mae II Pool	2.500%	1/20/41	100	99
					2,121
Total U.S. Government and Agency Obligations (Cost $53,529)					53,875

				Shares
Temporary Cash Investment (23.1%)
Money Market Fund (23.1%)
3	Vanguard Market Liquidity Fund (Cost $12,521)	0.213%		12,520,942	12,521
Total Investments (122.7%) (Cost $66,050)					66,396
Other Assets and Liabilities (-22.7%)
Other Assets					2,707
Liabilities					(15,005)
					(12,298)
Net Assets (100%)					54,098

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value					66,396
Receivables for Investment Securities Sold					2,496
Other Assets					211
Total Assets					69,103
Liabilities
Payables for Investment Securities Purchased					13,976
Other Liabilities					1,029
Total Liabilities					15,005
Net Assets					54,098

Mortgage-Backed Securities Index Fund

At February 28, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	53,946
Undistributed Net Investment Income	8
Accumulated Net Realized Losses	(202)
Unrealized Appreciation (Depreciation)	346
Net Assets	54,098

Signal Shares—Net Assets
Applicable to 440,300 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,845
Net Asset Value Per Share—Signal Shares	$20.09

ETF Shares—Net Assets
Applicable to 900,980 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	45,253
Net Asset Value Per Share—ETF Shares	$50.23

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Operations

Six Months Ended
February 28, 2011
($000)
Investment Income
Income
Interest[1]	535
Total Income	535
Expenses
The Vanguard Group—Note B
Management and Administrative—Signal Shares	3
Management and Administrative—ETF Shares	16
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—ETF Shares	—
Custodian Fees	12
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—ETF Shares	2
Total Expenses	33
Net Investment Income	502
Realized Net Gain (Loss) on Investment Securities Sold	(168)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(49)
Net Increase (Decrease) in Net Assets Resulting from Operations	285
1 Interest income from an affiliated company of the fund was $9,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Changes in Net Assets

		November 19,
	Six Months Ended	2009[1] to
	February 28,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	502	724
Realized Net Gain (Loss)	(168)	754
Change in Unrealized Appreciation (Depreciation)	(49)	395
Net Increase (Decrease) in Net Assets Resulting from Operations	285	1,873
Distributions
Net Investment Income
Signal Shares	(75)	(97)
Institutional Shares	—	(41)
ETF Shares	(413)	(592)
Realized Capital Gain[2]
Signal Shares	(100)	—
Institutional Shares	—	—
ETF Shares	(576)	—
Total Distributions	(1,164)	(730)
Capital Share Transactions
Signal Shares	2,871	5,965
Institutional Shares	—	148
ETF Shares	15,169	29,681
Net Increase (Decrease) from Capital Share Transactions	18,040	35,794
Total Increase (Decrease)	17,161	36,937
Net Assets
Beginning of Period	36,937	—
End of Period[3]	54,098	36,937

1 Inception.
2 Includes fiscal 2011 short-term gain distributions totaling $676,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $8,000 and ($6,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

Signal Shares

	Six Months	Dec. 3,
	Ended	2009[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$20.52	$20.04
Investment Operations
Net Investment Income	.225	.332
Net Realized and Unrealized Gain (Loss) on Investments	(.106)	.487
Total from Investment Operations	.119	.819
Distributions
Dividends from Net Investment Income	(.220)	(.339)
Distributions from Realized Capital Gains	(.329)	—
Total Distributions	(.549)	(.339)
Net Asset Value, End of Period	$20.09	$20.52

Total Return	0.59%	4.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9	$6
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.26%	2.12%[2]
Portfolio Turnover Rate[3]	278%	402%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Includes 141% and 166% that is attributable to mortgage-dollar-roll activity in 2011 and 2010, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

Institutional Shares

November 19, 2009[1] to
For a Share Outstanding Throughout the Period	December 29, 2009[2]
Net Asset Value, Beginning of Period	$24.99
Investment Operations
Net Investment Income	.051
Net Realized and Unrealized Gain (Loss) on Investments	(.180)
Total from Investment Operations	(.129)
Distributions
Dividends from Net Investment Income	(.051)
Distributions from Realized Capital Gains	—
Total Distributions	(.051)
Net Asset Value, End of Period	$24.81²

Total Return	-0.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$0
Ratio of Total Expenses to Average Net Assets	0.09%³
Ratio of Net Investment Income to Average Net Assets	1.72%³
Portfolio Turnover Rate	402%[4]

1 Inception.
2 Net asset value as of December 29, 2009, at which date the sole shareholder account converted into ETF Shares.
3 Annualized.
4 Includes 166% that is attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

ETF Shares

	Six Months	Nov. 19,
	Ended	2009[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$51.31	$49.98
Investment Operations
Net Investment Income	.563	.836
Net Realized and Unrealized Gain (Loss) on Investments	(.269)	1.338
Total from Investment Operations	.294	2.174
Distributions
Dividends from Net Investment Income	(.552)	(.844)
Distributions from Realized Capital Gains	(.822)	—
Total Distributions	(1.374)	(.844)
Net Asset Value, End of Period	$50.23	$51.31

Total Return	0.59%	4.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45	$31
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.26%	2.12%[2]
Portfolio Turnover Rate[3]	278%	402%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Includes 141% and 166% that is attributable to mortgage-dollar-roll activity in 2011 and 2010, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Notes to Financial Statements

Vanguard Mortgage-Backed Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on November 19, 2009. All outstanding Institutional Shares were converted to ETF Shares on December 29, 2009. The fund has not issued any additional Institutional Shares as of February 28, 2011. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

3. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously purchases similar securities for future settlement at a lower price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. Although the fund forgoes principal and interest paid on the securities sold, it is compensated by interest earned on the sale proceeds and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys securities from a dealer pursuant to a TBA transaction and simultaneously sells similar securities for future settlement. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls with only highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2010, and for the period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Mortgage-Backed Securities Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $9,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interes rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	53,875	—
Temporary Cash Investments	12,521	—	—
Total	12,521	53,875	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Mortgage-Backed Securities Index Fund

At February 28, 2011, the cost of investment securities for tax purposes was $66,050,000. Net unrealized appreciation of investment securities for tax purposes was $346,000, consisting of unrealized gains of $504,000 on securities that had risen in value since their purchase and $158,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2011, the fund purchased $78,096,000 of investment securities and sold $60,463,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Inception[1] to
	February 28, 2011		August 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued	2,696	134	5,893	293
Issued in Lieu of Cash Distributions	175	9	97	5
Redeemed	—	—	(25)	(1)
Net Increase (Decrease)—Signal Shares	2,871	143	5,965	297
Institutional Shares
Issued	—	—	20,007	800
Issued in Lieu of Cash Distributions	—	—	41	2
Redeemed	—	—	(19,900)	(802)
Net Increase (Decrease)—Institutional Shares	—	—	148	—²
ETF Shares
Issued	15,169	300	50,061	1,001
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(20,380)	(400)
Net Increase (Decrease)—ETF Shares	15,169	300	29,681	601

1 Inception was November 19, 2009, for ETF Shares and Institutional Shares, and December 3, 2009, for Signal Shares.
2 On December 29, 2009, all shares held in Institutional Shares were converted into ETF Shares.

G. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2011

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2010	2/28/2011	Period
Based on Actual Fund Return
Short-Term Government Bond Index Fund
Signal Shares	1,000.00	1,000.89	0.74
Institutional Shares	1,000.00	1,001.06	0.45
ETF Shares	1,000.00	1,000.71	0.74
Intermediate-Term Government Bond Index Fund
Signal Shares	1,000.00	975.67	0.73
Institutional Shares	1,000.00	975.82	0.44
ETF Shares	1,000.00	975.48	0.73
Long-Term Government Bond Index Fund
Signal Shares	1,000.00	897.00	0.71
Institutional Shares	1,000.00	896.80	0.42
ETF Shares	1,000.00	896.67	0.71
Short-Term Corporate Bond Index Fund
Institutional Shares	1,000.00	1,009.70	0.45
ETF Shares	1,000.00	1,009.22	0.75
Intermediate-Term Corporate Bond Index Fund
Signal Shares	1,000.00	1,003.03	0.74
Institutional Shares	1,000.00	1,003.33	0.45
ETF Shares	1,000.00	1,003.15	0.75
Long-Term Corporate Bond Index Fund
Signal Shares	1,000.00	966.82	0.73
Institutional Shares	1,000.00	967.11	0.44
ETF Shares	1,000.00	966.69	0.73
Mortgage-Backed Securities Index Fund
Signal Shares	1,000.00	1,005.94	0.75
ETF Shares	1,000.00	1,005.86	0.75

Six Months Ended February 28, 2011

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2010	2/28/2011	Period
Based on Hypothetical 5% Yearly Return
Short-Term Government Bond Index Fund
Signal Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.05	0.75
Intermediate-Term Government Bond Index Fund
Signal Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.05	0.75
Long-Term Government Bond Index Fund
Signal Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.05	0.75
Short-Term Corporate Bond Index Fund
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.05	0.75
Intermediate-Term Corporate Bond Index Fund
Signal Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.05	0.75
Long-Term Corporate Bond Index Fund
Signal Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.05	0.75
Mortgage-Backed Securities Index Fund
Signal Shares	1,000.00	1,024.05	0.75
ETF Shares	1,000.00	1,024.05	0.75

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Government Bond Index Fund, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares; for the Intermediate-Term Government Bond Index Fund, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares; for the Long-Term Government Bond Index Fund, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares; for the Short-Term Corporate Bond Index Fund, 0.09% for Institutional Shares and 0.15% for ETF Shares; for the Intermediate-Term Corporate Bond Index Fund, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares; for the Long-Term Corporate Bond Index Fund, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares; for the Mortgage-Backed Securities Index Fund, 0.15% for Signal Shares and 0.15% for ETF Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. This table does not include data for funds or share classes of funds with fewer than six months of history.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Short-Term Government Bond Index Fund, Intermediate-Term Government Bond Index Fund, Long-Term Government Bond Index Fund, Short-Term Corporate Bond Index Fund, Intermediate-Term Corporate Bond Index Fund, Long-Term Corporate Bond Index Fund, and Mortgage-Backed Securities Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor to the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the funds since their inception in 2009, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the funds’ performance since their inception, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment policies. Information about each fund’s most recent performance can be found in the Performance Summary pages of this report.

Cost
The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their respective peer groups and that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For this report, credit-quality ratings for each issue are obtained from Barclays Capital using ratings derived from Moody’s Investors Service, Fitch Ratings, and Standard & Poor’s. When ratings from all three agencies are available, the median rating is used; when ratings are available from two of the agencies, the lower rating is used; and when one rating is available, that rating is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	Chairman Emeritus and Senior Advisor
Business Administration at Dartmouth College.
John J. Brennan
Chairman, 1996–2009
Executive Officers	Chief Executive Officer and President, 1996–2008

Glenn Booraem
Born 1967. Controller Since July 2010. Principal	Founder
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of	John C. Bogle
the investment companies served by The Vanguard	Chairman and Chief Executive Officer, 1974–1996
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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Valley Forge, PA 19482-2600

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by Barclays Capital without regard to Vanguard or the
You can obtain a free copy of Vanguard’s proxy voting	Vanguard ETFs. Barclays Capital is not responsible for,
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voted the proxies for securities it owned during the 12	rights reserved.
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
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© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q16422 042011

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics. (b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

VANGUARD SCOTTSDALE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 15, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.